                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

This Prospectus describes certificates ("Certificate" or "Certificates") issued under group flexible premium variable life insurance policies ("Policy" or "Policies") offered by First Allmerica Financial Life Insurance Company ("Company") to eligible applicants ("Certificate Owners") who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are Age 80 years old and under.

The Certificates permit you to allocate Net Premiums among up to 20 sub-accounts ("Sub-Accounts") of the Group VEL Account ("Separate Account"), a separate account of the Company, and a fixed interest account ("General Account") of the Company (together "Accounts"). Each Sub-Account invests its assets in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Mutual Fund Variable Annuity Trust ("MFVAT"), Delaware Group Premium Fund, Inc. ("DGPF") and T. Rowe Price International Series, Inc., ("T. Rowe Price"). The following underlying funds are available under the Certificates (certain Funds may not be available in all states):

ALLMERICA INVESTMENT TRUST          MFVAT
Select Aggressive Growth Fund       International Equity Portfolio
Select Capital Appreciation Fund    Capital Growth Portfolio
Select Value Opportunity Fund       Growth and Income Portfolio
Select Growth Fund                  Asset Allocation Portfolio
Equity Index Fund                   U.S. Government Income Portfolio
Investment Grade Income Fund
Money Market Fund
DGPF                                T. ROWE PRICE
International Equity Series         T. Rowe Price International Stock
                                    Portfolio

Within limits, you may choose the amount of initial premium desired and the initial Death Benefit. You have the flexibility to vary the frequency and amount of premium payments, subject to certain restrictions and conditions. You may withdraw a portion of the Certificate's Surrender Value, or the Certificate may be fully surrendered at any time, subject to certain limitations.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF ALLMERICA INVESTMENT TRUST, MUTUAL FUND VARIABLE ANNUITY TRUST, DELAWARE GROUP PREMIUM FUND, INC. AND T. ROWE PRICE INTERNATIONAL SERIES, INC. INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE OBLIGATIONS OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE CERTIFICATES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CERTIFICATES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CERTIFICATES ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                            DATED DECEMBER 15, 1998
               440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653
                                 (508) 855-1000

(Continued from cover page)

There is no guaranteed minimum Certificate Value. The value of a Certificate will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Certificate Value will also be adjusted for other factors, including the amount of charges imposed. The Certificate will remain in effect so long as the Certificate Value less any outstanding Debt is sufficient to pay certain monthly charges imposed in connection with the Certificate. The Certificate Value may decrease to the point where the Certificate will lapse and provide no further death benefit without additional premium payments.

If the Certificate is in effect at the death of the Insured, the Company will pay a Death Benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Death Benefit, less any Debt, partial withdrawals, and any due and unpaid charges. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate. If the Guideline Premium Test is in effect (See "Election of Death Benefit Options"), you may choose either Death Benefit Option 1 (the Death Benefit is fixed in amount) or Death Benefit Option 2 (the Death Benefit includes the Certificate Value in addition to a fixed insurance amount) and may change between Death Benefit Option 1 and Option 2, subject to certain conditions. If the Cash Value Accumulation Test is in effect, Death Benefit Option 3 (the Death Benefit is fixed in amount) will apply. A Minimum Death Benefit, equivalent to a percentage of the Certificate Value, will apply if greater than the Death Benefit otherwise payable under Option 1, Option 2 or Option 3.

In certain circumstances, a Certificate may be considered a "modified endowment contract." Under the Internal Revenue Code ("Code"), any Certificate loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY OR CERTIFICATE.

                               TABLE OF CONTENTS

SPECIAL TERMS........................................................................          5
SUMMARY..............................................................................          8
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS...........         16
INVESTMENT OBJECTIVES AND POLICIES...................................................         18
INVESTMENT ADVISORY SERVICES.........................................................         20
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS....................................         22
VOTING RIGHTS........................................................................         23
THE CERTIFICATE......................................................................         23
  Enrollment Form for a Certificate..................................................         23
  Free-Look Period...................................................................         24
  Conversion Privileges..............................................................         25
  Premium Payments...................................................................         25
  Allocation of Net Premiums.........................................................         26
  Transfer Privilege.................................................................         26
  Election of Death Benefit Options..................................................         27
  Guideline Premium Test and Cash Value Accumulation Test............................         27
  Death Proceeds.....................................................................         28
  Change in Death Benefit Option.....................................................         30
  Change in Face Amount..............................................................         31
  Certificate Value and Surrender Value..............................................         32
  Payment Options....................................................................         33
  Optional Insurance Benefits........................................................         33
  Surrender..........................................................................         33
  Paid-Up Insurance Option...........................................................         34
  Partial Withdrawal.................................................................         34
CHARGES AND DEDUCTIONS...............................................................         35
  Premium Expense Charge.............................................................         35
  Monthly Deduction from Certificate Value...........................................         35
  Charges Reflected in the Assets of the Separate Account............................         38
  Surrender Charge...................................................................         39
  Charges on Partial Withdrawal......................................................         40
  Transfer Charges...................................................................         41
  Charge for Change in Face Amount...................................................         41
  Other Administrative Charges.......................................................         41
CERTIFICATE LOANS....................................................................         41
CERTIFICATE TERMINATION AND REINSTATEMENT............................................         43
OTHER CERTIFICATE PROVISIONS.........................................................         44
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY......................................         46
DISTRIBUTION.........................................................................         47
SERVICES.............................................................................         48
REPORTS..............................................................................         48
LEGAL PROCEEDINGS....................................................................         48
FURTHER INFORMATION..................................................................         48
INDEPENDENT ACCOUNTANTS..............................................................         48
FEDERAL TAX CONSIDERATIONS...........................................................         48
  The Company and the Separate Account...............................................         49
  Taxation of the Certificates.......................................................         49
  Certificate Loans..................................................................         50
  Modified Endowment Contracts.......................................................         50
MORE INFORMATION ABOUT THE GENERAL ACCOUNT...........................................         51
YEAR 2000 DISCLOSURE.................................................................         52

FINANCIAL STATEMENTS.................................................................         53
APPENDIX A -- OPTIONAL BENEFITS......................................................        A-1
APPENDIX B -- PAYMENT OPTIONS........................................................        B-1
APPENDIX C -- ILLUSTRATIONS OF SUM INSURED, CERTIFICATE VALUES AND ACCUMULATED
 PREMIUMS............................................................................        C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES...............................        D-1
UNAUDITED FINANCIAL STATEMENTS.......................................................       UF-1
FINANCIAL STATEMENTS.................................................................        F-1

                                 SPECIAL TERMS

AGE: The Insured's age as of the nearest birthday measured from a Certificate anniversary.

BENEFICIARY: The person(s) designated by the owner of the Certificate to receive the insurance proceeds upon the death of the Insured.

CERTIFICATE CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Death Benefit Option.

CERTIFICATE VALUE: The total amount available for investment under a Certificate at any time. It is equal to the sum of (a) the value of the Units credited to a Certificate in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Certificate.

COMPANY: First Allmerica Financial Life Insurance Company.

DATE OF ISSUE: The date set forth in the Certificate used to determine the Monthly Processing Date, Certificate months, Certificate years, and Certificate anniversaries.

DEATH BENEFIT: The amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Death Benefit will depend on the Death Benefit Option chosen, but will always be at least equal to the Face Amount.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Death Benefit Option, less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate.

DEBT: All unpaid Certificate loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Certificate Owner and returned to the Principal Office, that the Certificate Owner has received the Certificate and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, satisfactory to the Company, that is used to determine the Insured's Underwriting Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Certificate is set forth in the specifications pages of the Certificate.

FINAL PREMIUM PAYMENT DATE: The Certificate anniversary nearest the Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Certificate.

GENERAL ACCOUNT: All the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date for the specified Death Benefit, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Certificates), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Certificate and any

Certificate riders. The Death Benefit Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

INSURANCE AMOUNT AT RISK: The Death Benefit less the Certificate Value.

ISSUANCE AND ACCEPTANCE: The date the Company mails the Certificate if the enrollment form is approved with no changes requiring your consent; otherwise, the date the Company receives your written consent to any changes.

LOAN VALUE: The maximum amount that may be borrowed under the Certificate.

MINIMUM DEATH BENEFIT: The minimum Death Benefit required to qualify the Certificate as "life insurance" under federal tax laws. The Minimum Death Benefit varies by Age. It is calculated by multiplying the Certificate Value by a percentage determined by the Insured's Age.

MONTHLY DEDUCTION: Charges deducted monthly from the Certificate Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by rider, the monthly Certificate administrative charge, the monthly Separate Account administrative charge and the monthly mortality and expense risk charge.

MONTHLY DEDUCTION SUB-ACCOUNT: A Sub-Account of the Separate Account to which the payor that you name under the Payor Option may allocate Net Premiums to pay all or a portion of the insurance charges and administrative charges. The Monthly Deduction Sub-Account is currently the Sub-Account which invests in the Money Market Fund of Allmerica Investment Trust.

MONTHLY PROCESSING DATE: The date on which the Monthly Deduction is deducted from Certificate Value.

NET PREMIUM: An amount equal to the premium less any premium expense charge.

PAID-UP INSURANCE: Life insurance coverage for the life of the Insured, with no further premiums due.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Certificate Value will be allocated. If you do not, the Company will allocate the deduction or Certificate Value among the General Account and the Sub-Accounts, excluding the Monthly Deduction Sub-Account, in the same proportion that the Certificate Value in the General Account and the Certificate Value in each Sub-Account bear to the total Certificate Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: A subdivision of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust, a corresponding Portfolio of the Mutual Fund Variable Annuity Trust, the International Equity Series of the Delaware Group Premium Fund, Inc. or the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc.

SURRENDER VALUE: The amount payable upon a full surrender of the Certificate. It is the Certificate Value, less any Debt and any surrender charges.

UNDERLYING FUNDS ("FUNDS"): The Funds of Allmerica Investment Trust, the Portfolios of Mutual Fund Variable Annuity Trust, the Series of Delaware Group Premium Fund, Inc. and the Portfolio of T. Rowe Price International Series, Inc., which are available under the Certificates.

UNDERWRITING CLASS: The risk classification that the Company assigns the Insured based on the information in the enrollment form and any other Evidence of Insurability considered by the Company. The Insured's Underwriting Class will affect the cost of insurance charge and the amount of premium required to keep the Certificate in force.

UNIT: A measure of your interest in a Sub-Account.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Certificate is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The interval between two consecutive Valuation Dates.

WRITTEN REQUEST: A request by the Certificate Owner in writing, satisfactory to the Company.

YOU OR YOUR: The Certificate Owner, as shown in the enrollment form or the latest change filed with the Company.

                                    SUMMARY

THE CERTIFICATE

The Certificate issued under a group flexible premium variable life Policy offered by this Prospectus allows you, subject to certain limitations, to make premium payments in any amount and frequency. As long as the Certificate remains in force, it will provide for:

    - life insurance coverage on the named Insured;

    - Certificate Value;

    - surrender rights and partial withdrawal rights;

    - loan privileges; and

    - in some cases, additional insurance benefits available by rider for an additional charge.

The Certificates provide Death Benefits, Certificate Values, and other features traditionally associated with life insurance policies. The Certificates are "variable" because, unlike the fixed benefits of ordinary whole life insurance, the Certificate Value will, and under certain circumstances the Death Proceeds may, increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. They are "flexible premium" Certificates, because, unlike traditional insurance policies, there is no fixed schedule for premium payments. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause a Certificate to lapse, nor will making the planned premium payments guarantee that a Certificate will remain in force. Thus, you may, but are not required to, pay additional premiums.

The Certificate will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you.

SURRENDER CHARGES

At any time that a Certificate is in effect, a Certificate Owner may elect to surrender the Certificate and receive its Surrender Value. A surrender charge may be calculated upon issuance of the Certificate and upon each increase in the Face Amount. The surrender charge may be imposed, depending on the group to which the Policy is issued, for up to 15 years from the Date of Issue or any increase in the Face Amount and you request a full surrender or a decrease in the Face Amount.

SURRENDER CHARGES FOR THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Certificate is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge of up to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums received up to the Guideline Annual Premium, depending on the group to which the Policy is issued. In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per thousand dollars of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge remains level for up to 24 Certificate months, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. If you surrender the Certificate during the first two years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the actual surrender charge imposed may be less than the maximum. See THE CERTIFICATE -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."

SURRENDER CHARGES FOR AN INCREASE IN FACE AMOUNT

A separate surrender charge may apply to and be calculated for each increase in the Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge of up to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums associated with the increase, up to the Guideline Annual Premium for the increase. In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per thousand dollars of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

This maximum surrender charge with respect to an increase remains level for up to 24 Certificate months following the increase, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. During the first two Certificate years following an increase in Face Amount, before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the actual surrender charge with respect to the increase may be less than the maximum. See THE CERTIFICATE -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."

In the event of a decrease in the Face Amount, any surrender charge imposed is a fraction of the charge that would apply to a full surrender of the Certificate. See THE CERTIFICATE -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."

PREMIUM EXPENSE CHARGE

A charge may be deducted from each premium payment for state and local premium taxes paid by the Company, to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes, and for sales expenses related to the Certificates. State premium taxes generally range from 0.75% to 5%, while local premium taxes (if any) vary by jurisdiction within a state. The DAC tax deduction may range from zero to 1% of premiums, depending on the group to which the Policy is issued. The charge for distribution expenses may range from zero to 10%. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM CERTIFICATE VALUE

On the Date of Issue and each Monthly Processing Date thereafter prior to the Final Premium Payment Date, certain charges ("Monthly Deductions") will be deducted from the Certificate Value. The Monthly Deduction includes a charge for cost of insurance, a charge for the cost of any additional benefits provided by rider, and a charge for administrative expenses that may be up to $10, depending on the group to which the Policy is issued. The Monthly Deduction may also include a charge for Separate Account administrative expenses and a charge for mortality and expense risks. The Separate Account administrative charge may continue for up to 10 Certificate years and may be up to 0.25% of Certificate Value in each Sub-Account, depending on the group to which the Policy was issued. The mortality and expense risk charge may be up to 0.90% of Certificate Value in each Sub-Account.

You may specify from which Sub-Account the cost of insurance charge, the charge for Certificate administrative expenses and the charge for the cost of additional benefits provided by rider will be deducted. If the Payor Provision is in force, all cost of insurance charges and administrative charges will be deducted from the Monthly Deduction Sub-Account. If no allocation is specified, the Company will make a Pro-Rata Allocation.

The Separate Account administrative charge and the mortality and expense risk charge are assessed against each Sub-Account that generates a charge. In the event that a charge is greater than the value of the Sub-

Account to which it relates on a Monthly Processing Date, the unpaid balance will be totaled and the Company will make a Pro-Rata Allocation.

Monthly Deductions are made on the Date of Issue and on each Monthly Processing Date until the Final Premium Payment Date. No Monthly Deductions will be made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

TRANSACTION CHARGES

Each of the charges listed below is designed to reimburse the Company for administrative costs incurred in the applicable transaction.

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge, which is up to the smaller of 2% of the amount withdrawn, or $25, is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. In addition to the transaction charge, a partial withdrawal charge may also be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawal."

CHARGE FOR CHANGE IN FACE AMOUNT

For each increase or decrease in the Face Amount, a charge of $2.50 per $1,000 of increase or decrease up to $40, may be deducted from the Certificate Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the change. See THE CERTIFICATE -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Change in Face Amount."

TRANSFER CHARGE

The first twelve transfers of Certificate Value in a Certificate year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE CERTIFICATE -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs associated with changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. See CHARGES AND DEDUCTIONS -- "Other Administrative Charges."

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. See CHARGES AND DEDUCTIONS -- "Charges Reflected in the Assets of the Separate Account." The levels of fees and expenses vary among the Underlying Funds.

CERTIFICATE VALUE AND SURRENDER VALUE

The Certificate Value is the total amount available for investment under a Certificate at any time. It is the sum of the value of all Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account of the Company credited to the Certificate. The Certificate Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Certificate, interest credited to accumulations in the General Account, investment performance of the Sub-Accounts to which Certificate Value has been allocated, and partial withdrawals. The Certificate Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Certificate Value.

The Surrender Value will be the Certificate Value, less any Debt and surrender charges. The Surrender Value is relevant, for example, in the computation of the amounts available upon partial withdrawals, Certificate loans or surrender.

DEATH PROCEEDS

The Certificate provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the Insured. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Death Benefit, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Certificate month in which the Insured dies. Three Death Benefit Options are available. Under Option 1 and Option 3, the Death Benefit is the greater of the Face Amount or the applicable Minimum Death Benefit. Under Option 2, the Death Benefit is the greater of the Face Amount plus the Certificate Value or the Minimum Death Benefit. The Minimum Death Benefit is equivalent to a percentage (determined each month based on the Insured's Age) of the Certificate Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE CERTIFICATE -- "Death Proceeds."

The Death Proceeds under the Certificate may be received in a lump sum or under one of the Payment Options the Company offers. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST DEATH BENEFIT

Subject to certain limitations, you may adjust the Death Benefit, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount of the Certificate. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Certificate Value is reduced by the amount of the charge. See THE CERTIFICATE -- "Changes in Face Amount."

The minimum increase in the Face Amount will vary by group, but will in no event exceed $10,000. Any increase may also require additional Evidence of Insurability. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE CERTIFICATE -- "Free-Look Period" and "Conversion Privileges."

You may, depending on the group to which the Policy is issued, have the flexibility to add additional insurance benefits by rider. These may include the Waiver of Premium Rider, Other Insured Rider, Children's Insurance Rider, Accidental Death Benefit Rider, Option to Accelerate Benefits Rider and Exchange Option Rider. See APPENDIX A -- OPTIONAL BENEFITS.

The cost of these optional insurance benefits will be deducted from the Certificate Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

CERTIFICATE ISSUANCE

At the time of enrollment, the proposed Insured will complete an enrollment form which lists the proposed amount of insurance and indicates how much of that insurance is considered eligible for simplified underwriting. If the eligibility questions on the enrollment form are answered "No," the Company will provide immediate coverage equal to the simplified underwriting amount. If the proposed insured is in a standard premium class, any insurance in excess of the simplified underwriting amount will begin on the date the enrollment form and medical examination, if any, are completed. If the proposed Insured cannot answer the eligibility questions "No," and if the proposed Insured is not a standard risk, insurance coverage will begin only after the Company (1) approves the enrollment form, (2) the Certificate is delivered and accepted, and (3) the first premium is paid.

If any premiums are paid prior to the issuance of the Certificate, such premiums will be held in the General Account. If your enrollment form is approved and the Certificate is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Company's Principal Office. IF A CERTIFICATE IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If your Certificate provides for a full refund of the initial payment under its "Right-to-Examine Certificate" provision as required in your state, all Certificate Value in the General Account that you initially designated to go to the Sub-Accounts will be allocated to the Money Market Fund of the Trust upon Issuance and Acceptance of the Certificate. All Certificate Value will be allocated as you have chosen no later than the expiration of the period during which you may exercise the "Right-to-Examine Certificate" provision.

ALLOCATION OF NET PREMIUMS

Net Premiums are the premiums paid less any premium expense charge. The Certificate, together with its attached enrollment form, constitutes the entire agreement between you and the Company. Net Premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risk of Net Premiums allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE CERTIFICATE -- "Allocation of Net Premiums."

Premiums allocated to the General Account will earn a fixed rate of interest. Net Premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT OPTIONS

The Certificates permit Net Premiums to be allocated either to the General Account or to the Separate Account. The Separate Account is currently comprised of 42 Sub-Accounts, of which 14 are currently available under the Certificates. Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Allmerica Investment Trust ("Trust"), managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), of the Mutual Fund Variable Annuity Trust ("MFVAT"), managed by The Chase Manhattan Bank, N.A. ("Chase"), of the Delaware Group Premium Fund, Inc. ("DGPF"), managed by Delaware International Advisers Ltd. ("Delaware International"), or the T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc ("Price-Fleming"). In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Certificates permit you to transfer Certificate Value among the available Sub-Accounts and between the Sub-Accounts and the General Account, subject to certain limitations described under THE CERTIFICATE -- "Transfer Privilege."

The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS.

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1997. For more information concerning fees and expenses, see the prospectuses of the Underlying Funds.

                                                                 MANAGEMENT FEE
                                                                   (AFTER ANY                         TOTAL EXPENSES
                                                                   VOLUNTARY        OTHER FUND          (AFTER ANY
UNDERLYING FUND                                                     WAIVER)          EXPENSES     APPLICABLE LIMITATIONS)
-------------------------------------------------------------  ------------------  -------------  -----------------------
Select Aggressive Growth Fund................................         0.89%*             0.09%             0.98%(2)(3)
Select Capital Appreciation Fund.............................         0.95%*             0.15%             1.10%(2)
Select Value Opportunity Fund................................         0.90%**            0.14%             1.04%(2)(3)
DGPF International Equity Series.............................         0.75%(1)           0.15%             0.90%(1)
MFVAT International Equity Portfolio.........................         0.00%(#)           1.11%             1.11%(#)
T. Rowe Price International Stock Portfolio..................         1.05%              0.00%             1.05%
Select Growth Fund...........................................         0.85%*             0.08%             0.93%(2)(3)
MFVAT Capital Growth Portfolio...............................         0.00%(#)           0.90%             0.90%(#)
Equity Index Fund............................................         0.31%              0.13%             0.44%(2)
MFVAT Growth and Income Portfolio............................         0.00%(#)           0.90%             0.90%(#)
MFVAT Asset Allocation Portfolio.............................         0.00%(#)           0.85%             0.85%(#)
Investment Grade Income Fund.................................         0.44%*             0.10%             0.54%(2)
MFVAT U.S. Government Income Portfolio.......................         0.00%(#)           0.80%             0.80%(#)
Money Market Fund............................................         0.27%              0.08%             0.35%(2)

* Effective September 1, 1997, the management fee rates for the Select Aggressive Growth Fund, Select Capital Appreciation Fund and Investment Grade Income Fund were revised. The management fee ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1997. Effective June 1, 1998, the management fee rate for the Select Growth Fund was revised. The new management fee rate has no effect on the management fee rate for 1997.

** The Select Value Opportunity Fund was formerly known as the "Small-Mid Cap Value Fund." Effective April 1, 1997, the management fee rate of the former Small-Mid Cap Value Fund was revised. In addition, effective April 1, 1997 and until further notice, the management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The management fee ratio shown above for the Select Value Opportunity Fund has been adjusted to assume that the revised rate and the voluntary limitations took effect on January 1, 1997. Without these adjustments, the management fee ratio and the total fund expense ratio would have been 0.95% and 1.09%, respectively. The management fee limitation may be terminated at any time.

(#) Reflects current waiver arrangements as of fiscal year ended August 31, 1997 to maintain Total Fund Expenses at the levels indicated above. Absent such waivers, the Advisory Fees for the MFVAT International Equity, MFVAT Capital Growth, MFVAT Growth and Income, MFVAT Asset Allocation and MFVAT U.S. Government Income Portfolios would be 0.80%, 0.60%, 0.60%, 0.55% and 0.50%, respectively, and Total Fund Expenses for the MFVAT International Equity, MFVAT Capital Growth, MFVAT Growth and Income, MFVAT Asset Allocation and MFVAT U.S. Government Income Portfolios would be 2.99%, 1.70%, 1.70%, 2.03% and 1.50%, respectively.

(1) Effective July 1, 1997, Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to limit total annual expenses of the fund to 0.95%. This limitation replaces a prior limitation of 0.80% that expired on June 30, 1997. The new limitation will be in effect through April 30, 1999. The fee ratios shown above have been adjusted to assume that the new voluntary limitation took effect on January 1, 1997. In 1997, the actual ratio of total annual expenses of the International Equity Series was 0.85%, and the actual management fee ratio was 0.70%.

(2) Until further notice, AFIMS has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value

Opportunity Fund, 1.20% for the Select Growth Fund, 1.00% for the Investment Grade Income Fund and 0.60% for the Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1997.

The declaration of a voluntary expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(3) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expense ratios would have been 0.93% for the Select Aggressive Growth Fund, 0.91% for the Select Growth Fund and 0.98% for the Select Value Opportunity Fund.

FREE-LOOK PERIOD

The Certificate provides for an initial Free-Look Period. You may cancel the Certificate by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of (a) 45 days after the enrollment form for the Certificate is signed, (b) 10 days after you receive the Certificate, or
(c) 10 days (20 or 30 days if required in your state) after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

If your Certificate provides for a full refund of the initial premium under its "Right-to-Examine Certificate" provision as required in your state, your refund will be the greater of (a) your entire premium, or (b) the Certificate Value plus deductions under the Certificate, or by the Underlying Funds for taxes, charges or fees. If your Certificate does not provide for a full refund of the initial premium, you will receive the Certificate Value in the Separate Account, plus premiums paid, including fees and charges, minus the amounts allocated to the Separate Account, plus the fees and charges imposed on amounts in the Separate Account. After an increase in the Face Amount, a right to cancel the increase also applies. See THE CERTIFICATE -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Certificate months after the Date of Issue, subject to certain restrictions, you may convert this Certificate to a flexible premium fixed adjustable life insurance Certificate by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Certificate months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance Certificate to you. The new Certificate will have the same face amount, issue Age, Date of Issue, and risk classifications as the original Certificate. See THE CERTIFICATE -- "Conversion Privileges."

PARTIAL WITHDRAWAL

After the first Certificate year, you may make partial withdrawals in a minimum amount of $500 from the Certificate Value. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawal," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge may also be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Certificate year in excess of 10% of the Certificate Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Certificate's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE CERTIFICATE -- "Partial Withdrawal" and CHARGES AND DEDUCTIONS -"Charges on Partial Withdrawal."

LOAN PRIVILEGE

You may borrow against the Certificate Value. The total amount you may borrow is the Loan Value. Loan Value in the first Certificate year is 75% of an amount equal to the Certificate Value less surrender charge, Monthly Deductions, and interest on the Certificate loan to the end of the Certificate year. Thereafter, Loan Value is 90% of an amount equal to Certificate Value less the surrender charge.

Certificate loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Certificate Value equal to the Certificate loan will be transferred from the appropriate Sub-Accounts to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Certificate loan may have a permanent impact on the Certificate Value even though it is eventually repaid. Although the loan amount is a part of the Certificate Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Certificate loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Certificate year. If interest is not paid when due, it will be added to the loan balance. Certificate loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See CERTIFICATE LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Certificates. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth certificate anniversary, Certificate Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

CERTIFICATE LAPSE AND REINSTATEMENT

Failure to make premium payments will not cause a Certificate to lapse unless:
(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any, or (b) Debt exceeds the Certificate Value. A 62-day grace period applies to each situation. Subject to certain conditions (including Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules and the payment of sufficient premium), the Certificate may be reinstated at any time within three years after the expiration of the grace period and prior to the Final Premium Payment Date. See CERTIFICATE TERMINATION AND REINSTATEMENT.

TAX TREATMENT

The Certificate is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on the Certificate Value withdrawn from the Certificate only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Certificate years, however, an "interest-first" rule applies to any distribution of cash that is required under Section 7702 of the Code because of a reduction in benefits under the Certificate. Death Proceeds under the Certificate are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Certificate Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Certificates."

The Certificate offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test. A Certificate fails to satisfy the seven-pay test if the cumulative premiums paid under the Certificate at any time during the first seven Certificate years, or within seven years of a material change in the Certificate, exceed the sum of the net level premiums that would have been paid, had the Certificate provided for paid-up future benefits after the payment of seven level premiums. If the Certificate is considered a modified endowment contract, all distributions (including Certificate loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. With certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts." The Certificate summarizes the provisions of the group Policy under which it is issued, which has the purpose of providing insurance protection for the Beneficiary named therein. References to Certificate rights and features are intended to represent a Certificate Owner's rights and benefits under the group Policy. This Summary is intended to provide only a very brief overview of the more significant aspects of the Certificate. Further detail is provided in this Prospectus, the Certificate and the group Policy. No claim is made that the Certificate is in any way similar or comparable to a systematic investment plan of a mutual fund.

                    DESCRIPTION OF THE COMPANY, THE SEPARATE
                       ACCOUNT, AND THE UNDERLYING FUNDS

THE COMPANY

The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1997, the Company and its subsidiaries had over $16.3 billion in combined assets. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on November 22, 1993. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Certificates are set aside in the Separate Account and are kept separate and apart from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. The Separate Account currently has 42 Sub-Accounts. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio ("Underlying Fund") of the Allmerica Investment Trust, the Mutual Fund Variable Annuity Trust, the Delaware Group Premium Fund, Inc., or the T. Rowe Price International Series, Inc.

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment funds.

The Trust was established as a Massachusetts business trust on October 11, 1984 for the purpose of providing a vehicle for the investment of assets of various separate accounts established by First Allmerica, the Company, or other affiliated insurance companies. Seven investment portfolios of the Trust ("Funds") are available under the Certificates, each issuing a series of shares:
Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Equity Index Fund, Investment Grade Income Fund and Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund generally have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such separate accounts.

AFIMS serves as investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See INVESTMENT ADVISORY SERVICES.

MUTUAL FUND VARIABLE ANNUITY TRUST

Mutual Fund Variable Annuity Trust ("MFVAT") is an open-end, management investment company organized as a Massachusetts business trust in 1994. MFVAT was established to provide a funding medium for certain variable annuity contracts. Five investment portfolios are available under the Certificates: the International Equity Portfolio, Capital Growth Portfolio, Growth and Income Portfolio, Asset Allocation Portfolio and U.S. Government Income Portfolio.

The Chase Manhattan Bank, N.A. ("Chase") is the investment adviser, administrator and custodian for the funds of MFVAT. Chase is located at 270 Park Avenue, New York, New York 10017. As investment adviser to the funds of MFVAT, Chase makes investment decisions subject to such policies as the Board of Trustees of MFVAT may determine. As administrator of the funds, Chase provides certain services including coordinating relations with independent contractors and agents, preparing for signature by officers and filing of certain documents, preparing financial statements, arranging for the maintenance of books and records, and providing office facilities. Certain of these services have been delegated to Vista Fund Distributors, Inc. ("VFD"), 101 Park Avenue, New York, New York 10178, which serves as sub-administrator to the funds of MFVAT. As custodian, Chase's responsibilities include safeguarding and controlling the funds' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on investments, maintaining books of original entry and other required books and accounts, and calculating daily net asset values. See "Investment Advisory Services to MFVAT."

DELAWARE GROUP PREMIUM FUND, INC.

Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. One investment portfolio is available under the Certificates: the International Equity Series ("Series"). The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). See "Investment Advisory Services to DGPF.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (see "Investment Advisory Services to T. Rowe Price"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Certificates: the T. Rowe Price International Stock Portfolio.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. The Underlying Funds are listed by general investment risk characteristics. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

SELECT AGGRESSIVE GROWTH FUND -- The Select Aggressive Growth Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- The Select Capital Appreciation Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SELECT VALUE OPPORTUNITY FUND -- The Select Value Opportunity Fund seeks long-term growth of capital by investing principally in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

DGPF INTERNATIONAL EQUITY SERIES -- The International Equity Series of DGPF seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

MFVAT INTERNATIONAL EQUITY PORTFOLIO -- The International Equity Portfolio of MFVAT seeks to provide a total return on assets from long-term growth of capital and from income principally through a broad portfolio of marketable equity securities of established foreign companies organized in countries other than the United States and foreign subsidiaries of U.S. companies participating in foreign economies.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- The T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT GROWTH FUND -- The Select Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

MFVAT CAPITAL GROWTH PORTFOLIO -- The MFVAT Capital Growth Portfolio seeks to provide long-term capital growth primarily through diversified holdings (i.e., at least 80% of its assets under normal circumstances) in common stocks. The Portfolio will seek to invest its assets in stocks of issuers (including foreign issuers) with small to medium capitalizations. Divided income, if any, is a consideration incidental to the Portfolio's investment objective of growth of capital.

EQUITY INDEX FUND -- The Equity Index Fund seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

MFVAT GROWTH AND INCOME PORTFOLIO -- The Growth and Income Portfolio of MFVAT seeks to provide long-term capital appreciation and to provide dividend income primarily through a broad portfolio (i.e., at least 80% of its assets under normal circumstances) of common stocks. In addition, the Portfolio may invest up to 20% of its total assets in convertible securities.

MFVAT ASSET ALLOCATION PORTFOLIO -- The Asset Allocation Portfolio of MFVAT seeks to provide maximum total return through a combination of long-term growth of capital and current income by investing in a diversified portfolio of equity and debt securities, including common stocks, convertible securities and government and corporate fixed-income obligations. Under normal market conditions, between 35%-70% of the Portfolio's total assets will be invested in common stocks and other equity investments and at least 25% of the Portfolio's assets will be invested in fixed-income senior securities, defined for this purpose to include non-convertible corporate debt securities and government obligations.

INVESTMENT GRADE INCOME FUND -- The Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

MFVAT U.S. GOVERNMENT INCOME PORTFOLIO -- The MFVAT U.S. Government Income Portfolio seeks to provide monthly dividends as well as to protect the value of an investor's investment (i.e., to preserve principal) by investing at least 65% of its assets in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies or instrumentalities if such are backed by the "full faith and credit" of the U.S. Treasury and securities issued or guaranteed as to principal and interest by the U.S. government or by agencies or instrumentalities thereof. Neither the United States nor any of its agencies insures or guarantees the market value of shares of the Portfolio.

MONEY MARKET FUND -- The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF CERTAIN OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH WILL BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Certificate Value in that Sub-Account, the Company will transfer it without charge on written request by you to another Sub-Account or to the General Account. The Company must receive your Written Request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer. You may then change your premium and deduction allocation percentages.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY SERVICES TO THE TRUST

The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trust has entered into a Management Agreement with AFIMS, an indirect wholly owned subsidiary of First Allmerica, to handle the day-to-day affairs of the Trust. AFIMS, subject to review by the Trustees, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities, and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

Other than the expenses specifically assumed by AFIMS under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, and reports to shareholders, and other expenses.

Pursuant to the Management Agreement with the Trust, AFIMS has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund.

For providing its services under the Management Agreement, AFIMS will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

Select Aggressive Growth Fund  First $100 million       1.00%
                               Next $150 million        0.90%
                               Over $250 million        0.85%

Select Capital Appreciation    First $100 million
Fund                                                    1.00%
                               Next $150 million        0.90%
                               Over $250 million        0.85%

Select Value Opportunity Fund  First $100 million       1.00%
                               Next $150 million        0.85%
                               Next $250 million        0.80%
                               Next $250 million        0.75%
                               Over $750 million        0.70%

Select Growth Fund             First $250 million       0.85%
                               Next $250 million        0.80%
                               Next $250 million        0.75%
                               Over $750 million        0.70%

Equity Index Fund              First $50 million        0.35%
                               Next $200 million        0.30%
                               Over $250 million        0.25%

Investment Grade Income Fund   First $50 million        0.50%
                               Next $50 million         0.45%
                               Over $100 million        0.40%

Money Market Fund              First $50 million        0.35%
                               Next $200 million        0.25%
                               Over $250 million        0.20%

The Prospectus of the Trust contains additional information concerning the Funds, including information concerning additional expenses paid by the Funds, and should be read in conjunction with this Prospectus.

INVESTMENT ADVISORY SERVICES TO MFVAT

The Chase Manhattan Bank, N.A. ("Chase") acts as investment adviser to the Portfolios pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Portfolios, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company, and is located at 270 Park Avenue, New York, New York 10017. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Portfolios, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate based on the average daily net assets of each Portfolio as follows:

UNDERLYING FUND                                                                               RATE
------------------------------------------------------------------------------------------  ---------
International Equity Portfolio                                                                  0.80%
Capital Growth Portfolio                                                                        0.60%
Growth and Income Portfolio                                                                     0.60%
Asset Allocation Portfolio                                                                      0.55%
U.S. Government Income Portfolio                                                                0.50%

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each of the Portfolios other than the International Equity Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase and makes investment decisions for the Portfolios on a day-to-day basis.

Chase Asset Management (London) Limited ("CAM London"), a registered investment adviser, is the sub-investment adviser to the International Equity Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM London and Chase. CAM London is wholly-owned operating subsidiary of Chase. CAM London make investment decisions for the Portfolio on a day-to-day basis.

INVESTMENT ADVISORY SERVICES TO DGPF

Each Series of DGPF pays an investment adviser an annual fee for managing the portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series to Delaware International is equal to 0.75% of the average daily net assets of the Series.

INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE

The Investment Adviser for the T. Rowe Price International Stock Portfolio is Rowe Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $30 billion under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Certificate interest in a Sub-Account without notice to the Certificate Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other certificates or permit a conversion between certificates upon request by a Certificate Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund, or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Certificate Owners on a basis to be determined by the Company.

Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios of the Trust, the Portfolios of MFVAT, the Series of DGPF and the Portfolio of T. Rowe Price are also issued to variable annuity and variable life separate accounts of other unaffiliated insurance companies ("mixed and shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life contract owners or variable annuity contract owners. Although the Company and the Underlying Investment Companies do not currently foresee any such disadvantages to either variable life insurance contract owners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may, by appropriate endorsement, change the Certificate to reflect the substitution or change and will notify Certificate Owners of all such changes. If the Company deems it to be in the best interest of Certificate Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Certificate Owners with Certificate Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Certificates, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account furnishing instructions to the Company. The Company will also vote shares held in the Separate Account that it owns and which are not attributable to Certificates in the same proportion.

The number of votes which a Certificate Owner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Certificate Owner's Certificate Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as (1) to cause a change in the subclassification or investment objective of one or more of the Underlying Funds, or (2) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, the Company may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter initiated by Certificate Owners or the Trustees. The Company's disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Underlying Funds. In the event the Company does disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Certificate Owners.

                                THE CERTIFICATE

ENROLLMENT FORM FOR A CERTIFICATE

Upon receipt at its Principal Office of a completed enrollment form from a prospective Certificate Owner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed Certificate Owner before a determination of insurability can be made. A Certificate cannot be issued until this underwriting procedure has been completed. The Company reserves the right to reject an enrollment form which does not meet the Company's underwriting guidelines, but in underwriting insurance, the Company shall comply with all applicable federal and state prohibitions concerning unfair discrimination.

At the time of enrollment, the proposed insured will complete an enrollment form, which lists the proposed amount of insurance and indicates how much of that insurance is considered eligible for simplified underwriting. If the eligibility questions on the enrollment form are answered "No," the Company will provide immediate coverage equal to the simplified underwriting amount. If the proposed insured is in a standard premium class, any insurance in excess of the simplified underwriting amount will begin on the date the enrollment form and medical examinations, if any, are completed. If the proposed insured cannot answer the eligibility questions "No," and if the proposed insured is not a standard risk, insurance coverage will begin only after the Company (1) approves the enrollment form, (2) the Certificate is delivered and accepted, and (3) the first premium is paid.

Pending completion of insurance underwriting and Certificate issuance procedures, any initial premiums will be held in the General Account. If the enrollment form is approved and the Certificate is issued and accepted, the initial premium held in the General Account will be credited with interest not later than the date of receipt of the premium at the Principal Office. If the Certificate is not issued, the premiums will be returned to you without interest.

If the Certificate provides for a full refund of the initial payment under its "Right-to-Examine Certificate" provision as required in your state, all Certificate Value in the General Account that you initially designated to go to the Sub-Accounts will be transferred to the Sub-Account investing in the Money Market Fund of the Trust upon Issuance and Acceptance of the Certificate. All Certificate Value will be allocated as you have chosen not later than the expiration of the period during which you may exercise the "Right-to-Examine Certificate" provision. If the "Payor Provision" is in effect, (see CERTIFICATE TERMINATION AND REINSTATEMENT -- "Payor Provisions"), Payor premiums which are not "excess premiums" will be transferred to the Monthly Deduction Sub-Account not later than three days after underwriting approval of the Certificate.

FREE-LOOK PERIOD

The Certificate provides for an initial Free-Look Period. You may cancel the Certificate by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of (a) 45 days after the enrollment form for the Certificate is signed, (b) 10 days (20 or 30 days if required in your state) after you receive the Certificate, or (c) 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

When you return the Certificate, the Company will, within seven days, mail a refund. (The refund of any premium paid by check may be delayed until the check has cleared your bank.) If the Certificate provides for a full refund of the initial premium under its "Right-to-Examine Certificate" provision as required in your state, your refund will be the greater of (a) your entire premium, or
(b) the Certificate Value plus deductions under the Certificate or by the Underlying Funds for taxes, charges or fees. If the Certificate does not provide for a full refund of the initial premium, you will receive the Certificate Value in the Separate Account, plus premiums paid, including fees and charges, minus the amounts allocated to the Separate Account, plus the fees and charges imposed on amounts in the Separate Account.

After an increase in the Face Amount, a right to cancel the increase also applies. The Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of (a) 45 days after the enrollment form for the increase is signed, (b) 10 days after you receive the new specifications pages issued for the increase, or (c) 10 days (20 or 30 days if required in your state) after the Company mails or delivers a Notice of Withdrawal Rights to you. Upon canceling the increase, you will receive a credit to the Certificate Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company will also waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount, while the Certificate is in force, you may convert your Certificate without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Certificate Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Certificate Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same face amount, issue age, date of issue, and risk classification as the original Certificate.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through an authorized agent of the Company. All premium payments after the initial premium payment are credited to the Separate Account or General Account as of date of receipt at the Principal Office.

You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Certificate to lapse. You may also make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below. Therefore, unlike conventional insurance policies, a Certificate does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule.

You may also elect to pay premiums by means of a monthly automatic payment ("MAP") procedure. Under a MAP procedure, amounts will be deducted from your checking account each month, generally on the Monthly Processing Date, and applied as a premium under the Certificate. The minimum payment permitted under MAP is $50.

Premiums are not limited as to frequency and number. However, no premium payment may be less than $100 without the Company's consent. Moreover, premium payments must be sufficient to cover the next Monthly Deduction plus loan interest accrued, or the Certificate may lapse. See CERTIFICATE TERMINATION AND REINSTATEMENT.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Certificate, if required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Death Benefit Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will only accept that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Certificate during a Certificate year. See CERTIFICATE TERMINATION AND REINSTATEMENT.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less any premium expense charge. In the enrollment form for the Certificate, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Certificate Value in more than twenty Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. If allocation changes by telephone are elected by the Certificate Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Certificate Owner identify themselves by name and identify the Certificate Owner by name, date of birth and social security number. All transfer instructions by telephone are tape recorded. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

The Certificate Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Certificate Owners should periodically review their allocations of premiums and Certificate Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Certificate Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Certificate Value held in the General Account to secure a Certificate loan may not be transferred.

All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Certificate Value in the Accounts next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in THE CERTIFICATE -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.

Transfers involving the General Account are currently permitted only if:

(a) There has been at least a ninety (90) day period since the last transfer from the General Account; and

(b) The amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Certificate.

These rules are subject to change by the Company.

DOLLAR COST AVERAGING AND AUTOMATIC REBALANCING OPTIONS

You may have automatic transfers of at least $100 each made on a periodic basis
(a) from the Sub-Account which invests in the Money Market Fund to one or more of the other Sub-Accounts ("Dollar Cost Averaging Option"), or (b) to automatically reallocate Certificate Value among the Sub-Accounts ("Automatic Rebalancing Option"). Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. However, if the 15th is not a business day or is the Monthly Processing Date, the automatic transfer will be processed on the next business day. The Dollar Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITATIONS

The transfer privilege is subject to the consent of the Company. The Company reserves the right to impose limitations on transfers including, but not limited to: (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

The first twelve transfers in a Certificate year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Certificate year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the twelve free transfers allowed in each Certificate year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Certificate loan or material change in investment policy will not count towards the twelve free transfers.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a minimum death benefit in relation to cash value for a Certificate to qualify as life insurance. Under current federal tax law, either the Guideline Premium test or the Cash Value Accumulation test can be used to determine if the Certificate complies with the definition of "life insurance" in
Section 7702 of the Code. At the time of application, the Employer may elect either of the tests.

The Guideline Premium test limits the amount of premiums payable under a Certificate to a certain amount for an insured of a particular age and sex. Under the Guideline Premium test, the Certificate Owner may choose between Death Benefit Option 1 and Option 2, as described below. After issuance of the Certificate, the Certificate Owner may change the selection from Option 1 to Option 2 or vice versa. The Cash Value Accumulation test requires that the Death Benefit must be sufficient so that the cash Surrender Value, as defined in
Section 7702, does not at any time exceed the net single premium required to fund the future benefits under the Certificate. If the Cash Value Accumulation test is chosen by the employer, ONLY Death Benefit Option 3 will apply. Death Benefits Option 1 and Option 2 are NOT available under the Cash Value Accumulation test.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST

There are two main differences between the Guideline Premium test and the Cash Value Accumulation test. First, the Guideline Premium test limits the amount of premium that may be paid into a Certificate, while no such limits apply under the Cash Value Accumulation test. Second, the factors that determine the minimum Death Benefit relative to the Certificate Value are different. Required increases in the minimum Death Benefit due to growth in Certificate Value will generally be greater under the Cash Value Accumulation test than under the Guideline Premium test. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING A DEATH BENEFIT ELECTION.

OPTION 1 -- LEVEL DEATH BENEFIT

Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Minimum Death Benefit, as set forth in the table below. Under Option 1, the Death Benefit will remain level unless the Minimum Death Benefit is greater than the Face Amount, in which case the Death Benefit will vary as the Certificate Value varies. Option 1 will offer the best opportunity for the Certificate Value under a Certificate to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

OPTION 2 -- ADJUSTABLE DEATH BENEFIT

Under Option 2, the Death Benefit is equal to the greater of the Face Amount plus the Certificate Value or the Minimum Death Benefit, as set forth in the table below. The Death Benefit will, therefore, vary as the Certificate Value changes, but will never be less than the Face Amount. Option 2 will offer the best opportunity for the Certificate Owner who would like to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Certificate Value, and will decrease whenever there is a decrease in the Certificate Value, but will never go below the Face Amount.

OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST

Under Option 3, the Death Benefit will equal the Face Amount, unless the Certificate Value, multiplied by the applicable Option 3 Death Benefit Factor, results in a higher Death Benefit. A complete list of Option 3 Death Benefit Factors is set forth in the Certificate. The applicable Death Benefit Factor depends upon the sex, risk classification, and then-attained age of the Insured. The Death Benefit Factor decreases slightly from year to year as the attained age of the Insured increases. Option 3 will offer the best opportunity for the Certificate Owner who is looking for an increasing death benefit in later Certificate years and/or would like to fund the Certificate at the "seven-pay" limit for the full seven years. When the Certificate Value multiplied by the applicable Death Benefit Factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Certificate Value, and will decrease whenever there is a decrease in the Certificate Value, but will never go below the Face Amount. OPTION 3 MAY NOT BE AVAILABLE IN ALL STATES.

DEATH PROCEEDS

As long as the Certificate remains in force (see CERTIFICATE TERMINATION AND REINSTATEMENT), the Company will, upon due proof of the Insured's death, pay the Death Proceeds of the Certificate to the named Beneficiary. The Company will normally pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in a lump sum or under one or more of the payment options the Company offers. See APPENDIX B -- PAYMENT OPTIONS. The Death Proceeds payable depend on the current Face Amount and the Death Benefit Option that is in effect on the date of death. Prior to the Final Premium Payment Date, the Death Proceeds are: (a) the Death Benefit provided under Option 1, Option 2, or Option 3, whichever is in effect on the date of death; plus (b) any additional insurance on the Insured's life that is provided by rider; minus (c) any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Certificate month in which the Insured dies. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate. The amount of Death Proceeds payable will be determined as of the date of the Company's receipt of due proof of the Insured's death.

MORE INFORMATION ABOUT DEATH BENEFIT OPTIONS 1 AND 2

If the Guideline Premium Test is chosen by the Employer, the Certificate Owner may choose between Death Benefit Option 1 or Option 2. The Certificate Owner may designate the desired Death Benefit Option in the enrollment form, and may change the option once per Certificate year by Written Request. There is no charge for a change in option.

MINIMUM DEATH BENEFIT UNDER OPTION 1 AND OPTION 2

The Minimum Death Benefit under Option 1 or Option 2 is equal to a percentage of the Certificate Value as set forth below. The Minimum Death Benefit is determined in accordance with the Code regulations to ensure that the Certificate qualifies as a life insurance contract and that the insurance proceeds may be excluded from the gross income of the Beneficiary.

                          MINIMUM DEATH BENEFIT TABLE
                            (Option 1 and Option 2)

 Age of Insured                                                Percentage of
on Date of Death                                             Certificate Value
----------------------------------------------------------  -------------------
    40 and under..........................................            250%
    45....................................................            215%
    50....................................................            185%
    55....................................................            150%
    60....................................................            130%
    65....................................................            120%
    70....................................................            115%
    75....................................................            105%
    80....................................................            105%
    85....................................................            105%
    90....................................................            105%
    95 and above..........................................            100%

For the Ages not listed, the progression between the listed Ages is linear.

For any Face Amount, the amount of the Death Benefit and thus the Death Proceeds will be greater under Option 2 than under Option 1, since the Certificate Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Certificate Value will accumulate will be slower, under Option 2 than under Option 1. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

If you desire to have premium payments and investment performance reflected in the amount of the Death Benefit, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Certificate Value, you should select Option 1.

ILLUSTRATION OF OPTION 1

For purposes of this illustration, assume that the Insured is under the Age of 40, and that there is no outstanding Debt.

Under Option 1, a Certificate with a $50,000 Face Amount will generally have a Death Benefit equal to $50,000. However, because the Death Benefit must be equal to or greater than 250% of Certificate Value, if at any time the Certificate Value exceeds $20,000, the Death Benefit will exceed the $50,000 Face Amount. In this example, each additional dollar of Certificate Value above $20,000 will increase the Death Benefit by $2.50. For example, a Certificate with a Certificate Value of $35,000 will have a Minimum Death Benefit of $87,500 ($35,000 X 2.50); Certificate Value of $40,000 will produce a Minimum Death Benefit of $100,000 ($40,000 X 2.50); and Certificate Value of $50,000 will produce a Minimum Death Benefit of $125,000 ($50,000 X 2.50).

Similarly, if Certificate Value exceeds $20,000, each dollar taken out of Certificate Value will reduce the Death Benefit by $2.50. If, for example, the Certificate Value is reduced from $25,000 to $20,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $62,500 to $50,000. If at any time, however, the Certificate Value multiplied by the applicable percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Certificate.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $50,000 Face Amount unless the Certificate Value exceeded $27,027

(rather than $20,000), and each dollar then added to or taken from Certificate Value would change the Death Benefit by $1.85.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Certificate with a Face Amount of $50,000 will generally produce a Death Benefit of $50,000 plus Certificate Value. For example, a Certificate with Certificate Value of $5,000 will produce a Death Benefit of $55,000 ($50,000 + $5,000); Certificate Value of $10,000 will produce a Death Benefit of $60,000 ($50,000 + $10,000); Certificate Value of $25,000 will produce a Death Benefit of $75,000 ($50,000 + $25,000). However, the Death Benefit must be at least 250% of the Certificate Value. Therefore, if the Certificate Value is greater than $33,333, 250% of that amount will be the Death Benefit, which will be greater than the Face Amount plus Certificate Value. In this example, each additional dollar of Certificate Value above $33,333 will increase the Death Benefit by $2.50. For example, if the Certificate Value is $35,000, the Minimum Death Benefit will be $87,500 ($35,000 X 2.50); Certificate Value of $40,000 will produce a Minimum Death Benefit of $100,000 ($40,000 X 2.50); and Certificate Value of $50,000 will produce a Minimum Death Benefit of $125,000 ($50,000 X 2.50).

Similarly, if Certificate Value exceeds $33,333, each dollar taken out of Certificate Value will reduce the Death Benefit by $2.50. If, for example, the Certificate Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000. If at any time, however, Certificate Value multiplied by the applicable percentage is less than the Face Amount plus Certificate Value, then the Death Benefit will be the current Face Amount plus Certificate Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Death Benefit must be at least
1.85 times the Certificate Value. The amount of the Death Benefit would be the sum of the Certificate Value plus $50,000 unless the Certificate Value exceeded $58,824 (rather than $33,333). Each dollar added to or subtracted from the Certificate would change the Death Benefit by $1.85.

The Death Benefit under Option 2 will always be the greater of the Face Amount plus Certificate Value or the Certificate Value multiplied by the applicable percentage.

CHANGE IN DEATH BENEFIT OPTION

Generally, if Death Benefit Option 1 or Option 2 is in effect, the Death Benefit Option in effect may be changed once each Certificate year by sending a Written Request for change to the Principal Office. The effective date of any such change will be the Monthly Processing Date on or following the date of receipt of the request. No charges will be imposed on changes in Death Benefit Options. IF OPTION 3 IS IN EFFECT, YOU MAY NOT CHANGE TO EITHER OPTION 1 OR OPTION 2.

If the Death Benefit Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Death Benefit which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Certificate Value on the date of the change). The amount of the Death Benefit will not be altered at the time of the change. However, the change in option will affect the determination of the Death Benefit from that point on, since the Certificate Value will no longer be added to the Face Amount in determining the Death Benefit. The Death Benefit will equal the new Face Amount (or, if higher, the Minimum Death Benefit). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Certificate Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Death Benefit Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and, therefore, the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made. If the Death Benefit Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Death Benefit less the Certificate Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Death Benefit at the time of the change, but will affect the determination of the Death Benefit from that point on. Because the Certificate Value will be added to the new specified Face Amount, the Death Benefit will vary with the Certificate Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Minimum Death Benefit is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Death Benefit Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

A change in Death Benefit Option may result in total premiums paid exceeding the then current maximum premium limitation determined by Internal Revenue Service Rules. In such event, the Company will pay the excess to the Certificate Owner. See THE CERTIFICATE -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Certificate at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Processing Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured is also required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than an amount determined by the Company. This amount varies by group but in no event will this amount exceed $10,000. You may not increase the Face Amount after the Insured reaches Age 80. An increase must be accompanied by an additional premium if the Certificate Value is less than $50 plus an amount equal to the sum of two Monthly Deductions. On the effective date of each increase in the Face Amount, a transaction charge of $2.50 per $1,000 of increase up to $40, will be deducted from the Certificate Value for administrative costs. The effective date of the increase will be the first Monthly Processing Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Underwriting Classes (if more than one Underwriting Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase cancelled and the charges which would not have been deducted but for the increase will be credited to the Certificate, and (2) during the first 24 months following the increase, to transfer any or all Certificate Value to the General Account free of charge. See THE CERTIFICATE -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES

The minimum amount for a decrease in the Face Amount is $10,000. By current Company practice, the Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Certificate would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Certificate Value may be returned to the Certificate Owner (at your election) to the extent necessary to meet the requirements. A return of Certificate Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Underwriting Classes, both of which may affect a Certificate Owner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases successively; and (c) the initial Face Amount. This order will also be used to determine whether a surrender charge will be deducted and in what amount. If the Face Amount is decreased while the Payor Provisions apply (see CERTIFICATE TERMINATION AND REINSTATEMENT -- "Termination"), the above order may be modified to determine the cost of insurance charge. You may then reduce or eliminate any Face Amount for which you are paying the insurance charges, on a last-in/first-out basis, before you reduce or eliminate amounts of insurance which are paid by the Payor.

If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Certificate Value. On the effective date of each decrease in the Face Amount, a transaction charge of $2.50 per $1,000 of decrease, up to a maximum of $40, will be deducted from the Certificate Value for administrative costs. You may specify one Sub-Account from which the transaction charge and, if applicable, any surrender charge will be deducted. If you do not specify a Sub-Account, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount of any surrender charge deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

CERTIFICATE VALUE AND SURRENDER VALUE

The Certificate Value is the total amount available for investment and is equal to the sum of the accumulation in the General Account and the value of the Units in the Sub-Accounts. The Certificate Value is used in determining the Surrender Value (the Certificate Value less any Debt and any surrender charge). See THE CERTIFICATE -- "Surrender." There is no guaranteed minimum Certificate Value. Because Certificate Value on any date depends upon a number of variables, it cannot be predetermined. Certificate Value and Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Certificate.

CALCULATION OF CERTIFICATE VALUE

The Certificate Value is determined on the Date of Issue and on each Valuation Date. On the Date of Issue, the Certificate Value will be the Net Premiums received, plus any interest earned during the period when premiums are held in the General Account (before being transferred to the Separate Account; see THE CERTIFICATE -- "Enrollment Form for a Certificate") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Certificate Value will be:

(1) the sum of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of a Unit in that Sub-Account on that date by the number of such Units allocated to the Certificate; plus

(2) the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Certificate Value is determined by multiplying the number of Units in each Sub-Account by their value on the particular Valuation Date, adding the products, and adding accumulations in the General Account, if any.

THE UNIT

You allocate the Net Premiums among the Sub-Accounts. Allocations to the Sub-Accounts are credited to the Certificate in the form of Units. Units are credited separately for each Sub-Account.

The number of Units of each Sub-Account credited to the Certificate is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Unit as of the Valuation Date the payment is received at the Principal Office. The number of Units will remain fixed unless changed by a subsequent split of Unit value, transfer, partial withdrawal or surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Units equal in value to the amount deducted.

The dollar value of a Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of a Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of a Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b), where

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any; and

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period.

The net investment factor may be greater or less than one. Therefore, the value of a Unit may increase or decrease. You bear the investment risk. Subject to applicable state and federal laws, the Company reserves the right to change the methodology used to determine the net investment factor. Allocations to the General Account are not converted into Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

PAYMENT OPTIONS

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the payment options then offered by the Company. These payment options are also available at the Final Premium Payment Date and if the Certificate is surrendered. If no election is made, the Company will pay the Death Proceeds in a single sum. See APPENDIX B -- PAYMENT OPTIONS.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Certificate by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

SURRENDER

You may at any time surrender the Certificate and receive its Surrender Value. The Surrender Value is the Certificate Value, less Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Certificate are received at the Principal

Office. A surrender charge may be deducted when a Certificate is surrendered if less than 15 full Certificate years have elapsed from the Date of Issue of the Certificate or from the effective date of any increase in the Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a lump sum or under one of the payment options the Company offers. See APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments."

For important tax considerations which may result from surrender see FEDERAL TAX CONSIDERATIONS.

PAID-UP INSURANCE OPTION

On Written Request, you may elect life insurance coverage, usually for a reduced amount, for the life of the Insured with no further premiums due. The Paid-Up Insurance will be the amount that the Surrender Value can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. If the Surrender Value exceeds the net single premium, we will pay the excess to you. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex certificates) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING CERTIFICATE OWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the Paid-Up Insurance benefit will be computed differently from the net Death Benefit and the Death Benefit options will not apply

    - We will not allow transfers of Certificate Value from the General Account back to the Separate Account

    - You may not make further payments

    - You may not increase or decrease the Face Amount or make partial withdrawals

    - Riders will continue only with our consent

You may, after electing Paid-Up Insurance, surrender the Certificate for its net cash value. The guaranteed cash value is the net single premium for the Paid-Up Insurance at the Insured's attained Age. The net cash value is the cash value less any outstanding Debt. We will transfer the Certificate Value in the Separate Account to the General Account on the date we receive Written Request to elect the option.

On election of Paid-Up Insurance, the Certificate often will become a modified endowment contract. If a Certificate becomes a modified endowment contract, Certificate loans, partial withdrawals or surrender will receive unfavorable federal tax treatment. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

PARTIAL WITHDRAWAL

Any time after the first Certificate year, you may withdraw a portion of the Surrender Value of the Certificate, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges On Partial Withdrawal." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments." For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted to compensate the Company for providing the insurance benefits set forth in the Certificate and any additional benefits added by rider, providing servicing, incurring distribution expenses, and assuming certain risks in connection with the Certificates. Certain of the charges described below may be reduced for Certificates issued in connection with a specific group under a non-qualified benefit plan. Charges and deductions may vary based on criteria, for example, such as the purpose for which the Certificates are purchased, the size of the benefit plan and the expected number of participants, the underwriting characteristics of the group, the levels and types of administrative services provided to the benefit plan and participants, and anticipated aggregate premium payments. From time to time the Company may modify both the amounts and criteria for reductions, which will not be unfairly discriminatory against any person.

PREMIUM EXPENSE CHARGE

A charge may be deducted from each premium payment for state and local premium taxes paid by the Company. State premium taxes generally range from 0.75% to 5%, while local premium taxes (if any) vary by jurisdiction within a state. The Company guarantees that the charge for premium taxes will not exceed 10%. Upon request, the Company may permit all or part of the Premium Expense Charge to be deducted as part of the Monthly Deductions. The premium tax charge may change when either the applicable jurisdiction changes or the tax rate within the applicable jurisdiction changes. The Company should be notified of any change in address of the Insured as soon as possible.

Additional charges are made to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes and for distribution expenses related to the Certificates. The DAC tax deduction may range from zero to 1% of premiums, depending on the group to which the Policy is issued. The charge for distribution expenses may range from zero to 10%. The distribution charge may vary, depending upon such factors, for example, as the type of the benefit plan, average number of participants, average Face Amount of the Certificates, anticipated average annual premiums, and the actual distribution expenses incurred by the Company.

MONTHLY DEDUCTION FROM CERTIFICATE VALUE

On the Date of Issue and each Monthly Processing Date thereafter prior to the Final Premium Payment Date, certain charges ("Monthly Deduction") will be deducted from the Certificate Value. The Monthly Deduction includes a charge for cost of insurance, a charge for the cost of any additional benefits provided by rider and a charge for Certificate administrative expenses that may be up to $10, depending on the group to which the Policy is issued. The Monthly Deduction may also include a charge for Separate Account administrative expenses and a charge for mortality and expense risks. The Separate Account administrative charge may continue for up to 10 Certificate years and may be up to 0.25% of Certificate Value in each Sub-Account, depending on the group to which the Policy was issued. The mortality and expense risk charge may be up to 0.90% of Certificate Value in each Sub-Account. The Monthly Deduction on or following the effective date of a requested change in the Face Amount will also include a charge of $2.50 per $1,000 of increase or decrease, to a maximum of $40, for administrative costs associated with the change. See "Charge for Change in Face Amount."

You may specify from which Sub-Account the cost of insurance charge, the charge for Certificate administrative expenses and the charge for the cost of additional benefits provided by rider will be deducted. If the Payor Provision is in force, all cost of insurance charges and administrative charges will be deducted from the Monthly Deduction Sub-Account. If no allocation is specified, the Company will make a Pro-Rata Allocation.

The Separate Account administrative charge and the mortality and expense risk charge are assessed against each Sub-Account that generates a charge. In the event that a charge is greater than the value of the Sub-Account to which it relates on a Monthly Processing Date, the Company will make a Pro-Rata Allocation of the unpaid balance.

Monthly Deductions are made on the Date of Issue and on each Monthly Processing Date until the Final Premium Payment Date. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in the Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month and from group to group.

CALCULATION OF THE CHARGE

If Death Benefit Option 2 is in effect, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If Death Benefit Option 1 or Option 3 is in effect, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Certificate Value (minus charges for rider benefits) at the beginning of the Certificate month. Thus, the cost of insurance charge may be greater if Death Benefit Option 2 is in effect than if Death Benefit Option 1 or Option 3 is in effect, assuming the same Face Amount in each case and assuming that the Minimum Death Benefit is not in effect.

In other words, since the Death Benefit under Option 1 or Option 3 remains constant while the Death Benefit under Option 2 varies with the Certificate Value, any Certificate Value increases will reduce the insurance charge under Option 1 or Option 3, but not under Option 2.

If Death Benefit Option 2 is in effect, the monthly insurance charge for each increase in the Face Amount (other than an increase caused by a change in Death Benefit Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If Death Benefit Option 1 or Option 3 is in effect, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Certificate Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Certificate month.

If the Minimum Death Benefit is in effect under any Option, a monthly cost of insurance charge will also be calculated for that portion of the Death Benefit which exceeds the current Face Amount. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Minimum Death Benefit (Certificate Value times the applicable percentage), minus

    - the greater of the Face Amount or the Certificate Value under Death Benefit Option 1 or Option 3, or

    - the Face Amount plus the Certificate Value under Death Benefit Option 2.

When the Minimum Death Benefit is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth in the preceding two paragraphs.

The monthly cost of insurance charge will also be adjusted for any decreases in the Face Amount. See THE CERTIFICATE -- "Change in Face Amount: Decreases."

COST OF INSURANCE RATES

This Certificate is sold to eligible individuals who are members of a non-qualified benefit plan having a minimum, depending on the group, of five or more members. A portion of the initial Face Amount may be issued on a guaranteed or simplified underwriting basis. The amount of this portion will be determined for each group, and may vary based on characteristics within the group.

The determination of the Underwriting Class for the guaranteed or simplified issue portion will, in part, be based on the type of group; the number of persons eligible to participate in the plan; expected percentage of eligible persons participating in the plan; and the amount of guaranteed or simplified underwriting insurance to be issued. Larger groups, higher participation rates and occupations with historically favorable mortality rates will generally result in the individuals within that group being placed in a more favorable Underwriting Class.

Cost of insurance rates are based on a blended unisex rate table, Age and Underwriting Class of the Insured at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less any debt and any partial withdrawals and withdrawal charges. For those Certificates issued on a unisex basis, sex-distinct rates do not apply. The cost of insurance rates are determined at the beginning of each Certificate year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Certificate. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker, Non-smoker or Uni-smoker, for unisex Certificates) and the Insured's Age. The tables used for this purpose may set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Underwriting Class whose Certificates have been in force for the same length of time.

The Underwriting Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Underwriting Classes, standard Underwriting Classes and substandard Underwriting Classes. In an otherwise identical Certificate, an Insured in the preferred Underwriting Class will have a lower cost of insurance than an Insured in a standard Underwriting Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Underwriting Class with a higher mortality risk. The Underwriting Classes may be divided into two categories or aggregated: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Underwriting Class. Any Insured with an Age at issuance under 18 will be classified initially as regular, unless substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Underwriting Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Underwriting Class previously applicable. On the other hand, if the Insured's Underwriting Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY CERTIFICATE ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly Certificate administrative charge of up to $10 per month, depending on the group to which the Policy was issued, will be deducted from the Certificate Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Certificate, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Certificate. These expenses include the cost of processing enrollment forms, conducting medical examinations, determining insurability and the Insured's Underwriting Class, and establishing Certificate records. The Company does not expect to derive a profit from these charges.

MONTHLY SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

The Company can make an administrative charge on an annual basis of up to 0.25% of the Certificate Value in each Sub-Account. The duration of this charge can be for up to 10 years. This charge is designed to reimburse the Company for the costs of administering the Separate Account and Sub-Accounts. The charge is not expected to be a source of profit. The administrative expenses assumed by the Company in connection with the Separate Account and Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

MONTHLY MORTALITY AND EXPENSE RISK CHARGE

The Company can make a mortality and expense risk charge on an annual basis of up to 0.90% of the Certificate Value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Certificates. The total charges may be different between groups and increased or decreased within a group, subject to compliance with applicable state and federal requirements, but may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will, therefore, pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Certificates will exceed the amounts realized from the administrative charges provided in the Certificates. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

CHARGES REFLECTED IN THE ASSETS OF THE SEPARATE ACCOUNT

Because the Sub-Accounts purchase shares of the Underlying Investment Companies, the value of the Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Investment Companies. The prospectuses and Statements of Additional Information of the Trust, MFVAT, DGPF and T. Rowe Price contain additional information concerning such fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Certificate Value in the Sub-Accounts.

SURRENDER CHARGE

The Certificate may provide for a contingent surrender charge. A separate surrender charge, described in more detail below, may be calculated upon the issuance of the Certificate and for each increase in the Face Amount. The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Certificate. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Certificate, including agents' commissions, advertising and the printing of the prospectus and sales literature.

A surrender charge may be deducted if you request a full surrender of the Certificate or a decrease in the Face Amount. The duration of the surrender charge may be up to 15 years from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge calculated upon issuance of the Certificate is an amount up to the sum of (a) plus (b), where
(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums received up to the Guideline Annual Premium. In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per thousand dollars of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge remains level for up to 24 Certificate months, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

If you surrender the Certificate during the first two years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 30% (less any premium expense charge not associated with state and local premium taxes) of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

A separate surrender charge may apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is up to the sum of (a) plus (b), where (a) is up to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums associated with the increase, up to the Guideline Annual Premium for the increase. In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per thousand dollars of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge.

The maximum surrender charge for the increase remains level for up to 24 Certificate months, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. During the first two Certificate years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of increase in the Face Amount, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 30% (less any premium expense charge not associated with state and local premium taxes) of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below. Additional premium payments may not be required to fund a requested increase in the Face Amount.

Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies whereby the Certificate Value will be allocated between the initial Face Amount and the increase. Subsequent premium payments are allocated between the initial Certificate and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Certificate Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums would also be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Certificate Value associated with the increase will equal the portion of Certificate Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES, for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Certificate. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Certificate), the surrender charge will be applied in the following order:
(1) the most recent increase; (2) the next most recent increases successively; and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

CHARGES ON PARTIAL WITHDRAWAL

After the first Certificate year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000. A transaction charge which is the smaller of 2% of the amount withdrawn, or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge.

A partial withdrawal charge may also be deducted from Certificate Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Certificate Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Certificate year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. There will be no partial withdrawal charge if there is no surrender charge on the date of withdrawal (i.e., 15 years have passed from the Date of Issue and from the effective date of any increase in the Face Amount).

This right is not cumulative from Certificate year to Certificate year. For example, if only 8% of Certificate Value was withdrawn in Certificate year two, the amount you could withdraw in subsequent Certificate years would not be increased by the amount you did not withdraw in the second Certificate year.

The Certificate's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted, by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for an example illustrating the calculation of the charges on partial withdrawal and their impact on the surrender charges.

TRANSFER CHARGES

The first twelve transfers in a Certificate year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it will never exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Certificate year. See THE CERTIFICATE -- "Transfer Privilege."

You may have automatic transfers of at least $100 made on a periodic basis, every 1, 2 or 3 months (a) from the Sub-Account which invests in the Money Market Fund of the Trust, respectively, to one or more of the other Sub-Accounts, or (b) to reallocate Certificate Value among the Sub-Accounts. The first automatic transfer counts as one transfer towards the twelve free transfers allowed in each Certificate year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Certificate Value within 20 days of the Date of Issue of the Certificate, any resulting transfer of Certificate Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the twelve free transfers in a Certificate year. See THE CERTIFICATE -- "Conversion Privileges" and CERTIFICATE LOANS.

CHARGE FOR CHANGE IN FACE AMOUNT

For each increase or decrease in the Face Amount you request, a transaction charge of $2.50 per $1,000 of increase or decrease, to a maximum of $40, may be deducted from the Certificate Value to reimburse the Company for administrative costs associated with the change. This charge is guaranteed not to increase, and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge (not to exceed $25) for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

                               CERTIFICATE LOANS

Loans may be obtained by request to the Company on the sole security of the Certificate. The total amount which may be borrowed is the Loan Value. In the first Certificate year, the Loan Value is 75% of Certificate Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on the loan to the end of the Certificate year. The Loan Value in the second Certificate year and thereafter is 90% of an amount equal to Certificate Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan. The loan amount will normally be paid within seven days after the Company receives the loan request at its Principal Office, but the Company may delay payments under certain circumstances. See OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments."

A Certificate loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. Certificate Value in each Sub-Account equal to the Certificate loan allocated to such Sub-Account will be transferred to the General Account, and the number of Units equal to the Certificate Value so transferred will be cancelled. This will reduce the Certificate Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN THE GENERAL ACCOUNT

As long as the Certificate is in force, Certificate Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year (7.5% for preferred loans). The current credited rate is 7.1%; 8% for preferred loans. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH CERTIFICATE VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Certificate. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Certificate anniversary, Certificate Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Interest accrues daily, and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Certificate year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and bear interest at the same rate. After the due and unpaid interest is added to the loan amount, if the new loan amount exceeds the Certificate Value in the General Account, the Company will transfer Certificate Value equal to that excess loan amount from the Certificate Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Certificate Value in each Sub-Account bears to the total Certificate Value in all Sub-Accounts.

REPAYMENT OF DEBT

Loans may be repaid at any time prior to the lapse of the Certificate. Upon repayment of Debt, the portion of the Certificate Value that is in the General Account securing the Debt repaid will be allocated to the various Accounts and increase the Certificate Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Certificate Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed Certificate Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Certificate Value less the surrender charge, the Certificate will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Certificate will terminate with no value. See CERTIFICATE TERMINATION AND REINSTATEMENT.

EFFECT OF CERTIFICATE LOANS

Although Certificate loans may be repaid at any time prior to the lapse of the Certificate, Certificate loans will permanently affect the Certificate Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Accounts is less than or greater than the interest credited to the Certificate Value in the General Account attributable to the loan.

Moreover, outstanding Certificate loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the Insured.

                   CERTIFICATE TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Certificate to lapse unless:

    - the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

    - if Debt exceeds the Certificate Value.

If one of these situations occurs, the Certificate will be in default. You will then have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Certificate. If the Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Certificate month in which the Insured dies and any other overdue charges will be deducted from the Death Proceeds.

PAYOR PROVISIONS

Subject to approval in the state in which the Certificate was issued, if you name a "Payor" in your enrollment form supplement, the following "Payor Provisions" will apply:

The Payor may designate what portion, if any, of each payment of a premium is "excess premium." You may allocate the excess premium among the General Account and Sub-Accounts. The remaining Payor's premium which is not excess premium ("Payor's premium") will automatically be allocated to the Monthly Deduction Sub-Account, from which the Monthly Deduction charges will be made. Payor premiums are initially held in the General Account, and will be transferred to the Monthly Deduction Sub-Account not later than three days after underwriting approval of the Certificate. No Certificate loans, partial withdrawals or transfers may be made from the amount in the Monthly Deduction Sub-Account attributable to Payor's premiums.

If the amount in the Monthly Deduction Sub-Account attributable to Payor's premiums is insufficient to cover the next Monthly Deduction, the Company will send to the Payor a notice of the due date and amount of premium which is due. The premium may be paid during a grace period of 62 days, beginning on the premium due date. If the necessary premium is not received by the Company within 31 days of the end of the grace period, a second notice will be sent to the Payor. A 31-day grace period notice at this time will also be sent to you if the Certificate Value is insufficient to cover the Monthly Deductions then due.

If the amount in the Monthly Deduction Sub-Account attributable to Payor premiums is insufficient to cover the Monthly Deductions due at the end of the grace period, the balance of such Monthly Deductions will be withdrawn on a Pro-Rata Allocation from the Certificate Value, if any, in the General Account and the Sub-Accounts.

A lapse occurs if the Certificate Value is insufficient, at the end of the grace period, to pay the Monthly Deductions which are due. The Certificate terminates on the date of lapse. Any Death Benefit payable during the grace period will be reduced by any overdue charges.

The above Payor Provisions, if applicable, are in lieu of the grace-period notice and default provisions applicable when the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued. However, they do not apply if Debt exceeds the Certificate Value. See the discussion under

"Termination," above. You or the Payor may, upon Written Request, discontinue the above Payor Provisions. If the Payor makes a written request to discontinue the Payor Provisions, the Company will send you a notice of the discontinuance to your last known address.

REINSTATEMENT

If the Certificate has not been surrendered and the Insured is alive, the terminated Certificate may be reinstated anytime within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Processing Date following the date you submit the following to the Company:

    - a written enrollment form for reinstatement,

    - Evidence of Insurability; and

    - a premium that, after the deduction of the premium expense charge, is large enough to cover the Monthly Deductions for the three-month period beginning on the date of reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which should have been in effect had the Certificate remained in force from the Date of Issue.

CERTIFICATE VALUE ON REINSTATEMENT

The Certificate Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Certificate increased by interest from the date the payment was received at the Principal Office; PLUS

    - an amount equal to the Certificate Value less Debt on the date of default; MINUS

    - the Monthly Deduction due on the date of reinstatement. You may reinstate any Debt outstanding on the date of default or foreclosure.

                          OTHER CERTIFICATE PROVISIONS

The following Certificate provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

CERTIFICATE OWNER

The Certificate Owner is the Insured unless another Certificate Owner has been named in the enrollment form or the Certificate. The Certificate Owner is generally entitled to exercise all rights under the Certificate while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Certificate, the Beneficiary has no rights in the Certificate before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Certificate Owner (or the Certificate Owner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one

Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionately.

ASSIGNMENT

The Certificate Owner may assign a Certificate as collateral or make an absolute assignment of the Certificate. All rights under the Certificate will be transferred to the extent of the assignee's interest. The Consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Certificate. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

INCONTESTABILITY

The Company will not contest the validity of a Certificate after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any rider or any increase in the Face Amount after such rider or increase has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Certificate, without interest, less any outstanding Debt and less any partial withdrawals. If the Insured commits suicide, within two years from the effective date of any increase in the Death Benefit, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE

If the Insured's Age as stated in the enrollment form for the Certificate is not correct, benefits under the Certificate will be adjusted to reflect the correct Age, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Death Benefit be reduced to less than the Minimum Death Benefit.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Certificate loan and transfers may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Certificate of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal, or death of the Insured, as well as payments of Certificate loans and transfers from the General Account, for a period not to exceed six months.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION
WITH COMPANY                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------  --------------------------------------------------------
Bruce C. Anderson                   Director (since 1996) and Vice President (since 1984) of
  Director and Vice President       First Allmerica

Abigail M. Armstrong                Secretary (since 1996) and Counsel (since 1991) of First
  Secretary and Counsel             Allmerica

Warren E. Barnes                    Vice President and Corporate Controller (since 1998) of
  Vice President and Corporate      First Allmerica; Vice President and Co-Controller (since
  Controller                        1997) of First Allmerica; Vice President and Assistant
                                    Controller (1996 to 1997) of First Allmerica; Assistant
                                    Vice President and Assistant Controller (1995 to 1996)
                                    of First Allmerica; Assistant Vice President Corporate
                                    Accounting and Reporting (1993 to 1995) of First
                                    Allmerica

Robert E. Bruce                     Director and Chief Information Officer (since 1997),
  Director, Vice President and      Vice President (since 1995) of First Allmerica; and
  Chief Information Officer         Corporate Manager (1979 to 1995) of Digital Equipment
                                    Corporation

John P. Kavanaugh                   Director and Chief Investment Officer (since 1996) and
  Director, Vice President and      Vice President (since 1991) of First Allmerica
  Chief Investment Officer

John F. Kelly                       Director (since 1996), General Counsel (since 1981),
  Director, Senior Vice President,  Senior Vice President (since 1986), and Assistant
  General Counsel and Assistant     Secretary (since 1986) of First Allmerica
  Secretary

J. Barry May                        Director (since 1996) of First Allmerica; Director and
  Director                          President (since 1996), Vice President (1993 to 1996)
                                    and General Manager (1989 to 1993) of The Hanover
                                    Insurance Company

James R. McAuliffe                  Director (since 1996) of First Allmerica; Director
  Director                          (since 1992), President (since 1994), and CEO (since
                                    1996) of Citizens Insurance Company of America; Vice
                                    President (1982 to 1994), and Chief Investment Officer
                                    (1986 to 1994) of First Allmerica

John F. O'Brien                     Director, Chairman of the Board, President and Chief
  Director, Chairman of the Board,  Executive Officer (since 1989) of First Allmerica
  President and Chief Executive
  Officer

Edward J. Parry, III                Director and Chief Financial Officer (since 1996), Vice
  Director, Vice President, Chief   President and Treasurer (since 1993), and Assistant Vice
  Financial Officer and Treasurer   President (1992 to 1993) of First Allmerica

NAME AND POSITION
WITH COMPANY                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------  --------------------------------------------------------
Richard M. Reilly                   Director (since 1996), Vice President (since 1990) of
  Director and Vice President       First Allmerica; Director (since 1990) of Allmerica
                                    Investments, Inc.; and Director and President (since
                                    1990) of Allmerica Financial Investment Management
                                    Services, Inc.

Robert P. Restrepo, Jr.             Director and Vice President (since 1998) of First
  Director and Vice President       Allmerica; Chief Executive Officer (1996 to 1998) of
                                    Travelers Property & Casualty; Senior Vice President
                                    (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                    Director (since 1996), Vice President (since 1990), and
  Director and Vice President       Chief Financial Officer (1990 to 1996) of First
                                    Allmerica

Phillip E. Soule                    Director (since 1996) and Vice President (since 1987) of
  Director and Vice President       First Allmerica

                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect subsidiary of the Company, acts as the principal underwriter of the Certificates pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Certificates are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., or of independent broker-dealers.

The Company pays commissions to broker-dealers and registered representatives which sell the Certificates based on a commission schedule. After issue of a Certificate or an increase in the Face Amount, commissions may be up to 25% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions may be up to 10% of any additional premiums. Alternative compensation schedules, which may include ongoing annual compensation of up to 0.50% of Certificate Value, are available based on premium payments and the level of enrollment and ongoing administrative services provided to participants and benefit plans by the broker-dealer or registered representative. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 2.5% of first-year, or 4% of renewal premiums. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales related criteria. Other payments may be made for other services that do not directly involve the sales of the Certificates. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the commission and other sales expenses through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, through a portion of the premium expense charge, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to the Certificate Owners or to the Separate Account. Any surrender charge assessed on a Certificate will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.

                                    SERVICES

The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Policyowners. Currently, the Company receives service fees with respect to the T. Rowe Price International Stock Portfolio, at an annual rate of 0.15% per annum of the aggregate net asset value, of shares held by the Separate Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments (other than payments made pursuant to the MAP procedure), changes in the specified Face Amount, changes in the Death Benefit Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you. The annual statement will summarize all of the above transactions and deductions of charges during the Certificate year. It will also set forth the status of the Death Proceeds, Certificate Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Certificate loan(s).

In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Funds as required by the 1940 Act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Certificate and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and the financial statements of the Group VEL Account of the Company as of December 31, 1997 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Certificates.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Certificate, on loans, withdrawals, or surrenders, on Death Benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely, and possibly retroactively, affect the taxation of the Certificates. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Certificates is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Certificate Owner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the enrollment form of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code of 1986, and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company will review periodically the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE CERTIFICATES

The Company believes that the Certificates described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Certificate Value to the Insurance Amount at Risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in Certificate Value is not taxable until received by the Certificate Owner or the Certificate Owner's designee. See MODIFIED ENDOWMENT CONTRACTS.

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Certificate for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Certificate Owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Certificates may need to be modified to comply with such regulations. For these reasons, the Certificates or the Company's administrative rules may be modified as necessary to prevent a Certificate Owner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Death Benefit Option, change in the Face Amount, lapse with Certificate loan outstanding, or assignment of the Certificate may have tax consequences. In particular, under specified conditions, a distribution under the Certificate during the first

15 years from Date of Issue that reduces future benefits under the Certificate will be taxed to the Certificate Owner as ordinary income to the extent of any investment earnings in the Certificate. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Insured, Certificate Owner, or Beneficiary.

CERTIFICATE LOANS

The Company believes that non-preferred loans received under a Certificate will be treated as indebtedness of the Certificate Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Certificate Owner while the Certificate is in force. See MODIFIED ENDOWMENT CONTRACTS. However, there is a risk that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether a loan with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may revoke your request for a preferred loan.

Section 264 of the Code restricts the deduction of interest on policy or certificate loans. Consumer interest paid on policy or certificate loans under an individually owned policy or certificate is not tax deductible. Generally, no tax deduction for interest is allowed on policy or certificate loans, if the insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any policies or certificates covering the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or
(b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance certificate, including a Certificate offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A certificate fails to satisfy the seven-pay test if the cumulative premiums paid under the certificate at any time during the first seven certificate years, or within seven years of a material change in the certificate, exceed the sum of the net level premiums that would have been paid, had the certificate provided for paid-up future benefits after the payment of seven level premiums.

If the Certificate is considered a modified endowment contract, all distributions under the Certificate will be taxed on an "income-first" basis. Most distributions received by a Certificate Owner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the Certificate) will be includible in gross income to the extent that the cash Surrender Value of the Certificate exceeds the Certificate Owner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the Certificate Owner's basis in the Certificate. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Certificate Owner during any 12-month period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Certificate is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Certificate does not satisfy the seven-pay test, the Company will notify the Certificate Owner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Certificate anniversary, or the Certificate will be permanently classified as a modified endowment contract.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Certificate Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this Section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Certificate and the General Account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE

The Company bears the full investment risk for amounts allocated to the General Account and guarantees that interest credited to each Certificate Owner's Certificate Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate"). (Under the Certificate, the Guaranteed Minimum Rate may be higher than 4%.)

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of the Guaranteed Minimum Rate, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Certificate Value associated with the premium becomes security for a Certificate loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE CERTIFICATE VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CERTIFICATE OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Certificate Value which is equal to Debt. However, such Certificate Value will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Processing Date, the Certificate Value in the General Account will be the amount of the Net Premiums allocated or Certificate Value transferred to the General Account, plus interest at the Guaranteed Minimum Rate, plus any excess interest which the Company credits, less the sum of all Certificate charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

THE CERTIFICATE

This Prospectus describes certificates issued under a flexible premium variable life insurance Certificate, and is generally intended to serve as a disclosure document only for the aspects of the Certificate relating to the Separate Account. For complete details regarding the General Account, see the Certificate itself.

TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND CERTIFICATE LOANS

If a Certificate is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed if such event occurs before the Certificate, or an increase in the Face Amount, has been in force for 15 Certificate years. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Certificate. Partial withdrawals are made on a last-in/first-out basis from Certificate Value allocated to the General Account.

The first twelve transfers in a Certificate year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Certificate year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

Certificate loans may also be made from the Certificate Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Certificate loans payable from the General Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

                              YEAR 2000 DISCLOSURE

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.

The Company has initiated formal communications with all of its significant suppliers and large customers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the impact of a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material adverse effect on the Company. The Company does not believe that it has material exposure to contingencies related to the Year 2000 issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

The Company will utilize both internal and external resources to reprogram or replace, and test both information technology and embedded technology systems for Year 2000 modifications. The Company plans to complete the mission critical elements of the Year 2000 by December 31, 1998. The cost of the Year 2000 project will be expensed as incurred over the next two years and is being funded primarily through a reallocation of resources from discretionary projects. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. Through September 30, 1998, the Company and its subsidiaries have incurred and expensed approximately $47 million related to the assessment of, and preliminary efforts in connection with, the project and the development of a remediation plan. The total remaining cost of the project is estimated at between $30-40 million.

The Company's contingency plans related to the Year 2000 issue are addressed in a plan developed jointly with an outside vendor. The plan contains immediate steps to keep business functions operating while unforeseen Year 2000 issues are being addressed. It outlines responses to situations that may affect critical business functions and also provides triage guidance, a documented order of actions to respond to problems. During the triage process, business priorities are established and "Critical Points of Failure" are identified as having a significant impact on the business. The Company's contingency plans are designed to keep a business unit's operation functioning in the event of a failure or delay due to Year 2000 record format and date calculation changes.

The costs of the project and the date on which the Company plans to complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events including the continued availability of certain resources, third party modification plans and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Separate Account are included in this Prospectus beginning immediately after the Appendices. The financial statements of the Company and for the Separate Account should be considered only as bearing on the ability of the Company to meet its obligations under the Certificate. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements for the Sub-Accounts investing in the Funds of the Trust, MFVAT, DGPF and T. Rowe Price are not included because sales have not yet begun.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. The following supplemental benefits are available for issue under the Certificate for an additional charge.

WAIVER OF PREMIUM RIDER

This Rider provides that, during periods of total disability continuing for more than the period of time specified in the Rider, the Company will add to the Certificate Value each month an amount selected by you or the amount necessary to maintain the Certificate in force, whichever is greater. This benefit is subject to the Company's maximum issue benefits. Its cost may change yearly.

OTHER INSURED RIDER

This Rider provides a term insurance benefit for up to five Insureds. At present, this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Certificate.

CHILDREN'S INSURANCE RIDER

This Rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

ACCIDENTAL DEATH BENEFIT RIDER

This Rider pays an additional benefit for death resulting from a covered accident prior to the Certificate anniversary nearest the Insured's Age 70.

OPTION TO ACCELERATE BENEFITS RIDER

This Rider permits part of the proceeds of the Certificate to be available before death if the Insured becomes terminally ill and, depending on the group to which the Policy is issued, may also pay part of the proceeds if the Insured is permanently confined to a nursing home.

EXCHANGE OPTION RIDER

This Rider allows you to use the Certificate to insure a different person, subject to Company guidelines.

EXCHANGE TO TERM INSURANCE RIDER

This Rider allows a Certificate Owner which is a corporation, a corporate grantor trust, or a corporate assignee in the case of a split dollar arrangement, to exchange the Certificate prior to the third Certificate anniversary for a five-year non-convertible term insurance policy. An exchange credit will be paid to the Certificate Owner or the corporate assignee in the case of a corporate-sponsored collateral assignment split dollar arrangement.

CERTAIN OF THESE RIDERS MAY NOT BE AVAILABLE IN ALL STATES.

                                   APPENDIX B
                                PAYMENT OPTIONS

PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options then offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected.

If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Death Benefit.

The amounts payable under a payment option are paid from the General Account. These amounts are not based on the investment experience of the Separate Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to your and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds becomes payable.

                                   APPENDIX C
                ILLUSTRATIONS OF SUM INSURED, CERTIFICATE VALUES
                            AND ACCUMULATED PREMIUMS

The following tables illustrate the way in which the Certificate's Sum Insured and Certificate Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Certificate issued to a person, Age 30, under a standard Premium Class and qualifying for the non-smoker discount, and a Certificate issued to a person, Age 45, under a standard Premium Class and qualifying for the non-smoker discount. The tables illustrate the guaranteed cost of insurance rates and the current cost of insurance rates as presently in effect.

The tables illustrate the Certificate Values that would result based upon the assumptions that no Certificate loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Certificate year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the Guideline Annual Premium were invested each year to earn interest (after taxes) at 5% compounded annually.

The Certificate Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Certificate years. The values would also be different depending on the allocation of the Certificate's total Certificate Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and the Certificate Values take into account the deduction from premium for the premium expense charge, the Monthly Deduction from Certificate Value, and the daily charge against the Separate Account for mortality and expense risks. In both the Current Cost of Insurance Charges tables and the Guaranteed Cost of Insurance Charges tables, the Separate Account charge for mortality and expense risks is equivalent to an effective annual rate of 0.90% of the average daily value of the assets in the Separate Account attributable to the Certificates.

EXPENSES OF THE UNDERLYING FUNDS

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Fund. The actual fees and expenses of each Underlying Fund vary and in 1997, ranged from an annual rate of 0.35% to an annual rate of 1.11% of average daily net assets. The fees and expenses associated with the Certificate may be more or less than 0.85% in the aggregate, depending upon how you make allocations of the Certificate Value among the Sub-Accounts.

The tables reflect current waiver arrangements as of fiscal year ended August 31, 1997 to maintain Total Fund Expenses at the levels indicated above. Absent such waivers, the Advisory Fees for the MFVAT International Equity, MFVAT Capital Growth, MFVAT Growth and Income, MFVAT Asset Allocation and MFVAT U.S. Government Income Portfolios would be 0.80%, 0.60%, 0.60%, 0.55% and 0.50%, respectively, and Total

Fund Expenses for the MFVAT International Equity, MFVAT Capital Growth, MFVAT Growth and Income, MFVAT Asset Allocation and MFVAT U.S. Government Income Portfolios would be 2.99%, 1.70%, 1.70%, 2.03% and 1.50%, respectively.

Effective July 1, 1997, Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to limit total annual expenses of the fund to 0.95%. This limitation replaces a prior limitation of 0.80% that expired on June 30, 1997. The new limitation will be in effect through April 30, 1999. The fee ratios shown above have been adjusted to assume that the new voluntary limitation took effect on January 1, 1997. In 1997, the actual ratio of total annual expenses of the International Equity Series was 0.85%, and the actual management fee ratio was 0.70%.

AFIMS has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.20% for the Select Growth Fund, 1.00% for the Investment Grade Income Fund and 0.60% for the Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1997. These limitations may be terminated at any time.

NET ANNUAL RATES OF INVESTMENT

Taking into account the 0.90% charge to the Separate Account and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.75%, 4.25%, and 10.25%, respectively.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASSIFICATION, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45

                                                SPECIFIED FACE AMOUNT = $250,000

                                                            SUM INSURED OPTION 1

                       CURRENT COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       4,410         117     3,502   250,000       346      3,731   250,000       575      3,960     250,000
   2       9,041       3,060     6,914   250,000     3,738      7,591   250,000     4,443      8,297     250,000
   3      13,903       8,104    10,236   250,000     9,454     11,585   250,000    10,917     13,048     250,000
   4      19,008      12,398    13,464   250,000    14,650     15,715   250,000    17,189     18,254     250,000
   5      24,368      16,601    16,601   250,000    19,987     19,987   250,000    23,963     23,963     250,000
   6      29,996      19,644    19,644   250,000    24,405     24,405   250,000    30,225     30,225     250,000
   7      35,906      22,587    22,587   250,000    28,967     28,967   250,000    37,092     37,092     250,000
   8      42,112      25,431    25,431   250,000    33,682     33,682   250,000    44,631     44,631     250,000
   9      48,627      28,174    28,174   250,000    38,554     38,554   250,000    52,913     52,913     250,000
   10     55,469      30,814    30,814   250,000    43,587     43,587   250,000    62,015     62,015     250,000
   11     62,652      33,346    33,346   250,000    48,784     48,784   250,000    72,024     72,024     250,000
   12     70,195      35,735    35,735   250,000    54,122     54,122   250,000    83,013     83,013     250,000
   13     78,114      37,977    37,977   250,000    59,604     59,604   250,000    95,092     95,092     250,000
   14     86,430      40,076    40,076   250,000    65,244     65,244   250,000   108,392    108,392     250,000
   15     95,161      42,024    42,024   250,000    71,043     71,043   250,000   123,054    123,054     250,000
   16    104,330      43,806    43,806   250,000    77,002     77,002   250,000   139,236    139,236     250,000
   17    113,956      45,448    45,448   250,000    83,155     83,155   250,000   157,139    157,139     250,000
   18    124,064      46,935    46,935   250,000    89,504     89,504   250,000   176,971    176,971     250,000
   19    134,677      48,253    48,253   250,000    96,054     96,054   250,000   198,970    198,970     250,000
   20    145,821      49,388    48,388   250,000   102,813    102,913   250,000   223,318    223,318     272,448
 Age 60   95,161      42,024    42,024   250,000    71,043     71,043   250,000   123,054    123,054     250,000
 Age 65  145,821      49,388    49,388   250,000   102,813    102,813   250,000   223,318    223,318     272,448
 Age 70  210,477      51,357    51,357   250,000   139,910    139,910   250,000   386,429    386,429     448,257
 Age 75  292,995      44,916    44,916   250,000   184,625    184,625   250,000   649,162    649,162     694,604

(1) Assumes a $4,200 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45

                                                SPECIFIED FACE AMOUNT = $250,000

                                                            SUM INSURED OPTION 1

                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       4,410           0     2,753   250,000         0      2,946   250,000         0      3,139     250,000
   2       9,041       1,553     5,406   250,000     2,111      5,964   250,000     2,693      6,547     250,000
   3      13,903       5,826     7,957   250,000     6,924      9,055   250,000     8,117     10,248     250,000
   4      19,008       9,333    10,399   250,000    11,149     12,214   250,000    13,202     14,267     250,000
   5      24,368      12,732    12,732   250,000    15,444     15,444   250,000    18,638     18,638     250,000
   6      29,996      14,953    14,953   250,000    18,742     18,742   250,000    23,393     23,393     250,000
   7      35,906      17,049    17,049   250,000    22,098     22,098   250,000    28,561     28,561     250,000
   8      42,112      19,010    19,010   250,000    25,507     25,507   250,000    34,180     34,180     250,000
   9      48,627      20,825    20,825   250,000    28,957     28,957   250,000    40,290     40,290     250,000
   10     55,469      22,479    22,479   250,000    32,437     32,437   250,000    46,932     46,932     250,000
   11     62,652      23,964    23,964   250,000    35,942     35,942   250,000    54,164     54,164     250,000
   12     70,195      25,271    25,271   250,000    39,464     39,464   250,000    62,049     62,049     250,000
   13     78,114      26,389    26,389   250,000    42,996     42,996   250,000    70,660     70,660     250,000
   14     86,430      27,311    27,311   250,000    46,535     46,535   250,000    80,085     80,085     250,000
   15     95,161      28,024    28,024   250,000    50,072     50,072   250,000    90,419     90,419     250,000
   16    104,330      28,499    28,499   250,000    53,585     53,585   250,000   101,765    101,765     250,000
   17    113,956      28,715    28,715   250,000    57,058     57,058   250,000   114,248    114,248     250,000
   18    124,064      28,633    28,633   250,000    60,461     60,461   250,000   128,007    128,007     250,000
   19    134,677      28,203    28,203   250,000    63,756     63,756   250,000   143,205    143,205     250,000
   20    145,821      27,381    27,381   250,000    66,909     66,909   250,000   160,046    160,046     250,000
 Age 60   95,161      28,024    28,024   250,000    50,072     50,072   250,000    90,419     90,419     250,000
 Age 65  145,821      27,381    27,381   250,000    66,909     66,909   250,000   160,046    160,046     250,000
 Age 70  210,477      15,839    15,839   250,000    79,494     79,494   250,000   277,046    277,046     321,374
 Age 75  292,995           0         0   250,000    81,287     81,287   250,000   465,877    465,877     498,488

(1) Assumes a $4,200 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 30

                                                 SPECIFIED FACE AMOUNT = $75,000

                                                            SUM INSURED OPTION 2

                       CURRENT COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       1,470         297     1,221    76,221       375      1,299    76,299       453      1,377      76,377
   2       3,014       1,370     2,420    77,420     1,602      2,652    77,652     1,844      2,894      77,894
   3       4,634       3,107     3,596    78,596     3,572      4,062    79,062     4,076      4,566      79,566
   4       6,336       4,505     4,750    79,750     5,284      5,529    80,529     6,162      6,406      81,406
   5       8,123       5,881     5,881    80,881     7,055      7,055    82,055     8,432      8,432      83,432
   6       9,999       6,989     6,989    81,989     8,644      8,644    83,644    10,663     10,663      85,663
   7      11,969       8,073     8,073    83,073    10,296     10,296    85,296    13,118     13,118      88,118
   8      14,037       9,135     9,135    84,135    12,013     12,013    87,013    15,820     15,820      90,820
   9      16,209      10,172    10,172    85,172    13,798     13,798    88,798    18,793     18,793      93,793
   10     18,490      11,185    11,185    86,185    15,653     15,653    90,653    22,064     22,064      97,064
   11     20,884      12,174    12,174    87,174    17,579     17,579    92,579    25,664     25,664     100,664
   12     23,398      13,138    13,138    88,138    19,580     19,580    94,580    29,625     29,625     104,625
   13     26,038      14,077    14,077    89,077    21,658     21,658    96,658    33,983     33,983     108,983
   14     28,810      14,991    14,991    89,991    23,814     23,814    98,814    38,779     38,779     113,779
   15     31,720      15,881    15,881    90,881    26,054     26,054   101,054    44,057     44,057     119,057
   16     34,777      16,744    16,744    91,744    28,377     28,377   103,377    49,865     49,865     124,865
   17     37,985      17,581    17,581    92,581    30,789     30,789   105,789    56,256     56,256     131,256
   18     41,355      18,391    18,391    93,391    33,290     33,290   108,290    63,290     63,290     138,290
   19     44,892      19,174    19,174    94,174    35,884     35,884   110,884    71,031     71,031     146,031
   20     48,607      19,930    19,930    94,930    38,574     38,574   113,574    79,550     79,550     154,550
 Age 60   97,665      25,579    25,579   100,579    71,167     71,167   146,167   229,232    229,232     307,170
 Age 65  132,771      26,546    26,546   101,546    91,516     91,516   166,516   378,078    378,078     461,255
 Age 70  177,576      25,538    25,538   100,538   114,403    114,403   189,403   617,130    617,130     715,870
 Age 75  234,759      21,566    21,566    96,566   139,063    139,063   214,063  1,001,956  1,001,956  1,076,956

(1) Assumes a $1,400 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE
                                                               NON-SMOKER AGE 30
                                                 SPECIFIED FACE AMOUNT = $75,000
                                                            SUM INSURED OPTION 2
                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       1,470         116     1,040   76,040        184      1,108    76,108       252      1,176      76,176
   2       3,014       1,010     2,060   77,060      1,211      2,261    77,261     1,421      2,471      77,471
   3       4,634       2,570     3,059   78,059      2,971      3,461    78,461     3,407      3,896      78,896
   4       6,336       3,794     4,038   79,038      4,464      4,709    79,709     5,219      5,464      80,464
   5       8,123       4,994     4,994   79,994      6,003      6,003    81,003     7,186      7,186      82,186
   6       9,999       5,929     5,929   80,929      7,348      7,348    82,348     9,080      9,080      84,080
   7      11,969       6,841     6,841   81,841      8,743      8,743    83,743    11,161     11,161      86,161
   8      14,037       7,729     7,729   82,729     10,190     10,190    85,190    13,448     13,448      88,448
   9      16,209       8,592     8,592   83,592     11,688     11,688    86,688    15,958     15,958      90,958
   10     18,490       9,430     9,430   84,430     13,239     13,239    88,239    18,715     18,715      93,715
   11     20,884      10,242    10,242   85,242     14,845     14,845    89,845    21,742     21,742      96,742
   12     23,398      11,026    11,026   86,026     16,505     16,505    91,505    25,066     25,066     100,066
   13     26,038      11,784    11,784   86,784     18,222     18,222    93,222    28,716     28,716     103,716
   14     28,810      12,512    12,512   87,512     19,996     19,996    94,996    32,724     32,724     107,724
   15     31,720      13,214    13,214   88,214     21,830     21,830    96,830    37,127     37,127     112,127
   16     34,777      13,884    13,884   88,884     23,723     23,723    98,723    41,962     41,962     116,962
   17     37,985      14,524    14,524   89,524     25,678     25,678   100,678    47,272     47,272     122,272
   18     41,355      15,132    15,132   90,132     27,694     27,694   102,694    53,105     53,105     128,105
   19     44,892      15,707    15,707   90,707     29,772     29,772   104,772    59,511     59,511     134,511
   20     48,607      16,248    16,248   91,248     31,914     31,914   106,914    66,549     66,549     141,549
 Age 60   97,665      19,035    19,035   94,035     56,455     56,455   131,455   188,542    188,542     263,542
 Age 65  132,771      17,687    17,687   92,687     70,077     70,077   145,077   308,053    308,053     383,053
 Age 70  177,576      12,953    12,953   87,953     82,821     82,821   157,821   498,045    498,045     577,733
 Age 75  234,759       2,812     2,812   77,812     91,847     91,847   166,847   799,735    799,735     874,735

(1) Assumes a $1,400 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45
                                                SPECIFIED FACE AMOUNT = $250,000
                                                            SUM INSURED OPTION 3
                       CURRENT COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1      13,818       7,819    12,101   250,000     8,573     12,855   250,000     9,328     13,610     250,000
   2      28,327      18,514    23,981   250,000    20,783     26,249   250,000    23,142     28,608     250,000
   3      43,561      33,511    35,643   250,000    38,075     40,206   250,000    43,012     45,144     250,000
   4      59,557      46,024    47,090   250,000    53,687     54,753   250,000    62,312     63,378     250,000
   5      76,353      58,328    58,328   250,000    69,919     69,919   250,000    83,496     83,496     250,000
   6      93,989      69,361    69,361   250,000    85,735     85,735   250,000   105,644    105,644     283,126
   7     112,506      80,190    80,190   250,000   102,199    102,199   265,718   129,927    129,927     337,810
   8     131,950      90,823    90,823   250,000   119,264    119,264   300,544   156,548    156,548     394,500
   9     152,365     101,260    101,260  250,000   136,947    136,947   334,151   185,727    185,727     453,174
   10    173,801     111,447    111,447  264,129   155,263    155,263   367,972   217,698    217,698     515,944
   11    196,309     121,383    121,383  279,180   174,227    174,227   400,723   252,718    252,718     581,252
   12    219,943     131,047    131,047  292,234   193,825    193,825   432,230   291,020    291,020     648,976
   13    244,758     140,443    140,443  303,356   214,070    214,070   462,391   332,900    332,900     719,063
   14    270,814     149,574    149,574  314,106   234,979    234,979   493,456   378,681    378,681     795,230
   15    298,173     158,442    158,442  323,221   256,560    256,560   523,383   428,705    428,705     874,558
   16    326,899     167,034    167,034  332,397   278,806    278,806   554,824   483,309    483,309     961,786
   17    357,062     175,392    175,392  338,506   301,792    301,792   582,459   543,013    543,013   1,048,014
   18    388,733     183,504    183,504  344,988   325,512    325,512   611,962   608,230    608,230   1,143,473
   19    421,988     191,373    191,373  350,212   349,978    349,978   640,460   679,448    679,448   1,243,390
   20    456,905     199,001    199,001  354,222   375,208    375,208   667,870   757,203    757,203   1,347,822
 Age 60  298,173     158,442    158,442  323,221   256,560    256,560   523,383   428,705    428,705     874,558
 Age 65  456,905     199,001    199,001  354,222   375,208    375,208   667,870   757,203    757,203   1,347,822
 Age 70  659,493     233,170    233,170  368,408   512,264    512,264   809,378  1,263,379  1,263,379  1,996,139
 Age 75  918,052     261,171    261,171  370,863   668,454    668,454   949,205  2,035,561  2,035,561  2,890,497

(1) Assumes a $13,160 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45

                                                SPECIFIED FACE AMOUNT = $250,000

                                                            SUM INSURED OPTION 3

                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN             HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------       GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        ---------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER   CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE     VALUE (2)    BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ----------  ----------  ---------
   1      13,818       6,199    10,481   250,000     6,864     11,146   250,000      7,529      11,811     250,000
   2      28,327      15,289    20,755   250,000    17,279     22,745   250,000     19,349      24,815     250,000
   3      43,561      28,696    30,827   250,000    32,688     34,820   250,000     37,011      39,142     250,000
   4      59,557      39,630    40,695   250,000    46,325     47,391   250,000     53,867      54,933     250,000
   5      76,353      50,367    50,367   250,000    60,487     60,487   250,000     72,352      72,352     250,000
   6      93,989      59,846    59,846   250,000    74,136     74,136   250,000     91,581      91,581     250,000
   7     112,506      69,129    69,129   250,000    88,363     88,363   250,000    112,659     112,659     292,913
   8     131,950      78,216    78,216   250,000   103,169    103,169   259,985    135,664     135,664     341,873
   9     152,365      87,108    87,108   250,000   118,432    118,432   288,973    160,757     160,757     392,246
   10    173,801      95,804    95,804   250,000   134,145    134,145   317,924    188,095     188,095     445,786
   11    196,309     104,310    104,310  250,000   150,314    150,314   345,721    217,869     217,869     501,098
   12    219,943     112,590    112,590  251,075   166,942    166,942   372,281    250,279     250,279     558,122
   13    244,758     120,601    120,601  260,497   184,038    184,038   397,522    285,551     285,551     616,791
   14    270,814     128,339    128,339  269,512   201,596    201,596   423,351    323,907     323,907     680,204
   15    298,173     135,810    135,810  277,053   219,621    219,621   448,027    365,602     365,602     745,828
   16    326,899     142,995    142,995  284,560   238,081    238,081   473,781    410,847     410,847     817,585
   17    357,062     149,915    149,915  289,336   257,002    257,002   496,013    459,970     459,970     887,742
   18    388,733     156,546    156,546  294,306   276,338    276,338   519,516    513,195     513,195     964,807
   19    421,988     162,882    162,882  298,073   296,065    296,065   541,800    570,795     570,795   1,044,555
   20    456,905     168,923    168,923  300,683   316,170    316,170   562,783    633,082     633,082   1,126,886
 Age 60  298,173     135,810    135,810  277,053   219,621    219,621   448,027    365,602     365,602     745,828
 Age 65  456,905     168,923    168,923  300,683   316,170    316,170   562,783    633,082     633,082   1,126,886
 Age 70  659,493     194,665    194,665  307,570   421,521    421,521   666,003  1,026,306   1,026,306   1,621,563
 Age 75  918,052     213,176    213,176  302,710   532,761    532,761   756,520  1,591,643   1,591,643   2,260,133

(1) Assumes a $13,160 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge may be calculated upon issuance of the Certificate and upon each increase in the Face Amount. The maximum surrender charge calculated upon issuance of the Certificate is equal to $8.50 per thousand dollars of the initial Face Amount plus up to 50% (less any premium expense charge not associated with state and local premium taxes) of the Guideline Annual Premium, depending on the group to which the Policy is issued. The maximum surrender charge for an increase in the Face Amount is $8.50 per thousand dollars of increase, plus up to 50% (less any premium expense charge not associated with state and local premium taxes) of the Guideline Annual Premium for the increase. The calculation may be summarized in the following formula:

 Maximum Surrender Charge = (8.5 X Face Amount) + (up to 50% X Guideline Annual
                                    Premium)
                                       1000

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Certificate and upon each increase in the Face Amount are shown in the table. During the first two Certificate years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge remains level for up to the first 24 Certificate months, reduces uniformly for the balance of the surrender charge period, and is zero thereafter. The actual surrender charge imposed may be less than the maximum.

The Factors used in calculating the maximum surrender charges vary with the issue Age and Underwriting Class as indicated in the following table.

                 MAXIMUM SURRENDER CHARGE PER $1000 FACE AMOUNT

 Age at                                   Age at
issue or      Unisex        Unisex       issue or        Unisex        Unisex
increase     Nonsmoker      Smoker       Increase       Nonsmoker      Smoker
---------  -------------  -----------  -------------  -------------  -----------

    0                          14.89            41          24.90         28.00
    1                          14.84            42          25.40         28.70
    2                          15.00            43          25.95         29.45
    3                          15.17            44          26.55         30.25
    4                          15.35            45          27.15         31.10
    5                          15.53            46          27.85         32.00
    6                          15.73            47          28.55         32.95
    7                          15.94            48          29.30         34.00
    8                          16.16            49          30.10         35.10
    9                          16.39            50          31.00         36.30
   10                          16.64            51          31.95         37.55
   11                          16.91            52          32.95         38.90
   12                          17.18            53          34.05         40.35
   13                          17.47            54          35.25         41.95
   14                          17.70            55          36.50         43.60
   15                          18.08            56          37.85         45.35
   16                          18.38            57          39.35         47.25
   17                          18.67            58          40.95         49.30
   18            17.15         18.98            59          42.70         51.50
   19            17.40         19.29            60          44.60         53.85
   20            17.65         19.62            61          46.60         56.40
   21            17.92         19.95            62          48.85         56.34
   22            18.20         20.25            63          51.25         56.26
   23            18.49         20.50            64          53.85         56.18
   24            18.80         20.75            65          56.03         56.10
   25            19.13         21.00            66          55.90         56.01
   26            19.48         21.25            67          55.74         55.90
   27            19.85         21.55            68          55.58         55.76
   28            20.24         21.85            69          55.41         55.63
   29            20.60         22.20            70          55.27         55.49
   30            20.85         22.50            71          55.12         55.38
   31            21.10         22.85            72          54.96         55.29
   32            21.40         23.25            73          54.85         55.23
   33            21.70         23.65            74          54.75         55.19
   34            22.05         24.10            75          54.64         55.16
   35            22.35         24.55            76          54.52         55.10
   36            22.75         25.05            77          54.36         55.01
   37            23.10         25.55            78          54.18         54.86
   38            23.50         26.10            79          53.97         54.68
   39            23.95         26.70            80          53.75         54.49
   40            24.40         27.35

                                    EXAMPLES

For the purposes of these examples, assume that a unisex, Age 35 non-smoker purchases a $100,000 Certificate. In this example the Guideline Annual Premium ("GAP") equals $1,032.25. The maximum surrender charge is calculated as follows:

    (1) Deferred Administrative Charge                                   $850.00
        ($8.50/$1,000 of Face Amount)

    (2) Deferred Sales Charge                                            $516.13
        (50% X GAP)
                                                          ----------------------
                                                                       $1,366.13

            Maximum surrender charge per Table (22.35 X 100)           $2,235.00

During the first two Certificate years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (1) Deferred Administrative Charge                                   $850.00
         ($8.50/$1,000 of Face Amount)

    (2) Deferred Sales Charge                                             Varies
        (not to exceed 30% of premiums received, up to one GAP, plus 9% of premiums received in excess of one GAP)

                                                             -------------------

                                                              Sum of (1) and (2)

The maximum surrender charge is $1,366.13. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Certificate Owner surrenders the Certificate in the 10th Certificate month, having paid total premiums of $900. The actual surrender charge would be $1,120.

EXAMPLE 2:

Assume the Certificate Owner surrenders the Certificate in the 120th Certificate month. Also assume that after the 24th Certificate month, the maximum surrender charge decreases by 1/156 per month, thereby reaching zero at the end of the 15th Certificate year. In this example, the maximum surrender charge would be $525.43.

FINANCIAL STATEMENTS

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                     (UNAUDITED)           (UNAUDITED)
                                                    QUARTER ENDED       NINE MONTHS ENDED
                                                    SEPTEMBER 30,         SEPTEMBER 30,
 (IN MILLIONS)                                     1998      1997       1998        1997
 -----------------------------------------------  -------   -------   ---------   ---------
 REVENUES
     Premiums...................................  $570.1    $$585.6   $$1,729.1   $$1,726.7
     Universal life and investment product
       policy fees..............................    75.0      61.4       217.2       174.8
     Net investment income......................   149.8     162.1       454.9       488.2
     Net realized investment gains..............     9.3      19.1        54.8        60.8
     Other income...............................    34.4      29.5       102.7        86.4
                                                  -------   -------   ---------   ---------
         Total revenues.........................   838.6     857.7     2,558.7     2,536.9
                                                  -------   -------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   523.9     515.1     1,548.9     1,516.1
     Policy acquisition expenses................   111.6     117.3       344.0       353.9
     Loss from cession of disability income
       business.................................    --        --         --           53.9
     Other operating expenses...................   192.7     126.8       462.8       382.6
                                                  -------   -------   ---------   ---------
         Total benefits, losses and expenses....   828.2     759.2     2,355.7     2,306.5
                                                  -------   -------   ---------   ---------
     Income before federal income taxes.........    10.4      98.5       203.0       230.4
                                                  -------   -------   ---------   ---------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current                                        13.7      34.7        59.1        67.7
     Deferred...................................   (22.0)     (7.7)      (21.8)      (11.2)
                                                  -------   -------   ---------   ---------
         Total federal income tax (benefit)
           expense..............................    (8.3)     27.0        37.3        56.5
                                                  -------   -------   ---------   ---------
 Income before minority interest................    18.7      71.5       165.7       173.9
 Minority interest..............................   (16.5)    (14.4)      (43.1)      (55.6)
                                                  -------   -------   ---------   ---------
 Net income.....................................     2.2      57.1       122.6       118.3

 OTHER COMPREHENSIVE (LOSS) INCOME
 Net (depreciation) appreciation on available
  for sale securities...........................  (125.0)     96.9       (85.8)      123.2
 Benefit (provision) for deferred federal income
  taxes.........................................    43.7     (33.9)       30.0       (43.1)
 Minority interest..............................    25.8     (19.6)       14.2       (26.4)
                                                  -------   -------   ---------   ---------
         Other comprehensive (loss) income......   (55.5)     43.4       (41.6)       53.7
                                                  -------   -------   ---------   ---------
 Comprehensive (loss) income....................  $(53.3)   $100.5    $   81.0    $  172.0
                                                  -------   -------   ---------   ---------
                                                  -------   -------   ---------   ---------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
        ( A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                       (UNAUDITED)
                                                    NINE MONTHS ENDED
                                                      SEPTEMBER 30,
 (IN MILLIONS)                                      1998        1997
 -----------------------------------------------  ---------   ---------
 COMMON STOCK
     Balance at beginning and end of period.....  $    5.0    $    5.0
                                                  ---------   ---------
 ADDITIONAL PAID IN CAPITAL
     Balance at beginning of period.............     453.7       392.5
     Lost minority interest on capital
       transactions.............................      (9.6)      --
     Balance at end of period...................     444.1       392.5
                                                  ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,567.4     1,367.4
     Net income.................................     122.6       118.3
     Dividends to shareholders..................     (50.0)      --
                                                  ---------   ---------
     Balance at end of period...................   1,640.0     1,485.7
                                                  ---------   ---------
 ACCUMULATED OTHER COMPREHENSIVE INCOME
   NET UNREALIZED APPRECIATION ON INVESTMENTS
     Balance at beginning of period.............     209.3       131.4
     Net (depreciation) appreciation on
       available for sale securities............     (85.8)      123.2
     Benefit (provision) for deferred federal
       income taxes.............................      30.0       (43.1)
     Minority interest..........................      14.2       (26.4)
                                                  ---------   ---------
         Other comprehensive (loss) income......     (41.6)       53.7
                                                  ---------   ---------
     Balance at end of period...................     167.7       185.1
                                                  ---------   ---------
         Total shareholder's equity.............  $2,256.8    $2,068.3
                                                  ---------   ---------
                                                  ---------   ---------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

                                                          (UNAUDITED)
                                                  SEPTEMBER 30,   DECEMBER 31,
 (IN MILLIONS)                                        1998            1997
 -----------------------------------------------  -------------   ------------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized
      cost of $7,535.8 and $6,992.8)............    $   7,771.5     $   7,253.5
     Equity securities at fair value (cost of
      $290.5 and $341.1)........................          371.9           479.0
     Mortgage loans.............................          561.5           567.5
     Real estate................................           25.1            50.3
     Policy loans...............................          153.4           141.9
     Other long term investments................          139.2           148.3
                                                  -------------   ------------
         Total investments......................        9,022.6         8,640.5
                                                  -------------   ------------
   Cash and cash equivalents....................          344.5           213.9
   Accrued investment income....................          138.2           141.8
   Deferred policy acquisition costs............        1,108.3           965.5
   Reinsurance receivables:
     Future policy benefits.....................          331.5           307.1
     Outstanding claims, losses and loss
      adjustment expenses.......................          611.2           626.7
     Unearned premiums..........................           45.8            32.9
     Other......................................          166.7            73.5
                                                  -------------   ------------
         Total reinsurance receivables..........        1,155.2         1,040.2
                                                  -------------   ------------
   Deferred federal income taxes................           40.2       --
   Premiums, accounts and notes receivable......          551.8           554.4
   Other assets.................................          442.9           373.0
   Closed block assets..........................          803.8           806.7
   Separate account assets......................       11,424.9         9,755.4
                                                  -------------   ------------
         Total assets...........................    $  25,032.4     $  22,491.4
                                                  -------------   ------------
                                                  -------------   ------------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits.....................    $   2,748.5     $   2,598.5
     Outstanding claims, losses and loss
      adjustment expenses.......................        2,855.8         2,825.0
     Unearned premiums..........................          883.4           846.8
     Contractholder deposit funds and other
      policy liabilities........................        2,567.1         1,852.7
                                                  -------------   ------------
         Total policy liabilities and
         accruals...............................        9,054.8         8,123.0
                                                  -------------   ------------
   Expenses and taxes payable...................          598.7           662.6
   Dividends payable to shareholders............           15.0       --
   Reinsurance premiums payable.................           77.5            37.7
   Short term debt..............................           58.5            33.0
   Deferred federal income taxes................      --                   12.9
   Long term debt...............................      --                    2.6
   Closed block liabilities.....................          878.4           885.6
   Separate account liabilities.................       11,420.4         9,749.7
                                                  -------------   ------------
         Total liabilities......................       22,103.3        19,507.1
                                                  -------------   ------------
   Minority interest............................          672.3           748.9
   Commitments and contingencies (See Note 9)

 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,000 shares issued &
     outstanding................................            5.0             5.0
   Additional paid in capital...................          444.1           453.7
   Accumulated other comprehensive income.......          167.7           209.3
   Retained earnings............................        1,640.0         1,567.4
                                                  -------------   ------------
         Total shareholder's equity.............        2,256.8         2,235.4
                                                  -------------   ------------
         Total liabilities and shareholder's
         equity.................................    $  25,032.4     $  22,491.4
                                                  -------------   ------------
                                                  -------------   ------------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                           (UNAUDITED)
                                                        NINE MONTHS ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
 (IN MILLIONS)                                        1998            1997
 -----------------------------------------------  -------------   -------------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income.................................    $     122.6     $     118.3
     Adjustments to reconcile net income to net
       cash provided by (used in) operating
       activities:
         Minority interest......................           43.1            55.6
         Net realized gains.....................          (54.4)          (61.9)
         Net amortization and depreciation......           13.3            20.3
         Deferred federal income taxes..........          (21.8)          (11.2)
         Change in deferred acquisition costs...         (143.2)         (108.8)
         Change in premiums and notes
           receivable, net of reinsurance.......           42.9            (0.9)
         Change in accrued investment income....            2.9             7.2
         Change in policy liabilities and
           accruals, net........................          211.4           (86.1)
         Change in reinsurance receivable.......         (115.0)           46.8
         Change in expenses and taxes payable...          (46.0)         (160.6)
         Separate account activity, net.........            1.2             0.2
         Loss from cession of disability income
           business.............................      --                   53.9
         Other, net.............................          (59.0)          258.1
                                                  -------------   -------------
             Net cash (used in) provided by
               operating activities.............           (2.0)          130.9
                                                  -------------   -------------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities of
       available-for-sale fixed maturities......        1,514.7         1,769.5
     Proceeds from disposals of equity
       securities...............................          228.3           126.6
     Proceeds from disposals of other
       investments..............................           78.9            96.0
     Proceeds from mortgages matured or
       collected................................          147.5           157.4
     Purchase of available-for-sale fixed
       maturities...............................       (2,086.6)       (1,835.3)
     Purchase of equity securities..............         (111.3)          (45.8)
     Purchase of other investments..............         (221.3)          (94.3)
     Capital expenditures.......................           (4.3)           (5.4)
     Other investing activities.................           (7.9)            1.2
                                                  -------------   -------------
             Net cash (used in) provided by
               investing activities.............         (462.0)          169.9
                                                  -------------   -------------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Deposits and interest credited to
       contractholder deposit funds.............        1,167.1           173.8
     Withdrawals from contractholder deposit
       funds....................................         (456.5)         (501.2)
     Change in short term debt..................           25.5             9.8
     Change in long term debt...................           (2.6)           (0.1)
     Dividends paid to shareholders.............          (35.0)           (2.4)
     Additional paid in capital.................      --                    0.1
     Purchase of Minority interest..............         (125.0)      --
                                                  -------------   -------------
             Net cash provided by (used in)
               financing activities.............          573.5          (320.0)
                                                  -------------   -------------
 Net change in cash and cash equivalents........          109.5           (19.2)
 Net change in cash held in the Closed Block....           21.1             2.8
 Cash and cash equivalents, beginning of
  period........................................          213.9           175.9
                                                  -------------   -------------
 Cash and cash equivalents, end of period.......    $     344.5     $     159.5
                                                  -------------   -------------
                                                  -------------   -------------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or "the Company") is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The accompanying unaudited consolidated financial statements of FAFLIC have been prepared in accordance with generally accepted accounting principles for stock life insurance companies for interim financial information.

The interim consolidated financial statements of FAFLIC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC"), its wholly owned life insurance subsidiary, Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property & Casualty Companies, Inc. ("Allmerica P&C", a 70%-owned non-insurance holding company). The Closed Block assets and liabilities at September 30, 1998 and December 31, 1997 are presented in the consolidated financial statements as single line items. Results of operations for the Closed Block for the third quarter and nine month period ended September 30, 1998 and 1997 are included in other income in the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated.

Minority interest relates to the Company's investment in Allmerica P&C (APY) and its only significant subsidiary, the Hanover Insurance Company ("Hanover"). Hanover's 83.2%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The accompanying interim consolidated financial statements reflect, in the opinion of the Company's management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and results of operations. Certain reclassifications have been made to the 1997 consolidated statements of income in order to conform to the 1998 presentation. The results of operations for the third quarter and nine months ended September 30, 1998 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the Company's 1997 Annual Audited Financial Statements.

2.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" (Statement No. 133), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal years beginning after June 15, 1999. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP. 98-1"). SoP No. 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter, the Company adopted SoP No. 98-1 effective January 1, 1998. The adoption of SoP No. 98-1 did not have material effect on the results of operations or financial position for the three months ended March 31,

1998. Through the nine months ended September 30, 1998, the adoption of this SoP resulted in an increase to pre-tax income of approximately $7.5 million.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (Statement No. 130). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company has adopted Statement No. 130 for the first quarter of 1998, resulting primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (Statement No. 131). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 131 for the first quarter of 1998, resulting in certain segment re-definitions which have no impact on the consolidated results of operations. (See Note 7.)

3.  PARENT COMPANY TRANSACTIONS

The merger of APY and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that it did not already own, through its ownership of FAFLIC, in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction, AFC owned 59.5% through FAFLIC and 40.5% directly.

The merger has been accounted for as a purchase by AFC. Total consideration of approximately $798.1 million has been allocated to minority interest in the assets and liabilities based on estimates of their fair values. The minority acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40 year period. The pushdown of goodwill to APY resulted in an increase to the consolidated equity of FAFLIC of $61.3 million as additional paid in capital.

In December 1997, APY redeemed 5,735.3 shares of its issued and outstanding common stock owned by AFC for $195 million in cash and securities. The effect of this transaction was to increase FAFLIC's ownership of APY by 6.3%.

In April 1998, APY redeemed 3,289.47 shares of its issued and outstanding common stock owned by AFC for $125 million in cash and securities. The effect of this transaction was to increase FAFLIC's ownership of APY by 4.28%.

4.  SIGNIFICANT TRANSACTIONS

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. This agreement did not have a material effect on the Company's results of operations or financial position.

On January 1, 1998, substantially all of the Hanover and Citizens defined benefit, defined contribution 401(K) and postretirement plans were merged with the existing benefit plans of FAFLIC. The transfer of benefit plans did not have a material impact on the results of operations or financial position of the Company.

Effective July 1, 1998 the Company entered into a reinsurance agreement with a highly rated reinsurer that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's accident and health assumed reinsurance pool business. These pools consist primarily of the Corporate Risk Management segment's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business, which the Company expects to run-off over the next three years. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998.

On October 27, 1998, AFC announced that it, or one of its subsidiaries, shortly will commence a cash tender offer to acquire the outstanding shares of Citizens Corporation common stock that AFC or its subsidiaries do not already own at a price of $29.00 per share. On November 2, 1998, AFC commenced the tender offer which, unless extended, will expire on December 2, 1998. Based on the number of shares of Citizens Corporation common stock held by unaffiliated stockholders, the transaction is valued at $171.0 million. Citizens Corporation has established a special committee of the Board of Directors, consisting of directors unaffiliated with AFC, to study the offer and make a recommendation to Citizens Corporation stockholders.

5.  FEDERAL INCOME TAXES

Federal income tax expense for the periods ended September 30, 1998 and 1997, has been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

6.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income is a net pre-tax contribution from the Closed Block of $0.1 million and $6.1 million for the third quarter and nine months ended September 30,

1998, respectively, compared to $2.3 million and $8.3 million for the third quarter and nine months ended September 30, 1997, respectively. Summarized financial information of the Closed Block is as follows:

                                                (UNAUDITED)
                                               SEPTEMBER 30,   DECEMBER 31,
(IN MILLIONS)                                      1998            1997
---------------------------------------------  -------------   ------------
ASSETS
    Fixed maturities-at fair value (amortized
      cost of $396.7 and $400.1).............      $417.4         $412.9
    Mortgage loans...........................       137.1          112.0
    Policy loans.............................       212.5          218.8
    Cash and cash equivalents................         4.0           25.1
    Accrued investment income................        14.8           14.1
    Deferred policy acquisition costs........        15.9           18.2
    Other assets.............................         2.1            5.6
                                                   ------         ------
        Total assets.........................      $803.8         $806.7
                                                   ------         ------
                                                   ------         ------
LIABILITIES
    Policy liabilities and accruals..........      $865.6         $875.1
    Other liabilities........................        12.8           10.4
                                                   ------         ------
        Total liabilities....................      $878.4         $885.5
                                                   ------         ------
                                                   ------         ------

                                                  (UNAUDITED)       (UNAUDITED)
                                                    QUARTER         NINE MONTHS
                                                     ENDED             ENDED
                                                 SEPTEMBER 30,     SEPTEMBER 30,
                                                ---------------   ---------------
(IN MILLIONS)                                    1998     1997     1998     1997
---------------------------------------------   ------    -----   ------    -----
REVENUES
    Premiums.................................   $  9.1    $ 9.3   $ 46.3    $48.3
    Net investment income....................     13.5     13.1     39.9     39.8
    Net realized investment gains............     (2.0)     0.1     (0.4)     1.1
                                                ------    -----   ------    -----
        Total revenues.......................     20.6     22.5     85.8     89.2
                                                ------    -----   ------    -----
BENEFITS AND EXPENSES
    Policy benefits..........................     19.5     19.3     76.9     78.4
    Policy acquisition expenses..............      0.9      0.7      2.2      2.1
    Other operating expenses.................      0.1      0.2      0.6      0.4
                                                ------    -----   ------    -----
        Total benefits and expenses..........     20.5     20.2     79.7     80.9
                                                ------    -----   ------    -----
            Contribution from the Closed
              Block..........................   $  0.1    $ 2.3   $  6.1    $ 8.3
                                                ------    -----   ------    -----
                                                ------    -----   ------    -----

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

7.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Accumulation. Within these broad areas, the Company conducts business principally in four operating segments.

Effective January 1, 1998, the Company adopted Statement No. 131. Upon adoption, the separate financial information of each segment was re-defined consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the significant changes in reportable segments is included below.

The Risk Management group includes two segments: Property and Casualty and Corporate Risk Management Services. The Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

The Retirement and Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products distributed via retail channels as well as group retirement products, such as defined benefit and 401(K) plans and tax-sheltered annuities distributed to institutions. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in three types of Guaranteed Investment Contracts (GICs); the traditional GIC, the synthetic GIC and the "floating rate" GIC. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates, and to other institutions, such as insurance companies and pension plans.

In addition to the four operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, Corporate Technology, Corporate Finance, Human Resources and the legal department.

Significant changes to the Company's segmentation include a reclassification of corporate overhead expenses from each operating segment into the Corporate segment. Additionally, certain products (group retirement products, such as 401(K) plans and tax-sheltered annuities, group variable universal life) and certain other non-insurance operations (telemarketing and trust services) previously reported in the Allmerica Financial Institutional Services segment were combined with the Allmerica Financial Services segment. Also, the Company reclassified the GIC product line previously reported in the Allmerica Financial Institutional Services segment into the Allmerica Asset Management segment.

Management evaluates the results of the aforementioned segments based on pre-tax segment income. Pre-tax segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of pre-tax segment income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, pre-tax segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments for the periods indicated.

                                                  (UNAUDITED)           (UNAUDITED)
                                                    QUARTER             NINE MONTHS
                                                     ENDED                 ENDED
                                                 SEPTEMBER 30,         SEPTEMBER 30,
                                               -----------------   ---------------------
(IN MILLIONS)                                   1998      1997       1998        1997
---------------------------------------------  -------   -------   ---------   ---------
Segment revenues
    Risk Management
      Property and Casualty..................  $ 545.0   $ 556.6   $ 1,654.4   $ 1,645.6
      Corporate Risk Management Services.....    102.0     103.2       309.8       301.9
                                               -------   -------   ---------   ---------
        Subtotal.............................    647.0     659.8     1,964.2     1,947.5
                                               -------   -------   ---------   ---------
    Retirement and Asset Accumulation
      Allmerica Financial Services...........    173.4     177.1       537.0       543.3
      Allmerica Asset Management.............     32.8      22.3        86.6        69.8
                                               -------   -------   ---------   ---------
        Subtotal.............................    206.2     199.4       623.6       613.1
    Corporate................................     (4.2)      2.2         2.0         4.1
    Intersegment revenues....................     (1.7)     (2.8)       (5.8)       (8.8)
                                               -------   -------   ---------   ---------
      Total segment revenues including Closed
        Block................................    847.3     858.6     2,584.0     2,555.9
        Adjustment for Closed Block..........    (22.5)    (20.1)      (80.1)      (79.8)
        Net realized gains (losses)..........     13.8      19.2        54.8        60.8
                                               -------   -------   ---------   ---------
      Total revenues.........................  $ 838.6   $ 857.7   $ 2,558.7   $ 2,536.9
                                               -------   -------   ---------   ---------
                                               -------   -------   ---------   ---------
Segment income (loss) before income taxes and
 minority interest:
    Risk Management
      Property and Casualty..................  $  23.5   $  35.9   $    98.0   $   119.0
      Corporate Risk Management Services.....      0.3       9.0         6.9        18.9
                                               -------   -------   ---------   ---------
        Subtotal.............................     23.8      44.9       104.9       137.9
                                               -------   -------   ---------   ---------
    Retirement and Asset Accumulation........
      Allmerica Financial Services...........     38.6      37.8       123.9        99.6
      Allmerica Asset Management.............      6.9       5.2        17.0        13.8
                                               -------   -------   ---------   ---------
        Subtotal.............................     45.5      43.0       140.9       113.4
    Corporate................................     (5.6)    (11.4)      (29.3)      (28.7)
                                               -------   -------   ---------   ---------
      Segment income before income taxes and
        minority interest....................     63.7      76.5       216.5       222.6
Adjustments to segment income:
    Net realized investment gains, net of
      amortization...........................      3.2      19.7        43.8        61.9
    Loss on cession of disability income
      business...............................    --        --         --           (53.9)
    Other items..............................    (56.5)      2.3       (57.3)       (0.2)
                                               -------   -------   ---------   ---------
Income before taxes and minority interest....  $  10.4   $  98.5   $   203.0   $   230.4
                                               -------   -------   ---------   ---------
                                               -------   -------   ---------   ---------

                                                  IDENTIFIABLE ASSETS
                                               --------------------------    DEFERRED ACQUISITION COSTS
                                               (UNAUDITED)                  ----------------------------
                                                SEPTEMBER      DECEMBER      (UNAUDITED)
                                                   30,            31,       SEPTEMBER 30,   DECEMBER 31,
(IN MILLIONS)                                      1998          1997           1998            1997
---------------------------------------------  ------------   -----------   -------------   ------------
Risk Management
    Property and Casualty....................    $ 5,591.5     $ 5,650.4      $   167.7        $167.2
    Corporate Risk Management Services.......        651.7         619.8            2.7           2.9
                                               ------------   -----------   -------------      ------
        Subtotal.............................      6,243.2       6,270.2          170.4         170.1
                                               ------------   -----------   -------------      ------
Retirement and Asset Accumulation
    Allmerica Financial Services.............     16,990.7      15,159.2          937.2         794.5
    Allmerica Asset Management...............      1,764.4       1,035.1            0.7           0.9
                                               ------------   -----------   -------------      ------
        Subtotal.............................     18,755.1      16,194.3          937.9         795.4
                                               ------------   -----------   -------------      ------
Corporate....................................         34.1          26.9        --             --
                                               ------------   -----------   -------------      ------
    Total....................................    $25,032.4     $22,491.4      $ 1,108.3        $965.5
                                               ------------   -----------   -------------      ------
                                               ------------   -----------   -------------      ------

8.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In July 1997, a lawsuit on behalf of a punitive class was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. The Company and the plaintiffs have entered into a settlement agreement. The Court granted preliminary approval of the settlement on December 4, 1998, and has scheduled the hearing to consider final approval for March 1999. Although the Company believes it has meritorious defenses to plaintiffs' claims, it concluded that this settlement was best for the Company. Accordingly, the Company recognized a $31.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes it has established an appropriate reserve, this reserve may be revised based on changes in the Company's estimate of the ultimate cost of the settlement.

YEAR 2000

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP

Boston, Massachusetts

February 3, 1998

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1997        1996        1995
 -----------------------------------------------  ---------   ---------   ---------
 REVENUES
     Premiums...................................  $2,311.0    $2,236.3    $2,222.8
     Universal life and investment product
      policy fees...............................     237.3       197.2       172.4
     Net investment income......................     641.8       670.8       710.5
     Net realized investment gains..............      76.5        66.8        19.1
     Realized gain from sale of mutual fund
      processing business.......................      --          --          20.7
     Other income...............................     117.6       108.4       109.3
                                                  ---------   ---------   ---------
         Total revenues.........................   3,384.2     3,279.5     3,254.8
                                                  ---------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
      adjustment expenses.......................   2,004.6     1,957.0     2,010.3
     Policy acquisition expenses................     425.1       470.1       470.9
     Loss from cession of disability income
      business..................................      53.9        --          --
     Other operating expenses...................     523.7       503.2       468.7
                                                  ---------   ---------   ---------
         Total benefits, losses and expenses....   3,007.3     2,930.3     2,949.9
                                                  ---------   ---------   ---------
     Income before federal income taxes.........     376.9       349.2       304.9
                                                  ---------   ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      83.3        96.8       119.7
     Deferred...................................      14.2       (15.7)      (37.0)
                                                  ---------   ---------   ---------
         Total federal income tax expense.......      97.5        81.1        82.7
                                                  ---------   ---------   ---------
 Income before minority interest................     279.4       268.1       222.2
 Minority interest..............................     (79.4)      (74.6)      (73.1)
                                                  ---------   ---------   ---------
 Income before extraordinary item...............     200.0       193.5       149.1
 Extraordinary item -- demutualization
  expenses......................................      --          --         (12.1)
                                                  ---------   ---------   ---------
 Net income.....................................  $  200.0    $  193.5    $  137.0
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31
 (IN MILLIONS)                                                1997         1996
 --------------------------------------------------------  ----------   ----------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
      $6,992.8 and $7,279.1).............................  $ 7,253.5    $ 7,461.5
     Equity securities at fair value (cost of $341.1 and
      $327.9)............................................      479.0        473.1
     Mortgage loans......................................      567.5        650.1
     Real estate.........................................       50.3        120.7
     Policy loans........................................      141.9        132.4
     Other long term investments.........................      148.3        128.8
                                                           ----------   ----------
         Total investments...............................    8,640.5      8,966.6
                                                           ----------   ----------
   Cash and cash equivalents.............................      213.9        175.9
   Accrued investment income.............................      141.8        148.6
   Deferred policy acquisition costs.....................      965.5        822.7
                                                           ----------   ----------
   Reinsurance receivables:
     Future policy benefits..............................      307.1        102.8
     Outstanding claims, losses and loss adjustment
      expenses...........................................      626.7        663.8
     Unearned premiums...................................       32.9         46.2
     Other...............................................       73.5         62.8
                                                           ----------   ----------
         Total reinsurance receivables...................    1,040.2        875.6
                                                           ----------   ----------
   Deferred federal income taxes.........................       --           66.9
   Premiums, accounts and notes receivable...............      554.4        533.0
   Other assets..........................................      373.0        304.4
   Closed block assets...................................      806.7        810.8
   Separate account assets...............................    9,755.4      6,233.0
                                                           ----------   ----------
         Total assets....................................  $22,491.4    $18,937.5
                                                           ----------   ----------
                                                           ----------   ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,598.5    $ 2,613.7
     Outstanding claims, losses and loss adjustment
      expenses...........................................    2,825.0      2,944.1
     Unearned premiums...................................      846.8        822.5
     Contractholder deposit funds and other policy
      liabilities........................................    1,852.7      2,060.4
                                                           ----------   ----------
         Total policy liabilities and accruals...........    8,123.0      8,440.7
                                                           ----------   ----------
   Expenses and taxes payable............................      662.6        617.5
   Reinsurance premiums payable..........................       37.7         31.4
   Short term debt.......................................       33.0         38.4
   Deferred federal income taxes.........................       12.9         --
   Long term debt........................................        2.6          2.7
   Closed block liabilities..............................      885.6        899.4
   Separate account liabilities..........................    9,749.7      6,227.2
                                                           ----------   ----------
         Total liabilities...............................   19,507.1     16,257.3
                                                           ----------   ----------
   Minority interest.....................................      748.9        784.0
   Commitments and contingencies (Notes 13 and 18)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,000 shares issued and outstanding...        5.0          5.0
   Additional paid in capital............................      453.7        392.4
   Unrealized appreciation on investments, net...........      209.3        131.4
   Retained earnings.....................................    1,567.4      1,367.4
                                                           ----------   ----------
         Total shareholder's equity......................    2,235.4      1,896.2
                                                           ----------   ----------
         Total liabilities and shareholder's equity......  $22,491.4    $18,937.5
                                                           ----------   ----------
                                                           ----------   ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1997        1996        1995
 -----------------------------------------------  ---------   ---------   ---------
 COMMON STOCK
     Balance at beginning of period.............  $    5.0    $    5.0    $   --
     Demutualization transaction................      --          --           5.0
                                                  ---------   ---------   ---------
     Balance at end of period...................       5.0         5.0         5.0
                                                  ---------   ---------   ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of period.............     392.4       392.4        --
     Contributed from parent....................      61.3        --         392.4
                                                  ---------   ---------   ---------
     Balance at end of period...................     453.7       392.4       392.4
                                                  ---------   ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,367.4     1,173.9     1,071.4
     Net income prior to demutualization........      --          --          93.2
                                                  ---------   ---------   ---------
                                                   1,367.4     1,173.9     1,164.6
     Demutualization transaction................      --          --         (34.5)
     Net income subsequent to demutualization...     200.0       193.5        43.8
                                                  ---------   ---------   ---------
     Balance at end of period...................   1,567.4     1,367.4     1,173.9
                                                  ---------   ---------   ---------
 NET UNREALIZED APPRECIATION ON INVESTMENTS
     Balance at beginning of period.............     131.4       153.0       (79.0)
     Effect of transfer of securities from
      held-to-maturity to available-for-sale:
         Net appreciation on available-for-sale
         debt securities........................      --          --          22.4
     Provision for deferred federal income taxes
      and minority interest.....................      --          --          (9.6)
                                                  ---------   ---------   ---------
                                                      --          --          12.8
                                                  ---------   ---------   ---------
     Net appreciation (depreciation) on
      available for sale securities.............     170.9       (35.1)      466.0
     (Benefit) provision for deferred federal
      income taxes..............................     (59.8)       11.8      (163.1)
     Minority interest..........................     (33.2)        1.7       (83.7)
                                                  ---------   ---------   ---------
                                                     209.3       (21.6)      219.2
                                                  ---------   ---------   ---------
     Balance at end of period...................     209.3       131.4       153.0
                                                  ---------   ---------   ---------
         Total shareholder's equity.............  $2,235.4    $1,896.2    $1,724.3
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                    1997         1996         1995
 --------------------------------------------  ----------   ----------   ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   200.0    $   193.5    $   137.0
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................       79.4         74.6         73.1
         Net realized gains..................      (77.8)       (66.8)       (39.8)
         Net amortization and depreciation...       31.6         44.7         57.7
         Deferred federal income taxes.......       14.2        (15.7)       (37.0)
         Change in deferred acquisition
         costs...............................     (189.7)       (73.9)       (38.4)
         Change in premiums and notes
         receivable, net of reinsurance......      (15.1)       (16.8)       (42.0)
         Change in accrued investment
         income..............................        7.1         16.7          7.0
         Change in policy liabilities and
         accruals, net.......................     (134.9)      (184.3)       116.2
         Change in reinsurance receivable....       27.2        123.8        (75.6)
         Change in expenses and taxes
         payable.............................       49.4         26.0          7.5
         Separate account activity, net......      --             5.2         (0.1)
         Loss from cession of disability
         income business.....................       53.9         --           --
         Payment related to cession of
         disability income business..........     (207.0)        --           --
         Other, net..........................       20.4         38.5        (33.8)
                                               ----------   ----------   ----------
             Net cash (used in) provided by
                operating activities.........     (141.3)       165.5        131.8
                                               ----------   ----------   ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
      of available-for-sale fixed
      maturities.............................    2,947.9      3,985.8      2,738.4
     Proceeds from disposals of
      held-to-maturity fixed maturities......       --           --          271.3
     Proceeds from disposals of equity
      securities.............................      162.7        228.7        120.0
     Proceeds from disposals of other
      investments............................      116.3         99.3         40.5
     Proceeds from mortgages matured or
      collected..............................      204.7        176.9        230.3
     Purchase of available-for-sale fixed
      maturities.............................   (2,596.0)    (3,771.1)    (3,273.3)
     Purchase of equity securities...........      (67.0)       (90.9)      (254.0)
     Purchase of other investments...........     (175.0)      (168.0)       (24.8)
     Proceeds from sale of mutual fund
      processing business....................       --           --           32.9
     Capital expenditures....................      (15.3)       (12.8)       (14.1)
     Other investing activities, net.........        1.3          4.3          4.7
                                               ----------   ----------   ----------
         Net cash provided by (used in)
         investing activities................      579.6        452.2       (128.1)
                                               ----------   ----------   ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Deposits and interest credited to
      contractholder deposit funds...........      457.6        268.7        445.8
     Withdrawals from contractholder deposit
      funds..................................     (647.1)      (905.0)    (1,069.9)
     Change in short term debt...............       (5.4)        10.4         (4.8)
     Change in long term debt................       (0.1)        (0.1)         0.2
     Dividends paid to minority
      shareholders...........................       (9.4)        (3.9)        (4.1)
     Additional paid in capital..............        0.1         --          392.4
     Payments to policyholders' membership
      interests..............................       --           --          (27.9)
     Subsidiary treasury stock purchased, at
      cost...................................     (195.0)       (42.0)       (20.9)
                                               ----------   ----------   ----------
             Net cash used in financing
                activities...................     (399.3)      (671.9)      (289.2)
                                               ----------   ----------   ----------
 Net change in cash and cash equivalents.....       39.0        (54.2)      (285.5)
 Net change in cash held in the Closed
  Block......................................       (1.0)        (6.5)       (17.6)
 Cash and cash equivalents, beginning of
  period.....................................      175.9        236.6        539.7
                                               ----------   ----------   ----------
 Cash and cash equivalents, end of period....  $   213.9    $   175.9    $   236.6
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.6    $    18.6    $     4.1
     Income taxes paid.......................  $    66.3    $    72.0    $    90.6

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC", or the "Company") was organized as a mutual life insurance company until October 16, 1995. FAFLIC converted to a stock life insurance company pursuant to a plan of reorganization effective October 16, 1995 and became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The consolidated financial statements have been prepared as if FAFLIC were organized as a stock life insurance company for all periods presented. Thus, generally accepted accounting principles for stock life insurance companies have been applied retroactively for all periods presented.

The consolidated financial statements of FAFLIC include the accounts of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its wholly owned life insurance subsidiary, non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property and Casualty Companies, Inc. (a 65.78%-owned non-insurance holding company). The Closed Block assets and liabilities at December 31, 1997 and 1996, and its results of operations subsequent to demutualization are presented in the consolidated financial statements as single line items. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1997 and 1996, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

Minority interest relates to the Company's investment in Allmerica P&C (APY) and its only significant subsidiary, The Hanover Insurance Company ("Hanover"). Hanover's 82.5%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

APY and a wholly-owned subsidiary of AFC merged on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that it did not already own in exchange for cash and stock. The merger has been accounted for as a purchase. A total of $90.6 million, representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period. Additional information pertaining to the merger agreement is included in Note 2, significant transactions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

As of October 16, 1995, the Company established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts after the demutualization. Unless the Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. On October 16, 1995, FAFLIC, allocated to the Closed Block, assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales in effect in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets at October 16, 1995 measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at October 16, 1995, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined as of October 16, 1995.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

In November 1995, the Financial Accounting Standards Board ("FASB") issued a Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, which permitted companies to reclassify securities, where appropriate, based on the new guidance. As a result, the Company transferred securities with amortized cost and fair value of $696.4 million and $725.6 million, respectively, from the held-to-maturity category to the available-for-sale category, which resulted in a net increase in shareholder's equity of $12.8 million.

Marketable equity securities and debt securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result of this decision real estate held by the Company and real estate joint ventures were written down to the estimated fair value less cost to sell. Depreciation is not recorded on these assets while they are held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made on property and casualty and health insurance for reported losses and estimates of losses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty, group life, and accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances. All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty and group life, accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  POLICYHOLDER DIVIDENDS

Prior to demutualization, certain life, health and annuity insurance policies contained dividend payment provisions that enabled the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends was determined annually by the Board of Directors. The aggregate amount of policyholders' dividends was related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained. Upon demutualization, certain participating individual life insurance policies and individual annuity and supplemental contracts were transferred to the Closed Block. The Closed Block was funded to protect the dividend expectations of such policies and contracts. Accordingly, these policies no longer participate in the earnings and surplus of the Open Block. Subsequent to demutualization, the Company ceased issuance of participating policies.

Prior to demutualization, the participating life insurance in force was 16.2% of the face value of total life insurance in force at December 31, 1994. The premiums on participating life, health and annuity policies were 11.3% and 6.4% of total life, health and annuity statutory premiums prior to demutualization in 1995 and 1994, respectively. Total policyholders' dividends were $23.3 million and $32.8 million prior to demutualization in 1995 and 1994, respectively.

L.  FEDERAL INCOME TAXES

AFC, its life insurance subsidiaries, FAFLIC, AFLIAC, and its non-life insurance domestic subsidiaries file a life-nonlife consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life insurance company taxable operating losses that can be applied to offset life insurance company taxable income. APY and its subsidiaries will be included in the AFC consolidated return as part of the non-life insurance company subgroup for the period July 17, 1997 through December 31, 1997. For the period January 1, 1997 through July 16, 1997, APY and its subsidiaries will file a separate consolidated United States Federal income tax return.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate Federal Income Tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes (SFAS No.
109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1997, the FASB issued Statement No. 131, Disclosures About Segments of an Enterprise and Related Information. This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, Financial Reporting for Segments of a Business Enterprise. Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates no impact from the adoption of Statement No. 131.

In June 1997, the FASB also issued Statement No. 130, Reporting Comprehensive Income, which established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The

Company anticipates that the adoption of Statement No. 130 will result primarily in reporting the changes in unrealized gains and losses on investments in debt and equity securities in comprehensive income.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

On February 3, 1997, AFC Capital Trust (the "Trust"), a subsidiary business trust of AFC, issued $300 million Series A Capital Securities, which pay cumulative dividends at a rate of 8.207% semiannually commencing August 15, 1997. The Trust exists for the sole purpose of issuing the Capital Securities and investing the proceeds thereof in an equivalent amount of 8.207% Junior Subordinated Deferrable Interest Debentures due 2027 of AFC (the "Subordinated Debentures"). Through certain guarantees, the Subordinated Debentures and the terms of related agreements, AFC has irrevocably and unconditionally guaranteed the obligations of the Trust under the Capital Securities. Net proceeds from the offering of approximately $296.3 million are intended to fund a portion of the acquisition of the 24.2 million publicly-held shares of APY pursuant to an Agreement and Plan of Merger dated February 19, 1997.

The merger of APY and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of APY that FAFLIC did not already own in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction AFC owned 59.5% through FAFLIC and 40.5% directly.

The merger has been accounted for as a purchase by AFC. Total consideration of approximately $798.1 million has been allocated to the minority interest in the assets and liabilities based on estimates of their fair values. The minority interest acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

The pushdown of goodwill to APY resulted in an increase to the consolidated equity of FAFLIC of $61.3 million as additional paid in capital. The effects of this transaction on the 1997 results of the Company are as follows:

                                                                                                 INCREASE (DECREASE)
                                                                                                 -------------------
Revenue........................................................................................       $    (6.7)
                                                                                                          -----
                                                                                                          -----
Realized capital gains included in revenue.....................................................       $    (4.9)
                                                                                                          -----
                                                                                                          -----
Net income.....................................................................................       $    (6.1)
                                                                                                          -----
                                                                                                          -----
Unrealized appreciation on investments.........................................................       $     4.4
                                                                                                          -----
                                                                                                          -----

In December 1997, APY redeemed 5,735.3 shares of its issued and outstanding common stock owned by AFC for $195 million in cash and securities. The effect of this transaction was to increase FAFLIC's ownership of APY by 6.3%.

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

Effective January 1, 1998, the Company entered into an agreement with Reinsurance Group of America, Inc. to reinsure the mortality risk on the universal life and variable universal life blocks of business. Management believes that this agreement will not have a material effect on the results of operations or financial position of the Company.

Pursuant to the plan of reorganization effective October 16, 1995, AFC issued
37.5 million shares of its common stock to eligible policyholders. AFC also issued 12.6 million shares of its common stock at a price of $21.00 per share in a public offering, resulting in net proceeds of $248.0 million, and issued Senior Debentures in the principal amount of $200.0 million which resulted in net proceeds of $197.2 million. AFC contributed $392.4 million of these proceeds to FAFLIC.

Effective March 31, 1995, the Company entered into an agreement with TSSG, a division of First Data Corporation, pursuant to which the Company sold its mutual fund processing business and agreed not to engage in this business for four years after that date. In accordance with this agreement, the Company received proceeds of $32.1 million. A gain of $13.5 million, net of taxes of $7.2 million, was recorded in March 1995. Additionally, the Company received a non-recurring $3.1 million contingent payment, net of taxes of $1.7 million, in 1996, related to the aforementioned sale.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                               1997
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   265.3     $  9.5       $  0.9      $  273.9
States and political subdivisions.......    2,200.6       78.3          3.1       2,275.8
Foreign governments.....................      110.8        8.5          2.2         117.1
Corporate fixed maturities..............    4,041.6      175.1         12.2       4,204.5
Mortgage-backed securities..............      374.5        9.7          2.0         382.2
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 6,992.8     $281.1       $ 20.4      $7,253.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   341.1     $141.9       $  4.0      $  479.0
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------


                                                               1996
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   273.6     $  9.3       $  1.6      $  281.3
States and political subdivisions.......    2,236.9       48.5          7.7       2,277.7
Foreign governments.....................      108.0        7.3        --            115.3
Corporate fixed maturities..............    4,277.5      140.3         15.7       4,402.1
Mortgage-backed securities..............      383.1        4.7          2.7         385.1
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 7,279.1     $210.1       $ 27.7      $7,461.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   327.9     $148.9       $  3.7      $  473.1
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1997, the amortized cost and market value of assets on deposit were $276.8 million and $291.7 million, respectively. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively.

In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $105.1 million and $98.0 million were on deposit with various state and governmental authorities at December 31, 1997 and 1996, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1997 and 1996, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                  1997
                                          --------------------
DECEMBER 31                               AMORTIZED     FAIR
(IN MILLIONS)                               COST       VALUE
----------------------------------------  ---------   --------

Due in one year or less.................  $   464.5   $  467.7
Due after one year through five years...    2,142.9    2,225.7
Due after five years through ten
 years..................................    2,137.3    2,217.1
Due after ten years.....................    2,248.1    2,343.0
                                          ---------   --------
Total...................................  $ 6,992.8   $7,253.5
                                          ---------   --------
                                          ---------   --------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                 PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31                    VOLUNTARY        GROSS  GROSS
(IN MILLIONS)                                        SALES          GAINS  LOSSES
---------------------------------------------  ------------------   -----  ------

1997
Fixed maturities.............................       $1,894.8        $27.6  $ 16.2
Equity securities............................       $  145.5        $55.8  $  1.3
1996
Fixed maturities.............................       $2,432.8        $19.3  $ 30.5
Equity securities............................       $  228.1        $56.1  $  1.3
1995
Fixed maturities.............................       $1,612.3        $23.7  $ 33.0
Equity securities............................       $  122.2        $23.1  $  6.9

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
                                                                           SECURITIES
FOR THE YEARS ENDED DECEMBER 31                                 FIXED       AND OTHER
(IN MILLIONS)                                                 MATURITIES       (1)        TOTAL
------------------------------------------------------------  ----------   -----------   -------

1997
Net appreciation, beginning of year.........................    $ 71.3        $ 60.1     $ 131.4
  Net appreciation (depreciation) on available-for-sale
    securities..............................................      83.2          (5.9)       77.3
  Appreciation due to AFC purchase of minority interest of
    Allmerica P&C...........................................      50.7          59.6       110.3
  Net depreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............     (16.7)       --           (16.7)
  Provision for deferred federal income taxes and minority
    interest................................................     (65.9)        (27.1)      (93.0)
                                                              ----------   -----------   -------
                                                                  51.3          26.6        77.9
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $122.6        $ 86.7     $ 209.3
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1996
Net appreciation, beginning of year.........................    $108.7        $ 44.3     $ 153.0
  Net (depreciation) appreciation on available-for-sale
    securities..............................................     (94.1)         35.9       (58.2)
  Net appreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............      23.1        --            23.1
  Provision for deferred federal income taxes and minority
    interest................................................      33.6         (20.1)       13.5
                                                              ----------   -----------   -------
                                                                 (37.4)         15.8       (21.6)
                                                              ----------   -----------   -------
  Net appreciation, end of year.............................    $ 71.3        $ 60.1     $ 131.4
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1995
Net appreciation (depreciation), beginning of year..........    $(89.4)       $ 10.4     $ (79.0)
Effect of transfer of securities between classifications:
  Net appreciation on available-for-sale securities.........      29.2        --            29.2
  Net depreciation from the effect of accounting change on
    deferred policy acquisition costs and on policy
    liabilities.............................................      (6.8)       --            (6.8)
  Provision for deferred federal income taxes and minority
    interest................................................      (9.6)       --            (9.6)
                                                              ----------   -----------   -------
                                                                  12.8        --            12.8
                                                              ----------   -----------   -------
Net appreciation on available-for-sale securities...........     465.4          87.5       552.9
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (86.9)                    (86.9)
Provision for deferred federal income taxes and minority
 interest...................................................    (193.2)        (53.6)     (246.8)
                                                              ----------   -----------   -------
                                                                 185.3          33.9       219.2
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $108.7        $ 44.3     $ 153.0
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

(1) Includes net appreciation on other investments of $1.8 million, $0.6 million, and 2.2 million in 1997, 1996 and 1995, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1997     1996
----------------------------------------  ------  --------

Mortgage loans..........................  $567.5  $  650.1
Real estate:
  Held for sale.........................    50.3     110.4
  Held for production of income.........    --        10.3
                                          ------  --------
    Total real estate...................    50.3     120.7
                                          ------  --------
Total mortgage loans and real estate....  $617.8  $  770.8
                                          ------  --------
                                          ------  --------

Reserves for mortgage loans were $20.7 million and $19.6 million at December 31, 1997 and 1996, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result, real estate assets with a carrying amount of $54.7 million were written down to the estimated fair value less cost to sell of $50.3 million, and a net realized investment loss of $4.4 million was recognized. Depreciation is not recorded on these assets while they are held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1997. During 1996 and 1995, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million and $26.1 million, respectively.

At December 31, 1997, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $39.4 million, of which $10.0 million related to the Closed Block. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1997     1996
----------------------------------------  ------  --------

Property type:
  Office building.......................  $265.1  $  317.1
  Residential...........................    66.6      95.4
  Retail................................   132.8     177.0
  Industrial/warehouse..................   107.2     124.8
  Other.................................    66.8      91.0
  Valuation allowances..................   (20.7)    (34.5)
                                          ------  --------
Total...................................  $617.8  $  770.8
                                          ------  --------
                                          ------  --------
Geographic region:
  South Atlantic........................   173.4     227.0
  Pacific...............................   152.8     154.4
  East North Central....................   102.0     119.2
  Middle Atlantic.......................    73.8     112.6
  West South Central....................    34.9      41.6
  New England...........................    46.9      50.9
  Other.................................    54.7      99.6
  Valuation allowances..................   (20.7)    (34.5)
                                          ------  --------
Total...................................  $617.8  $  770.8
                                          ------  --------
                                          ------  --------

At December 31, 1997, scheduled mortgage loan maturities were as follows: 1998 -- $136.4 million; 1999 -- $70.8 million; 2000 -- $129.2 million; 2001 -- $26.4 million; 2002 -- $29.9 million; and $174.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1997, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED                                              BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1997
Mortgage loans...........    $19.6        $ 2.5       $ 1.4        $20.7
Real estate..............     14.9          6.0        20.9        --
                             -----      ---------     -----        -----
    Total................    $34.5        $ 8.5       $22.3        $20.7
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1996
Mortgage loans...........    $33.8        $ 5.5       $19.7        $19.6
Real estate..............     19.6        --            4.7         14.9
                             -----      ---------     -----        -----
    Total................    $53.4        $ 5.5       $24.4        $34.5
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1995
Mortgage loans...........    $47.2        $ 1.5       $14.9        $33.8
Real estate..............     22.9         (0.6)        2.7         19.6
                             -----      ---------     -----        -----
    Total................    $70.1        $ 0.9       $17.6        $53.4
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

The carrying value of impaired loans was $30.5 million and $33.6 million, with related reserves of $13.8 million and $11.9 million as of December 31, 1997 and 1996, respectively. All impaired loans were reserved as of December 31, 1997 and 1996.

The average carrying value of impaired loans was $30.8 million, $50.4 million and $117.9 million, with related interest income while such loans were impaired of $3.2 million, $5.8 million and $9.3 million as of December 31, 1997, 1996 and 1995, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs"). The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

There were no futures contracts outstanding at December 31, 1997, and $(33.0) million notional amount of short contracts at December 31, 1996. The notional amounts of the contracts represent the extent of the Company's investment but not the future cash requirements, as the Company generally settles open positions prior to maturity. The fair value of futures contracts outstanding were $(32.4) million at December 31, 1996.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. There were no deferred hedging gains (losses) in 1997. Deferred hedging gains were $0.5 million and $5.6 million in 1996 and 1995, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $(33.0) $ 74.7  $126.6
New contracts................................    (0.2)   (1.1)  349.2
Contracts terminated.........................    33.2  (106.6) (401.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........    --    $(33.0) $ 74.7
                                               ------  ------  ------
                                               ------  ------  ------

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts to hedge exposure to currency risk on foreign fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange. The fair values of the foreign currency swap contracts outstanding were $0.1 million and $(9.2) million at December 31, 1997 and 1996, respectively. Changes in the fair value of contracts are reported in unrealized gains or losses, consistent with the reporting for the underlying hedged security. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1997, 1996 and 1995. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gains or losses on foreign currency swap contracts.

A reconciliation of the notional amount of swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 68.6  $104.6  $118.7
New contracts................................     5.0    --      --
Contracts expired............................   (18.2)  (36.0)   --
Contracts terminated.........................    --      --     (14.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 55.4  $ 68.6  $104.6
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of foreign currency swap contracts are $25.0 million in 1999, $11.6 million in 2000 and $18.8 million thereafter. There are no expected maturities of foreign currency swap contracts in 1998, 2001 and 2002.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by the nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1997 was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The (decrease) or increase in net investment income related to interest rate swap contracts was $(0.4) million, $0.6 million and $0.7 million for the years ended December 31, 1997, 1996 and 1995, respectively. The fair values of interest rate swap contracts outstanding were $(2.3) million at December 31, 1997. There were no interest rate contracts outstanding at December 31, 1996. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with the gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 1997 or 1996.

A reconciliation of the notional amount of interest rate and other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $  5.0  $ 17.5  $ 22.8
New contracts................................   244.7    63.6    --
Contracts expired............................    (5.6)  (17.5)   (5.3)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $244.1  $ 63.6  $ 17.5
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of interest rate swap contracts outstanding at December 31, 1997 are as follows: $5.0 million in 1998, and $239.1 million in 2000 and thereafter. There are no expected maturities of interest rate contracts in 1999.

G.  OTHER SWAP CONTRACTS

The Company enters into security return-linked swap contracts and insurance portfolio-linked swap contracts for investment purposes. Under the security return-linked contracts, the Company agrees to exchange cash flows according to the performance of a specified security or portfolio of securities. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by the nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1997, were not material to the Company. Swap contracts also subject the Company to market risk associated with changes in interest rates. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The net amount receivable or payable under these contracts is recognized when the contracts are marked to market. The fair values of swap contracts outstanding were $(0.1) million and $0.1 million at December 31, 1997 and 1996, respectively. The net decrease in realized investment gains related to other swap contracts was $(1.6) million for the year ended December 31, 1997. There were no realized investment gains on other swap contracts recognized in 1996 and 1995.

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 58.6  $ --    $ --
New contracts................................   192.1    58.6    --
Contracts expired............................  (211.6)   --      --
Contracts terminated.........................   (24.1)   --      --
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 15.0  $ 58.6  $ --
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of other swap contracts outstanding at December 31, 1997 are as follows: $10 million in 1999 and $5 million in 2001. There are no expected maturities of such other swap contracts in 1998, 2000, or 2002.

H.  OTHER

At December 31, 1997, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity, except for investments with the U.S. Treasury with a carrying value of $262.5 million.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $541.9  $553.8  $555.1
Mortgage loans...............................    57.5    69.5    97.0
Equity securities............................    10.6    11.1    13.2
Policy loans.................................    10.9    10.3    20.3
Real estate..................................    20.1    40.8    48.7
Other long-term investments..................    12.4    19.9     7.5
Short-term investments.......................    12.8    10.6    21.2
                                               ------  ------  ------
Gross investment income......................   666.2   716.0   763.0
Less investment expenses.....................   (24.4)  (45.2)  (52.5)
                                               ------  ------  ------
Net investment income........................  $641.8  $670.8  $710.5
                                               ------  ------  ------
                                               ------  ------  ------

At December 31, 1997, mortgage loans on non-accrual status were $3.6 million which were all restructured loans. There were no fixed maturities which were on non-accrual status at December 31, 1997. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, had no impact in 1997, and reduced net income by $0.5 million and $0.6 million in 1996 and 1995, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $40.3 million, $51.3 million and $98.9 million at December 31, 1997, 1996 and 1995, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.9 million, $7.7 million and $11.1 million in 1997, 1996 and 1995, respectively. Actual interest income on these loans included in net investment income aggregated $4.2 million, $4.5 million and $7.1 million in 1997, 1996 and 1995, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the twelve months ended December 31, 1997.

Included in other long-term investments is income from limited partnerships of $7.8 million, $13.7 million and $0.1 million in 1997, 1996 and 1995 respectively.

B.  REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $ 14.7  $ (9.7) $ (7.0)
Mortgage loans...............................    (1.2)   (2.4)    1.4
Equity securities............................    53.6    54.8    16.2
Real estate..................................    12.8    21.1     5.3
Other........................................    (3.4)    3.0     3.2
                                               ------  ------  ------
Net realized investment gains................  $ 76.5  $ 66.8  $ 19.1
                                               ------  ------  ------
                                               ------  ------  ------

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of interest rate futures were not material at December 31, 1997 and 1996.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

REINSURANCE RECEIVABLES

The carrying amount reported in the consolidated balance sheets approximates fair value.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value. The fair value of long-term debt was estimated using market quotes, when available, and, when not available, discounted cash flow analyses.

The estimated fair values of the financial instruments were as follows:

                                                       1997                  1996
                                               --------------------  --------------------
DECEMBER 31                                    CARRYING      FAIR    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE      VALUE      VALUE
---------------------------------------------  ---------   --------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   213.9   $  213.9  $   175.9   $  175.9
  Fixed maturities...........................    7,253.5    7,253.5    7,461.5    7,461.5
  Equity securities..........................      479.0      479.0      473.1      473.1
  Mortgage loans.............................      567.5      597.0      650.1      675.7
  Policy loans...............................      141.9      141.9      132.4      132.4
                                               ---------   --------  ---------   --------
                                               $ 8,655.8   $8,685.3  $ 8,893.0   $8,918.6
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

FINANCIAL LIABILITIES
  Guaranteed investment contracts............  $   985.2   $1,004.7  $ 1,101.3   $1,119.2
  Supplemental contracts without life
    contingencies............................       22.4       22.4       23.1       23.1
  Dividend accumulations.....................       87.8       87.8       87.3       87.3
  Other individual contract deposit funds....       57.9       55.7       76.9       74.3
  Other group contract deposit funds.........      714.8      715.5      789.1      788.3
  Individual annuity contracts...............      907.4      882.2      935.6      911.7
  Short-term debt............................       33.0       33.0       38.4       38.4
  Long-term debt.............................        2.6        2.6        2.7        2.7
                                               ---------   --------  ---------   --------
                                               $ 2,811.1   $2,803.9  $ 3,054.4   $3,045.0
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

6.  CLOSED BLOCK

Included in other income in the Consolidated Statement of Income for 1997 and 1996 is a net pre-tax contribution from the Closed Block of $9.1 million and $8.6 million, respectively. Summarized financial information of the Closed Block as of December 31, 1997 and 1996 and for the period ended December 31, 1997 and 1996 is as follows:

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Assets
  Fixed maturities, at fair value (amortized cost of $400.1 and $397.2, respectively)..........  $   412.9  $   403.9
  Mortgage loans...............................................................................      112.0      114.5
  Policy loans.................................................................................      218.8      230.2
  Cash and cash equivalents....................................................................       25.1       24.1
  Accrued investment income....................................................................       14.1       14.3
  Deferred policy acquisition costs............................................................       18.2       21.1
  Other assets.................................................................................        5.6        2.7
                                                                                                 ---------  ---------
    Total assets...............................................................................  $   806.7  $   810.8
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------
Liabilities
  Policy liabilities and accruals..............................................................  $   875.1  $   883.4
  Other liabilities............................................................................       10.4       16.0
                                                                                                 ---------  ---------
    Total liabilities..........................................................................  $   885.5  $   899.4
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Revenues
  Premiums.....................................................................................  $    58.3  $    61.7
  Net investment income........................................................................       53.4       52.6
  Realized investment loss.....................................................................        1.3       (0.7)
                                                                                                 ---------  ---------
Total revenues.................................................................................      113.0      113.6
                                                                                                 ---------  ---------
Benefits and expenses
  Policy benefits..............................................................................      100.5      101.2
  Policy acquisition expenses..................................................................        3.0        3.2
  Other operating expenses.....................................................................        0.4        0.6
                                                                                                 ---------  ---------
Total benefits and expenses....................................................................      103.9      105.0
                                                                                                 ---------  ---------
Contribution from the Closed Block.............................................................  $     9.1  $     8.6
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------
Cash flows
  Cash flows from operating activities:
    Contribution from the Closed Block.........................................................  $     9.1  $     8.6
    Initial cash transferred to the Closed Block...............................................     --         --
    Change in deferred policy acquisition costs, net...........................................        2.9        3.4
    Change in premiums and other receivables...................................................     --            0.2
    Change in policy liabilities and accruals..................................................      (11.6)     (13.9)
    Change in accrued investment income........................................................        0.2        2.3
    Deferred Taxes.............................................................................       (5.1)       1.0
    Change in other assets.....................................................................       (2.9)      (1.6)
    Change in expenses and taxes payable.......................................................       (2.0)       1.7
    Other, net.................................................................................       (1.2)       1.4
                                                                                                 ---------  ---------
Net cash (used in) provided by operating activities............................................      (10.6)       3.1
                                                                                                 ---------  ---------
  Cash flows from investing activities:
    Sales, maturities and repayments of investments............................................      161.6      188.1
    Purchases of investments...................................................................     (161.4)    (196.9)
    Other, net.................................................................................       11.4       12.2
                                                                                                 ---------  ---------
Net cash provided by (used in) investing activities............................................       11.6        3.4
                                                                                                 ---------  ---------
Net increase in cash and cash equivalents......................................................        1.0        6.5
Cash and cash equivalents, beginning of year...................................................       24.1       17.6
                                                                                                 ---------  ---------
Cash and cash equivalents, end of year.........................................................  $    25.1  $    24.1
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

On October 16, 1995, there were no valuation allowances transferred to the Closed Block on mortgage loans. There are no valuation allowances on mortgage loans in the Closed Block at December 31, 1997 or 1996, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

7.  DEBT

Short- and long-term debt consisted of the following:

DECEMBER 31
(IN MILLIONS)                                                                                        1997       1996
-------------------------------------------------------------------------------------------------  ---------  ---------
Short-Term
  Commercial paper...............................................................................  $    33.0  $    37.8
  Other..........................................................................................     --            0.6
                                                                                                   ---------  ---------
Total short-term debt............................................................................  $    33.0  $    38.4
                                                                                                   ---------  ---------
                                                                                                   ---------  ---------
Long-term debt...................................................................................  $     2.6  $     2.7
                                                                                                   ---------  ---------
                                                                                                   ---------  ---------

FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. At December 31, 1997, the weighted average interest rate for outstanding commercial paper was approximately 5.8%.

At December 31, 1997, AFC had approximately $140.0 million in committed lines of credit provided by U.S. banks, of which $107.2 million was available for borrowing. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees limited to 0.07% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

During 1996, the Company utilized repurchase agreements to finance certain investments. These repurchase agreements were settled by the end of 1996.

In October, 1995, AFC issued $200.0 million face amount of Senior Debentures for proceeds of $197.2 million net of discounts and issuance costs. These securities have an effective interest rate of 7.65%, and mature on October 16, 2025. Interest is payable semiannually on October 15 and April 15 of each year. The Senior Debentures are subject to certain restrictive covenants, including limitations on issuance of or disposition of stock of restricted subsidiaries and limitations on liens. AFC is in compliance with all covenants. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC and APY.

Interest expense was $3.6 million, $16.8 million and $4.3 million in 1997, 1996 and 1995, respectively. Interest paid on the credit agreement during 1997 was approximately $2.8 million. Interest expense during 1996 also included $11.0 million related to interest payments on repurchase agreements. All interest expense is recorded in other operating expenses.

8.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Federal income tax expense (benefit)
  Current............................................................................  $    83.3  $    96.8  $   119.7
  Deferred...........................................................................       14.2      (15.7)     (37.0)
                                                                                       ---------  ---------  ---------
Total................................................................................  $    97.5  $    81.1  $    82.7
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Expected federal income tax expense..................................................  $   131.8  $   122.3  $   105.6
  Tax-exempt interest................................................................      (37.9)     (35.3)     (32.2)
  Differential earnings amount.......................................................          -      (10.2)      (7.6)
  Dividend received deduction........................................................       (3.2)      (1.6)      (4.0)
  Changes in tax reserve estimates...................................................        7.8        4.7       19.3
  Other, net.........................................................................       (1.0)       1.2        1.6
                                                                                       ---------  ---------  ---------
Federal income tax expense...........................................................  $    97.5  $    81.1  $    82.7
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

Until conversion to a stock life insurance company, FAFLIC, as a mutual company, reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying the average equity base of the FAFLIC/AFLIAC consolidated group, as determined for tax purposes, by the estimate of an excess of an imputed earnings rate over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service (IRS). The differential earnings amount included in 1996 related to an adjustment for the 1994 tax year based on the actual mutual life insurance companies' earnings rate issued by the IRS in 1996. As a stock life company, FAFLIC is no longer required to reduce its policyholder dividend deduction by the differential earnings amount.

The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. As a result of the purchase discussed in Note 2, all companies will file a single consolidated federal income tax return for tax years ending on and after December 31, 1997. Deferred tax amounts presented for 1996 reflect the combination of the former FAFLIC/ AFLIAC consolidated group with the former APY consolidated group. Its components were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                    1997       1996
---------------------------------------------------------------------------------------------  ---------  ---------
Deferred tax (assets) liabilities
  AMT carryforwards..........................................................................  $   (15.6) $   (16.3)
  Loss reserve discounting...................................................................     (391.6)    (355.1)
  Deferred acquisition costs.................................................................      291.8      249.4
  Employee benefit plans.....................................................................      (48.0)     (41.4)
  Investments, net...........................................................................      175.4      128.5
  Bad debt reserve...........................................................................      (14.3)     (26.2)
  Other, net.................................................................................       15.2       (5.8)
                                                                                               ---------  ---------
Deferred tax (asset) liability, net..........................................................  $    12.9  $   (66.9)
                                                                                               ---------  ---------
                                                                                               ---------  ---------

Gross deferred income tax assets totaled $469.5 million and $444.8 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $482.4 million and $377.9 million at December 31, 1997 and 1996, respectively.

The Company believes, based on the its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 1997, there are available alternative minimum tax credit carryforwards of $15.6 million.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/ AFLIAC consolidated group's federal income tax returns through 1991. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1991. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1989, 1990, and 1991 for both the FAFLIC/AFLIAC consolidated group as well as the former Allmerica P&C consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

9.  PENSION PLANS

FAFLIC provides retirement benefits to substantially all of its employees under three separate defined benefit pension plans. Effective January 1, 1995, the Company adopted a defined benefit cash balance formula, under which the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1997 and 1996 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net pension expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                             1997       1996       1995
--------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost -- benefits earned during the year.......................................  $    19.9  $    19.0  $    19.7
Interest accrued on projected benefit obligations.....................................       23.5       21.9       21.1
Actual return on assets...............................................................      (64.0)     (42.2)     (89.3)
Net amortization and deferral.........................................................       29.0        9.3       66.1
                                                                                        ---------  ---------  ---------
Net pension expense...................................................................  $     8.4  $     8.0  $    17.6
                                                                                        ---------  ---------  ---------
                                                                                        ---------  ---------  ---------

The following table summarizes the combined status of the three pension plans. At December 31, 1997 and 1996 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Actuarial present value of benefit obligations:
  Vested benefit obligation....................................................................  $   332.6  $   308.9
  Unvested benefit obligation..................................................................        7.5        6.6
                                                                                                 ---------  ---------
Accumulated benefit obligation.................................................................  $   340.1  $   315.5
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

Pension liability included in Consolidated Balance Sheets:
  Projected benefit obligation.................................................................  $   370.4  $   344.2
  Plan assets at fair value....................................................................      395.5      347.8
                                                                                                 ---------  ---------
    Plan assets greater (less) than projected benefit obligation...............................       25.1        3.6
  Unrecognized net (gain) loss from past experience............................................      (44.9)      (9.1)
  Unrecognized prior service benefit...........................................................      (13.9)     (11.5)
  Unamortized transition asset.................................................................      (26.2)     (24.7)
                                                                                                 ---------  ---------
Net pension liability..........................................................................  $   (59.9) $   (41.7)
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

As a result of AFC's purchase of the minority shares of APY, certain pension liabilities were reduced by $11.7 million to reflect their fair value as of the purchase date.

Determination of the projected benefit obligations was based on a weighted average discount rate of 7.0% in 1997 and 1996 and the assumed long-term rate of return on plan assets was 9.0%. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. The plans also hold stock of AFC.

The Company has three separate defined contribution 401(k) plans for its employees. The Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 1997 and 1996, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expenses related to these plans were $3.3 million and $5.5 million, in 1997 and 1996, respectively. In addition to these plans, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 1997 and 1996, was $2.8 million and $2.0 million, respectively.

On January 1, 1998, substantially all of the aforementioned defined benefit and defined contribution 401k plans were merged with the existing benefit plans of FAFLIC. The transfer of benefit plans will not have a material impact on the results of operations or financial position of the Company.

10.  OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under several plans sponsored by FAFLIC, Hanover, and Citizens. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plan changes, effective January 1, 1996, resulted in a negative plan amendment (change in eligibility and medical benefits) of $26.8 million and curtailment (no future increases in life insurance) of $5.3 million. The negative plan amendment will be amortized as prior service cost over the average number of years to full eligibility (approximately 9 years or $3.0 million per year). Of the $5.3 million curtailment gain, $3.3 million has been deducted from unrecognized loss and $2.0 million has been recorded as a reduction of the net periodic postretirement benefit expense.

The plans' funded status reconciled with amounts recognized in the Company's consolidated balance sheet were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                     1997       1996
----------------------------------------------------------------------------------------------  ---------  ---------
Accumulated postretirement benefit obligation:
  Retirees....................................................................................  $    40.7  $    40.4
  Fully eligible active plan participants.....................................................        7.0        7.5
  Other active plan participants..............................................................       24.1       24.4
                                                                                                ---------  ---------
                                                                                                     71.8       72.3
Plan assets at fair value.....................................................................     --         --
                                                                                                ---------  ---------
Accumulated postretirement benefit obligation in excess of plan assets........................       71.8       72.3
Unrecognized prior service benefit............................................................       15.3       23.8
Unrecognized loss.............................................................................       (0.8)      (5.0)
                                                                                                ---------  ---------
Accrued postretirement benefit costs..........................................................  $    86.3  $    91.1
                                                                                                ---------  ---------
                                                                                                ---------  ---------

The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                               1997       1996       1995
----------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost............................................................................  $     3.0  $     3.2  $     4.2
Interest cost...........................................................................        4.6        4.6        6.9
Amortization of gain....................................................................       (2.8)      (2.8)      (0.5)
                                                                                          ---------  ---------  ---------
Net periodic postretirement benefit expense.............................................  $     4.8  $     5.0  $    10.6
                                                                                          ---------  ---------  ---------
                                                                                          ---------  ---------  ---------

As a result of AFC's purchase of the minority shares of APY, certain postretirement liabilities were reduced by $6.1 million to reflect their fair value as of the purchase date.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1997, health care costs were assumed to increase 8.0% in 1998, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1997 by $4.9 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1997 by $0.6 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1997 and 1996.

As described in Note 9, all of the postretirement benefit plans of the Company were merged with the existing plans of FAFLIC, effective January 1, 1998.

11.  DIVIDEND RESTRICTIONS

Massachusetts, Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC, AFLIAC, Hanover and Citizens, respectively.

Dividends from FAFLIC and APY (from Hanover) to AFC will be the primary source of cash for repayment of the debt and capital securities by AFC and payment of dividends to AFC stockholders.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. No dividends were declared nor paid during 1997,1996 or 1995. During 1998, FAFLIC could pay dividends of $196.3 million to AFC without prior approval of the Commissioner. On January 12, 1998 FAFLIC declared a dividend of $50 million to AFC of which $18 million was paid in February, 1998.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were paid by AFLIAC to FAFLIC during 1997, 1996 or 1995. During 1998, AFLIAC could pay dividends of $33.9 million to FAFLIC without prior approval.

Pursuant to New Hampshire's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the New Hampshire Insurance Commissioner, is limited to 10% of such insurer's statutory policyholder surplus as of the preceding December 31. Hanover declared dividends to Allmerica P&C totaling $120.0 million, 105.0 million and 40.0 million during 1997, 1996 and 1995, respectively. During 1998, the maximum dividend and other distributions that could be paid to Allmerica P&C by Hanover, without prior approval of the Insurance Commissioner, was approximately $127.6 million.

Pursuant to Michigan's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without prior approval of the Michigan Insurance Commissioner, is limited to the greater of 10% of policyholders' surplus as of December 31 of the immediately preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. Citizens Insurance paid dividends to Citizens Corporation totaling $6.3 million and $3.0 million during 1996 and 1995, respectively. No dividends were paid by Citizens Insurance during 1997. During, 1998, Citizens Insurance could pay dividends of $86.9 million to Citizens Corporation without prior approval.

12.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Accumulation. Within these broad areas, the Company conducts business principally in five operating segments.

The Risk Management group includes two segments: Regional Property and Casualty and Corporate Risk Management Services.

The Regional Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple-peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Regional Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

The Retirement and Asset Accumulation group includes three segments: Allmerica Financial Services, Institutional Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life-type, traditional and health insurance products distributed via retail channels to individuals across the country. The Institutional Services segment includes primarily group retirement products such as 401(k) plans, tax-sheltered annuities and GIC contracts which are distributed to institutions across the country via work-site marketing and other arrangements. Allmerica Asset Management is a Registered Investment Advisor which provides investment advisory services primarily to affiliates and to other institutions, such as insurance companies and pension plans.

Summarized below is financial information with respect to business segments for the year ended and as of December 31.

DECEMBER 31
(IN MILLIONS)                                                                   1997        1996        1995
---------------------------------------------------------------------------  ----------  ----------  ----------
REVENUES:
  Risk Management
    Regional Property and Casualty.........................................  $  2,275.3  $  2,196.6  $  2,109.0
    Corporate Risk Management..............................................       396.3       361.5       328.5
                                                                             ----------  ----------  ----------
    Subtotal...............................................................     2,671.6     2,558.1     2,437.5
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................       470.6       450.9       487.1
    Institutional Services.................................................       243.4       270.7       330.2
    Allmerica Asset Management.............................................         8.7         8.8         4.4
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       722.7       730.4       821.7
  Eliminations.............................................................       (10.1)       (8.7)       (4.4)
                                                                             ----------  ----------  ----------
Total......................................................................  $  3,384.2  $  3,279.8  $  3,254.8
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

DECEMBER 31
(IN MILLIONS)                                                                   1997        1996        1995
---------------------------------------------------------------------------  ----------  ----------  ----------
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES:
  Risk Management
    Regional Property and Casualty.........................................  $    206.4  $    197.7  $    206.3
    Corporate Risk Management..............................................        19.3        20.7        18.3
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       225.7       218.4       224.6
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................        87.4        76.9        35.2
    Institutional Services.................................................        62.4        52.8        42.8
    Allmerica Asset Management.............................................         1.4         1.1         2.3
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       151.2       130.8        80.3
                                                                             ----------  ----------  ----------
Total......................................................................  $    376.9  $    349.2  $    304.9
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

IDENTIFIABLE ASSETS:
  Risk Management
    Regional Property and Casualty.........................................  $  5,710.4  $  5,703.9  $  5,741.8
    Corporate Risk Management..............................................       568.8       522.1       458.9
                                                                             ----------  ----------  ----------
    Subtotal...............................................................     6,279.2     6,226.0     6,200.7
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................    12,049.6     8,822.4     7,218.6
    Institutional Services.................................................     4,158.5     3,886.7     4,280.9
    Allmerica Asset Management.............................................         4.1         2.4         2.1
                                                                             ----------  ----------  ----------
    Subtotal...............................................................    16,212.2    12,711.5    11,501.6
                                                                             ----------  ----------  ----------
Total......................................................................  $ 22,491.4  $ 18,937.5  $ 17,702.3
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

13.  LEASE COMMITMENTS

Rental expenses for operating leases, principally with respect to buildings, amounted to $33.6 million, $34.9 million and $36.4 million in 1997, 1996 and 1995, respectively. At December 31, 1997, future minimum rental payments under non-cancelable operating leases were approximately $72.5 million, payable as follows: 1998 -- $24.8 million; 1999 -- $19.8 million; 2000 -- $13.6 million;
2001 -- $7.9 million; and $6.4 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 1998.

14.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

The Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). At December 31, 1997, CAR was the only reinsurer which represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company cedes a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1997, 1996 and 1995 were $32.3 million and $28.2 million, $38.0 million and $21.8 million, and $49.1 million and $33.7 million, respectively.

The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1997, 1996 and 1995 of $9.8 million and $(0.8) million, $50.5 million and $(52.9) million, and $66.8 million and $62.9 million, respectively. Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Life and accident and health insurance premiums:
  Direct.......................................................................  $   417.4  $   389.1  $   438.9
  Assumed......................................................................      110.7       87.8       71.0
  Ceded........................................................................     (170.1)    (138.9)    (150.3)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $   358.0  $   338.0  $   359.6
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Property and casualty premiums written:
  Direct.......................................................................  $ 2,068.5  $ 2,039.7  $ 2,039.4
  Assumed......................................................................      103.1      108.7      125.0
  Ceded........................................................................     (179.8)    (234.0)    (279.1)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $ 1,991.8  $ 1,914.4  $ 1,885.3
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Property and casualty premiums earned:
  Direct.......................................................................  $ 2,046.2  $ 2,018.5  $ 2,021.7
  Assumed......................................................................      102.0      112.4      137.7
  Ceded........................................................................     (195.1)    (232.6)    (296.2)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $ 1,953.1  $ 1,898.3  $ 1,863.2
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Life insurance and other individual policy benefits, claims, losses and loss adjustment expenses:
  Direct.......................................................................  $   656.4  $   606.5  $   741.0
  Assumed......................................................................       61.6       44.9       38.5
  Ceded........................................................................     (158.8)     (77.8)     (69.5)
                                                                                 ---------  ---------  ---------
Net policy benefits, claims, losses and loss adjustment expenses...............  $   559.2  $   573.6  $   710.0
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Property and casualty benefits, claims, losses and loss adjustment expenses:
  Direct.......................................................................  $ 1,464.9  $ 1,299.8  $ 1,383.3
  Assumed......................................................................      101.2       85.8      146.1
  Ceded........................................................................     (120.6)      (2.2)    (229.1)
                                                                                 ---------  ---------  ---------
Net policy benefits, claims, losses, and loss adjustment expenses..............  $ 1,445.5  $ 1,383.4  $ 1,300.3
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

15.  DEFERRED POLICY ACQUISITION COSTS

The following reflects changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                         1997       1996       1995
----------------------------------------------------------------------------------  ---------  ---------  ---------
Balance at beginning of year......................................................  $   822.7  $   735.7  $   802.8
  Acquisition expenses deferred...................................................      617.7      560.8      504.8
  Amortized to expense during the year............................................     (476.0)    (483.5)    (470.3)
  Adjustment to equity during the year............................................      (11.1)       9.7      (50.4)
  Transferred to the Closed Block.................................................         --         --      (24.8)
  Adjustment for cession of term life insurance...................................         --         --      (26.4)
  Adjustment for cession of disability income insurance...........................      (38.6)        --         --
  Adjustment for revision of universal and variable universal life insurance
    mortality assumptions.........................................................       50.8         --         --
                                                                                    ---------  ---------  ---------
Balance at end of year............................................................  $   965.5  $   822.7  $   735.7
                                                                                    ---------  ---------  ---------
                                                                                    ---------  ---------  ---------

At October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.8 million recapitalization of deferred policy acquisition costs.

16.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $533.6 million, $471.7 million and $446.9 million at December 31, 1997, 1996 and 1995, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $0.2 million and $0.6 million in 1997 and 1996, respectively, and increased by $17.6 million in 1995. Unfavorable development in the accident and health business during 1995 was primarily due to reserve strengthening and adverse experience in the Company's individual disability line of business. Effective October 1, 1997, the Company ceded substantially all of its individual disability income line of business, under a 100% coinsurance agreement to Metropolitan Life Insurance Company. At December 31, 1997, the individual disability income reserves ceded under this agreement were $249.0 million, representing 46.7% of the Company's total accident and health reserves.

The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Reserve for losses and LAE, beginning of the year..............................  $ 2,744.1  $ 2,896.0  $ 2,821.7
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year.............................    1,564.1    1,513.3    1,427.3
  Decrease in provision for insured events of prior years......................     (127.9)    (141.4)    (137.6)
                                                                                 ---------  ---------  ---------
Total incurred losses and LAE..................................................    1,436.2    1,371.9    1,289.7
                                                                                 ---------  ---------  ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current year................      775.1      759.6      652.2
  Losses and LAE attributable to insured events of prior years.................      732.1      627.6      614.3
                                                                                 ---------  ---------  ---------
Total payments.................................................................    1,507.2    1,387.2    1,266.5
                                                                                 ---------  ---------  ---------
Change in reinsurance recoverable on unpaid losses.............................      (50.2)    (136.6)      51.1
                                                                                 ---------  ---------  ---------
Other(1)                                                                              (7.5)        --         --
                                                                                 ---------  ---------  ---------
Reserve for losses and LAE, end of year........................................  $ 2,615.4  $ 2,744.1  $ 2,896.0
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

(1) Includes purchase accounting adjustments.

As part of an ongoing process, the property and casualty reserves have been re-estimated for all prior accident years and were decreased by $127.9 million, $141.4 million and $137.6 million in 1997, 1996 and 1995, respectively.

The decrease in favorable development on prior years' reserves of $13.5 million in 1997 results primarily from a $24.6 million decrease in favorable development at Hanover to $58.4 million, partially offset by an $11.1 million increase in favorable development at Citizens to $69.5 million. The decrease in Hanover's favorable development of $24.6 million in 1997 reflects a decrease in favorable development of $25.0 million, to $17.4 million in the personal automobile line, as well as a decrease in favorable development of $8.5 million, to unfavorable development of $2.8 million in the commercial multiple peril line. These decreases were partially offset by an increase in favorable development in the workers' compensation line of $11.5 million, to $28.8 million. The increase in favorable development at Citizens in 1997 reflects improved severity in the workers' compensation line where favorable development increased $13.9 million, to $35.7 million and in the commercial multiple peril line where favorable development increased $7.0 million to $4.3 million, partially offset by less favorable development in the personal automobile line, where favorable development decreased $10.5 million to $22.5 million in 1997.

The increase in favorable development on prior years' reserves of $3.8 million in 1996 results primarily from an $11.4 million increase in favorable development at Citizens. The increase in Citizens' favorable development of $11.4 million in 1996 reflects improved severity in the personal automobile line, where favorable development increased $28.6 million to $33.0 million in 1996, partially offset by less favorable development in the workers' compensation line of $10.9 million Hanover's favorable development, including voluntary and involuntary pools, decreased $7.7 million in 1996 to $82.9 million, primarily attributable to a decrease in favorable development in the workers' compensation line of $19.8 million. Favorable development in the personal automobile line also decreased $4.7 million, to $42.4 million in 1996. These decreases were offset by increases in favorable development of $1.9 million and $5.6 million, to $12.6 million and $5.7 million, in the commercial automobile and commercial multiple peril lines, respectively. Favorable development in other lines increased by $8.8 million, primarily as a result of environmental reserve strengthening in 1995. Favorable development in Hanover's voluntary and involuntary pools increased $3.7 million to $4.1 million during 1996.

Citizens' favorable development in 1997 primarily reflects a modest shift over the past few years of the workers' compensation business to Western and Northern Michigan, which have demonstrated more favorable loss experience than Eastern Michigan.

Citizens' favorable development in 1996 and 1995 primarily reflects the initiatives taken by the Company to manage medical costs in both the automobile and workers' compensation lines, as well as the impact of the Michigan Supreme Court ruling on workers' compensation indemnity payments in 1995, which decreases the maximum amount to be paid for indemnity cases on all existing and future claims.

Hanover's favorable development from 1995 to 1997 primarily reflects favorable legislation related to workers' compensation, improved safety features in automobiles, improved driving habits and a moderation of medical costs and inflation.

In 1995, Hanover's favorable development was primarily attributable to a re-estimate of reserves with respect to certain types of workers' compensation policies including large deductibles and excess of loss policies. In addition, during 1995 Hanover refined its estimation of unallocated loss adjustment expenses which increased favorable development in that year.

This favorable development reflects the Regional Property and Casualty subsidiaries' reserving philosophy consistently applied over these periods.

Due to the nature of the business written by the Regional Property and Casualty subsidiaries, the exposure to environmental liabilities is relatively small and therefore their reserves are relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the total reserve for losses and LAE were $53.1 million and $50.8 million, net of reinsurance of $15.7 million and $20.2 million at the end of 1997 and 1996, respectively. The Regional Property and Casualty subsidiaries do not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Regional Property and Casualty subsidiaries may be required to defend such claims. Due to their unusual nature and absence of historical claims data, reserves for these claims are not determined using historical experience to project future losses. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these claims are not material, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become material. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims for environmental liability are adequate. In addition, the Company is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

17.  MINORITY INTEREST

The Company's interest in Allmerica P&C is represented by ownership of 65.8%, 59.5% and 58.3% of the outstanding shares of common stock at December 31, 1997, 1996 and 1995, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

18.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by, solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

On June 23, 1995, the governor of Maine approved a legislative settlement for the Maine Workers' Compensation Residual Market Pool deficit for the years 1988 through 1992. The settlement provides for an initial funding of $220.0 million toward the deficit. The insurance carriers were liable for $65.0 million and employers would contribute $110.0 million payable through surcharges on premiums over the course of the next ten years. The major insurers are responsible for 90% of the $65.0 million. Hanover's allocated share of the settlement is approximately $4.2 million, which was paid in December 1995. The remainder of the deficit of $45.0 million will be paid by the Maine Guaranty Fund, payable in quarterly contributions over ten years. A group of smaller carriers filed litigation to appeal the settlement. Although the Company believes that adequate reserves have been established for any additional liability, there can be no assurance that the appeal will be resolved on a basis which is satisfactory to the Company.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

RESIDUAL MARKETS

The Company is required to participate in residual markets in various states. The results of the residual markets are not subject to the predictability associated with the Company's own managed business, and are significant to the workers' compensation line of business and both the private passenger and commercial automobile lines of business.

YEAR 2000

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

19.  STATUTORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Statutory net income (Combined)
  Property and Casualty Companies..............................................  $   190.3  $   155.3  $   155.3
  Life and Health Companies....................................................      191.2      133.3      134.3
Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies..............................................  $ 1,279.8  $ 1,201.6  $ 1,128.4
  Life and Health Companies....................................................    1,221.3    1,120.1      965.6

20.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

In July 1997, a lawsuit on behalf of a punitive class was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. The Company and the plaintiffs have entered into a settlement agreement. The Court granted preliminary approval of the settlement on December 4, 1998, and has scheduled the hearing to consider final approval for March 1999. Although the Company believes it has meritorious defenses to plaintiffs' claims, it concluded that this settlement was best for the Company. Accordingly, the Company recognized a $31.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes it has established an appropriate reserve, this reserve may be revised based on changes in the Company's estimate of the ultimate cost of the settlement.

Effective July 1, 1998 the Company entered into a reinsurance agreement with a highly rated reinsurer that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's accident and health assumed reinsurance pool business. These pools consist primarily of the Corporate Risk Management segment's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business, which the Company expects to run-off over the next three years. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998.

                                 BALANCE SHEET
                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                            INVESTMENT       MONEY
                                                GROWTH     GRADE INCOME     MARKET      EQUITY INDEX   GOVERNMENT BOND
                                              ----------   ------------   -----------   ------------   ---------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      353    $     271      $     239     $     415        $     258
Investments in shares of Fidelity Variable
  Insurance Products Funds..................          --           --             --            --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --           --             --            --               --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --           --             --            --               --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Total assets..............................         353          271            239           415              258

LIABILITIES:                                          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Net assets................................  $      353    $     271      $     239     $     415        $     258
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------
Net asset distribution by category:
  Variable life policies....................  $       --    $      --      $      --     $      --        $      --
  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         353          271            239           415              258
                                              ----------   ------------   -----------   ------------   ---------------
                                              $      353    $     271      $     239     $     415        $     258
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------
Units outstanding...........................         200          200            200           200              200
Net asset value per unit....................  $ 1.766571    $1.353405      $1.195309     $2.072812        $1.289701

                                                                                                                        SELECT

                                              SELECT AGGRESSIVE                   SELECT GROWTH AND   SELECT VALUE   INTERNATIONAL

                                                   GROWTH         SELECT GROWTH        INCOME         OPPORTUNITY*      EQUITY

                                              -----------------   -------------   -----------------   ------------   -------------

ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................      $     315         $     418         $     350        $     328       $     281

Investments in shares of Fidelity Variable
  Insurance Products Funds..................             --                --                --               --              --

Investment in shares of T. Rowe Price
  International Series, Inc.................             --                --                --               --              --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................             --                --                --               --              --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Total assets..............................            315               418               350              328             281

LIABILITIES:                                             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Net assets................................      $     315         $     418         $     350        $     328       $     281

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Net asset distribution by category:
  Variable life policies....................      $      --         $      --         $      --        $      --       $      --

  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................            315               418               350              328             281

                                              -----------------   -------------   -----------------   ------------   -------------

                                                  $     315         $     418         $     350        $     328       $     281

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Units outstanding...........................            200               200               200              200             200

Net asset value per unit....................      $1.573938         $2.089739         $1.748209        $1.640789       $1.406327


* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                                 BALANCE SHEET
                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                 SELECT       FIDELITY       FIDELITY       FIDELITY     FIDELITY      FIDELITY
                                                CAPITAL          VIP            VIP           VIP          VIP          VIP II
                                              APPRECIATION   HIGH INCOME   EQUITY-INCOME     GROWTH      OVERSEAS    ASSET MANAGER
                                              ------------   -----------   -------------   ----------   ----------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $     308      $      --      $      --     $       --   $       --     $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds..................          --            272            340            396          259           317
Investment in shares of T. Rowe Price
  International Series, Inc.................          --             --             --             --           --            --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --             --             --             --           --            --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Total assets..............................         308            272            340            396          259           317

LIABILITIES:                                          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Net assets................................   $     308      $     272      $     340     $      396   $      259     $     317

Net asset distribution by category:
  Variable life policies....................   $      --      $      --      $      --     $       --   $       --     $      --
  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         308            272            340            396          259           317
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                               $     308      $     272      $     340     $      396   $      259     $     317
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                              ------------   -----------   -------------   ----------   ----------   -------------

Units outstanding...........................         200            200            200            200          200           200
Net asset value per unit....................   $1.541959      $1.357594      $1.701626     $ 1.980787   $ 1.296389     $1.586257


                                                  T. ROWE PRICE                DGPF                 INVESCO              INVESCO

                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY   INDUSTRIAL INCOME(A)   TOTAL RETURN(A)

                                              ----------------------   --------------------   --------------------   ---------------


ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................        $      --               $      --              $      --            $      --

Investments in shares of Fidelity Variable
  Insurance Products Funds..................               --                      --                     --                   --

Investment in shares of T. Rowe Price
  International Series, Inc.................               --                      --                     --                   --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................               --                     268                     --                   --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Total assets..............................        $      --               $     268                     --                   --

LIABILITIES:                                               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Net assets................................        $      --               $     268                     --                   --

Net asset distribution by category:
  Variable life policies....................        $      --               $      --              $      --            $      --

  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................               --                     268                     --                   --

                                                   ----------              ----------             ----------         ---------------

                                                    $      --               $     268              $      --            $      --

                                                   ----------              ----------             ----------         ---------------

                                                   ----------              ----------             ----------         ---------------

Units outstanding...........................                0                     200                      0                    0

Net asset value per unit....................        $1.000000               $1.342082              $1.000000            $1.000000


(a) (a) For the period ended September 30, 1998, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                                      OPS
                               GROUP VEL ACCOUNT
                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                                                                                    SELECT
                                                         INVESTMENT                                  GOVERNMENT   AGGRESSIVE
                                              GROWTH    GRADE INCOME   MONEY MARKET   EQUITY INDEX      BOND        GROWTH
                                              -------   ------------   ------------   ------------   ----------   ----------
INVESTMENT INCOME:
  Dividends.................................   $   3         $12            $ 9            $ 4           $10         $ --
EXPENSES:
  Mortality and expense risk fees...........      --          --             --             --            --           --
  Administrative expense fees...............      --          --             --             --            --           --
                                              -------        ---            ---            ---           ---          ---
    Total expenses..........................      --          --             --             --            --           --
                                              -------        ---            ---            ---           ---          ---
  Net investment income.....................       3          12              9              4            10           --
                                              -------        ---            ---            ---           ---          ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................       4          --             --              1            --           --
  Net realized gain from sales of
    investments.............................      --          --             --             --            --           --
                                              -------        ---            ---            ---           ---          ---
    Net realized gain.......................       4          --             --              1            --           --
  Net unrealized gain (loss)................     (14)          8             --             18             8          (36)
                                              -------        ---            ---            ---           ---          ---
    Net realized and unrealized gain
      (loss)................................     (10)          8             --             19             8          (36)
                                              -------        ---            ---            ---           ---          ---
    Net increase (decrease) in net assets
      from operations.......................   $  (7)        $20            $ 9            $23           $18         $(36)
                                              -------        ---            ---            ---           ---          ---
                                              -------        ---            ---            ---           ---          ---

                                                                 SELECT        SELECT         SELECT
                                                                 GROWTH        VALUE       INTERNATIONAL
                                              SELECT GROWTH    AND INCOME   OPPORTUNITY*      EQUITY
                                              -------------   ------------  ------------   ------------
INVESTMENT INCOME:
  Dividends.................................       $ 0            $   3         $  0           $  2
EXPENSES:
  Mortality and expense risk fees...........        --               --           --
  Administrative expense fees...............        --               --           --             --
                                                   ---              ---          ---            ---
    Total expenses..........................        --               --           --             --
                                                   ---              ---          ---            ---
  Net investment income.....................         0                3            0              2
                                                   ---              ---          ---            ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         4                1            1             --
  Net realized gain from sales of
    investments.............................        --               --           --             --
                                                   ---              ---          ---            ---
    Net realized gain.......................         4                1            1             --
  Net unrealized gain (loss)................        28              (14   )      (28)           (10)
                                                   ---              ---          ---            ---
    Net realized and unrealized gain
      (loss)................................        32              (12   )      (27)           (10)
                                                   ---              ---          ---            ---
    Net increase (decrease) in net assets
      from operations.......................       $32            $  (9   )     $(27)          $ (8)
                                                   ---              ---          ---            ---
                                                   ---              ---          ---            ---

* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                                      OPS
                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                                  (UNAUDITED)
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                              FIDELITY
                                                 SELECT         VIP         FIDELITY     FIDELITY  FIDELITY     FIDELITY
                                                CAPITAL         HIGH          VIP          VIP       VIP         VIP II
                                              APPRECIATION     INCOME     EQUITY-INCOME  GROWTH    OVERSEAS   ASSET MANAGER
                                              ------------   ----------   ------------   -------   --------   -------------
INVESTMENT INCOME:
  Dividends.................................      $ --          $ 21          $  5         $ 2       $  5          $ 10
EXPENSES:
  Mortality and expense risk fees...........        --            --            --          --         --            --
  Administrative expense fees...............        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Total expenses..........................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
  Net investment income.....................        --            21             5           2          5            10
                                                   ---           ---           ---       -------      ---           ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................        --            13            18          47         16            30
  Net realized gain from sales of
    investments.............................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Net realized gain.......................        --            13            18          47         16            30
  Net unrealized gain (loss)................       (36)          (60)          (94)         (6)       (33)          (33)
                                                   ---           ---           ---       -------      ---           ---
    Net realized and unrealized gain
      (loss)................................       (38)          (46)          (17)         41        (18)           (4)
                                                   ---           ---           ---       -------      ---           ---
    Net increase (decrease) in net assets
      from operations.......................      $(38)         $(25)         $(12)        $43       $(13)         $  6
                                                   ---           ---           ---       -------      ---           ---
                                                   ---           ---           ---       -------      ---           ---


                                                  T. ROWE PRICE                DGPF                  INVESCO
                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY    INDUSTRIAL INCOME(A)
                                              ----------------------   ---------------------   --------------------
INVESTMENT INCOME:
  Dividends.................................           $--                     $ 11                     $--
EXPENSES:
  Mortality and expense risk fees...........            --                       --                      --
  Administrative expense fees...............            --                       --                      --
                                                       ---                      ---                     ---
    Total expenses..........................            --                       --                      --
                                                       ---                      ---                     ---
  Net investment income.....................            --                       11                      --
                                                       ---                      ---                     ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --                       --                      --
  Net realized gain from sales of
    investments.............................            --                       --                      --
                                                       ---                      ---                     ---
    Net realized gain.......................            --                       --                      --
  Net unrealized gain (loss)................            --                      (21)                     --
                                                       ---                      ---                     ---
    Net realized and unrealized gain
      (loss)................................            --                      (21)                     --
                                                       ---                      ---                     ---
    Net increase (decrease) in net assets
      from operations.......................           $--                     $(10)                    $--
                                                       ---                      ---                     ---
                                                       ---                      ---                     ---


                                                  INVESCO
                                              TOTAL RETURN(A)
                                              ---------------
INVESTMENT INCOME:
  Dividends.................................        $--
EXPENSES:
  Mortality and expense risk fees...........         --
  Administrative expense fees...............         --
                                                    ---
    Total expenses..........................         --
                                                    ---
  Net investment income.....................         --
                                                    ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         --
  Net realized gain from sales of
    investments.............................         --
                                                    ---
    Net realized gain.......................         --
  Net unrealized gain (loss)................         --
                                                    ---
    Net realized and unrealized gain
      (loss)................................         --
                                                    ---
    Net increase (decrease) in net assets
      from operations.......................        $--
                                                    ---
                                                    ---

(a) For the period ended September 30, 1998, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                                      CNA
                               GROUP VEL ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)
                      NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                                                                                     SELECT
                                                         INVESTMENT                                  GOVERNMENT    AGGRESSIVE
                                              GROWTH    GRADE INCOME   MONEY MARKET   EQUITY INDEX      BOND         GROWTH
                                              -------   ------------   ------------   ------------   -----------   ----------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................  $    3        $ 12           $  9           $  4          $   9         $  --
    Net realized gain on investments........       4          --             --              1             --            --
    Net unrealized gain (loss) on
      investments...........................     (14)          8              -             18              9           (36)
                                              -------      -----          -----          -----          -----         -----
    Net increase in net assets from
      operations............................      (7)         20              9             23             18           (36)
                                              -------      -----          -----          -----          -----         -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................      --          --             --             --             --            --
    Terminations............................      --          --             --             --             --            --
    Insurance and other charges.............      --          --             --             --             --            --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......      --          --             --             --             --            --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................      --          --             --             --             --            --
                                              -------      -----          -----          -----          -----         -----
Net increase in net assets from capital
  transactions..............................      --          --             --             --             --            --
                                              -------      -----          -----          -----          -----         -----
    Net increase (decrease) in net assets...      (7)         20              9             23             18           (36)
NET ASSETS:
    Beginning of period.....................     360         251            230            392            240           351
                                              -------      -----          -----          -----          -----         -----
    End of period...........................  $  353        $271           $239           $415          $ 258         $ 315
                                              -------      -----          -----          -----          -----         -----
                                              -------      -----          -----          -----          -----         -----

                                                                 SELECT         SELECT         SELECT
                                                                 GROWTH         VALUE       INTERNATIONAL
                                              SELECT GROWTH    AND INCOME    OPPORTUNITY*      EQUITY
                                              -------------   ------------   ------------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................       $ --           $   3          $  --          $   2
    Net realized gain on investments........          4               1              1             --
    Net unrealized gain (loss) on
      investments...........................         28             (13)           (28)           (10)
                                                  -----           -----          -----          -----
    Net increase in net assets from
      operations............................         32              (9)           (27)            (8)
                                                  -----           -----          -----          -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................         --              --             --             --
    Terminations............................         --              --             --             --
    Insurance and other charges.............         --              --             --             --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......         --              --             --             --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................         --              --             --             --
                                                  -----           -----          -----          -----
Net increase in net assets from capital
  transactions..............................         --              --             --             --
                                                  -----           -----          -----          -----
    Net increase (decrease) in net assets...         32              (9)           (27)            (8)
NET ASSETS:
    Beginning of period.....................        386             359            355            289
                                                  -----           -----          -----          -----
    End of period...........................       $418           $ 350          $ 328          $ 281
                                                  -----           -----          -----          -----
                                                  -----           -----          -----          -----

* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                                      CNA
                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                  (UNAUDITED)
                      NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                              FIDELITY
                                                 SELECT         VIP         FIDELITY     FIDELITY  FIDELITY     FIDELITY
                                                CAPITAL         HIGH          VIP          VIP       VIP         VIP II
                                              APPRECIATION     INCOME     EQUITY-INCOME  GROWTH    OVERSEAS   ASSET MANAGER
                                              ------------   ----------   ------------   -------   --------   -------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................      $ --          $ 21          $  5         $ 2       $  5          $ 10
    Net realized gain on investments........        --            13            17          48         16            29
    Net unrealized gain (loss) on
      investments...........................       (38)          (59)          (34)         (7)       (34)          (33)
                                                   ---           ---           ---       -------      ---           ---
    Net increase in net assets from
      operations............................       (38)          (25)          (12)         43        (13)            6
                                                   ---           ---           ---       -------      ---           ---
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................        --            --            --          --         --            --
    Terminations............................        --            --            --          --         --            --
    Insurance and other charges.............        --            --            --          --         --            --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......        --            --            --          --         --            --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Net increase in net assets from capital
      transactions..........................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Net increase (decrease) in net assets...       (38)          (25)          (12)         43        (13)            6
NET ASSETS:
    Beginning of period.....................       346           297           352         353        272           311
                                                   ---           ---           ---       -------      ---           ---
    End of period...........................      $308          $272          $340         $396      $259          $317
                                                   ---           ---           ---       -------      ---           ---
                                                   ---           ---           ---       -------      ---           ---


                                                  T. ROWE PRICE                DGPF                  INVESCO
                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY    INDUSTRIAL INCOME(A)
                                              ----------------------   ---------------------   --------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................           $--                     $ 11                     $--
    Net realized gain on investments........            --                       --                      --
    Net unrealized gain (loss) on
      investments...........................            --                      (21)                     --
                                                       ---                      ---                     ---
    Net increase in net assets from
      operations............................            --                      (10)                     --
                                                       ---                      ---                     ---
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................            --                       --                      --
    Terminations............................            --                       --                      --
    Insurance and other charges.............            --                       --                      --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......            --                       --                      --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................            --                       --                      --
                                                       ---                      ---                     ---
    Net increase in net assets from capital
      transactions..........................            --                       --                      --
                                                       ---                      ---                     ---
    Net increase (decrease) in net assets...            --                      (10)                     --
NET ASSETS:
    Beginning of period.....................            --                      278                      --
                                                       ---                      ---                     ---
    End of period...........................           $--                     $268                     $--
                                                       ---                      ---                     ---
                                                       ---                      ---                     ---


                                                  INVESCO
                                              TOTAL RETURN(A)
                                              ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................        $--
    Net realized gain on investments........         --
    Net unrealized gain (loss) on
      investments...........................         --
                                                    ---
    Net increase in net assets from
      operations............................         --
                                                    ---
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................         --
    Terminations............................         --
    Insurance and other charges.............         --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......         --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................         --
                                                    ---
    Net increase in net assets from capital
      transactions..........................         --
                                                    ---
    Net increase (decrease) in net assets...         --
NET ASSETS:
    Beginning of period.....................         --
                                                    ---
    End of period...........................        $--
                                                    ---
                                                    ---

(a) For the period ended September 30, 1998, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1 -- ORGANIZATION

The Group VEL Account (Group VEL) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company) established on November 13, 1996 (initial investment by the Company occurred on May 1, 1995), for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers twenty Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica, or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR), or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc., or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd., or of INVESCO Variable Investment Funds, Inc. (INVESCO) managed by INVESCO Funds Group, Inc. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO (the Funds) are open-end, diversified management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO and its affiliates.

Effective January 9, 1998, the investment portfolio of the Trust, which was formerly known as Small-Mid Cap Value Fund changed its name to Select Value Opportunity Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO at net asset value.

FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and Policyowners of the Group VEL Account of First Allmercia Financial Life insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (Growth, Investment Grade Income, Money Market, Equity Index, Government Bond, Select Aggressive Growth, Select Growth, Select Growth and Income, Select Value Opportunity, Select International Equity, Select Capital Appreciation, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Asset Manager, T. Rowe Price International Stock, DGPF International Equity INVESCO Industrial Income, and INVESCO Total Return) constituting the Group VEL Account of First Allmerica Financial Life Insurance Company at December 31, 1997, the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP

Boston, Massachusetts

March 25, 1998

                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                            INVESTMENT       MONEY                       GOVERNMENT
                                                GROWTH     GRADE INCOME     MARKET      EQUITY INDEX        BOND
                                              ----------   ------------   -----------   ------------   ---------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................  $      360    $     251      $     230     $     392        $     240
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --           --             --            --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --           --             --            --               --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --           --             --            --               --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Total assets..............................         360          251            230           392              240

LIABILITIES:                                          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Net assets................................  $      360    $     251      $     230     $     392        $     240
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------

Net asset distribution by category:
  Variable life policies....................  $       --    $      --      $      --     $      --        $      --
  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         360          251            230           392              240
                                              ----------   ------------   -----------   ------------   ---------------
                                              $      360    $     251      $     230     $     392        $     240
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------

Units outstanding, December 31, 1997........         200          200            200           200              200
Net asset value per unit,
  December 31, 1997.........................  $ 1.798419    $1.256448      $1.149225     $1.961119        $1.197997

                                                   SELECT                              SELECT            SELECT         SELECT

                                                 AGGRESSIVE                            GROWTH            VALUE       INTERNATIONAL

                                                   GROWTH         SELECT GROWTH      AND INCOME       OPPORTUNITY*      EQUITY

                                              -----------------   -------------   -----------------   ------------   -------------

ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................      $     351         $     386         $     359        $     355       $     289

Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............             --                --                --               --              --

Investment in shares of T. Rowe Price
  International Series, Inc.................             --                --                --               --              --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................             --                --                --               --              --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Total assets..............................            351               386               359              355             289

LIABILITIES:                                             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Net assets................................      $     351         $     386         $     359        $     355       $     289

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Net asset distribution by category:
  Variable life policies....................      $      --         $      --         $      --        $      --       $      --

  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................            351               386               359              355             289

                                              -----------------   -------------   -----------------   ------------   -------------

                                                  $     351         $     386         $     359        $     355       $     289

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Units outstanding, December 31, 1997........            200               200               200              200             200

Net asset value per unit,
  December 31, 1997.........................      $1.753583         $1.929040         $1.793007        $1.774635       $1.442621


* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                 SELECT       FIDELITY       FIDELITY       FIDELITY     FIDELITY      FIDELITY
                                                CAPITAL          VIP            VIP           VIP          VIP          VIP II
                                              APPRECIATION   HIGH INCOME   EQUITY-INCOME     GROWTH      OVERSEAS    ASSET MANAGER
                                              ------------   -----------   -------------   ----------   ----------   -------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................   $     346      $      --      $      --     $       --   $       --     $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --            297            352            353          272           311
Investment in shares of T. Rowe Price
  International Series, Inc.................          --             --             --             --           --            --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --             --             --             --           --            --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Total assets..............................         346            297            352            353          272           311

LIABILITIES:                                          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Net assets................................   $     346      $     297      $     352     $      353   $      272     $     311
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                              ------------   -----------   -------------   ----------   ----------   -------------

Net asset distribution by category:
  Variable life policies....................   $      --      $      --      $      --     $       --   $       --     $      --
  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         346            297            352            353          272           311
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                               $     346      $     297      $     352     $      353   $      272     $     311
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                              ------------   -----------   -------------   ----------   ----------   -------------

Units outstanding, December 31, 1997........         200            200            200            200          200           200
Net asset value per unit,
  December 31, 1997.........................   $1.731812      $1.484711      $1.759719     $ 1.765047   $ 1.357742     $1.555159


                                                  T. ROWE PRICE                DGPF                 INVESCO              INVESCO

                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY   INDUSTRIAL INCOME(A)   TOTAL RETURN(A)

                                              ----------------------   --------------------   --------------------   ---------------


ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................        $      --               $      --              $      --            $      --

Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............               --                      --                     --                   --

Investment in shares of T. Rowe Price
  International Series, Inc.................               --                      --                     --                   --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................               --                     278                     --                   --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Total assets..............................               --                     278                     --                   --

LIABILITIES:                                               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Net assets................................        $      --               $     278              $      --            $      --

                                                   ----------              ----------             ----------         ---------------

                                                   ----------              ----------             ----------         ---------------

Net asset distribution by category:
  Variable life policies....................        $      --               $      --              $      --            $      --

  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................               --                     278                     --                   --

                                                   ----------              ----------             ----------         ---------------

                                                    $      --               $     278              $      --            $      --

                                                   ----------              ----------             ----------         ---------------

                                                   ----------              ----------             ----------         ---------------

Units outstanding, December 31, 1997........               --                     200                     --                   --

Net asset value per unit,
  December 31, 1997.........................        $1.000000               $1.392132              $1.000000            $1.000000


(a) For the period ended 12/31/97, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                            STATEMENTS OF OPERATIONS

                                         GROWTH
                                                   (UNAUDITED)     INVESTMENT GRADE INCOME
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $      6   $      5        $ 4   $     15   $14        $11
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Total expenses..........       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
  Net investment income.....        6          5          4         15    14         11
                                  ---        ---        ---        ---   ----       ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       58         26         18         --    --         --
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Net realized gain.......       58         26         18         --    --         --
  Net unrealized gain
    (loss)..................        9         17         17          6    (6)        11
                                  ---        ---        ---        ---   ----       ---
    Net realized and
      unrealized gain
      (loss)................       67         43         35          6    (6)        11
                                  ---        ---        ---        ---   ----       ---
    Net increase in net
      assets from
      operations............ $     73   $     48        $39   $     21   $ 8        $22
                                  ---        ---        ---        ---   ----       ---
                                  ---        ---        ---        ---   ----       ---


                                        MONEY MARKET                         EQUITY INDEX
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $     12   $   11        $  7       $        4   $   5         $ 1
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                                  ---   -------        ---              ---   ------        ---
    Total expenses..........       --       --          --               --      --          --
                                  ---   -------        ---              ---   ------        ---
  Net investment income.....       12       11           7                4       5           1
                                  ---   -------        ---              ---   ------        ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --       --          --               11       4          16
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                                  ---   -------        ---              ---   ------        ---
    Net realized gain.......       --       --          --               11       4          16
  Net unrealized gain
    (loss)..................       --       --          --               81      45          25
                                  ---   -------        ---              ---   ------        ---
    Net realized and
      unrealized gain
      (loss)................       --       --          --               92      49          41
                                  ---   -------        ---              ---   ------        ---
    Net increase in net
      assets from
      operations............ $     12   $   11        $  7       $       96   $  54         $42
                                  ---   -------        ---              ---   ------        ---
                                  ---   -------        ---              ---   ------        ---

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     GOVERNMENT BOND
                                                   (UNAUDITED)    SELECT AGGRESSIVE GROWTH
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $     13   $     13        $ 9   $     --   $--        $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---        ---        ---   ---------  ----     -----
    Total expenses..........       --         --         --         --    --         --
                                  ---        ---        ---   ---------  ----     -----
  Net investment income.....       13         13          9         --    --         --
                                  ---        ---        ---   ---------  ----     -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --         --         --         29    21         --
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---        ---        ---   ---------  ----     -----
    Net realized gain.......       --         --         --         29    21         --
  Net unrealized gain
    (loss)..................        3         (5)         7         27    25         49
                                  ---        ---        ---   ---------  ----     -----
    Net realized and
      unrealized gain
      (loss)................        3         (5)         7         56    46         49
                                  ---        ---        ---   ---------  ----     -----
    Net increase in net
      assets from
      operations............ $     16   $      8        $16   $     56   $46        $49
                                  ---        ---        ---   ---------  ----     -----
                                  ---        ---        ---   ---------  ----     -----


                                       SELECT GROWTH                   SELECT GROWTH AND INCOME
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $      1   $    1        $ --       $        4   $   4         $ 2
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------        ---
    Total expenses..........       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------        ---
  Net investment income.....        1        1          --                4       4           2
                                  ---   -------      -----              ---   ------        ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       20       40          --               31      21          10
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------        ---
    Net realized gain.......       20       40          --               31      21          10
  Net unrealized gain
    (loss)..................       77       11          36               31      26          30
                                  ---   -------      -----              ---   ------        ---
    Net realized and
      unrealized gain
      (loss)................       97       51          36               62      47          40
                                  ---   -------      -----              ---   ------        ---
    Net increase in net
      assets from
      operations............ $     98   $   52        $ 36       $       66   $  51         $42
                                  ---   -------      -----              ---   ------        ---
                                  ---   -------      -----              ---   ------        ---

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                SELECT VALUE OPPORTUNITY*
                                                   (UNAUDITED)   SELECT INTERNATIONAL EQUITY
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $      2   $      2        $ 2   $      7   $ 5        $ 2
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Total expenses..........       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
  Net investment income.....        2          2          2          7     5          2
                                  ---        ---        ---        ---   ----       ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       47         12          5          9     1          1
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Net realized gain.......       47         12          5          9     1          1
  Net unrealized gain
    (loss)..................       22         49         14         (3)   44         23
                                  ---        ---        ---        ---   ----       ---
    Net realized and
      unrealized gain
      (loss)................       69         61         19          6    45         24
                                  ---        ---        ---        ---   ----       ---
    Net increase in net
      assets from
      operations............ $     71   $     63        $21   $     13   $50        $26
                                  ---        ---        ---        ---   ----       ---
                                  ---        ---        ---        ---   ----       ---


                                SELECT CAPITAL APPRECIATION            FIDELITY VIP HIGH INCOME
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $     --   $   --        $  5       $       18   $  17         $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                             ---------  -------        ---              ---   ------      -----
    Total expenses..........       --       --          --               --      --          --
                             ---------  -------        ---              ---   ------      -----
  Net investment income.....       --       --           5               18      17          --
                             ---------  -------        ---              ---   ------      -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --        1          --                2       3          --
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                             ---------  -------        ---              ---   ------      -----
    Net realized gain.......       --        1          --                2       3          --
  Net unrealized gain
    (loss)..................       43       23          74               25      11          21
                             ---------  -------        ---              ---   ------      -----
    Net realized and
      unrealized gain
      (loss)................       43       24          74               27      14          21
                             ---------  -------        ---              ---   ------      -----
    Net increase in net
      assets from
      operations............ $     43   $   24        $ 79       $       45   $  31         $21
                             ---------  -------        ---              ---   ------      -----
                             ---------  -------        ---              ---   ------      -----

* Name changed. See Note 1.

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                               FIDELITY VIP EQUITY-INCOME
                                                   (UNAUDITED)       FIDELITY VIP GROWTH
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $      4   $     --        $ 4   $      1   $ 1        $--

EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---   ---------       ---        ---   ----     -----
    Total expenses..........       --         --         --         --    --         --
                                  ---   ---------       ---        ---   ----     -----
  Net investment income.....        4         --          4          1     1         --
                                  ---   ---------       ---        ---   ----     -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       24         11         --          9    17         --
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---   ---------       ---        ---   ----     -----
    Net realized gain.......       24         11         --          9    17         --
  Net unrealized gain
    (loss)..................       49         23         37         57    19         49
                                  ---   ---------       ---        ---   ----     -----
    Net realized and
      unrealized gain
      (loss)................       73         34         37         66    36         49
                                  ---   ---------       ---        ---   ----     -----
    Net increase in net
      assets from
      operations............ $     77   $     34        $41   $     67   $37        $49
                                  ---   ---------       ---        ---   ----     -----
                                  ---   ---------       ---        ---   ----     -----


                                   FIDELITY VIP OVERSEAS            FIDELITY VIP II ASSET MANAGER
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $      5   $    2        $ --       $        8   $   8         $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------      -----
    Total expenses..........       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------      -----
  Net investment income.....        5        2          --                8       8          --
                                  ---   -------      -----              ---   ------      -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       17        3          --               23       7          --
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------      -----
    Net realized gain.......       17        3          --               23       7          --
  Net unrealized gain
    (loss)..................        7       23          15               22      18          25
                                  ---   -------      -----              ---   ------      -----
    Net realized and
      unrealized gain
      (loss)................       24       26          15               45      25          25
                                  ---   -------      -----              ---   ------      -----
    Net increase in net
      assets from
      operations............ $     29   $   28        $ 15       $       53   $  33         $25
                                  ---   -------      -----              ---   ------      -----
                                  ---   -------      -----              ---   ------      -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                DGPF INTERNATIONAL EQUITY
                                                   (UNAUDITED)
                                   FOR THE          FOR THE
                                  YEAR ENDED        PERIOD
                                 DECEMBER 31,      5/1/95**
                             --------------------     TO
                               1997       1996     12/31/95
                             ---------  ---------  ---------
INVESTMENT INCOME:
  Dividends................. $      9   $      7        $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --
  Administrative expense
    fees....................       --         --         --
                                  ---        ---   ---------
    Total expenses..........       --         --         --
                                  ---        ---   ---------
  Net investment income.....        9          7         --
                                  ---        ---   ---------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --          2         --
  Net realized gain from
    sales on investments....       --         --         --
                                  ---        ---   ---------
    Net realized gain.......       --          2         --
  Net unrealized gain
    (loss)..................        8         35         17
                                  ---        ---   ---------
    Net realized and
     unrealized gain
     (loss).................        8         37         17
                                  ---        ---   ---------
    Net increase in net
     assets from
     operations............. $     17   $     44        $17
                                  ---        ---   ---------
                                  ---        ---   ---------

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                          GROWTH
                                                   (UNAUDITED)
                                                     PERIOD         INVESTMENT GRADE INCOME
                                  YEAR ENDED          FROM        YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       5/1/95**     DECEMBER 31,      PERIOD FROM
                             --------------------      TO      -----------------   5/1/95** TO
                               1997       1996      12/31/95     1997      1996      12/31/95
                             ---------  ---------  ----------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      6   $      5        $  4   $     15    $ 14        $ 11
    Net realized gain.......       58         26          18         --      --          --
    Net unrealized gain
      (loss)................        9         17          17          6      (6)         11
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from
      operations............       73         48          39         21       8          22
                             ---------  ---------      -----   ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --         --      --          --
    Terminations............       --         --          --         --      --          --
    Insurance and other
      charges...............       --         --          --         --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --         --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets................       73         48         239         21       8         222
NET ASSETS:
    Beginning of period.....      287        239          --        230     222          --
                             ---------  ---------      -----   ---------  ------      -----
    End of period........... $    360   $    287        $239   $    251    $230        $222
                             ---------  ---------      -----   ---------  ------      -----
                             ---------  ---------      -----   ---------  ------      -----


                                        MONEY MARKET                         EQUITY INDEX
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $     12   $   11        $  7       $        4   $   5         $ 1
    Net realized gain.......       --       --          --               11       4          16
    Net unrealized gain
      (loss)................       --       --          --               81      45          25
                             ---------  -------      -----            -----   ------      -----
    Net increase in net
      assets from
      operations............       12       11           7               96      54          42
                             ---------  -------      -----            -----   ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --          --
    Terminations............       --       --          --               --      --          --
    Insurance and other
      charges...............       --       --          --               --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --         200
                             ---------  -------      -----            -----   ------      -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --         200
                             ---------  -------      -----            -----   ------      -----
    Net increase in net
      assets................       12       11         207               96      54         242
NET ASSETS:
    Beginning of period.....      218      207          --              296     242          --
                             ---------  -------      -----            -----   ------      -----
    End of period........... $    230   $  218        $207       $      392   $ 296         $242
                             ---------  -------      -----            -----   ------      -----
                             ---------  -------      -----            -----   ------      -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                     GOVERNMENT BOND
                                                   (UNAUDITED)
                                                     PERIOD        SELECT AGGRESSIVE GROWTH
                                  YEAR ENDED          FROM        YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       5/1/95**     DECEMBER 31,      PERIOD FROM
                             --------------------      TO      -----------------   5/1/95** TO
                               1997       1996      12/31/95     1997      1996      12/31/95
                             ---------  ---------  ----------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $     13   $     13        $  9   $     --    $ --        $ --
    Net realized gain.......       --         --          --         29      21          --
    Net unrealized gain
      (loss)................        3         (5)          7         27      25          49
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from
      operations............       16          8          16         56      46          49
                             ---------  ---------      -----   ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --         --      --          --
    Terminations............       --         --          --         --      --          --
    Insurance and other
      charges...............       --         --          --         --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --         --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets................       16          8         216         56      46         249
NET ASSETS:
    Beginning of period.....      224        216          --        295     249          --
                             ---------  ---------      -----   ---------  ------      -----
    End of period........... $    240   $    224        $216   $    351    $295        $249
                             ---------  ---------      -----   ---------  ------      -----
                             ---------  ---------      -----   ---------  ------      -----


                                       SELECT GROWTH                   SELECT GROWTH AND INCOME
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      1   $    1        $ --       $        4   $   4         $  2
    Net realized gain.......       20       40          --               31      21           10
    Net unrealized gain
      (loss)................       77       11          36               31      26           30
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from
      operations............       98       52          36               66      51           42
                             ---------  -------      -----            -----   ------       -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --           --
    Terminations............       --       --          --               --      --           --
    Insurance and other
      charges...............       --       --          --               --      --           --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --           --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets................       98       52         236               66      51          242
NET ASSETS:
    Beginning of period.....      288      236          --              293     242           --
                             ---------  -------      -----            -----   ------       -----
    End of period........... $    386   $  288        $236       $      359   $ 293         $242
                             ---------  -------      -----            -----   ------       -----
                             ---------  -------      -----            -----   ------       -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                SELECT VALUE OPPORTUNITY*
                                                   (UNAUDITED)
                                                     PERIOD       SELECT INTERNATIONAL EQUITY
                                  YEAR ENDED          FROM        YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       5/1/95**     DECEMBER 31,      PERIOD FROM
                             --------------------      TO      -----------------   5/1/95** TO
                               1997       1996      12/31/95     1997      1996      12/31/95
                             ---------  ---------  ----------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      2   $      2        $  2   $      7    $  5        $  2
    Net realized gain.......       47         12           5          9       1           1
    Net unrealized gain
      (loss)................       22         49          14         (3)     44          23
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from
      operations............       71         63          21         13      50          26
                             ---------  ---------      -----   ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --         --      --          --
    Terminations............       --         --          --         --      --          --
    Insurance and other
      charges...............       --         --          --         --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --         --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets................       71         63         221         13      50         226
NET ASSETS:
  Beginning of period.......      284        221          --        276     226          --
                             ---------  ---------      -----   ---------  ------      -----
  End of period............. $    355   $    284        $221   $    289    $276        $226
                             ---------  ---------      -----   ---------  ------      -----
                             ---------  ---------      -----   ---------  ------      -----


                                SELECT CAPITAL APPRECIATION            FIDELITY VIP HIGH INCOME
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $     --   $   --        $  5       $       18   $  17         $ --
    Net realized gain.......       --        1          --                2       3           --
    Net unrealized gain
      (loss)................       43       23          74               25      11           21
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from
      operations............       43       24          79               45      31           21
                             ---------  -------      -----            -----   ------       -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --           --
    Terminations............       --       --          --               --      --           --
    Insurance and other
      charges...............       --       --          --               --      --           --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --           --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets................       43       24         279               45      31          221
NET ASSETS:
  Beginning of period.......      303      279          --              252     221           --
                             ---------  -------      -----            -----   ------       -----
  End of period............. $    346   $  303        $279       $      297   $ 252         $221
                             ---------  -------      -----            -----   ------       -----
                             ---------  -------      -----            -----   ------       -----

* Name changed. See Note 1.

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

ap4264c

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                  FIDELITY VIP EQUITY-INCOME              FIDELITY VIP GROWTH
                                  YEAR ENDED        (UNAUDITED)       YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       PERIOD FROM      DECEMBER 31,      PERIOD FROM
                             --------------------   5/1/95** TO    -----------------   5/1/95** TO
                               1997       1996        12/31/95       1997      1996      12/31/95
                             ---------  ---------  --------------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      4   $     --        $  4       $      1    $  1        $ --
    Net realized gain.......       24         11          --              9      17          --
    Net unrealized gain
      (loss)................       49         23          37             57      19          49
                             ---------  ---------      -----       ---------  ------      -----
    Net increase in net
      assets from
      operations............       77         34          41             67      37          49
                             ---------  ---------      -----       ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --             --      --          --
    Terminations............       --         --          --             --      --          --
    Insurance and other
      charges...............       --         --          --             --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --             --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200             --      --         200
                             ---------  ---------      -----       ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200             --      --         200
                             ---------  ---------      -----       ---------  ------      -----
    Net increase in net
      assets................       77         34         241             67      37         249
NET ASSETS:
  Beginning of period.......      275        241          --            286     249          --
                             ---------  ---------      -----       ---------  ------      -----
  End of period............. $    352   $    275        $241       $    353    $286        $249
                             ---------  ---------      -----       ---------  ------      -----
                             ---------  ---------      -----       ---------  ------      -----

                                   FIDELITY VIP OVERSEAS            FIDELITY VIP II ASSET MANAGER
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      5   $    2        $ --       $        8   $   8         $ --
    Net realized gain.......       17        3          --               23       7           --
    Net unrealized gain
      (loss)................        7       23          15               22      18           25
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from
      operations............       29       28          15               53      33           25
                             ---------  -------      -----            -----   ------       -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --           --
    Terminations............       --       --          --               --      --           --
    Insurance and other
      charges...............       --       --          --               --      --           --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --           --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets................       29       28         215               53      33          225
NET ASSETS:
  Beginning of period.......      243      215          --              258     225           --
                             ---------  -------      -----            -----   ------       -----
  End of period............. $    272   $  243        $215       $      311   $ 258         $225
                             ---------  -------      -----            -----   ------       -----
                             ---------  -------      -----            -----   ------       -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                DGPF INTERNATIONAL EQUITY
                                                   (UNAUDITED)
                                                    PERIOD
                                  YEAR ENDED         FROM
                                 DECEMBER 31,      5/1/95**
                             --------------------     TO
                               1997       1996     12/31/95
                             ---------  ---------  ---------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      9   $      7        $--
    Net realized gain.......       --          2         --
    Net unrealized gain
     (loss).................        8         35         17
                             ---------  ---------  ---------
    Net increase in net
     assets from
     operations.............       17         44         17
                             ---------  ---------  ---------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --         --
    Terminations............       --         --         --
    Insurance and other
     charges................       --         --         --
    Other transfers from
     (to) the General
     Account of First
      Allmerica Financial
     Life Insurance Company
     (Sponsor)..............       --         --         --
    Net increase in
     investment by First
     Allmerica Financial
      Life Insurance Company
     (Sponsor)..............       --         --        200
                             ---------  ---------  ---------
    Net increase in net
     assets from capital
     transactions...........       --         --        200
                             ---------  ---------  ---------
    Net increase in net
     assets.................       17         44        217
NET ASSETS:
    Beginning of period.....      261        217         --
                             ---------  ---------  ---------
    End of period........... $    278   $    261        $217
                             ---------  ---------  ---------
                             ---------  ---------  ---------

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

The Group VEL Account (Group VEL) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company) established on November 13, 1996 (initial investment by the Company occurred on May 1, 1995), for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers twenty Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica, or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR), or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc., or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd., or of INVESCO Variable Investment Funds, Inc. (INVESCO) managed by INVESCO Funds Group, Inc. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO (the Funds) are open-end, diversified management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO and its affiliates.

Effective April 1, 1997, the investment portfolio of the Trust, which was formerly known as Small Cap Value Fund, changed its name to Small-Mid Cap Value Fund. At the Meeting of Shareholders of the Small Cap Value Fund, held on March 18, 1997, shareholders approved the name change and the revisions in the investment objective of the Fund from investing primarily in small cap value stocks to investing primarily in small and mid-cap value stocks. Effective January 9, 1998, the portfolio changed its name to Select Value Opportunity Fund.

Certain prior year balances have been reclassified to conform with current year presentation.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO at net asset value.

FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

                               GROUP VEL ACCOUNT

NOTE 3 -- INVESTMENTS

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO at December 31, 1997 were as follows:

                                                       PORTFOLIO INFORMATION
                                                   -----------------------------
                                                                       NET ASSET
                                                   NUMBER OF AGGREGATE   VALUE
INVESTMENT PORTFOLIO                                SHARES     COST    PER SHARE
-------------------------------------------------- --------- --------- ---------
ALLMERICA INVESTMENT TRUST:
  Growth..........................................    149       $316    $ 2.416
  Investment Grade Income.........................    226        240      1.112
  Money Market....................................    230        230      1.000
  Equity Index....................................    142        241      2.753
  Government Bond.................................    229        236      1.047
  Select Aggressive Growth........................    158        249      2.225
  Select Growth...................................    213        263      1.811
  Select Growth and Income........................    231        272      1.552
  Select Value Opportunity*.......................    218        271      1.626
  Select International Equity.....................    215        225      1.341
  Select Capital Appreciation.....................    204        206      1.697
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  High Income.....................................     22        240     13.580
  Equity-Income...................................     14        243     24.280
  Growth..........................................     10        228     37.100
  Overseas........................................     14        226     19.200
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager...................................     17        246     18.010
T. ROWE PRICE INTERNATIONAL SERIES, INC.:
  International Stock.............................     --         --         --
DELAWARE GROUP PREMIUM FUND, INC.:
  International Equity............................     18        218     15.520
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
  Industrial Income...............................     --         --         --
  Total Return....................................     --         --         --

* Name changed. See Note 1.

NOTE 4 -- RELATED PARTY TRANSACTIONS

On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge of up to $10. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value. For the years ended

                               GROUP VEL ACCOUNT

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

December 31, 1997, 1996 and 1995, there were no monthly deductions from sub-account policy values since no policies were issued.

The Company makes a charge of up to .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. For the years ended December 31, 1997, 1996 and 1995, there were no mortality and expense risk charges since no policies were issued. The mortality and expense risks annual charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed .90% per annum. For up to the first 10 policy years, the Company also charges up to .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses.

Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Group VEL, and does not receive any compensation for sales of Group VEL policies. Commissions are paid to registered representatives of Allmerica Investments or of independent broker-dealers by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1997, 1996 and 1995, there were no surrender charges applicable to Group VEL.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Group VEL satisfies the current requirements of the regulations, and it intends that Group VEL will continue to meet such requirements.

                               GROUP VEL ACCOUNT

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO shares by Group VEL during the year ended December 31, 1997 were as follows:

INVESTMENT PORTFOLIO                                         PURCHASES SALES
------------------------------------------------------------ --------- -----
ALLMERICA INVESTMENT TRUST:
  Growth....................................................    $ 64   $ --
  Investment Grade Income...................................      15     --
  Money Market..............................................      12     --
  Equity Index..............................................      15     --
  Government Bond...........................................      13     --
  Select Aggressive Growth..................................      29     --
  Select Growth.............................................      21     --
  Select Growth and Income..................................      35     --
  Select Value Opportunity*.................................      49     --
  Select International Equity...............................      16     --
  Select Capital Appreciation...............................      --     --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  High Income...............................................      20     --
  Equity-Income.............................................      28     --
  Growth....................................................      10     --
  Overseas..................................................      22     --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager.............................................      31     --
T. ROWE PRICE INTERNATIONAL SERIES, INC.:
  International Stock.......................................      --     --
DELAWARE GROUP PREMIUM FUND, INC.:
  International Equity......................................       9     --
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
  Industrial Income.........................................      --     --
  Total Return..............................................      --     --
                                                             --------- -----
Total.......................................................    $389   $ --
                                                             --------- -----
                                                             --------- -----

* Name changed. See Note 1.

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

This Prospectus describes certificates ("Certificate" or "Certificates") issued under group flexible premium variable life insurance policies ("Policy" or "Policies") offered by First Allmerica Financial Life Insurance Company ("Company") to eligible applicants ("Certificate Owners") who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are Age 80 years old and under. Within limits, you may choose the amount of initial premium desired and the initial Death Benefit. You have the flexibility to vary the frequency and amount of premium payments, subject to certain restrictions and conditions. You may withdraw a portion of the Certificate's Surrender Value, or the Certificate may be fully surrendered at any time, subject to certain limitations.

The Certificates permit you to allocate Net Premiums among up to 20 sub-accounts ("Sub-Accounts") of the Group VEL Account ("Separate Account"), a separate account of the Company, and a fixed interest account ("General Account") of the Company (together "Accounts"). Each Sub-Account invests its assets in a corresponding investment portfolio of the Delaware Group Premium Fund, Inc. ("DGPF") or in the Money Market Fund of Allmerica Investment Trust ("Trust"). The following portfolios of DGPF are available under the Certificates (certain Funds may not be available in all states):

Decatur Total Return       Trend Series             Delchester Series
Series
Devon Series               International Equity     Capital Reserves
                           Series                   Series
DelCap Series              Emerging Markets Series  Strategic Income
                                                    Series
Social Awareness Series    Delaware Series          Cash Reserve Series
REIT Series                Small Cap Value Series

There is no guaranteed minimum Certificate Value. The value of a Certificate will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Certificate Value will also be adjusted for other factors, including the amount of charges imposed. The Certificate will remain in effect so long as the Certificate Value less any outstanding Debt is sufficient to pay certain monthly charges imposed in connection with the Certificate. The Certificate Value may decrease to the point where the Certificate will lapse and provide no further death benefit without additional premium payments.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF DELAWARE GROUP PREMIUM FUND, INC. AND ALLMERICA INVESTMENT TRUST. INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE OBLIGATIONS OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE CERTIFICATES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CERTIFICATES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CERTIFICATES ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                            DATED DECEMBER 15, 1998
               440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653
                                 (508) 855-1000

(Continued from cover page)

If the Certificate is in effect at the death of the Insured, the Company will pay a Death Benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Death Benefit, less any Debt, partial withdrawals, and any due and unpaid charges. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate. If the Guideline Premium Test is in effect (See "Election of Death Benefit Options"), you may choose either Death Benefit Option 1 (the Death Benefit is fixed in amount) or Death Benefit Option 2 (the Death Benefit includes the Certificate Value in addition to a fixed insurance amount) and may change between Death Benefit Option 1 and Option 2, subject to certain conditions. If the Cash Value Accumulation Test is in effect, Death Benefit Option 3 (the Death Benefit is fixed in amount) will apply. A Minimum Death Benefit, equivalent to a percentage of the Certificate Value, will apply if greater than the Death Benefit otherwise payable under Option 1, Option 2 or Option 3.

In certain circumstances, a Certificate may be considered a "modified endowment contract." Under the Internal Revenue Code ("Code"), any Certificate loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY OR CERTIFICATE.

                               TABLE OF CONTENTS

SPECIAL TERMS........................................................................          5
SUMMARY..............................................................................          8
PERFORMANCE INFORMATION..............................................................         16
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS...........         19
INVESTMENT OBJECTIVES AND POLICIES...................................................         20
INVESTMENT ADVISORY SERVICES.........................................................         22
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS....................................         22
VOTING RIGHTS........................................................................         23
THE CERTIFICATE......................................................................         23
  Enrollment Form for a Certificate..................................................         23
  Free-Look Period...................................................................         24
  Conversion Privileges..............................................................         24
  Premium Payments...................................................................         25
  Allocation of Net Premiums.........................................................         25
  Transfer Privilege.................................................................         26
  Election of Death Benefit Options..................................................         27
  Guideline Premium Test and Cash Value Accumulation Test............................         27
  Death Proceeds.....................................................................         28
  Change in Death Benefit Option.....................................................         30
  Change in Face Amount..............................................................         31
  Certificate Value and Surrender Value..............................................         32
  Payment Options....................................................................         33
  Optional Insurance Benefits........................................................         33
  Surrender..........................................................................         33
  Paid-Up Insurance Option...........................................................         34
  Partial Withdrawal.................................................................         34
CHARGES AND DEDUCTIONS...............................................................         35
  Premium Expense Charge.............................................................         35
  Monthly Deduction from Certificate Value...........................................         35
  Charges Reflected in the Assets of the Separate Account............................         38
  Surrender Charge...................................................................         39
  Charges on Partial Withdrawal......................................................         40
  Transfer Charges...................................................................         41
  Charge for Change in Face Amount...................................................         41
  Other Administrative Charges.......................................................         41
CERTIFICATE LOANS....................................................................         41
CERTIFICATE TERMINATION AND REINSTATEMENT............................................         43
OTHER CERTIFICATE PROVISIONS.........................................................         44
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY......................................         46
DISTRIBUTION.........................................................................         47
REPORTS..............................................................................         48
LEGAL PROCEEDINGS....................................................................         48
FURTHER INFORMATION..................................................................         48
INDEPENDENT ACCOUNTANTS..............................................................         48
FEDERAL TAX CONSIDERATIONS...........................................................         48
  The Company and the Separate Account...............................................         49
  Taxation of the Certificates.......................................................         49
  Certificate Loans..................................................................         50
  Modified Endowment Contracts.......................................................         50
MORE INFORMATION ABOUT THE GENERAL ACCOUNT...........................................         50
YEAR 2000 DISCLOSURE.................................................................         52

FINANCIAL STATEMENTS.................................................................         53
APPENDIX A -- OPTIONAL BENEFITS......................................................        A-1
APPENDIX B -- PAYMENT OPTIONS........................................................        B-1
APPENDIX C -- ILLUSTRATIONS OF SUM INSURED, CERTIFICATE VALUES AND ACCUMULATED
 PREMIUMS............................................................................        C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES...............................        D-1
UNAUDITED FINANCIAL STATEMENTS.......................................................       UF-1
FINANCIAL STATEMENTS.................................................................        F-1

                                 SPECIAL TERMS

AGE: The Insured's age as of the nearest birthday measured from a Certificate anniversary.

BENEFICIARY: The person(s) designated by the owner of the Certificate to receive the insurance proceeds upon the death of the Insured.

CERTIFICATE CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Death Benefit Option.

CERTIFICATE VALUE: The total amount available for investment under a Certificate at any time. It is equal to the sum of (a) the value of the Units credited to a Certificate in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Certificate.

COMPANY: First Allmerica Financial Life Insurance Company.

DATE OF ISSUE: The date set forth in the Certificate used to determine the Monthly Processing Date, Certificate months, Certificate years, and Certificate anniversaries.

DEATH BENEFIT: The amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Death Benefit will depend on the Death Benefit Option chosen, but will always be at least equal to the Face Amount.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Death Benefit Option, less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate.

DEBT: All unpaid Certificate loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Certificate Owner and returned to the Principal Office, that the Certificate Owner has received the Certificate and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, satisfactory to the Company, that is used to determine the Insured's Underwriting Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Certificate is set forth in the specifications pages of the Certificate.

FINAL PREMIUM PAYMENT DATE: The Certificate anniversary nearest the Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Certificate.

GENERAL ACCOUNT: All the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date for the specified Death Benefit, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Certificates), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Certificate and any

Certificate riders. The Death Benefit Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

INSURANCE AMOUNT AT RISK: The Death Benefit less the Certificate Value.

ISSUANCE AND ACCEPTANCE: The date the Company mails the Certificate if the enrollment form is approved with no changes requiring your consent; otherwise, the date the Company receives your written consent to any changes.

LOAN VALUE: The maximum amount that may be borrowed under the Certificate.

MINIMUM DEATH BENEFIT: The minimum Death Benefit required to qualify the Certificate as "life insurance" under federal tax laws. The Minimum Death Benefit varies by Age. It is calculated by multiplying the Certificate Value by a percentage determined by the Insured's Age.

MONTHLY DEDUCTION: Charges deducted monthly from the Certificate Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by rider, the monthly Certificate administrative charge, the monthly Separate Account administrative charge and the monthly mortality and expense risk charge.

MONTHLY DEDUCTION SUB-ACCOUNT: A Sub-Account of the Separate Account to which the payor that you name under the Payor Option may allocate Net Premiums to pay all or a portion of the insurance charges and administrative charges. The Monthly Deduction Sub-Account is currently the Sub-Account which invests in the Money Market Fund of Allmerica Investment Trust.

MONTHLY PROCESSING DATE: The date on which the Monthly Deduction is deducted from Certificate Value.

NET PREMIUM: An amount equal to the premium less any premium expense charge.

PAID-UP INSURANCE: Life insurance coverage for the life of the Insured, with no further premiums due.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Certificate Value will be allocated. If you do not, the Company will allocate the deduction or Certificate Value among the General Account and the Sub-Accounts, excluding the Monthly Deduction Sub-Account, in the same proportion that the Certificate Value in the General Account and the Certificate Value in each Sub-Account bear to the total Certificate Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: A subdivision of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Series of Delaware Group Premium Fund, Inc. or the Money Market Fund of Allmerica Investment Trust.

SURRENDER VALUE: The amount payable upon a full surrender of the Certificate. It is the Certificate Value, less any Debt and any surrender charges.

UNDERLYING FUNDS ("FUNDS"): The Decatur Total Return Series, Devon Series, DelCap Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Series, Delchester Series, Capital Reserves Series, Strategic Income Series and Cash Reserve Series of Delaware Group Premium Fund, Inc. and the Money Market Fund of Allmerica Investment Trust.

UNDERWRITING CLASS: The risk classification that the Company assigns the Insured based on the information in the enrollment form and any other Evidence of Insurability considered by the Company. The Insured's Underwriting Class will affect the cost of insurance charge and the amount of premium required to keep the Certificate in force.

UNIT: A measure of your interest in a Sub-Account.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Certificate is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The interval between two consecutive Valuation Dates.

WRITTEN REQUEST: A request by the Certificate Owner in writing, satisfactory to the Company.

YOU OR YOUR: The Certificate Owner, as shown in the enrollment form or the latest change filed with the Company.

                                    SUMMARY

THE CERTIFICATE

The Certificate issued under a group flexible premium variable life Policy offered by this Prospectus allows you, subject to certain limitations, to make premium payments in any amount and frequency. As long as the Certificate remains in force, it will provide for:

    - life insurance coverage on the named Insured;

    - Certificate Value;

    - surrender rights and partial withdrawal rights;

    - loan privileges; and

    - in some cases, additional insurance benefits available by rider for an additional charge.

The Certificates provide Death Benefits, Certificate Values, and other features traditionally associated with life insurance policies. The Certificates are "variable" because, unlike the fixed benefits of ordinary whole life insurance, the Certificate Value will, and under certain circumstances the Death Proceeds may, increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. They are "flexible premium" Certificates, because, unlike traditional insurance policies, there is no fixed schedule for premium payments. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause a Certificate to lapse, nor will making the planned premium payments guarantee that a Certificate will remain in force. Thus, you may, but are not required to, pay additional premiums.

The Certificate will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you.

SURRENDER CHARGES

At any time that a Certificate is in effect, a Certificate Owner may elect to surrender the Certificate and receive its Surrender Value. A surrender charge may be calculated upon issuance of the Certificate and upon each increase in the Face Amount. The surrender charge may be imposed, depending on the group to which the Policy is issued, for up to 15 years from the Date of Issue or any increase in the Face Amount and you request a full surrender or a decrease in the Face Amount.

SURRENDER CHARGES FOR THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Certificate is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge of up to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums received up to the Guideline Annual Premium, depending on the group to which the Policy is issued. In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per thousand dollars of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge remains level for up to 24 Certificate months, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. If you surrender the Certificate during the first two years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the actual surrender charge imposed may be less than the maximum. See THE CERTIFICATE -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."

SURRENDER CHARGES FOR AN INCREASE IN FACE AMOUNT

A separate surrender charge may apply to and be calculated for each increase in Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge of up to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums associated with the increase, up to the Guideline Annual Premium for the increase. In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per thousand dollars of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

This maximum surrender charge with respect to an increase remains level for up to 24 Certificate months following the increase, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. During the first two Certificate years following an increase in Face Amount, before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the actual surrender charge with respect to the increase may be less than the maximum. See THE CERTIFICATE -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."

In the event of a decrease in the Face Amount, any surrender charge imposed is a fraction of the charge that would apply to a full surrender of the Certificate. See THE CERTIFICATE -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."

PREMIUM EXPENSE CHARGE

A charge may be deducted from each premium payment for state and local premium taxes paid by the Company, to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes, and for sales expenses related to the Certificates. State premium taxes generally range from 0.75% to 5%, while local premium taxes (if any) vary by jurisdiction within a state. The DAC tax deduction may range from zero to 1% of premiums, depending on the group to which the Policy is issued. The charge for distribution expenses may range from zero to 10%. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM CERTIFICATE VALUE

On the Date of Issue and each Monthly Processing Date thereafter prior to the Final Premium Payment Date, certain charges ("Monthly Deductions") will be deducted from the Certificate Value. The Monthly Deduction includes a charge for cost of insurance, a charge for the cost of any additional benefits provided by rider, and a charge for administrative expenses that may be up to $10, depending on the group to which the Policy is issued. The Monthly Deduction may also include a charge for Separate Account administrative expenses and a charge for mortality and expense risks. The Separate Account administrative charge may continue for up to 10 Certificate years and may be up to 0.25% of Certificate Value in each Sub-Account, depending on the group to which the Policy was issued. The mortality and expense risk charge may be up to 0.90% of Certificate Value in each Sub-Account.

You may specify from which Sub-Account the cost of insurance charge, the charge for Certificate administrative expenses and the charge for the cost of additional benefits provided by rider will be deducted. If the Payor Provision is in force, all cost of insurance charges and administrative charges will be deducted from the Monthly Deduction Sub-Account. If no allocation is specified, the Company will make a Pro-Rata Allocation.

The Separate Account administrative charge and the mortality and expense risk charge are assessed against each Sub-Account that generates a charge. In the event that a charge is greater than the value of the Sub-

Account to which it relates on a Monthly Processing Date, the unpaid balance will be totaled and the Company will make a Pro-Rata Allocation.

Monthly Deductions are made on the Date of Issue and on each Monthly Processing Date until the Final Premium Payment Date. No Monthly Deductions will be made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

TRANSACTION CHARGES

Each of the charges listed below is designed to reimburse the Company for administrative costs incurred in the applicable transaction.

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge, which is up to the smaller of 2% of the amount withdrawn, or $25, is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. In addition to the transaction charge, a partial withdrawal charge may also be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawal."

CHARGE FOR CHANGE IN FACE AMOUNT

For each increase or decrease in the Face Amount, a charge of $2.50 per $1,000 of increase or decrease up to $40, may be deducted from the Certificate Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the change. See THE CERTIFICATE -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Change in Face Amount."

TRANSFER CHARGE

The first twelve transfers of Certificate Value in a Certificate year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE CERTIFICATE -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs associated with changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. See CHARGES AND DEDUCTIONS -- "Other Administrative Charges."

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. See CHARGES AND DEDUCTIONS -- "Charges Reflected in the Assets of the Separate Account." The levels of fees and expenses vary among the Underlying Funds.

CERTIFICATE VALUE AND SURRENDER VALUE

The Certificate Value is the total amount available for investment under a Certificate at any time. It is the sum of the value of all Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account of the Company credited to the Certificate. The Certificate Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Certificate, interest credited to accumulations in the General Account, investment performance of the Sub-Accounts to which Certificate Value has been allocated, and partial withdrawals. The Certificate Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Certificate Value.

The Surrender Value will be the Certificate Value, less any Debt and surrender charges. The Surrender Value is relevant, for example, in the computation of the amounts available upon partial withdrawals, Certificate loans or surrender.

DEATH PROCEEDS

The Certificate provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the Insured. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Death Benefit, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Certificate month in which the Insured dies. Three Death Benefit Options are available. Under Option 1 and Option 3, the Death Benefit is the greater of the Face Amount or the applicable Minimum Death Benefit. Under Option 2, the Death Benefit is the greater of the Face Amount plus the Certificate Value or the Minimum Death Benefit. The Minimum Death Benefit is equivalent to a percentage (determined each month based on the Insured's Age) of the Certificate Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE CERTIFICATE -- "Death Proceeds."

The Death Proceeds under the Certificate may be received in a lump sum or under one of the Payment Options the Company offers. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST DEATH BENEFIT

Subject to certain limitations, you may adjust the Death Benefit, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount of the Certificate. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Certificate Value is reduced by the amount of the charge. See THE CERTIFICATE -- "Changes in Face Amount."

The minimum increase in the Face Amount will vary by group, but will in no event exceed $10,000. Any increase may also require additional Evidence of Insurability. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE CERTIFICATE -- "Free-Look Period" and "Conversion Privileges."

You may, depending on the group to which the Policy is issued, have the flexibility to add additional insurance benefits by rider. These may include the Waiver of Premium Rider, Other Insured Rider, Children's Insurance Rider, Accidental Death Benefit Rider, Option to Accelerate Benefits Rider and Exchange Option Rider. See APPENDIX A -- OPTIONAL BENEFITS.

The cost of these optional insurance benefits will be deducted from the Certificate Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

CERTIFICATE ISSUANCE

At the time of enrollment, the proposed Insured will complete an enrollment form which lists the proposed amount of insurance and indicates how much of that insurance is considered eligible for simplified underwriting. If the eligibility questions on the enrollment form are answered "No," the Company will provide immediate coverage equal to the simplified underwriting amount. If the proposed insured is in a standard premium class, any insurance in excess of the simplified underwriting amount will begin on the date the enrollment form and medical examination, if any, are completed. If the proposed Insured cannot answer the eligibility questions "No," and if the proposed Insured is not a standard risk, insurance coverage will begin only after the Company (1) approves the enrollment form, (2) the Certificate is delivered and accepted, and (3) the first premium is paid.

If any premiums are paid prior to the issuance of the Certificate, such premiums will be held in the General Account. If your enrollment form is approved and the Certificate is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Company's Principal Office. IF A CERTIFICATE IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If your Certificate provides for a full refund of the initial payment under its "Right-to-Examine Certificate" provision as required in your state, all Certificate Value in the General Account that you initially designated to go to the Sub-Accounts will be allocated to the Money Market Fund of the Trust upon Issuance and Acceptance of the Certificate. All Certificate Value will be allocated as you have chosen no later than the expiration of the period during which you may exercise the "Right-to-Examine Certificate" provision.

ALLOCATION OF NET PREMIUMS

Net Premiums are the premiums paid less any premium expense charge. The Certificate, together with its attached enrollment form, constitutes the entire agreement between you and the Company. Net Premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risk of Net Premiums allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE CERTIFICATE -- "Allocation of Net Premiums."

Premiums allocated to the General Account will earn a fixed rate of interest. Net Premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT OPTIONS

The Certificates permit Net Premiums to be allocated either to the General Account or to the Separate Account. The Separate Account is currently comprised of 42 Sub-Accounts. Of these 42 Sub-Accounts, 15 are available to the Certificates. Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Delaware Group Premium Fund, Inc. ("DGPF"), managed by Delaware International Advisers Ltd. ("Delaware International"); and Delaware Management Company, Inc. ("Delaware Management") or the Allmerica Investment Trust managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"). In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Certificates permit you to transfer Certificate Value among the available Sub-Accounts and between the Sub-Accounts and the General Account, subject to certain limitations described under THE CERTIFICATE -- "Transfer Privilege."

The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS.

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1997. For more information concerning fees and expenses, see the prospectus of the Underlying Funds.

                                                                 MANAGEMENT FEE
                                                                   (AFTER ANY                         TOTAL EXPENSES
                                                                   VOLUNTARY        OTHER FUND          (AFTER ANY
UNDERLYING FUND                                                     WAIVER)          EXPENSES     APPLICABLE LIMITATIONS)
-------------------------------------------------------------  ------------------  -------------  -----------------------
Decatur Total Return Series..................................         0.60%              0.11%             0.71%(2)
Devon Series.................................................         0.54%              0.26%             0.80%(1)(2)
DelCap Series................................................         0.63%              0.22%             0.85%(1)(2)
Social Awareness Series......................................         0.20%              0.65%             0.85%(1)(2)
REIT Series(@)...............................................         0.75%              0.10%             0.85%(1)(2)
Small Cap Value Series.......................................         0.60%              0.25%             0.85%(1)(2)
Trend Series.................................................         0.62%              0.23%             0.85%(1)(2)
International Equity Series..................................         0.75%              0.15%             0.90%(1)(2)
Emerging Markets Series......................................         0.30%              1.20%             1.50%(1)(2)
Delaware Series..............................................         0.60%              0.07%             0.67%(2)
Delchester Series............................................         0.60%              0.10%             0.70%(2)
Capital Reserves Series......................................         0.60%              0.15%             0.75%(2)
Strategic Income Series......................................         0.22%              0.58%             0.80%(1)(2)
Cash Reserve Series..........................................         0.50%              0.14%             0.64%(2)
Money Market Fund............................................         0.27%              0.08%             0.35%(4)

(@) Estimated after expense reimbursement.

(1) For the fiscal year ended December 31, 1997, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.91% for Devon Series, 0.87% for DelCap Series, 1.40% for Social Awareness Series (formerly known as "Quantum Series"), 0.90% for Small Cap Value Series (formerly known as "Value Series"), 0.88% for Trend Series, 90% for International Equity Series, 2.45% for Emerging Markets Series, and 1.23% for Strategic Income Series.

(2) The investment adviser for the Decatur Total Return Series,, Devon Series, DelCap Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, Inc. ("Delaware Management"). The investment adviser for the International Equity Series and Emerging Markets Series is Delaware International Advisers Ltd. ("Delaware International"). Effective November 1, 1998 through April 30, 1999, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the Emerging Markets Series; 0.95% for the International Equity Series; 85% for DelCap Series, Social Awareness Series, REIT Series, Small Cap Value Series and Trend series, and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to assume that the new voluntary limitations took effect on January 1, 1997. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.

(3) Effective July 1, 1997, Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to limit total annual expenses of the fund to 0.95%. This limitation replaces a prior limitation of 0.80% that expired on June 30, 1997. The new limitation will be in effect through April 30, 1999. The fee ratios shown above have been adjusted to assume that the new voluntary limitation took effect on January 1, 1997. In 1997, the actual ratio of total annual expenses of the International Equity Series was 0.85%, and the actual management fee ratio was 0.70%.

(4) Until further notice, AFIMS has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses of this Fund was less than its expense limitation throughout 1997.

FREE-LOOK PERIOD

The Certificate provides for an initial Free-Look Period. You may cancel the Certificate by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of (a) 45 days after the enrollment form for the Certificate is signed, (b) 10 days after you receive the Certificate, or
(c) 10 days (20 or 30 days if required in your state) after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

If your Certificate provides for a full refund of the initial premium under its "Right-to-Examine Certificate" provision as required in your state, your refund will be the greater of (a) your entire premium, or (b) the Certificate Value plus deductions under the Certificate, or by the Underlying Funds for taxes, charges or fees. If your Certificate does not provide for a full refund of the initial premium, you will receive the Certificate Value in the Separate Account, plus premiums paid, including fees and charges, minus the amounts allocated to the Separate Account, plus the fees and charges imposed on amounts in the Separate Account. After an increase in the Face Amount, a right to cancel the increase also applies. See THE CERTIFICATE -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Certificate months after the Date of Issue, subject to certain restrictions, you may convert this Certificate to a flexible premium fixed adjustable life insurance Certificate by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Certificate months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance Certificate to you. The new Certificate will have the same face amount, issue Age, Date of Issue, and risk classifications as the original Certificate. See THE CERTIFICATE -- "Conversion Privileges."

PARTIAL WITHDRAWAL

After the first Certificate year, you may make partial withdrawals in a minimum amount of $500 from the Certificate Value. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawal," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge may also be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Certificate year in excess of 10% of the Certificate Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Certificate's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE CERTIFICATE -- "Partial Withdrawal" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawal."

LOAN PRIVILEGE

You may borrow against the Certificate Value. The total amount you may borrow is the Loan Value. Loan Value in the first Certificate year is 75% of an amount equal to the Certificate Value less surrender charge, Monthly Deductions, and interest on the Certificate loan to the end of the Certificate year. Thereafter, Loan Value is 90% of an amount equal to Certificate Value less the surrender charge.

Certificate loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Certificate Value equal to the Certificate loan will be transferred from the appropriate Sub-Accounts to the General Account, and will earn monthly interest at an effective annual rate of at least

6%. Therefore, a Certificate loan may have a permanent impact on the Certificate Value even though it is eventually repaid. Although the loan amount is a part of the Certificate Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Certificate loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Certificate year. If interest is not paid when due, it will be added to the loan balance. Certificate loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See CERTIFICATE LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Certificates. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth certificate anniversary, Certificate Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

CERTIFICATE LAPSE AND REINSTATEMENT

Failure to make premium payments will not cause a Certificate to lapse unless:
(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any, or (b) Debt exceeds the Certificate Value. A 62-day grace period applies to each situation. Subject to certain conditions (including Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules and the payment of sufficient premium), the Certificate may be reinstated at any time within three years after the expiration of the grace period and prior to the Final Premium Payment Date. See CERTIFICATE TERMINATION AND REINSTATEMENT.

TAX TREATMENT

The Certificate is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on the Certificate Value withdrawn from the Certificate only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Certificate years, however, an "interest-first" rule applies to any distribution of cash that is required under Section 7702 of the Code because of a reduction in benefits under the Certificate. Death Proceeds under the Certificate are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Certificate Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Certificates."

The Certificate offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test. A Certificate fails to satisfy the seven-pay test if the cumulative premiums paid under the Certificate at any time during the first seven Certificate years, or within seven years of a material change in the Certificate, exceed the sum of the net level premiums that would have been paid, had the Certificate provided for paid-up future benefits after the payment of seven level premiums. If the Certificate is considered a modified endowment contract, all distributions (including Certificate loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. With certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

The Certificate summarizes the provisions of the group Policy under which it is issued, which has the purpose of providing insurance protection for the Beneficiary named therein. References to Certificate rights and features are intended to represent a Certificate Owner's rights and benefits under the group Policy. This Summary is intended to provide only a very brief overview of the more significant aspects of the Certificate. Further detail is provided in this Prospectus, the Certificate and the group Policy. No claim is made that the Certificate is in any way similar or comparable to a systematic investment plan of a mutual fund.

                            PERFORMANCE INFORMATION

The Certificates were first offered to the public in 1995. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Underlying Funds have been in existence (Tables I(A) and I(B)). The results for any period prior to the Certificates being offered will be calculated as if the Certificates had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in Table I) under a "representative" Certificate that is surrendered at the end of the applicable period. For more information on charges under the Certificates, see CHARGES AND DEDUCTIONS.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

The Company may provide information on various topics of interest to Certificate Owners and prospective Certificate Owners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
          NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CERTIFICATE

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Certificate charges (including surrender charges) for a representative Certificate. It is assumed that the Insured is male (unisex rates), Age 36, standard (non-smoker) Premium Class, that the Face Amount of the Certificate is $250,000, that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Certificate year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Certificate at the end of the applicable period.

                                                                                          TEN YEARS
                                                                FOR YEAR                   OR SINCE
                                                                 ENDED         FIVE       INCEPTION
UNDERLYING FUND                                                 12/31/97       YEARS      (IF LESS)
------------------------------------------------------------  ------------  -----------  ------------
Decatur Total Return Series.................................      -90.25%       12.90%         9.10%
Devon Series................................................         N/A          N/A        -95.46%
DelCap Series...............................................     -100.00%        5.93%         6.05%
Social Awareness Series.....................................         N/A          N/A        -94.81%
REIT Series.................................................         N/A          N/A           N/A
Small Cap Value Series......................................      -88.56%         N/A          9.31%
Trend Series................................................      -98.73%         N/A          6.70%
International Equity Series.................................     -100.00%         N/A          4.50%
Emerging Markets Series.....................................         N/A          N/A       -100.00%
Delaware Series.............................................      -94.30%        7.93%         9.57%
Delchester Series...........................................     -100.00%        3.90%         6.37%
Capital Reserves Series.....................................     -100.00%       -0.88%         2.56%
Strategic Income Series.....................................         N/A          N/A       -100.00%
Cash Reserve Series.........................................     -100.00%       -2.57%         0.75%
Money Market Fund...........................................     -100.00%       -2.30%         1.46%

The inception dates for the Underlying Funds are: 10/29/92 for the International Equity Series; 12/27/93 for the Small Cap Value and Trend Series; 7/02/91 for the DelCap Series; 7/28/88 for the Delaware Series, the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, and the Cash Reserve Series; and 5/1/97 for the Devon Series, the Social Awareness Series, the Emerging Markets Series, and the Strategic Income Series and 4/29/85 for the Money Market Fund.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
          EXCLUDING MONTHLY CERTIFICATE CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses, all Sub-Account charges, and premium tax and expense charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CERTIFICATE OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Certificate year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                 TEN YEARS
                                                                       FOR YEAR                  OR SINCE
                                                                         ENDED        FIVE       INCEPTION
UNDERLYING FUND                                                        12/31/97       YEARS      (IF LESS)
--------------------------------------------------------------------  -----------  -----------  -----------
Decatur Total Return Series.........................................      29.95%       18.96%       12.54%
Devon Series........................................................        N/A          N/A        26.62%
DelCap Series.......................................................      13.98%       11.98%       10.93%
Social Awareness Series.............................................        N/A          N/A        27.72%
REIT Series.........................................................        N/A          N/A          N/A
Small Cap Value Series..............................................      31.84%         N/A        19.00%
Trend Series........................................................      20.40%         N/A        16.48%
International Equity Series.........................................       5.75%         N/A        10.41%
Emerging Markets Series.............................................        N/A          N/A       -11.67%
Delaware Series.....................................................      25.39%       13.99%       13.00%
Delchester Series...................................................      12.72%        9.95%        9.88%
Capital Reserves Series.............................................       6.74%        5.18%        6.18%
Strategic Income Series.............................................        N/A          N/A         5.63%
Cash Reserve Series.................................................       4.26%        3.49%        4.44%
Money Market Fund...................................................       4.52%        3.77%        4.95%

The inception dates for the Underlying Funds are: 10/29/92 for the International Equity Series; 12/27/93 for the Small Cap Value and Trend Series; 7/02/91 for the DelCap Series; 7/28/88 for the Delaware Series, the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, and the Cash Reserve Series; and 5/1/97 for the Devon Series, the Social Awareness Series, the Emerging Markets Series, and the Strategic Income Series and 4/29/85 for the Money Market Fund.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                    DESCRIPTION OF THE COMPANY, THE SEPARATE
                       ACCOUNT, AND THE UNDERLYING FUNDS

THE COMPANY

The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1997, the Company and its subsidiaries had over $22.4 billion in combined assets. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Certificates are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. The Separate Account currently has 42 Sub-Accounts. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio ("Underlying Fund") of the Delaware Group Premium Fund, Inc. or the Money Market Fund of Allmerica Investment Trust.

DELAWARE GROUP PREMIUM FUND, INC.

Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. Fourteen investment portfolios are available under the Certificates: Decatur Total Return Series, Devon Series, DelCap Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series (collectively, the "Underlying Funds"). The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle, and the income or losses of one Underlying Fund have no effect on the investment performance of another Underlying Fund. Shares of the Underlying Funds are not offered to the general public but solely to separate accounts of life insurance companies.

The investment adviser for the Decatur Total Return Series, Devon Series, DelCap Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, Inc. ("Delaware Management"). The investment adviser for the International Equity Series, and the Emerging Markets Series is Delaware International Advisers Ltd. ("Delaware International").

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment funds. The Trust was established as a Massachusetts business trust on October 11, 1984 for the purpose of providing a vehicle for the investment of assets of various separate accounts established by First Allmerica, the Company or other affiliated insurance companies. One investment portfolio of the Trust ("Fund") is available under the Certificates, issuing a series of shares: the Money Market Fund. Shares of the Trust are not offered to the general public but solely to the separate account. AFIMS serves as investment adviser for the Money Market Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANY MAY BE FOUND IN THE PROSPECTUSES WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

DECATUR TOTAL RETURN SERIES -- seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income.

DEVON SERIES -- seeks current income and capital appreciation. It seeks to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes exhibit the potential for above-average dividend increases over time.

DELCAP SERIES -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

SOCIAL AWARENESS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

REIT SERIES -- seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry.

SMALL CAP VALUE SERIES -- seeks capital appreciation by investing in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis also will be placed on securities of companies that temporarily may be out of favor or whose value is not yet recognized by the market.

TREND SERIES -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective.

INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

EMERGING MARKETS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Series is an international fund. As such, under normal market conditions, at least 65% of the Series' assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three countries that are considered to be emerging or developing.

DELAWARE SERIES -- seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth.

DELCHESTER SERIES -- seeks as high a current income as possible by investing in rated and unrated corporate bonds (including high-yield bonds commonly known as "junk bonds"), U.S. government securities and commercial paper. Please read the Fund's prospectus disclosure regarding the risk factors before investing in this Series.

CAPITAL RESERVES SERIES -- seeks a high, stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.

STRATEGIC INCOME SERIES -- seeks high current income and total return. It seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities market: high yield, higher-risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. The Series also may invest in U.S. equity securities.

CASH RESERVE SERIES -- a money market fund which seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments.

MONEY MARKET FUND -- The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF CERTAIN OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH WILL BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Certificate Value in that Sub-Account, the Company will transfer it without charge on written request by you to another Sub-Account or to the General Account. The Company must receive your Written Request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer. You may then change your premium and deduction allocation percentages.

                          INVESTMENT ADVISORY SERVICES

For managing the portfolios of the Underlying Funds and making the investment decisions, investment advisers are paid an annual fee by their respective Underlying Funds. For Delaware Management, this fee is equal to 0.50% of the average daily net assets of the Cash Reserve Series; 0.60% of the average daily net assets of the Decatur Total Return Series, Delchester Series, Capital Reserves Series, Delaware Series and Devon Series; 0.65% of the average daily net assets of the Strategic Income Series and 0.75% of the average daily net assets of the DelCap Series, Small Cap Value Series, Trend Series, Social Awareness Series, and REIT Series. For Delaware International Advisors Ltd., this fee is equal to 0.75% of the average daily net assets of the International Equity Series and 1.25% of the Emerging Markets Series.

For providing its services under the Management Agreement, AFIMS will receive a fee, computed daily at an annual rate based on the average daily net asset value of the Money Market Fund as follows:

Money Market Fund                    First $50 million                    0.35%
                                     Next $200 million                    0.25%
                                     Over $250 million                    0.20%

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Certificate interest in a Sub-Account without notice to the Certificate Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other certificates or permit a conversion between certificates upon request by a Certificate Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund, or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Certificate Owners on a basis to be determined by the Company.

Shares of the Series of DGPF are also issued to variable annuity and variable life separate accounts of other unaffiliated insurance companies ("mixed and shared funding"). Shares of the Money Market Fund of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity and variable life contracts ("mixed funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life contract owners or variable annuity contract owners. Although the Company, DGPF and the Trust do not currently foresee any such disadvantages to either variable life insurance contract owners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may, by appropriate endorsement, change the Certificate to reflect the substitution or change and will notify Certificate Owners of all such changes. If the Company deems it to be in the best interest of Certificate Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Certificate Owners with Certificate Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Certificates, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account furnishing instructions to the Company. The Company will also vote shares held in the Separate Account that it owns and which are not attributable to Certificates in the same proportion.

The number of votes which a Certificate Owner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Certificate Owner's Certificate Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as (1) to cause a change in the subclassification or investment objective of one or more of the Underlying Funds, or (2) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, the Company may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter initiated by Certificate Owners or the Trustees. The Company's disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Underlying Funds. In the event the Company does disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Certificate Owners.

                                THE CERTIFICATE

ENROLLMENT FORM FOR A CERTIFICATE

Upon receipt at its Principal Office of a completed enrollment form from a prospective Certificate Owner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed Certificate Owner before a determination of insurability can be made. A Certificate cannot be issued until this underwriting procedure has been completed. The Company reserves the right to reject an enrollment form which does not meet the Company's underwriting guidelines, but in underwriting insurance, the Company shall comply with all applicable federal and state prohibitions concerning unfair discrimination.

At the time of enrollment, the proposed insured will complete an enrollment form, which lists the proposed amount of insurance and indicates how much of that insurance is considered eligible for simplified underwriting. If the eligibility questions on the enrollment form are answered "No," the Company will provide immediate coverage equal to the simplified underwriting amount. If the proposed insured is in a standard premium class, any insurance in excess of the simplified underwriting amount will begin on the date the enrollment form and medical examinations, if any, are completed. If the proposed insured cannot answer the eligibility questions "No," and if the proposed insured is not a standard risk, insurance coverage will begin only after the Company (1) approves the enrollment form, (2) the Certificate is delivered and accepted, and (3) the first premium is paid.

Pending completion of insurance underwriting and Certificate issuance procedures, any initial premiums will be held in the General Account. If the enrollment form is approved and the Certificate is issued and accepted, the initial premium held in the General Account will be credited with interest not later than the date of receipt of the premium at the Principal Office. IF THE CERTIFICATE IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Certificate provides for a full refund of the initial payment under its "Right-to-Examine Certificate" provision as required in your state, all Certificate Value in the General Account that you initially designated to go to the Sub-Accounts will be transferred to the Sub-Account investing in the Cash Reserve Series of DGPF upon Issuance and Acceptance of the Certificate. All Certificate Value will be allocated as you have chosen not later than the expiration of the period during which you may exercise the "Right-to-Examine Certificate" provision. If the "Payor Provision" is in effect, (see CERTIFICATE TERMINATION AND REINSTATEMENT -- "Payor Provisions"), Payor premiums which are not "excess premiums" will be transferred to the Monthly Deduction Sub-Account not later than three days after underwriting approval of the Certificate.

FREE-LOOK PERIOD

The Certificate provides for an initial Free-Look Period. You may cancel the Certificate by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of (a) 45 days after the enrollment form for the Certificate is signed, (b) 10 days (20 or 30 days if required in your state) after you receive the Certificate, or (c) 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

When you return the Certificate, the Company will, within seven days, mail a refund. (The refund of any premium paid by check may be delayed until the check has cleared your bank.) If the Certificate provides for a full refund of the initial premium under its "Right-to-Examine Certificate" provision as required in your state, your refund will be the greater of (a) your entire premium, or
(b) the Certificate Value plus deductions under the Certificate or by the Underlying Funds for taxes, charges or fees. If the Certificate does not provide for a full refund of the initial premium, you will receive the Certificate Value in the Separate Account, plus premiums paid, including fees and charges, minus the amounts allocated to the Separate Account, plus the fees and charges imposed on amounts in the Separate Account.

After an increase in the Face Amount, a right to cancel the increase also applies. The Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of (a) 45 days after the enrollment form for the increase is signed, (b) 10 days after you receive the new specifications pages issued for the increase, or (c) 10 days (20 or 30 days if required in your state) after the Company mails or delivers a Notice of Withdrawal Rights to you. Upon canceling the increase, you will receive a credit to the Certificate Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company will also waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount, while the Certificate is in force, you may convert your Certificate without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Certificate Value in the Separate Account to the

General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Certificate Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same face amount, issue age, date of issue, and risk classification as the original Certificate.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through an authorized agent of the Company. All premium payments after the initial premium payment are credited to the Separate Account or General Account as of date of receipt at the Principal Office.

You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Certificate to lapse. You may also make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below. Therefore, unlike conventional insurance policies, a Certificate does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule.

You may also elect to pay premiums by means of a monthly automatic payment ("MAP") procedure. Under a MAP procedure, amounts will be deducted from your checking account each month, generally on the Monthly Processing Date, and applied as a premium under the Certificate. The minimum payment permitted under MAP is $50.

Premiums are not limited as to frequency and number. However, no premium payment may be less than $100 without the Company's consent. Moreover, premium payments must be sufficient to cover the next Monthly Deduction plus loan interest accrued, or the Certificate may lapse. See CERTIFICATE TERMINATION AND REINSTATEMENT.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Certificate, if required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Death Benefit Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will only accept that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Certificate during a Certificate year. See CERTIFICATE TERMINATION AND REINSTATEMENT.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less any premium expense charge. In the enrollment form for the Certificate, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Certificate Value in more than twenty Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. If allocation changes by telephone are elected by the Certificate Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Certificate Owner identify themselves by name and identify the Certificate Owner by name, date of birth and social security number. All transfer instructions by telephone are tape recorded. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

The Certificate Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Certificate Owners should periodically review their allocations of premiums and Certificate Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Certificate Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Certificate Value held in the General Account to secure a Certificate loan may not be transferred.

All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Certificate Value in the Accounts next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in THE CERTIFICATE -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.

Transfers involving the General Account are currently permitted only if:

(a) There has been at least a ninety (90) day period since the last transfer from the General Account; and

(b) The amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Certificate.

These rules are subject to change by the Company.

DOLLAR COST AVERAGING AND AUTOMATIC REBALANCING OPTIONS

You may have automatic transfers of at least $100 each made on a periodic basis
(a) from the Sub-Account which invests in the Cash Reserve Series to one or more of the other Sub-Accounts ("Dollar Cost Averaging Option"), or (b) to automatically reallocate Certificate Value among the Sub-Accounts ("Automatic Rebalancing Option"). Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. However, if the 15th is not a business day or is the Monthly Processing Date, the automatic transfer will be processed on the next business day. The Dollar Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITATIONS

The transfer privilege is subject to the consent of the Company. The Company reserves the right to impose limitations on transfers including, but not limited to: (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

The first twelve transfers in a Certificate year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Certificate year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the twelve free transfers allowed in each Certificate year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Certificate loan or material change in investment policy will not count towards the twelve free transfers.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a minimum death benefit in relation to cash value for a Certificate to qualify as life insurance. Under current federal tax law, either the Guideline Premium test or the Cash Value Accumulation test can be used to determine if the Certificate complies with the definition of "life insurance" in
Section 7702 of the Code. At the time of application, the Employer may elect either of the tests.

The Guideline Premium test limits the amount of premiums payable under a Certificate to a certain amount for an insured of a particular age and sex. Under the Guideline Premium test, the Certificate Owner may choose between Death Benefit Option 1 and Option 2, as described below. After issuance of the Certificate, the Certificate Owner may change the selection from Option 1 to Option 2 or vice versa. The Cash Value Accumulation test requires that the Death Benefit must be sufficient so that the cash Surrender Value, as defined in
Section 7702, does not at any time exceed the net single premium required to fund the future benefits under the Certificate. If the Cash Value Accumulation test is chosen by the employer, ONLY Death Benefit Option 3 will apply. Death Benefits Option 1 and Option 2 are NOT available under the Cash Value Accumulation test.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST

There are two main differences between the Guideline Premium test and the Cash Value Accumulation test. First, the Guideline Premium test limits the amount of premium that may be paid into a Certificate, while no such limits apply under the Cash Value Accumulation test. Second, the factors that determine the minimum Death Benefit relative to the Certificate Value are different. Required increases in the minimum Death Benefit due to growth in Certificate Value will generally be greater under the Cash Value Accumulation test than under the Guideline Premium test. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING A DEATH BENEFIT ELECTION.

OPTION 1 -- LEVEL DEATH BENEFIT

Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Minimum Death Benefit, as set forth in the table below. Under Option 1, the Death Benefit will remain level unless the Minimum Death Benefit is greater than the Face Amount, in which case the Death Benefit will vary as the Certificate Value varies. Option 1 will offer the best opportunity for the Certificate Value under a Certificate to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

OPTION 2 -- ADJUSTABLE DEATH BENEFIT

Under Option 2, the Death Benefit is equal to the greater of the Face Amount plus the Certificate Value or the Minimum Death Benefit, as set forth in the table below. The Death Benefit will, therefore, vary as the Certificate Value changes, but will never be less than the Face Amount. Option 2 will offer the best opportunity for the Certificate Owner who would like to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Certificate Value, and will decrease whenever there is a decrease in the Certificate Value, but will never go below the Face Amount.

OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST

Under Option 3, the Death Benefit will equal the Face Amount, unless the Certificate Value, multiplied by the applicable Option 3 Death Benefit Factor, results in a higher Death Benefit. A complete list of Option 3 Death Benefit Factors is set forth in the Certificate. The applicable Death Benefit Factor depends upon the sex, risk classification, and then-attained age of the Insured. The Death Benefit Factor decreases slightly from year to year as the attained age of the Insured increases. Option 3 will offer the best opportunity for the Certificate Owner who is looking for an increasing death benefit in later Certificate years and/or would like to fund the Certificate at the "seven-pay" limit for the full seven years. When the Certificate Value multiplied by the applicable Death Benefit Factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Certificate Value, and will decrease whenever there is a decrease in the Certificate Value, but will never go below the Face Amount. OPTION 3 MAY NOT BE AVAILABLE IN ALL STATES.

DEATH PROCEEDS

As long as the Certificate remains in force (see CERTIFICATE TERMINATION AND REINSTATEMENT), the Company will, upon due proof of the Insured's death, pay the Death Proceeds of the Certificate to the named Beneficiary. The Company will normally pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in a lump sum or under one or more of the payment options the Company offers. See APPENDIX B -- PAYMENT OPTIONS. The Death Proceeds payable depend on the current Face Amount and the Death Benefit Option that is in effect on the date of death. Prior to the Final Premium Payment Date, the Death Proceeds are: (a) the Death Benefit provided under Option 1, Option 2, or Option 3, whichever is in effect on the date of death; plus (b) any additional insurance on the Insured's life that is provided by rider; minus (c) any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Certificate month in which the Insured dies. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate. The amount of Death Proceeds payable will be determined as of the date of the Company's receipt of due proof of the Insured's death.

MORE INFORMATION ABOUT DEATH BENEFIT OPTIONS 1 AND 2

If the Guideline Premium Test is chosen by the Employer, the Certificate Owner may choose between Death Benefit Option 1 or Option 2. The Certificate Owner may designate the desired Death Benefit Option in the enrollment form, and may change the option once per Certificate year by Written Request. There is no charge for a change in option.

MINIMUM DEATH BENEFIT UNDER OPTION 1 AND OPTION 2

The Minimum Death Benefit under Option 1 or Option 2 is equal to a percentage of the Certificate Value as set forth below. The Minimum Death Benefit is determined in accordance with the Code regulations to ensure that the Certificate qualifies as a life insurance contract and that the insurance proceeds may be excluded from the gross income of the Beneficiary.

                          MINIMUM DEATH BENEFIT TABLE
                            (Option 1 and Option 2)

 Age of Insured                                                Percentage of
on Date of Death                                             Certificate Value
----------------------------------------------------------  -------------------
    40 and under..........................................            250%
    45....................................................            215%
    50....................................................            185%
    55....................................................            150%
    60....................................................            130%
    65....................................................            120%
    70....................................................            115%
    75....................................................            105%
    80....................................................            105%
    85....................................................            105%
    90....................................................            105%
    95 and above..........................................            100%

For the Ages not listed, the progression between the listed Ages is linear.

For any Face Amount, the amount of the Death Benefit and thus the Death Proceeds will be greater under Option 2 than under Option 1, since the Certificate Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Certificate Value will accumulate will be slower, under Option 2 than under Option 1. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

If you desire to have premium payments and investment performance reflected in the amount of the Death Benefit, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Certificate Value, you should select Option 1.

ILLUSTRATION OF OPTION 1

For purposes of this illustration, assume that the Insured is under the Age of 40, and that there is no outstanding Debt.

Under Option 1, a Certificate with a $50,000 Face Amount will generally have a Death Benefit equal to $50,000. However, because the Death Benefit must be equal to or greater than 250% of Certificate Value, if at any time the Certificate Value exceeds $20,000, the Death Benefit will exceed the $50,000 Face Amount. In this example, each additional dollar of Certificate Value above $20,000 will increase the Death Benefit by $2.50. For example, a Certificate with a Certificate Value of $35,000 will have a Minimum Death Benefit of $87,500 ($35,000 X 2.50); Certificate Value of $40,000 will produce a Minimum Death Benefit of $100,000 ($40,000 X 2.50); and Certificate Value of $50,000 will produce a Minimum Death Benefit of $125,000 ($50,000 X 2.50).

Similarly, if Certificate Value exceeds $20,000, each dollar taken out of Certificate Value will reduce the Death Benefit by $2.50. If, for example, the Certificate Value is reduced from $25,000 to $20,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $62,500 to $50,000. If at any time, however, the Certificate Value multiplied by the applicable percentage is less than the Face Amount, the Death Benefit will equal the Face Amount of the Certificate.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $50,000 Face Amount unless the Certificate Value exceeded $27,027

(rather than $20,000), and each dollar then added to or taken from Certificate Value would change the Death Benefit by $1.85.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Certificate with a Face Amount of $50,000 will generally produce a Death Benefit of $50,000 plus Certificate Value. For example, a Certificate with Certificate Value of $5,000 will produce a Death Benefit of $55,000 ($50,000 + $5,000); Certificate Value of $10,000 will produce a Death Benefit of $60,000 ($50,000 + $10,000); Certificate Value of $25,000 will produce a Death Benefit of $75,000 ($50,000 + $25,000). However, the Death Benefit must be at least 250% of the Certificate Value. Therefore, if the Certificate Value is greater than $33,333, 250% of that amount will be the Death Benefit, which will be greater than the Face Amount plus Certificate Value. In this example, each additional dollar of Certificate Value above $33,333 will increase the Death Benefit by $2.50. For example, if the Certificate Value is $35,000, the Minimum Death Benefit will be $87,500 ($35,000 X 2.50); Certificate Value of $40,000 will produce a Minimum Death Benefit of $100,000 ($40,000 X 2.50); and Certificate Value of $50,000 will produce a Minimum Death Benefit of $125,000 ($50,000 X 2.50).

Similarly, if Certificate Value exceeds $33,333, each dollar taken out of Certificate Value will reduce the Death Benefit by $2.50. If, for example, the Certificate Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000. If at any time, however, Certificate Value multiplied by the applicable percentage is less than the Face Amount plus Certificate Value, then the Death Benefit will be the current Face Amount plus Certificate Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Death Benefit must be at least
1.85 times the Certificate Value. The amount of the Death Benefit would be the sum of the Certificate Value plus $50,000 unless the Certificate Value exceeded $58,824 (rather than $33,333). Each dollar added to or subtracted from the Certificate would change the Death Benefit by $1.85.

The Death Benefit under Option 2 will always be the greater of the Face Amount plus Certificate Value or the Certificate Value multiplied by the applicable percentage.

CHANGE IN DEATH BENEFIT OPTION

Generally, if Death Benefit Option 1 or Option 2 is in effect, the Death Benefit Option in effect may be changed once each Certificate year by sending a Written Request for change to the Principal Office. The effective date of any such change will be the Monthly Processing Date on or following the date of receipt of the request. No charges will be imposed on changes in Death Benefit Options. IF OPTION 3 IS IN EFFECT, YOU MAY NOT CHANGE TO EITHER OPTION 1 OR OPTION 2.

If the Death Benefit Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Death Benefit which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Certificate Value on the date of the change). The amount of the Death Benefit will not be altered at the time of the change. However, the change in option will affect the determination of the Death Benefit from that point on, since the Certificate Value will no longer be added to the Face Amount in determining the Death Benefit. The Death Benefit will equal the new Face Amount (or, if higher, the Minimum Death Benefit). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Certificate Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Death Benefit Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and, therefore, the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made. If the Death Benefit Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Death Benefit less the Certificate Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Death Benefit at the time of the change, but will affect the determination of the Death Benefit from that point on. Because the Certificate Value will be added to the new specified Face Amount, the Death Benefit will vary with the Certificate Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Minimum Death Benefit is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Death Benefit Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

A change in Death Benefit Option may result in total premiums paid exceeding the then current maximum premium limitation determined by Internal Revenue Service Rules. In such event, the Company will pay the excess to the Certificate Owner. See THE CERTIFICATE -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Certificate at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Processing Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured is also required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than an amount determined by the Company. This amount varies by group but in no event will this amount exceed $10,000. You may not increase the Face Amount after the Insured reaches Age 80. An increase must be accompanied by an additional premium if the Certificate Value is less than $50 plus an amount equal to the sum of two Monthly Deductions. On the effective date of each increase in the Face Amount, a transaction charge of $2.50 per $1,000 of increase up to $40, will be deducted from the Certificate Value for administrative costs. The effective date of the increase will be the first Monthly Processing Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Underwriting Classes (if more than one Underwriting Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase cancelled and the charges which would not have been deducted but for the increase will be credited to the Certificate, and (2) during the first 24 months following the increase, to transfer any or all Certificate Value to the General Account free of charge. See THE CERTIFICATE -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES

The minimum amount for a decrease in the Face Amount is $10,000. By current Company practice, the Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Certificate would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Certificate Value may be returned to the Certificate Owner (at your election) to the extent necessary to meet the requirements. A return of Certificate Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Underwriting Classes, both of which may affect a Certificate Owner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases successively; and (c) the initial Face Amount. This order will also be used to determine whether a surrender charge will be deducted and in what amount. If the Face Amount is decreased while the Payor Provisions apply (see CERTIFICATE TERMINATION AND REINSTATEMENT -- "Termination"), the above order may be modified to determine the cost of insurance charge. You may then reduce or eliminate any Face Amount for which you are paying the insurance charges, on a last-in/first-out basis, before you reduce or eliminate amounts of insurance which are paid by the Payor.

If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Certificate Value. On the effective date of each decrease in the Face Amount, a transaction charge of $2.50 per $1,000 of decrease, up to a maximum of $40, will be deducted from the Certificate Value for administrative costs. You may specify one Sub-Account from which the transaction charge and, if applicable, any surrender charge will be deducted. If you do not specify a Sub-Account, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount of any surrender charge deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

CERTIFICATE VALUE AND SURRENDER VALUE

The Certificate Value is the total amount available for investment and is equal to the sum of the accumulation in the General Account and the value of the Units in the Sub-Accounts. The Certificate Value is used in determining the Surrender Value (the Certificate Value less any Debt and any surrender charge). See THE CERTIFICATE -- "Surrender." There is no guaranteed minimum Certificate Value. Because Certificate Value on any date depends upon a number of variables, it cannot be predetermined. Certificate Value and Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Certificate.

CALCULATION OF CERTIFICATE VALUE

The Certificate Value is determined on the Date of Issue and on each Valuation Date. On the Date of Issue, the Certificate Value will be the Net Premiums received, plus any interest earned during the period when premiums are held in the General Account (before being transferred to the Separate Account; see THE CERTIFICATE -- "Enrollment Form for a Certificate") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Certificate Value will be:

(1) the sum of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of a Unit in that Sub-Account on that date by the number of such Units allocated to the Certificate; plus

(2) the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Certificate Value is determined by multiplying the number of Units in each Sub-Account by their value on the particular Valuation Date, adding the products, and adding accumulations in the General Account, if any.

THE UNIT

You allocate the Net Premiums among the Sub-Accounts. Allocations to the Sub-Accounts are credited to the Certificate in the form of Units. Units are credited separately for each Sub-Account.

The number of Units of each Sub-Account credited to the Certificate is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Unit as of the Valuation Date the payment is received at the Principal Office. The number of Units will remain fixed unless changed by a subsequent split of Unit value, transfer, partial withdrawal or surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Units equal in value to the amount deducted.

The dollar value of a Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of a Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of a Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b), where

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any; and

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period.

The net investment factor may be greater or less than one. Therefore, the value of a Unit may increase or decrease. You bear the investment risk. Subject to applicable state and federal laws, the Company reserves the right to change the methodology used to determine the net investment factor. Allocations to the General Account are not converted into Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

PAYMENT OPTIONS

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the payment options then offered by the Company. These payment options are also available at the Final Premium Payment Date and if the Certificate is surrendered. If no election is made, the Company will pay the Death Proceeds in a single sum. See APPENDIX B -- PAYMENT OPTIONS.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Certificate by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

SURRENDER

You may at any time surrender the Certificate and receive its Surrender Value. The Surrender Value is the Certificate Value, less Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Certificate are received at the Principal

Office. A surrender charge may be deducted when a Certificate is surrendered if less than 15 full Certificate years have elapsed from the Date of Issue of the Certificate or from the effective date of any increase in the Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a lump sum or under one of the payment options the Company offers. See APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments."

For important tax considerations which may result from surrender see FEDERAL TAX CONSIDERATIONS.

PAID-UP INSURANCE OPTION

On Written Request, you may elect life insurance coverage, usually for a reduced amount, for the life of the Insured with no further premiums due. The Paid-Up Insurance will be the amount that the Surrender Value can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. If the Surrender Value exceeds the net single premium, we will pay the excess to you. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex certificates) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING CERTIFICATE OWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the Paid-Up Insurance benefit will be computed differently from the net Death Benefit and the Death Benefit options will not apply

    - We will not allow transfers of Certificate Value from the General Account back to the Separate Account

    - You may not make further payments

    - You may not increase or decrease the Face Amount or make partial withdrawals

    - Riders will continue only with our consent

You may, after electing Paid-Up Insurance, surrender the Certificate for its net cash value. The guaranteed cash value is the net single premium for the Paid-Up Insurance at the Insured's attained Age. The net cash value is the cash value less any outstanding Debt. We will transfer the Certificate Value in the Separate Account to the General Account on the date we receive Written Request to elect the option.

On election of Paid-Up Insurance, the Certificate often will become a modified endowment contract. If a Certificate becomes a modified endowment contract, Certificate loans, partial withdrawals or surrender will receive unfavorable federal tax treatment. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

PARTIAL WITHDRAWAL

Any time after the first Certificate year, you may withdraw a portion of the Surrender Value of the Certificate, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges On Partial Withdrawal." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments." For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted to compensate the Company for providing the insurance benefits set forth in the Certificate and any additional benefits added by rider, providing servicing, incurring distribution expenses, and assuming certain risks in connection with the Certificates. Certain of the charges described below may be reduced for Certificates issued in connection with a specific group under a non-qualified benefit plan. Charges and deductions may vary based on criteria, for example, such as the purpose for which the Certificates are purchased, the size of the benefit plan and the expected number of participants, the underwriting characteristics of the group, the levels and types of administrative services provided to the benefit plan and participants, and anticipated aggregate premium payments. From time to time the Company may modify both the amounts and criteria for reductions, which will not be unfairly discriminatory against any person.

PREMIUM EXPENSE CHARGE

A charge may be deducted from each premium payment for state and local premium taxes paid by the Company. State premium taxes generally range from 0.75% to 5%, while local premium taxes (if any) vary by jurisdiction within a state. The Company guarantees that the charge for premium taxes will not exceed 10%. Upon request, the Company may permit all or part of the Premium Expense Charge to be deducted as part of the Monthly Deductions. The premium tax charge may change when either the applicable jurisdiction changes or the tax rate within the applicable jurisdiction changes. The Company should be notified of any change in address of the Insured as soon as possible.

Additional charges are made to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes and for distribution expenses related to the Certificates. The DAC tax deduction may range from zero to 1% of premiums, depending on the group to which the Policy is issued. The charge for distribution expenses may range from zero to 10%. The distribution charge may vary, depending upon such factors, for example, as the type of the benefit plan, average number of participants, average Face Amount of the Certificates, anticipated average annual premiums, and the actual distribution expenses incurred by the Company.

MONTHLY DEDUCTION FROM CERTIFICATE VALUE

On the Date of Issue and each Monthly Processing Date thereafter prior to the Final Premium Payment Date, certain charges ("Monthly Deduction") will be deducted from the Certificate Value. The Monthly Deduction includes a charge for cost of insurance, a charge for the cost of any additional benefits provided by rider and a charge for Certificate administrative expenses that may be up to $10, depending on the group to which the Policy is issued. The Monthly Deduction may also include a charge for Separate Account administrative expenses and a charge for mortality and expense risks. The Separate Account administrative charge may continue for up to 10 Certificate years and may be up to 0.25% of Certificate Value in each Sub-Account, depending on the group to which the Policy was issued. The mortality and expense risk charge may be up to 0.90% of Certificate Value in each Sub-Account. The Monthly Deduction on or following the effective date of a requested change in the Face Amount will also include a charge of $2.50 per $1,000 of increase or decrease, to a maximum of $40, for administrative costs associated with the change. See "Charge for Change in Face Amount."

You may specify from which Sub-Account the cost of insurance charge, the charge for Certificate administrative expenses and the charge for the cost of additional benefits provided by rider will be deducted. If the Payor Provision is in force, all cost of insurance charges and administrative charges will be deducted from the Monthly Deduction Sub-Account. If no allocation is specified, the Company will make a Pro-Rata Allocation.

The Separate Account administrative charge and the mortality and expense risk charge are assessed against each Sub-Account that generates a charge. In the event that a charge is greater than the value of the Sub-Account to which it relates on a Monthly Processing Date, the Company will make a Pro-Rata Allocation of the unpaid balance.

Monthly Deductions are made on the Date of Issue and on each Monthly Processing Date until the Final Premium Payment Date. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in the Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month and from group to group.

CALCULATION OF THE CHARGE

If Death Benefit Option 2 is in effect, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If Death Benefit Option 1 or Option 3 is in effect, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Certificate Value (minus charges for rider benefits) at the beginning of the Certificate month. Thus, the cost of insurance charge may be greater if Death Benefit Option 2 is in effect than if Death Benefit Option 1 or Option 3 is in effect, assuming the same Face Amount in each case and assuming that the Minimum Death Benefit is not in effect.

In other words, since the Death Benefit under Option 1 or Option 3 remains constant while the Death Benefit under Option 2 varies with the Certificate Value, any Certificate Value increases will reduce the insurance charge under Option 1 or Option 3, but not under Option 2.

If Death Benefit Option 2 is in effect, the monthly insurance charge for each increase in the Face Amount (other than an increase caused by a change in Death Benefit Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If Death Benefit Option 1 or Option 3 is in effect, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Certificate Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Certificate month.

If the Minimum Death Benefit is in effect under any Option, a monthly cost of insurance charge will also be calculated for that portion of the Death Benefit which exceeds the current Face Amount. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Minimum Death Benefit (Certificate Value times the applicable percentage), minus

    - the greater of the Face Amount or the Certificate Value under Death Benefit Option 1 or Option 3, or

    - the Face Amount plus the Certificate Value under Death Benefit Option 2.

When the Minimum Death Benefit is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth in the preceding two paragraphs.

The monthly cost of insurance charge will also be adjusted for any decreases in the Face Amount. See THE CERTIFICATE -- "Change in Face Amount: Decreases."

COST OF INSURANCE RATES

This Certificate is sold to eligible individuals who are members of a non-qualified benefit plan having a minimum, depending on the group, of five or more members. A portion of the initial Face Amount may be issued on a guaranteed or simplified underwriting basis. The amount of this portion will be determined for each group, and may vary based on characteristics within the group.

The determination of the Underwriting Class for the guaranteed or simplified issue portion will, in part, be based on the type of group; the number of persons eligible to participate in the plan; expected percentage of eligible persons participating in the plan; and the amount of guaranteed or simplified underwriting insurance to be issued. Larger groups, higher participation rates and occupations with historically favorable mortality rates will generally result in the individuals within that group being placed in a more favorable Underwriting Class.

Cost of insurance rates are based on a blended unisex rate table, Age and Underwriting Class of the Insured at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less any debt and any partial withdrawals and withdrawal charges. For those Certificates issued on a unisex basis, sex-distinct rates do not apply. The cost of insurance rates are determined at the beginning of each Certificate year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Certificate. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker, Non-smoker or Uni-smoker, for unisex Certificates) and the Insured's Age. The tables used for this purpose may set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Underwriting Class whose Certificates have been in force for the same length of time.

The Underwriting Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Underwriting Classes, standard Underwriting Classes and substandard Underwriting Classes. In an otherwise identical Certificate, an Insured in the preferred Underwriting Class will have a lower cost of insurance than an Insured in a standard Underwriting Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Underwriting Class with a higher mortality risk. The Underwriting Classes may be divided into two categories or aggregated: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Underwriting Class. Any Insured with an Age at issuance under 18 will be classified initially as regular, unless substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Underwriting Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Underwriting Class previously applicable. On the other hand, if the Insured's Underwriting Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY CERTIFICATE ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly Certificate administrative charge of up to $10 per month, depending on the group to which the Policy was issued, will be deducted from the Certificate Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Certificate, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Certificate. These expenses include the cost of processing enrollment forms, conducting medical examinations, determining insurability and the Insured's Underwriting Class, and establishing Certificate records. The Company does not expect to derive a profit from these charges.

MONTHLY SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

The Company can make an administrative charge on an annual basis of up to 0.25% of the Certificate Value in each Sub-Account. The duration of this charge can be for up to 10 years. This charge is designed to reimburse the Company for the costs of administering the Separate Account and Sub-Accounts. The charge is not expected to be a source of profit. The administrative expenses assumed by the Company in connection with the Separate Account and Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

MONTHLY MORTALITY AND EXPENSE RISK CHARGE

The Company can make a mortality and expense risk charge on an annual basis of up to 0.90% of the Certificate Value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Certificates. The total charges may be different between groups and increased or decreased within a group, subject to compliance with applicable state and federal requirements, but may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will, therefore, pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Certificates will exceed the amounts realized from the administrative charges provided in the Certificates. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

CHARGES REFLECTED IN THE ASSETS OF THE SEPARATE ACCOUNT

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and Statements of Additional Information of DGPF and the Trust have additional information concerning such fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Certificate Value in the Sub-Accounts.

SURRENDER CHARGE

The Certificate may provide for a contingent surrender charge. A separate surrender charge, described in more detail below, may be calculated upon the issuance of the Certificate and for each increase in the Face Amount. The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Certificate. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Certificate, including agents' commissions, advertising and the printing of the prospectus and sales literature.

A surrender charge may be deducted if you request a full surrender of the Certificate or a decrease in the Face Amount. The duration of the surrender charge may be up to 15 years from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge calculated upon issuance of the Certificate is an amount up to the sum of (a) plus (b), where
(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums received up to the Guideline Annual Premium. In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per thousand dollars of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge remains level for up to 24 Certificate months, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

If you surrender the Certificate during the first two years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 30% (less any premium expense charge not associated with state and local premium taxes) of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

A separate surrender charge may apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is up to the sum of (a) plus (b), where (a) is up to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of up to 50% (less any premium expense charge not associated with state and local premium taxes) of premiums associated with the increase, up to the Guideline Annual Premium for the increase. In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per thousand dollars of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge.

The maximum surrender charge for the increase remains level for up to 24 Certificate months, reduces uniformly each month for the balance of the surrender charge period, and is zero thereafter. During the first two Certificate years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of increase in the Face Amount, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 30% (less any premium expense charge not associated with state and local premium taxes) of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below. Additional premium payments may not be required to fund a requested increase in the Face Amount.

Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies whereby the Certificate Value will be allocated between the initial Face Amount and the increase. Subsequent premium payments are allocated between the initial Certificate and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Certificate Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums would also be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Certificate Value associated with the increase will equal the portion of Certificate Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES, for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Certificate. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Certificate), the surrender charge will be applied in the following order:
(1) the most recent increase; (2) the next most recent increases successively; and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

CHARGES ON PARTIAL WITHDRAWAL

After the first Certificate year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000. A transaction charge which is the smaller of 2% of the amount withdrawn, or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge.

A partial withdrawal charge may also be deducted from Certificate Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Certificate Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Certificate year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. There will be no partial withdrawal charge if there is no surrender charge on the date of withdrawal (i.e., 15 years have passed from the Date of Issue and from the effective date of any increase in the Face Amount).

This right is not cumulative from Certificate year to Certificate year. For example, if only 8% of Certificate Value was withdrawn in Certificate year two, the amount you could withdraw in subsequent Certificate years would not be increased by the amount you did not withdraw in the second Certificate year.

The Certificate's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted, by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for an example illustrating the calculation of the charges on partial withdrawal and their impact on the surrender charges.

TRANSFER CHARGES

The first twelve transfers in a Certificate year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it will never exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Certificate year. See THE CERTIFICATE -- "Transfer Privilege."

You may have automatic transfers of at least $100 made on a periodic basis, every 1, 2 or 3 months (a) from the Sub-Accounts which invest in the Money Market Fund of the Trust, to one or more of the other Sub-Accounts, or (b) to reallocate Certificate Value among the Sub-Accounts. The first automatic transfer counts as one transfer towards the twelve free transfers allowed in each Certificate year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Certificate Value within 20 days of the Date of Issue of the Certificate, any resulting transfer of Certificate Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the twelve free transfers in a Certificate year. See THE CERTIFICATE -- "Conversion Privileges" and CERTIFICATE LOANS.

CHARGE FOR CHANGE IN FACE AMOUNT

For each increase or decrease in the Face Amount you request, a transaction charge of $2.50 per $1,000 of increase or decrease, to a maximum of $40, may be deducted from the Certificate Value to reimburse the Company for administrative costs associated with the change. This charge is guaranteed not to increase, and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge (not to exceed $25) for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

                               CERTIFICATE LOANS

Loans may be obtained by request to the Company on the sole security of the Certificate. The total amount which may be borrowed is the Loan Value. In the first Certificate year, the Loan Value is 75% of Certificate Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on the loan to the end of the Certificate year. The Loan Value in the second Certificate year and thereafter is 90% of an amount equal to Certificate Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan. The loan amount will normally be paid within seven days after the Company receives the loan request at its Principal Office, but the Company may delay payments under certain circumstances. See OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments."

A Certificate loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. Certificate Value in each Sub-Account equal to the Certificate loan allocated to such Sub-Account will be transferred to the General Account, and the number of Units equal to the Certificate Value so transferred will be cancelled. This will reduce the Certificate Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN THE GENERAL ACCOUNT

As long as the Certificate is in force, Certificate Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year (7.5% for preferred loans). The current credited rate is 7.1%; 8% for preferred loans. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH CERTIFICATE VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Certificate. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Certificate anniversary, Certificate Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Interest accrues daily, and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Certificate year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and bear interest at the same rate. After the due and unpaid interest is added to the loan amount, if the new loan amount exceeds the Certificate Value in the General Account, the Company will transfer Certificate Value equal to that excess loan amount from the Certificate Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Certificate Value in each Sub-Account bears to the total Certificate Value in all Sub-Accounts.

REPAYMENT OF DEBT

Loans may be repaid at any time prior to the lapse of the Certificate. Upon repayment of Debt, the portion of the Certificate Value that is in the General Account securing the Debt repaid will be allocated to the various Accounts and increase the Certificate Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Certificate Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed Certificate Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Certificate Value less the surrender charge, the Certificate will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Certificate will terminate with no value. See CERTIFICATE TERMINATION AND REINSTATEMENT.

EFFECT OF CERTIFICATE LOANS

Although Certificate loans may be repaid at any time prior to the lapse of the Certificate, Certificate loans will permanently affect the Certificate Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Accounts is less than or greater than the interest credited to the Certificate Value in the General Account attributable to the loan.

Moreover, outstanding Certificate loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the Insured.

                   CERTIFICATE TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Certificate to lapse unless:

    - the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

    - if Debt exceeds the Certificate Value.

If one of these situations occurs, the Certificate will be in default. You will then have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Certificate. If the Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Certificate month in which the Insured dies and any other overdue charges will be deducted from the Death Proceeds.

PAYOR PROVISIONS

Subject to approval in the state in which the Certificate was issued, if you name a "Payor" in your enrollment form supplement, the following "Payor Provisions" will apply:

The Payor may designate what portion, if any, of each payment of a premium is "excess premium." You may allocate the excess premium among the General Account and Sub-Accounts. The remaining Payor's premium which is not excess premium ("Payor's premium") will automatically be allocated to the Monthly Deduction Sub-Account, from which the Monthly Deduction charges will be made. Payor premiums are initially held in the General Account, and will be transferred to the Monthly Deduction Sub-Account not later than three days after underwriting approval of the Certificate. No Certificate loans, partial withdrawals or transfers may be made from the amount in the Monthly Deduction Sub-Account attributable to Payor's premiums.

If the amount in the Monthly Deduction Sub-Account attributable to Payor's premiums is insufficient to cover the next Monthly Deduction, the Company will send to the Payor a notice of the due date and amount of premium which is due. The premium may be paid during a grace period of 62 days, beginning on the premium due date. If the necessary premium is not received by the Company within 31 days of the end of the grace period, a second notice will be sent to the Payor. A 31-day grace period notice at this time will also be sent to you if the Certificate Value is insufficient to cover the Monthly Deductions then due.

If the amount in the Monthly Deduction Sub-Account attributable to Payor premiums is insufficient to cover the Monthly Deductions due at the end of the grace period, the balance of such Monthly Deductions will be withdrawn on a Pro-Rata Allocation from the Certificate Value, if any, in the General Account and the Sub-Accounts.

A lapse occurs if the Certificate Value is insufficient, at the end of the grace period, to pay the Monthly Deductions which are due. The Certificate terminates on the date of lapse. Any Death Benefit payable during the grace period will be reduced by any overdue charges.

The above Payor Provisions, if applicable, are in lieu of the grace-period notice and default provisions applicable when the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued. However, they do not apply if Debt exceeds the Certificate Value. See the discussion under "Termination," above. You or the Payor may, upon Written Request, discontinue the above Payor Provisions. If the Payor makes a written request to discontinue the Payor Provisions, the Company will send you a notice of the discontinuance to your last known address.

REINSTATEMENT

If the Certificate has not been surrendered and the Insured is alive, the terminated Certificate may be reinstated anytime within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Processing Date following the date you submit the following to the Company:

    - a written enrollment form for reinstatement,

    - Evidence of Insurability; and

    - a premium that, after the deduction of the premium expense charge, is large enough to cover the Monthly Deductions for the three-month period beginning on the date of reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which should have been in effect had the Certificate remained in force from the Date of Issue.

CERTIFICATE VALUE ON REINSTATEMENT

The Certificate Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Certificate increased by interest from the date the payment was received at the Principal Office; PLUS

    - an amount equal to the Certificate Value less Debt on the date of default; MINUS

    - the Monthly Deduction due on the date of reinstatement. You may reinstate any Debt outstanding on the date of default or foreclosure.

                          OTHER CERTIFICATE PROVISIONS

The following Certificate provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

CERTIFICATE OWNER

The Certificate Owner is the Insured unless another Certificate Owner has been named in the enrollment form or the Certificate. The Certificate Owner is generally entitled to exercise all rights under the Certificate while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Certificate, the Beneficiary has no rights in the Certificate before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Certificate Owner (or the Certificate Owner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionately.

ASSIGNMENT

The Certificate Owner may assign a Certificate as collateral or make an absolute assignment of the Certificate. All rights under the Certificate will be transferred to the extent of the assignee's interest. The Consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Certificate. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

INCONTESTABILITY

The Company will not contest the validity of a Certificate after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any rider or any increase in the Face Amount after such rider or increase has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Certificate, without interest, less any outstanding Debt and less any partial withdrawals. If the Insured commits suicide, within two years from the effective date of any increase in the Death Benefit, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE

If the Insured's Age as stated in the enrollment form for the Certificate is not correct, benefits under the Certificate will be adjusted to reflect the correct Age, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Death Benefit be reduced to less than the Minimum Death Benefit.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Certificate loan and transfers may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Certificate of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal, or death of the Insured, as well as payments of Certificate loans and transfers from the General Account, for a period not to exceed six months.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION
WITH COMPANY                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------  --------------------------------------------------------
Bruce C. Anderson                   Director (since 1996) and Vice President (since 1984) of
  Director and Vice President       First Allmerica

Abigail M. Armstrong                Secretary (since 1996) and Counsel (since 1991) of First
  Secretary and Counsel             Allmerica

Warren E. Barnes                    Vice President and Corporate Controller (since 1998) of
  Vice President and Corporate      First Allmerica; Vice President and Co-Controller (since
  Controller                        1997) of First Allmerica; Vice President and Assistant
                                    Controller (1996 to 1997) of First Allmerica; Assistant
                                    Vice President and Assistant Controller (1995 to 1996)
                                    of First Allmerica; Assistant Vice President Corporate
                                    Accounting and Reporting (1993 to 1995) of First
                                    Allmerica

Robert E. Bruce                     Director and Chief Information Officer (since 1997),
  Director, Vice President and      Vice President (since 1995) of First Allmerica; and
  Chief Information Officer         Corporate Manager (1979 to 1995) of Digital Equipment
                                    Corporation

John P. Kavanaugh                   Director and Chief Investment Officer (since 1996) and
  Director, Vice President and      Vice President (since 1991) of First Allmerica
  Chief Investment Officer

John F. Kelly                       Director (since 1996), General Counsel (since 1981),
  Director, Senior Vice President,  Senior Vice President (since 1986), and Assistant
  General Counsel and Assistant     Secretary (since 1986) of First Allmerica
  Secretary

J. Barry May                        Director (since 1996) of First Allmerica; Director and
  Director                          President (since 1996), Vice President (1993 to 1996)
                                    and General Manager (1989 to 1993) of The Hanover
                                    Insurance Company

James R. McAuliffe                  Director (since 1996) of First Allmerica; Director
  Director                          (since 1992), President (since 1994), and CEO (since
                                    1996) of Citizens Insurance Company of America; Vice
                                    President (1982 to 1994), and Chief Investment Officer
                                    (1986 to 1994) of First Allmerica

John F. O'Brien                     Director, Chairman of the Board, President and Chief
  Director, Chairman of the Board,  Executive Officer (since 1989) of First Allmerica
  President and Chief Executive
  Officer

Edward J. Parry, III                Director and Chief Financial Officer (since 1996), Vice
  Director, Vice President, Chief   President and Treasurer (since 1993), and Assistant Vice
  Financial Officer and Treasurer   President (1992 to 1993) of First Allmerica

NAME AND POSITION
WITH COMPANY                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------  --------------------------------------------------------
Richard M. Reilly                   Director (since 1996), Vice President (since 1990) of
  Director and Vice President       First Allmerica; Director (since 1990) of Allmerica
                                    Investments, Inc.; and Director and President (since
                                    1990) of Allmerica Financial Investment Management
                                    Services, Inc.

Robert P. Restrepo, Jr.             Director and Vice President (since 1998) of First
  Director and Vice President       Allmerica; Chief Executive Officer (1996 to 1998) of
                                    Travelers Property & Casualty; Senior Vice President
                                    (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                    Director (since 1996), Vice President (since 1990), and
  Director and Vice President       Chief Financial Officer (1990 to 1996) of First
                                    Allmerica

Phillip E. Soule                    Director (since 1996) and Vice President (since 1987) of
  Director and Vice President       First Allmerica

                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect subsidiary of the Company, acts as the principal underwriter of the Certificates pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Certificates are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., or of independent broker-dealers.

The Company pays commissions to broker-dealers and registered representatives which sell the Certificates based on a commission schedule. After issue of a Certificate or an increase in the Face Amount, commissions may be up to 25% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions may be up to 10% of any additional premiums. Alternative compensation schedules, which may include ongoing annual compensation of up to 0.50% of Certificate Value, are available based on premium payments and the level of enrollment and ongoing administrative services provided to participants and benefit plans by the broker-dealer or registered representative. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 2.5% of first-year, or 4% of renewal premiums. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales related criteria. Other payments may be made for other services that do not directly involve the sales of the Certificates. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the commission and other sales expenses through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, through a portion of the premium expense charge, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to the Certificate Owners or to the Separate Account. Any surrender charge assessed on a Certificate will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments (other than payments made pursuant to the MAP procedure), changes in the specified Face Amount, changes in the Death Benefit Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you. The annual statement will summarize all of the above transactions and deductions of charges during the Certificate year. It will also set forth the status of the Death Proceeds, Certificate Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Certificate loan(s).

In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Funds as required by the 1940 Act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Certificate and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and the financial statements of the Group VEL Account of the Company as of December 31, 1997 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Certificates.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Certificate, on loans, withdrawals, or surrenders, on Death Benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely, and possibly retroactively, affect the taxation of the Certificates. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Certificates is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the

Certificate Owner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the enrollment form of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code of 1986, and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company will review periodically the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE CERTIFICATES

The Company believes that the Certificates described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Certificate Value to the Insurance Amount at Risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in Certificate Value is not taxable until received by the Certificate Owner or the Certificate Owner's designee. See MODIFIED ENDOWMENT CONTRACTS.

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Certificate for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Certificate Owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Certificates may need to be modified to comply with such regulations. For these reasons, the Certificates or the Company's administrative rules may be modified as necessary to prevent a Certificate Owner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Death Benefit Option, change in the Face Amount, lapse with Certificate loan outstanding, or assignment of the Certificate may have tax consequences. In particular, under specified conditions, a distribution under the Certificate during the first 15 years from Date of Issue that reduces future benefits under the Certificate will be taxed to the Certificate Owner as ordinary income to the extent of any investment earnings in the Certificate. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Insured, Certificate Owner, or Beneficiary.

CERTIFICATE LOANS

The Company believes that non-preferred loans received under a Certificate will be treated as indebtedness of the Certificate Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Certificate Owner while the Certificate is in force. See MODIFIED ENDOWMENT CONTRACTS. However, there is a risk that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether a loan with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may revoke your request for a preferred loan.

Section 264 of the Code restricts the deduction of interest on policy or certificate loans. Consumer interest paid on policy or certificate loans under an individually owned policy or certificate is not tax deductible. Generally, no tax deduction for interest is allowed on policy or certificate loans, if the insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any policies or certificates covering the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or
(b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance certificate, including a Certificate offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A certificate fails to satisfy the seven-pay test if the cumulative premiums paid under the certificate at any time during the first seven certificate years, or within seven years of a material change in the certificate, exceed the sum of the net level premiums that would have been paid, had the certificate provided for paid-up future benefits after the payment of seven level premiums.

If the Certificate is considered a modified endowment contract, all distributions under the Certificate will be taxed on an "income-first" basis. Most distributions received by a Certificate Owner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the Certificate) will be includible in gross income to the extent that the cash Surrender Value of the Certificate exceeds the Certificate Owner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the Certificate Owner's basis in the Certificate. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Certificate Owner during any 12-month period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Certificate is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Certificate does not satisfy the seven-pay test, the Company will notify the Certificate Owner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Certificate anniversary, or the Certificate will be permanently classified as a modified endowment contract.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Certificate Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this Section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the

Certificate and the General Account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE

The Company bears the full investment risk for amounts allocated to the General Account and guarantees that interest credited to each Certificate Owner's Certificate Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate"). (Under the Certificate, the Guaranteed Minimum Rate may be higher than 4%.)

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of the Guaranteed Minimum Rate, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Certificate Value associated with the premium becomes security for a Certificate loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE CERTIFICATE VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CERTIFICATE OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Certificate Value which is equal to Debt. However, such Certificate Value will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Processing Date, the Certificate Value in the General Account will be the amount of the Net Premiums allocated or Certificate Value transferred to the General Account, plus interest at the Guaranteed Minimum Rate, plus any excess interest which the Company credits, less the sum of all Certificate charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

THE CERTIFICATE

This Prospectus describes certificates issued under a flexible premium variable life insurance Certificate, and is generally intended to serve as a disclosure document only for the aspects of the Certificate relating to the Separate Account. For complete details regarding the General Account, see the Certificate itself.

TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND CERTIFICATE LOANS

If a Certificate is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed if such event occurs before the Certificate, or an increase in the Face Amount, has been in force for 15 Certificate years. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Certificate.

Partial withdrawals are made on a last-in/first-out basis from Certificate Value allocated to the General Account.

The first twelve transfers in a Certificate year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Certificate year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

Certificate loans may also be made from the Certificate Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Certificate loans payable from the General Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

                              YEAR 2000 DISCLOSURE

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.

The Company has initiated formal communications with all of its significant suppliers and large customers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the impact of a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material adverse effect on the Company. The Company does not believe that it has material exposure to contingencies related to the Year 2000 issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

The Company will utilize both internal and external resources to reprogram or replace, and test both information technology and embedded technology systems for Year 2000 modifications. The Company plans to complete the mission critical elements of the Year 2000 by December 31, 1998. The cost of the Year 2000 project will be expensed as incurred over the next two years and is being funded primarily through a reallocation of resources from discretionary projects. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. Through September 30, 1998, the Company and its subsidiaries have incurred and expensed approximately $47 million related to the assessment of, and preliminary efforts in connection with, the project and the development of a remediation plan. The total remaining cost of the project is estimated at between $30-40 million.

The Company's contingency plans related to the Year 2000 issue are addressed in a plan developed jointly with an outside vendor. The plan contains immediate steps to keep business functions operating while unforeseen Year 2000 issues are being addressed. It outlines responses to situations that may affect critical business functions and also provides triage guidance, a documented order of actions to respond to problems. During the triage process, business priorities are established and "Critical Points of Failure" are identified as having a significant impact on the business. The Company's contingency plans are designed to keep a business unit's operation functioning in the event of a failure or delay due to Year 2000 record format and date calculation changes.

The costs of the project and the date on which the Company plans to complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events including the continued availability of certain resources, third party modification plans and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Separate Account are included in this Prospectus beginning immediately after the Appendices. The financial statements of the Company and for the Separate Account should be considered only as bearing on the ability of the Company to meet its obligations under the Certificate. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements for the sub-accounts investing in the portfolios of DGPF and the Trust are not included because sales have not yet begun.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. The following supplemental benefits are available for issue under the Certificate for an additional charge.

WAIVER OF PREMIUM RIDER

This Rider provides that, during periods of total disability continuing for more than the period of time specified in the Rider, the Company will add to the Certificate Value each month an amount selected by you or the amount necessary to maintain the Certificate in force, whichever is greater. This benefit is subject to the Company's maximum issue benefits. Its cost may change yearly.

OTHER INSURED RIDER

This Rider provides a term insurance benefit for up to five Insureds. At present, this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Certificate.

CHILDREN'S INSURANCE RIDER

This Rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

ACCIDENTAL DEATH BENEFIT RIDER

This Rider pays an additional benefit for death resulting from a covered accident prior to the Certificate anniversary nearest the Insured's Age 70.

OPTION TO ACCELERATE BENEFITS RIDER

This Rider permits part of the proceeds of the Certificate to be available before death if the Insured becomes terminally ill and, depending on the group to which the Policy is issued, may also pay part of the proceeds if the Insured is permanently confined to a nursing home.

EXCHANGE OPTION RIDER

This Rider allows you to use the Certificate to insure a different person, subject to Company guidelines.

EXCHANGE TO TERM INSURANCE RIDER

This Rider allows a Certificate Owner which is a corporation, a corporate grantor trust, or a corporate assignee in the case of a split dollar arrangement, to exchange the Certificate prior to the third Certificate anniversary for a five-year non-convertible term insurance policy. An exchange credit will be paid to the Certificate Owner or the corporate assignee in the case of a corporate-sponsored collateral assignment split dollar arrangement.

CERTAIN OF THESE RIDERS MAY NOT BE AVAILABLE IN ALL STATES.

                                   APPENDIX B
                                PAYMENT OPTIONS

PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options then offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected.

If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Death Benefit.

The amounts payable under a payment option are paid from the General Account. These amounts are not based on the investment experience of the Separate Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to your and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds becomes payable.

                                   APPENDIX C
                ILLUSTRATIONS OF SUM INSURED, CERTIFICATE VALUES
                            AND ACCUMULATED PREMIUMS

The following tables illustrate the way in which the Certificate's Sum Insured and Certificate Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Certificate issued to a person, Age 30, under a standard Premium Class and qualifying for the non-smoker discount, and a Certificate issued to a person, Age 45, under a standard Premium Class and qualifying for the non-smoker discount. The tables illustrate the guaranteed cost of insurance rates and the current cost of insurance rates as presently in effect.

The tables illustrate the Certificate Values that would result based upon the assumptions that no Certificate loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Certificate year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the Guideline Annual Premium were invested each year to earn interest (after taxes) at 5% compounded annually.

The Certificate Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Certificate years. The values would also be different depending on the allocation of the Certificate's total Certificate Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and the Certificate Values take into account the deduction from premium for the premium expense charge, the Monthly Deduction from Certificate Value, and the daily charge against the Separate Account for mortality and expense risks. In both the Current Cost of Insurance Charges tables and the Guaranteed Cost of Insurance Charges tables, the Separate Account charge for mortality and expense risks is equivalent to an effective annual rate of 0.90% of the average daily value of the assets in the Separate Account attributable to the Certificates.

EXPENSES OF THE UNDERLYING FUNDS

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Fund. The actual fees and expenses of each Underlying Fund vary and, in 1997, ranged from an annual rate of 0.35% to an annual rate of 1.50% of average daily net assets. The fees and expenses associated with the Certificate may be more or less than 0.85% in the aggregate, depending upon how you make allocations of the Certificate Value among the Sub-Accounts.

For the fiscal year ended December 31, 1997, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.91% for Devon Series, 0.87% for DelCap Series, 1.40% for Social Awareness Series (formerly known as "Quantum Series"), 0.90% for Small

Cap Value Series (formerly known as "Value Series"), 0.88% for Trend Series, 90% for International Equity Series, 2.45% for Emerging Markets Series, and 1.23% for Strategic Income Series.

The investment adviser for the Decatur Total Return Series,, Devon Series, DelCap Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, Inc. ("Delaware Management"). The investment adviser for the International Equity Series and Emerging Markets Series is Delaware International Advisers Ltd. ("Delaware International"). Effective November 1, 1998 through April 30, 1999, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the Emerging Markets Series; 0.95% for the International Equity Series; 85% for DelCap Series, Social Awareness Series, REIT Series, Small Cap Value Series and Trend Series, and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to assume that the new voluntary limitations took effect on January 1, 1997. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.

Effective July 1, 1997, Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to limit total annual expenses of the fund to 0.95%. This limitation replaces a prior limitation of 0.80% that expired on June 30, 1997. The new limitation will be in effect through April 30, 1999. In 1997, the actual ratio of total annual expenses of the International Equity Series was 0.85%, and the actual management fee ratio was 0.70%.

Until further notice, AFIMS has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses of this Fund was less than its expense limitation throughout 1997.

NET ANNUAL RATES OF INVESTMENT

Taking into account the 0.90% charge to the Separate Account and the assumed 0.85% charge for the Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.75%, 4.25%, 10.25%, respectively.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASSIFICATION, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45

                                                SPECIFIED FACE AMOUNT = $250,000

                                                            SUM INSURED OPTION 1

                       CURRENT COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       4,410           0     3,383   250,000       218      3,603   250,000       438      3,823     250,000
   2       9,041       2,827     6,680   250,000     3,479      7,333   250,000     4,159      8,013     250,000
   3      13,903       7,761     9,892   250,000     9,063     11,194   250,000    10,473     12,604     250,000
   4      19,008      11,951    13,017   250,000    14,122     15,188   250,000    16,570     17,636     250,000
   5      24,368      16,054    16,054   250,000    19,321     19,321   250,000    23,155     23,155     250,000
   6      29,996      19,003    19,003   250,000    23,597     23,597   250,000    29,211     29,211     250,000
   7      35,906      21,857    21,857   250,000    28,015     28,015   250,000    35,855     35,855     250,000
   8      42,112      24,619    24,619   250,000    32,583     32,583   250,000    43,149     43,149     250,000
   9      48,627      27,286    27,286   250,000    37,306     37,306   250,000    51,162     51,162     250,000
   10     55,469      29,856    29,856   250,000    42,187     42,187   250,000    59,969     59,969     250,000
   11     62,652      32,325    32,325   250,000    47,231     47,231   250,000    69,654     69,654     250,000
   12     70,195      34,661    34,661   250,000    52,414     52,414   250,000    80,288     80,288     250,000
   13     78,114      36,861    36,861   250,000    57,742     57,742   250,000    91,975     91,975     250,000
   14     86,430      38,929    38,929   250,000    63,227     63,227   250,000   104,842    104,842     250,000
   15     95,161      40,855    40,855   250,000    68,870     68,870   250,000   119,022    119,022     250,000
   16    104,330      42,630    42,630   250,000    74,674     74,674   250,000   134,664    134,664     250,000
   17    113,956      44,274    44,274   250,000    80,667     80,667   250,000   151,959    151,959     250,000
   18    124,064      45,775    45,775   250,000    86,854     86,854   250,000   171,102    171,102     250,000
   19    134,677      47,121    47,121   250,000    93,239     93,239   250,000   192,319    192,319     250,000
   20    145,821      48,298    48,298   250,000    99,829     99,829   250,000   215,838    215,838     263,323
 Age 60   95,161      40,855    40,855   250,000    68,870     68,870   250,000   119,022    119,022     250,000
 Age 65  145,821      48,298    48,298   250,000    99,829     99,829   250,000   215,838    215,838     263,323
 Age 70  210,477      50,806    50,806   250,000   135,998    135,998   250,000   373,712    373,712     433,506
 Age 75  292,995      45,739    45,739   250,000   179,400    179,400   250,000   628,295    628,295     672,275

(1) Assumes a $4,200 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45

                                                SPECIFIED FACE AMOUNT = $250,000

                                                            SUM INSURED OPTION 1

                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       4,410           0     3,001   250,000         0      3,209   250,000        33      3,418     250,000
   2       9,041       2,046     5,899   250,000     2,650      6,504   250,000     3,281      7,134     250,000
   3      13,903       6,561     8,692   250,000     7,752      9,883   250,000     9,046     11,177     250,000
   4      19,008      10,307    11,373   250,000    12,279     13,345   250,000    14,509     15,574     250,000
   5      24,368      13,942    13,942   250,000    16,891     16,891   250,000    20,364     20,364     250,000
   6      29,996      16,396    16,396   250,000    20,522     20,522   250,000    25,584     25,584     250,000
   7      35,906      18,723    18,723   250,000    24,228     24,228   250,000    31,269     31,269     250,000
   8      42,112      20,913    20,913   250,000    28,004     28,004   250,000    37,463     37,463     250,000
   9      48,627      22,956    22,956   250,000    31,841     31,841   250,000    44,211     44,211     250,000
   10     55,469      24,836    24,836   250,000    35,729     35,729   250,000    51,564     51,564     250,000
   11     62,652      26,546    26,546   250,000    39,664     39,664   250,000    59,589     59,589     250,000
   12     70,195      28,079    28,079   250,000    43,641     43,641   250,000    68,360     68,360     250,000
   13     78,114      29,422    29,422   250,000    47,656     47,656   250,000    77,961     77,961     250,000
   14     86,430      30,571    30,571   250,000    51,706     51,706   250,000    88,495     88,495     250,000
   15     95,161      31,512    31,512   250,000    55,787     55,787   250,000   100,073    100,073     250,000
   16    104,330      32,218    32,218   250,000    59,880     59,880   250,000   112,817    112,817     250,000
   17    113,956      32,667    32,667   250,000    63,973     63,973   250,000   126,874    126,874     250,000
   18    124,064      32,823    32,823   250,000    68,041     68,041   250,000   142,411    142,411     250,000
   19    134,677      32,639    32,639   250,000    72,052     72,052   250,000   159,624    159,624     250,000
   20    145,821      32,069    32,069   250,000    75,980     75,980   250,000   178,755    178,755     250,000
 Age 60   95,161      31,512    31,512   250,000    55,787     55,787   250,000   100,073    100,073     250,000
 Age 65  145,821      32,069    32,069   250,000    75,980     75,980   250,000   178,755    178,755     250,000
 Age 70  210,477      21,977    21,977   250,000    93,658     93,658   250,000   310,038    310,038     359,644
 Age 75  292,995           0         0   250,000   104,267    104,267   250,000   520,162    520,162     556,573

(1) Assumes a $4,200 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 30

                                                 SPECIFIED FACE AMOUNT = $75,000

                                                            SUM INSURED OPTION 2

                       CURRENT COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       1,470         248     1,172    76,172       323      1,247    76,247       398      1,322      76,322
   2       3,014       1,273     2,323    77,323     1,496      2,546    77,546     1,728      2,778      77,778
   3       4,634       2,963     3,452    78,452     3,409      3,899    78,899     3,893      4,383      79,383
   4       6,336       4,315     4,560    79,560     5,063      5,308    80,308     5,905      6,150      81,150
   5       8,123       5,646     5,646    80,646     6,773      6,773    81,773     8,095      8,095      83,095
   6       9,999       6,710     6,710    81,710     8,299      8,299    83,299    10,236     10,236      85,236
   7      11,969       7,752     7,752    82,752     9,885      9,885    84,885    12,594     12,594      87,594
   8      14,037       8,772     8,772    83,772    11,535     11,535    86,535    15,189     15,189      90,189
   9      16,209       9,769     9,769    84,769    13,250     13,250    88,250    18,045     18,045      93,045
   10     18,490      10,743    10,743    85,743    15,032     15,032    90,032    21,187     21,187      96,187
   11     20,884      11,694    11,694    86,694    16,884     16,884    91,884    24,646     24,646      99,646
   12     23,398      12,622    12,622    87,622    18,807     18,807    93,807    28,451     28,451     103,451
   13     26,038      13,527    13,527    88,527    20,806     20,806    95,806    32,640     32,640     107,640
   14     28,810      14,407    14,407    89,407    22,880     22,880    97,880    37,249     37,249     112,249
   15     31,720      15,265    15,265    90,265    25,035     25,035   100,035    42,323     42,323     117,323
   16     34,777      16,098    16,098    91,098    27,272     27,272   102,272    47,906     47,906     122,906
   17     37,985      16,906    16,906    91,906    29,593     29,593   104,593    54,051     54,051     129,051
   18     41,355      17,690    17,690    92,690    32,002     32,002   107,002    60,814     60,814     135,814
   19     44,892      18,448    18,448    93,448    34,501     34,501   109,501    68,258     68,258     143,258
   20     48,607      19,181    19,181    94,181    37,094     37,094   112,094    76,452     76,452     151,452
 Age 60   97,665      24,740    24,740    99,740    68,599     68,599   143,599   220,552    220,552     295,552
 Age 65  132,771      25,818    25,818   100,818    88,389     88,389   163,389   364,042    364,042     444,131
 Age 70  177,576      25,101    25,101   100,101   110,805    110,805   185,805   594,888    594,888     690,070
 Age 75  234,759      21,701    21,701    96,701   135,237    135,237   210,237   966,859    966,859   1,041,859

(1) Assumes a $1,400 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE
                                                               NON-SMOKER AGE 30
                                                 SPECIFIED FACE AMOUNT = $75,000
                                                            SUM INSURED OPTION 2
                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1       1,470         198     1,123   76,123        272      1,196    76,196       345      1,269      76,269
   2       3,014       1,173     2,223   77,223      1,390      2,440    77,440     1,616      2,666      77,666
   3       4,634       2,813     3,302   78,302      3,245      3,735    78,735     3,714      4,203      79,203
   4       6,336       4,115     4,360   79,360      4,837      5,082    80,082     5,651      5,895      80,895
   5       8,123       5,393     5,393   80,393      6,480      6,480    81,480     7,754      7,754      82,754
   6       9,999       6,403     6,403   81,403      7,932      7,932    82,932     9,799      9,799      84,799
   7      11,969       7,389     7,389   82,389      9,440      9,440    84,440    12,047     12,047      87,047
   8      14,037       8,350     8,350   83,350     11,004     11,004    86,004    14,516     14,516      89,516
   9      16,209       9,285     9,285   84,285     12,624     12,624    87,624    17,229     17,229      92,229
   10     18,490      10,193    10,193   85,193     14,303     14,303    89,303    20,209     20,209      95,209
   11     20,884      11,074    11,074   86,074     16,041     16,041    91,041    23,482     23,482      98,482
   12     23,398      11,926    11,926   86,926     17,839     17,839    92,839    27,076     27,076     102,076
   13     26,038      12,751    12,751   87,751     19,701     19,701    94,701    31,025     31,025     106,025
   14     28,810      13,545    13,545   88,545     21,626     21,626    96,626    35,363     35,363     110,363
   15     31,720      14,311    14,311   89,311     23,617     23,617    98,617    40,129     40,129     115,129
   16     34,777      15,044    15,044   90,044     25,673     25,673   100,673    45,363     45,363     120,363
   17     37,985      15,747    15,747   90,747     27,798     27,798   102,798    51,115     51,115     126,115
   18     41,355      16,416    16,416   91,416     29,992     29,992   104,992    57,434     57,434     132,434
   19     44,892      17,051    17,051   92,051     32,255     32,255   107,255    64,377     64,377     139,377
   20     48,607      17,651    17,651   92,651     34,590     34,590   109,590    72,006     72,006     147,006
 Age 60   97,665      20,974    20,974   95,974     61,577     61,577   136,577   204,515    204,515     279,515
 Age 65  132,771      19,860    19,860   94,860     76,860     76,860   151,860   334,640    334,640     409,640
 Age 70  177,576      15,342    15,342   90,342     91,650     91,650   166,650   541,536    541,536     628,181
 Age 75  234,759       5,398     5,398   80,398    103,195    103,195   178,195   870,477    870,477     945,477

(1) Assumes a $1,400 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45
                                                SPECIFIED FACE AMOUNT = $250,000
                                                            SUM INSURED OPTION 3
                       CURRENT COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------      GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        -------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER  CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE    VALUE (2)   BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ---------  ---------  ---------
   1      13,818       7,346    11,628   250,000     8,070     12,351   250,000     8,794     13,076     250,000
   2      28,327      17,576    23,042   250,000    19,754     25,220   250,000    22,019     27,485     250,000
   3      43,561      32,116    34,247   250,000    36,497     38,629   250,000    41,238     43,369     250,000
   4      59,557      44,179    45,245   250,000    51,537     52,602   250,000    59,818     60,884     250,000
   5      76,353      56,041    56,041   250,000    67,169     67,169   250,000    80,204     80,204     250,000
   6      93,989      66,640    66,640   250,000    82,359     82,359   250,000   101,501    101,501     272,022
   7     112,506      77,041    77,041   250,000    98,195     98,195   255,307   124,864    124,864     324,645
   8     131,950      87,252    87,252   250,000   114,621    114,621   288,844   150,490    150,490     379,235
   9     152,365      97,277    97,277   250,000   131,653    131,653   321,233   178,596    178,596     435,775
   10    173,801     107,096    107,096  253,817   149,305    149,305   353,853   209,410    209,410     496,302
   11    196,309     116,680    116,680  268,363   167,595    167,595   385,469   243,186    243,186     559,327
   12    219,943     126,011    126,011  281,005   186,513    186,513   415,924   280,156    280,156     624,748
   13    244,758     135,094    135,094  291,802   206,073    206,073   445,119   320,613    320,613     692,524
   14    270,814     143,930    143,930  302,254   226,295    226,295   475,219   364,877    364,877     766,242
   15    298,173     152,521    152,521  311,144   247,187    247,187   504,262   413,287    413,287     843,105
   16    326,899     160,858    160,858  320,107   268,748    268,748   534,808   466,183    466,183     927,704
   17    357,062     168,975    168,975  326,123   291,046    291,046   561,719   524,067    524,067   1,011,449
   18    388,733     176,865    176,865  332,505   314,080    314,080   590,470   587,356    587,356   1,104,228
   19    421,988     184,527    184,527  337,684   337,864    337,864   618,292   656,534    656,534   1,201,458
   20    456,905     191,965    191,965  341,698   362,418    362,418   645,105   732,138    732,138   1,303,205
 Age 60  298,173     152,521    152,521  311,144   247,187    247,187   504,262   413,287    413,287     843,105
 Age 65  456,905     191,965    191,965  341,698   362,418    362,418   645,105   732,138    732,138   1,303,205
 Age 70  659,493     225,487    225,487  356,269   496,405    496,405   784,319  1,226,225  1,226,225  1,937,436
 Age 75  918,052     253,296    253,296  359,680   650,333    650,333   923,473  1,985,022  1,985,022  2,818,731

(1) Assumes a $13,160 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                GROUP VARIABLE EXCEPTIONAL LIFE PLUS CERTIFICATE

                                                               NON-SMOKER AGE 45

                                                SPECIFIED FACE AMOUNT = $250,000

                                                            SUM INSURED OPTION 3

                      GUARANTEED COST OF INSURANCE CHARGES

         PREMIUMS         HYPOTHETICAL 0%                HYPOTHETICAL 6%
         PAID PLUS    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN             HYPOTHETICAL 12%
         INTEREST   ----------------------------  -----------------------------       GROSS INVESTMENT RETURN
           AT 5%                CERTIFICATE                   CERTIFICATE        ---------------------------------
 CERTIFICATE PER YEAR SURRENDER  VALUE    DEATH   SURRENDER    VALUE     DEATH   SURRENDER   CERTIFICATE   DEATH
  YEAR      (1)       VALUE       (2)    BENEFIT    VALUE       (2)     BENEFIT    VALUE     VALUE (2)    BENEFIT
 ------  ---------  ---------   -------  -------  ---------   --------  -------  ----------  ----------  ---------
   1      13,818       6,978    11,259   250,000     7,690     11,972   250,000      8,403      12,684     250,000
   2      28,327      16,835    22,301   250,000    18,969     24,435   250,000     21,189      26,655     250,000
   3      43,561      30,999    33,130   250,000    35,283     37,414   250,000     39,921      42,052     250,000
   4      59,557      42,681    43,747   250,000    49,868     50,933   250,000     57,963      59,028     250,000
   5      76,353      54,158    54,158   250,000    65,023     65,023   250,000     77,761      77,761     250,000
   6      93,989      64,368    64,368   250,000    79,715     79,715   250,000     98,431      98,431     263,794
   7     112,506      74,374    74,374   250,000    95,037     95,037   250,000    121,012     121,012     314,631
   8     131,950      84,179    84,179   250,000   110,882    110,882   279,424    145,657     145,657     367,056
   9     152,365      93,783    93,783   250,000   127,218    127,218   310,411    172,539     172,539     420,995
   10    173,801     103,187    103,187  250,000   144,035    144,035   341,362    201,827     201,827     478,329
   11    196,309     112,309    112,309  258,310   161,338    161,338   371,078    233,722     233,722     537,561
   12    219,943     121,137    121,137  270,136   179,134    179,134   399,469    268,443     268,443     598,628
   13    244,758     129,679    129,679  280,106   197,430    197,430   426,449    306,229     306,229     661,456
   14    270,814     137,929    137,929  289,651   216,220    216,220   454,062    347,318     347,318     729,368
   15    298,173     145,894    145,894  297,624   235,510    235,510   480,441    391,986     391,986     799,651
   16    326,899     153,554    153,554  305,572   255,265    255,265   507,977    440,455     440,455     876,505
   17    357,062     160,930    160,930  310,594   275,513    275,513   531,741    493,079     493,079     951,642
   18    388,733     167,998    167,998  315,835   296,206    296,206   556,867    550,097     550,097   1,034,182
   19    421,988     174,750    174,750  319,792   317,317    317,317   580,689    611,802     611,802   1,119,597
   20    456,905     181,188    181,188  322,515   338,831    338,831   603,119    678,527     678,527   1,207,777
 Age 60  298,173     145,894    145,894  297,624   235,510    235,510   480,441    391,986     391,986     799,651
 Age 65  456,905     181,188    181,188  322,515   338,831    338,831   603,119    678,527     678,527   1,207,777
 Age 70  659,493     208,608    208,608  329,601   451,563    451,563   713,469  1,099,766   1,099,766   1,737,630
 Age 75  918,052     228,308    228,308  324,197   570,587    570,587   810,233  1,705,375   1,705,375   2,421,632

(1) Assumes a $13,160 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE GENERAL ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge may be calculated upon issuance of the Certificate and upon each increase in the Face Amount. The maximum surrender charge calculated upon issuance of the Certificate is equal to $8.50 per thousand dollars of the initial Face Amount plus up to 50% (less any premium expense charge not associated with state and local premium taxes) of the Guideline Annual Premium, depending on the group to which the Policy is issued. The maximum surrender charge for an increase in the Face Amount is $8.50 per thousand dollars of increase, plus up to 50% (less any premium expense charge not associated with state and local premium taxes) of the Guideline Annual Premium for the increase. The calculation may be summarized in the following formula:

 Maximum Surrender Charge = (8.5 X Face Amount) + (up to 50% X Guideline Annual
                                    Premium)
                                       1000

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Certificate and upon each increase in the Face Amount are shown in the table. During the first two Certificate years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge remains level for up to the first 24 Certificate months, reduces uniformly for the balance of the surrender charge period, and is zero thereafter. The actual surrender charge imposed may be less than the maximum.

The Factors used in calculating the maximum surrender charges vary with the issue Age and Underwriting Class as indicated in the following table.

                 MAXIMUM SURRENDER CHARGE PER $1000 FACE AMOUNT

 Age at                                   Age at
issue or      Unisex        Unisex       issue or        Unisex        Unisex
increase     Nonsmoker      Smoker       Increase       NonSmoker      Smoker
---------  -------------  -----------  -------------  -------------  -----------

    0                          14.89            41          24.90         28.00
    1                          14.84            42          25.40         28.70
    2                          15.00            43          25.95         29.45
    3                          15.17            44          26.55         30.25
    4                          15.35            45          27.15         31.10
    5                          15.53            46          27.85         32.00
    6                          15.73            47          28.55         32.95
    7                          15.94            48          29.30         34.00
    8                          16.16            49          30.10         35.10
    9                          16.39            50          31.00         36.30
   10                          16.64            51          31.95         37.55
   11                          16.91            52          32.95         38.90
   12                          17.18            53          34.05         40.35
   13                          17.47            54          35.25         41.95
   14                          17.70            55          36.50         43.60
   15                          18.08            56          37.85         45.35
   16                          18.38            57          39.35         47.25
   17                          18.67            58          40.95         49.30
   18            17.15         18.98            59          42.70         51.50
   19            17.40         19.29            60          44.60         53.85
   20            17.65         19.62            61          46.60         56.40
   21            17.92         19.95            62          48.85         56.34
   22            18.20         20.25            63          51.25         56.26
   23            18.49         20.50            64          53.85         56.18
   24            18.80         20.75            65          56.03         56.10
   25            19.13         21.00            66          55.90         56.01
   26            19.48         21.25            67          55.74         55.90
   27            19.85         21.55            68          55.58         55.76
   28            20.24         21.85            69          55.41         55.63
   29            20.60         22.20            70          55.27         55.49
   30            20.85         22.50            71          55.12         55.38
   31            21.10         22.85            72          54.96         55.29
   32            21.40         23.25            73          54.85         55.23
   33            21.70         23.65            74          54.75         55.19
   34            22.05         24.10            75          54.64         55.16
   35            22.35         24.55            76          54.52         55.10
   36            22.75         25.05            77          54.36         55.01
   37            23.10         25.55            78          54.18         54.86
   38            23.50         26.10            79          53.97         54.68
   39            23.95         26.70            80          53.75         54.49
   40            24.40         27.35

                                    EXAMPLES

For the purposes of these examples, assume that a unisex, Age 35 non-smoker purchases a $100,000 Certificate. In this example the Guideline Annual Premium ("GAP") equals $1,032.25. The maximum surrender charge is calculated as follows:

    (1) Deferred Administrative Charge                                   $850.00
        ($8.50/$1,000 of Face Amount)

    (2) Deferred Sales Charge                                            $516.13
        (50% X GAP)
                                                          ----------------------
                                                                       $1,366.13

            Maximum surrender charge per Table (22.35 X 100)           $2,235.00

During the first two Certificate years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (1) Deferred Administrative Charge                                   $850.00
         ($8.50/$1,000 of Face Amount)

    (2) Deferred Sales Charge                                             Varies
        (not to exceed 30% of premiums received, up to one GAP, plus 9% of premiums received in excess of one GAP)

                                                             -------------------

                                                              Sum of (1) and (2)

The maximum surrender charge is $1,366.13. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Certificate Owner surrenders the Certificate in the 10th Certificate month, having paid total premiums of $900. The actual surrender charge would be $1,120.

EXAMPLE 2:

Assume the Certificate Owner surrenders the Certificate in the 120th Certificate month. Also assume that after the 24th Certificate month, the maximum surrender charge decreases by 1/156 per month, thereby reaching zero at the end of the 15th Certificate year. In this example, the maximum surrender charge would be $525.43.

FINANCIAL STATEMENTS

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                     (UNAUDITED)           (UNAUDITED)
                                                    QUARTER ENDED       NINE MONTHS ENDED
                                                    SEPTEMBER 30,         SEPTEMBER 30,
 (IN MILLIONS)                                     1998      1997       1998        1997
 -----------------------------------------------  -------   -------   ---------   ---------
 REVENUES
     Premiums...................................  $570.1    $$585.6   $$1,729.1   $$1,726.7
     Universal life and investment product
       policy fees..............................    75.0      61.4       217.2       174.8
     Net investment income......................   149.8     162.1       454.9       488.2
     Net realized investment gains..............     9.3      19.1        54.8        60.8
     Other income...............................    34.4      29.5       102.7        86.4
                                                  -------   -------   ---------   ---------
         Total revenues.........................   838.6     857.7     2,558.7     2,536.9
                                                  -------   -------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   523.9     515.1     1,548.9     1,516.1
     Policy acquisition expenses................   111.6     117.3       344.0       353.9
     Loss from cession of disability income
       business.................................    --        --         --           53.9
     Other operating expenses...................   192.7     126.8       462.8       382.6
                                                  -------   -------   ---------   ---------
         Total benefits, losses and expenses....   828.2     759.2     2,355.7     2,306.5
                                                  -------   -------   ---------   ---------
     Income before federal income taxes.........    10.4      98.5       203.0       230.4
                                                  -------   -------   ---------   ---------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current                                        13.7      34.7        59.1        67.7
     Deferred...................................   (22.0)     (7.7)      (21.8)      (11.2)
                                                  -------   -------   ---------   ---------
         Total federal income tax (benefit)
           expense..............................    (8.3)     27.0        37.3        56.5
                                                  -------   -------   ---------   ---------
 Income before minority interest................    18.7      71.5       165.7       173.9
 Minority interest..............................   (16.5)    (14.4)      (43.1)      (55.6)
                                                  -------   -------   ---------   ---------
 Net income.....................................     2.2      57.1       122.6       118.3

 OTHER COMPREHENSIVE (LOSS) INCOME
 Net (depreciation) appreciation on available
  for sale securities...........................  (125.0)     96.9       (85.8)      123.2
 Benefit (provision) for deferred federal income
  taxes.........................................    43.7     (33.9)       30.0       (43.1)
 Minority interest..............................    25.8     (19.6)       14.2       (26.4)
                                                  -------   -------   ---------   ---------
         Other comprehensive (loss) income......   (55.5)     43.4       (41.6)       53.7
                                                  -------   -------   ---------   ---------
 Comprehensive (loss) income....................  $(53.3)   $100.5    $   81.0    $  172.0
                                                  -------   -------   ---------   ---------
                                                  -------   -------   ---------   ---------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
        ( A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                       (UNAUDITED)
                                                    NINE MONTHS ENDED
                                                      SEPTEMBER 30,
 (IN MILLIONS)                                      1998        1997
 -----------------------------------------------  ---------   ---------
 COMMON STOCK
     Balance at beginning and end of period.....  $    5.0    $    5.0
                                                  ---------   ---------
 ADDITIONAL PAID IN CAPITAL
     Balance at beginning of period.............     453.7       392.5
     Lost minority interest on capital
       transactions.............................      (9.6)      --
     Balance at end of period...................     444.1       392.5
                                                  ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,567.4     1,367.4
     Net income.................................     122.6       118.3
     Dividends to shareholders..................     (50.0)      --
                                                  ---------   ---------
     Balance at end of period...................   1,640.0     1,485.7
                                                  ---------   ---------
 ACCUMULATED OTHER COMPREHENSIVE INCOME
   NET UNREALIZED APPRECIATION ON INVESTMENTS
     Balance at beginning of period.............     209.3       131.4
     Net (depreciation) appreciation on
       available for sale securities............     (85.8)      123.2
     Benefit (provision) for deferred federal
       income taxes.............................      30.0       (43.1)
     Minority interest..........................      14.2       (26.4)
                                                  ---------   ---------
         Other comprehensive (loss) income......     (41.6)       53.7
                                                  ---------   ---------
     Balance at end of period...................     167.7       185.1
                                                  ---------   ---------
         Total shareholder's equity.............  $2,256.8    $2,068.3
                                                  ---------   ---------
                                                  ---------   ---------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

                                                          (UNAUDITED)
                                                  SEPTEMBER 30,   DECEMBER 31,
 (IN MILLIONS)                                        1998            1997
 -----------------------------------------------  -------------   ------------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized
      cost of $7,535.8 and $6,992.8)............    $   7,771.5     $   7,253.5
     Equity securities at fair value (cost of
      $290.5 and $341.1)........................          371.9           479.0
     Mortgage loans.............................          561.5           567.5
     Real estate................................           25.1            50.3
     Policy loans...............................          153.4           141.9
     Other long term investments................          139.2           148.3
                                                  -------------   ------------
         Total investments......................        9,022.6         8,640.5
                                                  -------------   ------------
   Cash and cash equivalents....................          344.5           213.9
   Accrued investment income....................          138.2           141.8
   Deferred policy acquisition costs............        1,108.3           965.5
   Reinsurance receivables:
     Future policy benefits.....................          331.5           307.1
     Outstanding claims, losses and loss
      adjustment expenses.......................          611.2           626.7
     Unearned premiums..........................           45.8            32.9
     Other......................................          166.7            73.5
                                                  -------------   ------------
         Total reinsurance receivables..........        1,155.2         1,040.2
                                                  -------------   ------------
   Deferred federal income taxes................           40.2       --
   Premiums, accounts and notes receivable......          551.8           554.4
   Other assets.................................          442.9           373.0
   Closed block assets..........................          803.8           806.7
   Separate account assets......................       11,424.9         9,755.4
                                                  -------------   ------------
         Total assets...........................    $  25,032.4     $  22,491.4
                                                  -------------   ------------
                                                  -------------   ------------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits.....................    $   2,748.5     $   2,598.5
     Outstanding claims, losses and loss
      adjustment expenses.......................        2,855.8         2,825.0
     Unearned premiums..........................          883.4           846.8
     Contractholder deposit funds and other
      policy liabilities........................        2,567.1         1,852.7
                                                  -------------   ------------
         Total policy liabilities and
         accruals...............................        9,054.8         8,123.0
                                                  -------------   ------------
   Expenses and taxes payable...................          598.7           662.6
   Dividends payable to shareholders............           15.0       --
   Reinsurance premiums payable.................           77.5            37.7
   Short term debt..............................           58.5            33.0
   Deferred federal income taxes................      --                   12.9
   Long term debt...............................      --                    2.6
   Closed block liabilities.....................          878.4           885.6
   Separate account liabilities.................       11,420.4         9,749.7
                                                  -------------   ------------
         Total liabilities......................       22,103.3        19,507.1
                                                  -------------   ------------
   Minority interest............................          672.3           748.9
   Commitments and contingencies (See Note 9)

 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,000 shares issued &
     outstanding................................            5.0             5.0
   Additional paid in capital...................          444.1           453.7
   Accumulated other comprehensive income.......          167.7           209.3
   Retained earnings............................        1,640.0         1,567.4
                                                  -------------   ------------
         Total shareholder's equity.............        2,256.8         2,235.4
                                                  -------------   ------------
         Total liabilities and shareholder's
         equity.................................    $  25,032.4     $  22,491.4
                                                  -------------   ------------
                                                  -------------   ------------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                           (UNAUDITED)
                                                        NINE MONTHS ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
 (IN MILLIONS)                                        1998            1997
 -----------------------------------------------  -------------   -------------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income.................................    $     122.6     $     118.3
     Adjustments to reconcile net income to net
       cash provided by (used in) operating
       activities:
         Minority interest......................           43.1            55.6
         Net realized gains.....................          (54.4)          (61.9)
         Net amortization and depreciation......           13.3            20.3
         Deferred federal income taxes..........          (21.8)          (11.2)
         Change in deferred acquisition costs...         (143.2)         (108.8)
         Change in premiums and notes
           receivable, net of reinsurance.......           42.9            (0.9)
         Change in accrued investment income....            2.9             7.2
         Change in policy liabilities and
           accruals, net........................          211.4           (86.1)
         Change in reinsurance receivable.......         (115.0)           46.8
         Change in expenses and taxes payable...          (46.0)         (160.6)
         Separate account activity, net.........            1.2             0.2
         Loss from cession of disability income
           business.............................      --                   53.9
         Other, net.............................          (59.0)          258.1
                                                  -------------   -------------
             Net cash (used in) provided by
               operating activities.............           (2.0)          130.9
                                                  -------------   -------------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities of
       available-for-sale fixed maturities......        1,514.7         1,769.5
     Proceeds from disposals of equity
       securities...............................          228.3           126.6
     Proceeds from disposals of other
       investments..............................           78.9            96.0
     Proceeds from mortgages matured or
       collected................................          147.5           157.4
     Purchase of available-for-sale fixed
       maturities...............................       (2,086.6)       (1,835.3)
     Purchase of equity securities..............         (111.3)          (45.8)
     Purchase of other investments..............         (221.3)          (94.3)
     Capital expenditures.......................           (4.3)           (5.4)
     Other investing activities.................           (7.9)            1.2
                                                  -------------   -------------
             Net cash (used in) provided by
               investing activities.............         (462.0)          169.9
                                                  -------------   -------------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Deposits and interest credited to
       contractholder deposit funds.............        1,167.1           173.8
     Withdrawals from contractholder deposit
       funds....................................         (456.5)         (501.2)
     Change in short term debt..................           25.5             9.8
     Change in long term debt...................           (2.6)           (0.1)
     Dividends paid to shareholders.............          (35.0)           (2.4)
     Additional paid in capital.................      --                    0.1
     Purchase of Minority interest..............         (125.0)      --
                                                  -------------   -------------
             Net cash provided by (used in)
               financing activities.............          573.5          (320.0)
                                                  -------------   -------------
 Net change in cash and cash equivalents........          109.5           (19.2)
 Net change in cash held in the Closed Block....           21.1             2.8
 Cash and cash equivalents, beginning of
  period........................................          213.9           175.9
                                                  -------------   -------------
 Cash and cash equivalents, end of period.......    $     344.5     $     159.5
                                                  -------------   -------------
                                                  -------------   -------------

  The accompanying notes are an integral part of these consolidated financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or "the Company") is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The accompanying unaudited consolidated financial statements of FAFLIC have been prepared in accordance with generally accepted accounting principles for stock life insurance companies for interim financial information.

The interim consolidated financial statements of FAFLIC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC"), its wholly owned life insurance subsidiary, Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property & Casualty Companies, Inc. ("Allmerica P&C", a 70%-owned non-insurance holding company). The Closed Block assets and liabilities at September 30, 1998 and December 31, 1997 are presented in the consolidated financial statements as single line items. Results of operations for the Closed Block for the third quarter and nine month period ended September 30, 1998 and 1997 are included in other income in the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated.

Minority interest relates to the Company's investment in Allmerica P&C (APY) and its only significant subsidiary, the Hanover Insurance Company ("Hanover"). Hanover's 83.2%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The accompanying interim consolidated financial statements reflect, in the opinion of the Company's management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and results of operations. Certain reclassifications have been made to the 1997 consolidated statements of income in order to conform to the 1998 presentation. The results of operations for the third quarter and nine months ended September 30, 1998 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the Company's 1997 Annual Audited Financial Statements.

2.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" (Statement No. 133), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal years beginning after June 15, 1999. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP. 98-1"). SoP No. 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter, the Company adopted SoP No. 98-1 effective January 1, 1998. The adoption of SoP No. 98-1 did not have material effect on the results of operations or financial position for the three months ended March 31,

1998. Through the nine months ended September 30, 1998, the adoption of this SoP resulted in an increase to pre-tax income of approximately $7.5 million.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (Statement No. 130). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company has adopted Statement No. 130 for the first quarter of 1998, resulting primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (Statement No. 131). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 131 for the first quarter of 1998, resulting in certain segment re-definitions which have no impact on the consolidated results of operations. (See Note 7.)

3.  PARENT COMPANY TRANSACTIONS

The merger of APY and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that it did not already own, through its ownership of FAFLIC, in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction, AFC owned 59.5% through FAFLIC and 40.5% directly.

The merger has been accounted for as a purchase by AFC. Total consideration of approximately $798.1 million has been allocated to minority interest in the assets and liabilities based on estimates of their fair values. The minority acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40 year period. The pushdown of goodwill to APY resulted in an increase to the consolidated equity of FAFLIC of $61.3 million as additional paid in capital.

In December 1997, APY redeemed 5,735.3 shares of its issued and outstanding common stock owned by AFC for $195 million in cash and securities. The effect of this transaction was to increase FAFLIC's ownership of APY by 6.3%.

In April 1998, APY redeemed 3,289.47 shares of its issued and outstanding common stock owned by AFC for $125 million in cash and securities. The effect of this transaction was to increase FAFLIC's ownership of APY by 4.28%.

4.  SIGNIFICANT TRANSACTIONS

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. This agreement did not have a material effect on the Company's results of operations or financial position.

On January 1, 1998, substantially all of the Hanover and Citizens defined benefit, defined contribution 401(K) and postretirement plans were merged with the existing benefit plans of FAFLIC. The transfer of benefit plans did not have a material impact on the results of operations or financial position of the Company.

Effective July 1, 1998 the Company entered into a reinsurance agreement with a highly rated reinsurer that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's accident and health assumed reinsurance pool business. These pools consist primarily of the Corporate Risk Management segment's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business, which the Company expects to run-off over the next three years. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998.

On October 27, 1998, AFC announced that it, or one of its subsidiaries, shortly will commence a cash tender offer to acquire the outstanding shares of Citizens Corporation common stock that AFC or its subsidiaries do not already own at a price of $29.00 per share. On November 2, 1998, AFC commenced the tender offer which, unless extended, will expire on December 2, 1998. Based on the number of shares of Citizens Corporation common stock held by unaffiliated stockholders, the transaction is valued at $171.0 million. Citizens Corporation has established a special committee of the Board of Directors, consisting of directors unaffiliated with AFC, to study the offer and make a recommendation to Citizens Corporation stockholders.

5.  FEDERAL INCOME TAXES

Federal income tax expense for the periods ended September 30, 1998 and 1997, has been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

6.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income is a net pre-tax contribution from the Closed Block of $0.1 million and $6.1 million for the third quarter and nine months ended September 30,

1998, respectively, compared to $2.3 million and $8.3 million for the third quarter and nine months ended September 30, 1997, respectively. Summarized financial information of the Closed Block is as follows:

                                                (UNAUDITED)
                                               SEPTEMBER 30,   DECEMBER 31,
(IN MILLIONS)                                      1998            1997
---------------------------------------------  -------------   ------------
ASSETS
    Fixed maturities-at fair value (amortized
      cost of $396.7 and $400.1).............      $417.4         $412.9
    Mortgage loans...........................       137.1          112.0
    Policy loans.............................       212.5          218.8
    Cash and cash equivalents................         4.0           25.1
    Accrued investment income................        14.8           14.1
    Deferred policy acquisition costs........        15.9           18.2
    Other assets.............................         2.1            5.6
                                                   ------         ------
        Total assets.........................      $803.8         $806.7
                                                   ------         ------
                                                   ------         ------
LIABILITIES
    Policy liabilities and accruals..........      $865.6         $875.1
    Other liabilities........................        12.8           10.4
                                                   ------         ------
        Total liabilities....................      $878.4         $885.5
                                                   ------         ------
                                                   ------         ------

                                                  (UNAUDITED)       (UNAUDITED)
                                                    QUARTER         NINE MONTHS
                                                     ENDED             ENDED
                                                 SEPTEMBER 30,     SEPTEMBER 30,
                                                ---------------   ---------------
(IN MILLIONS)                                    1998     1997     1998     1997
---------------------------------------------   ------    -----   ------    -----
REVENUES
    Premiums.................................   $  9.1    $ 9.3   $ 46.3    $48.3
    Net investment income....................     13.5     13.1     39.9     39.8
    Net realized investment gains............     (2.0)     0.1     (0.4)     1.1
                                                ------    -----   ------    -----
        Total revenues.......................     20.6     22.5     85.8     89.2
                                                ------    -----   ------    -----
BENEFITS AND EXPENSES
    Policy benefits..........................     19.5     19.3     76.9     78.4
    Policy acquisition expenses..............      0.9      0.7      2.2      2.1
    Other operating expenses.................      0.1      0.2      0.6      0.4
                                                ------    -----   ------    -----
        Total benefits and expenses..........     20.5     20.2     79.7     80.9
                                                ------    -----   ------    -----
            Contribution from the Closed
              Block..........................   $  0.1    $ 2.3   $  6.1    $ 8.3
                                                ------    -----   ------    -----
                                                ------    -----   ------    -----

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

7.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Accumulation. Within these broad areas, the Company conducts business principally in four operating segments.

Effective January 1, 1998, the Company adopted Statement No. 131. Upon adoption, the separate financial information of each segment was re-defined consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the significant changes in reportable segments is included below.

The Risk Management group includes two segments: Property and Casualty and Corporate Risk Management Services. The Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

The Retirement and Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products distributed via retail channels as well as group retirement products, such as defined benefit and 401(K) plans and tax-sheltered annuities distributed to institutions. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in three types of Guaranteed Investment Contracts (GICs); the traditional GIC, the synthetic GIC and the "floating rate" GIC. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates, and to other institutions, such as insurance companies and pension plans.

In addition to the four operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, Corporate Technology, Corporate Finance, Human Resources and the legal department.

Significant changes to the Company's segmentation include a reclassification of corporate overhead expenses from each operating segment into the Corporate segment. Additionally, certain products (group retirement products, such as 401(K) plans and tax-sheltered annuities, group variable universal life) and certain other non-insurance operations (telemarketing and trust services) previously reported in the Allmerica Financial Institutional Services segment were combined with the Allmerica Financial Services segment. Also, the Company reclassified the GIC product line previously reported in the Allmerica Financial Institutional Services segment into the Allmerica Asset Management segment.

Management evaluates the results of the aforementioned segments based on pre-tax segment income. Pre-tax segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of pre-tax segment income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, pre-tax segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments for the periods indicated.

                                                  (UNAUDITED)           (UNAUDITED)
                                                    QUARTER             NINE MONTHS
                                                     ENDED                 ENDED
                                                 SEPTEMBER 30,         SEPTEMBER 30,
                                               -----------------   ---------------------
(IN MILLIONS)                                   1998      1997       1998        1997
---------------------------------------------  -------   -------   ---------   ---------
Segment revenues
    Risk Management
      Property and Casualty..................  $ 545.0   $ 556.6   $ 1,654.4   $ 1,645.6
      Corporate Risk Management Services.....    102.0     103.2       309.8       301.9
                                               -------   -------   ---------   ---------
        Subtotal.............................    647.0     659.8     1,964.2     1,947.5
                                               -------   -------   ---------   ---------
    Retirement and Asset Accumulation
      Allmerica Financial Services...........    173.4     177.1       537.0       543.3
      Allmerica Asset Management.............     32.8      22.3        86.6        69.8
                                               -------   -------   ---------   ---------
        Subtotal.............................    206.2     199.4       623.6       613.1
    Corporate................................     (4.2)      2.2         2.0         4.1
    Intersegment revenues....................     (1.7)     (2.8)       (5.8)       (8.8)
                                               -------   -------   ---------   ---------
      Total segment revenues including Closed
        Block................................    847.3     858.6     2,584.0     2,555.9
        Adjustment for Closed Block..........    (22.5)    (20.1)      (80.1)      (79.8)
        Net realized gains (losses)..........     13.8      19.2        54.8        60.8
                                               -------   -------   ---------   ---------
      Total revenues.........................  $ 838.6   $ 857.7   $ 2,558.7   $ 2,536.9
                                               -------   -------   ---------   ---------
                                               -------   -------   ---------   ---------
Segment income (loss) before income taxes and
 minority interest:
    Risk Management
      Property and Casualty..................  $  23.5   $  35.9   $    98.0   $   119.0
      Corporate Risk Management Services.....      0.3       9.0         6.9        18.9
                                               -------   -------   ---------   ---------
        Subtotal.............................     23.8      44.9       104.9       137.9
                                               -------   -------   ---------   ---------
    Retirement and Asset Accumulation........
      Allmerica Financial Services...........     38.6      37.8       123.9        99.6
      Allmerica Asset Management.............      6.9       5.2        17.0        13.8
                                               -------   -------   ---------   ---------
        Subtotal.............................     45.5      43.0       140.9       113.4
    Corporate................................     (5.6)    (11.4)      (29.3)      (28.7)
                                               -------   -------   ---------   ---------
      Segment income before income taxes and
        minority interest....................     63.7      76.5       216.5       222.6
Adjustments to segment income:
    Net realized investment gains, net of
      amortization...........................      3.2      19.7        43.8        61.9
    Loss on cession of disability income
      business...............................    --        --         --           (53.9)
    Other items..............................    (56.5)      2.3       (57.3)       (0.2)
                                               -------   -------   ---------   ---------
Income before taxes and minority interest....  $  10.4   $  98.5   $   203.0   $   230.4
                                               -------   -------   ---------   ---------
                                               -------   -------   ---------   ---------

                                                  IDENTIFIABLE ASSETS
                                               --------------------------    DEFERRED ACQUISITION COSTS
                                               (UNAUDITED)                  ----------------------------
                                                SEPTEMBER      DECEMBER      (UNAUDITED)
                                                   30,            31,       SEPTEMBER 30,   DECEMBER 31,
(IN MILLIONS)                                      1998          1997           1998            1997
---------------------------------------------  ------------   -----------   -------------   ------------
Risk Management
    Property and Casualty....................    $ 5,591.5     $ 5,650.4      $   167.7        $167.2
    Corporate Risk Management Services.......        651.7         619.8            2.7           2.9
                                               ------------   -----------   -------------      ------
        Subtotal.............................      6,243.2       6,270.2          170.4         170.1
                                               ------------   -----------   -------------      ------
Retirement and Asset Accumulation
    Allmerica Financial Services.............     16,990.7      15,159.2          937.2         794.5
    Allmerica Asset Management...............      1,764.4       1,035.1            0.7           0.9
                                               ------------   -----------   -------------      ------
        Subtotal.............................     18,755.1      16,194.3          937.9         795.4
                                               ------------   -----------   -------------      ------
Corporate....................................         34.1          26.9        --             --
                                               ------------   -----------   -------------      ------
    Total....................................    $25,032.4     $22,491.4      $ 1,108.3        $965.5
                                               ------------   -----------   -------------      ------
                                               ------------   -----------   -------------      ------

8.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In July 1997, a lawsuit on behalf of a punitive class was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. The Company and the plaintiffs have entered into a settlement agreement. The Court granted preliminary approval of the settlement on December 4, 1998, and has scheduled the hearing to consider final approval for March 1999. Although the Company believes it has meritorious defenses to plaintiffs' claims, it concluded that this settlement was best for the Company. Accordingly, the Company recognized a $31.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes it has established an appropriate reserve, this reserve may be revised based on changes in the Company's estimate of the ultimate cost of the settlement.

YEAR 2000

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP

Boston, Massachusetts

February 3, 1998

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1997        1996        1995
 -----------------------------------------------  ---------   ---------   ---------
 REVENUES
     Premiums...................................  $2,311.0    $2,236.3    $2,222.8
     Universal life and investment product
      policy fees...............................     237.3       197.2       172.4
     Net investment income......................     641.8       670.8       710.5
     Net realized investment gains..............      76.5        66.8        19.1
     Realized gain from sale of mutual fund
      processing business.......................      --          --          20.7
     Other income...............................     117.6       108.4       109.3
                                                  ---------   ---------   ---------
         Total revenues.........................   3,384.2     3,279.5     3,254.8
                                                  ---------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
      adjustment expenses.......................   2,004.6     1,957.0     2,010.3
     Policy acquisition expenses................     425.1       470.1       470.9
     Loss from cession of disability income
      business..................................      53.9        --          --
     Other operating expenses...................     523.7       503.2       468.7
                                                  ---------   ---------   ---------
         Total benefits, losses and expenses....   3,007.3     2,930.3     2,949.9
                                                  ---------   ---------   ---------
     Income before federal income taxes.........     376.9       349.2       304.9
                                                  ---------   ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      83.3        96.8       119.7
     Deferred...................................      14.2       (15.7)      (37.0)
                                                  ---------   ---------   ---------
         Total federal income tax expense.......      97.5        81.1        82.7
                                                  ---------   ---------   ---------
 Income before minority interest................     279.4       268.1       222.2
 Minority interest..............................     (79.4)      (74.6)      (73.1)
                                                  ---------   ---------   ---------
 Income before extraordinary item...............     200.0       193.5       149.1
 Extraordinary item -- demutualization
  expenses......................................      --          --         (12.1)
                                                  ---------   ---------   ---------
 Net income.....................................  $  200.0    $  193.5    $  137.0
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31
 (IN MILLIONS)                                                1997         1996
 --------------------------------------------------------  ----------   ----------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
      $6,992.8 and $7,279.1).............................  $ 7,253.5    $ 7,461.5
     Equity securities at fair value (cost of $341.1 and
      $327.9)............................................      479.0        473.1
     Mortgage loans......................................      567.5        650.1
     Real estate.........................................       50.3        120.7
     Policy loans........................................      141.9        132.4
     Other long term investments.........................      148.3        128.8
                                                           ----------   ----------
         Total investments...............................    8,640.5      8,966.6
                                                           ----------   ----------
   Cash and cash equivalents.............................      213.9        175.9
   Accrued investment income.............................      141.8        148.6
   Deferred policy acquisition costs.....................      965.5        822.7
                                                           ----------   ----------
   Reinsurance receivables:
     Future policy benefits..............................      307.1        102.8
     Outstanding claims, losses and loss adjustment
      expenses...........................................      626.7        663.8
     Unearned premiums...................................       32.9         46.2
     Other...............................................       73.5         62.8
                                                           ----------   ----------
         Total reinsurance receivables...................    1,040.2        875.6
                                                           ----------   ----------
   Deferred federal income taxes.........................       --           66.9
   Premiums, accounts and notes receivable...............      554.4        533.0
   Other assets..........................................      373.0        304.4
   Closed block assets...................................      806.7        810.8
   Separate account assets...............................    9,755.4      6,233.0
                                                           ----------   ----------
         Total assets....................................  $22,491.4    $18,937.5
                                                           ----------   ----------
                                                           ----------   ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,598.5    $ 2,613.7
     Outstanding claims, losses and loss adjustment
      expenses...........................................    2,825.0      2,944.1
     Unearned premiums...................................      846.8        822.5
     Contractholder deposit funds and other policy
      liabilities........................................    1,852.7      2,060.4
                                                           ----------   ----------
         Total policy liabilities and accruals...........    8,123.0      8,440.7
                                                           ----------   ----------
   Expenses and taxes payable............................      662.6        617.5
   Reinsurance premiums payable..........................       37.7         31.4
   Short term debt.......................................       33.0         38.4
   Deferred federal income taxes.........................       12.9         --
   Long term debt........................................        2.6          2.7
   Closed block liabilities..............................      885.6        899.4
   Separate account liabilities..........................    9,749.7      6,227.2
                                                           ----------   ----------
         Total liabilities...............................   19,507.1     16,257.3
                                                           ----------   ----------
   Minority interest.....................................      748.9        784.0
   Commitments and contingencies (Notes 13 and 18)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,000 shares issued and outstanding...        5.0          5.0
   Additional paid in capital............................      453.7        392.4
   Unrealized appreciation on investments, net...........      209.3        131.4
   Retained earnings.....................................    1,567.4      1,367.4
                                                           ----------   ----------
         Total shareholder's equity......................    2,235.4      1,896.2
                                                           ----------   ----------
         Total liabilities and shareholder's equity......  $22,491.4    $18,937.5
                                                           ----------   ----------
                                                           ----------   ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1997        1996        1995
 -----------------------------------------------  ---------   ---------   ---------
 COMMON STOCK
     Balance at beginning of period.............  $    5.0    $    5.0    $   --
     Demutualization transaction................      --          --           5.0
                                                  ---------   ---------   ---------
     Balance at end of period...................       5.0         5.0         5.0
                                                  ---------   ---------   ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of period.............     392.4       392.4        --
     Contributed from parent....................      61.3        --         392.4
                                                  ---------   ---------   ---------
     Balance at end of period...................     453.7       392.4       392.4
                                                  ---------   ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,367.4     1,173.9     1,071.4
     Net income prior to demutualization........      --          --          93.2
                                                  ---------   ---------   ---------
                                                   1,367.4     1,173.9     1,164.6
     Demutualization transaction................      --          --         (34.5)
     Net income subsequent to demutualization...     200.0       193.5        43.8
                                                  ---------   ---------   ---------
     Balance at end of period...................   1,567.4     1,367.4     1,173.9
                                                  ---------   ---------   ---------
 NET UNREALIZED APPRECIATION ON INVESTMENTS
     Balance at beginning of period.............     131.4       153.0       (79.0)
     Effect of transfer of securities from
      held-to-maturity to available-for-sale:
         Net appreciation on available-for-sale
         debt securities........................      --          --          22.4
     Provision for deferred federal income taxes
      and minority interest.....................      --          --          (9.6)
                                                  ---------   ---------   ---------
                                                      --          --          12.8
                                                  ---------   ---------   ---------
     Net appreciation (depreciation) on
      available for sale securities.............     170.9       (35.1)      466.0
     (Benefit) provision for deferred federal
      income taxes..............................     (59.8)       11.8      (163.1)
     Minority interest..........................     (33.2)        1.7       (83.7)
                                                  ---------   ---------   ---------
                                                     209.3       (21.6)      219.2
                                                  ---------   ---------   ---------
     Balance at end of period...................     209.3       131.4       153.0
                                                  ---------   ---------   ---------
         Total shareholder's equity.............  $2,235.4    $1,896.2    $1,724.3
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                    1997         1996         1995
 --------------------------------------------  ----------   ----------   ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   200.0    $   193.5    $   137.0
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................       79.4         74.6         73.1
         Net realized gains..................      (77.8)       (66.8)       (39.8)
         Net amortization and depreciation...       31.6         44.7         57.7
         Deferred federal income taxes.......       14.2        (15.7)       (37.0)
         Change in deferred acquisition
         costs...............................     (189.7)       (73.9)       (38.4)
         Change in premiums and notes
         receivable, net of reinsurance......      (15.1)       (16.8)       (42.0)
         Change in accrued investment
         income..............................        7.1         16.7          7.0
         Change in policy liabilities and
         accruals, net.......................     (134.9)      (184.3)       116.2
         Change in reinsurance receivable....       27.2        123.8        (75.6)
         Change in expenses and taxes
         payable.............................       49.4         26.0          7.5
         Separate account activity, net......      --             5.2         (0.1)
         Loss from cession of disability
         income business.....................       53.9         --           --
         Payment related to cession of
         disability income business..........     (207.0)        --           --
         Other, net..........................       20.4         38.5        (33.8)
                                               ----------   ----------   ----------
             Net cash (used in) provided by
                operating activities.........     (141.3)       165.5        131.8
                                               ----------   ----------   ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
      of available-for-sale fixed
      maturities.............................    2,947.9      3,985.8      2,738.4
     Proceeds from disposals of
      held-to-maturity fixed maturities......       --           --          271.3
     Proceeds from disposals of equity
      securities.............................      162.7        228.7        120.0
     Proceeds from disposals of other
      investments............................      116.3         99.3         40.5
     Proceeds from mortgages matured or
      collected..............................      204.7        176.9        230.3
     Purchase of available-for-sale fixed
      maturities.............................   (2,596.0)    (3,771.1)    (3,273.3)
     Purchase of equity securities...........      (67.0)       (90.9)      (254.0)
     Purchase of other investments...........     (175.0)      (168.0)       (24.8)
     Proceeds from sale of mutual fund
      processing business....................       --           --           32.9
     Capital expenditures....................      (15.3)       (12.8)       (14.1)
     Other investing activities, net.........        1.3          4.3          4.7
                                               ----------   ----------   ----------
         Net cash provided by (used in)
         investing activities................      579.6        452.2       (128.1)
                                               ----------   ----------   ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Deposits and interest credited to
      contractholder deposit funds...........      457.6        268.7        445.8
     Withdrawals from contractholder deposit
      funds..................................     (647.1)      (905.0)    (1,069.9)
     Change in short term debt...............       (5.4)        10.4         (4.8)
     Change in long term debt................       (0.1)        (0.1)         0.2
     Dividends paid to minority
      shareholders...........................       (9.4)        (3.9)        (4.1)
     Additional paid in capital..............        0.1         --          392.4
     Payments to policyholders' membership
      interests..............................       --           --          (27.9)
     Subsidiary treasury stock purchased, at
      cost...................................     (195.0)       (42.0)       (20.9)
                                               ----------   ----------   ----------
             Net cash used in financing
                activities...................     (399.3)      (671.9)      (289.2)
                                               ----------   ----------   ----------
 Net change in cash and cash equivalents.....       39.0        (54.2)      (285.5)
 Net change in cash held in the Closed
  Block......................................       (1.0)        (6.5)       (17.6)
 Cash and cash equivalents, beginning of
  period.....................................      175.9        236.6        539.7
                                               ----------   ----------   ----------
 Cash and cash equivalents, end of period....  $   213.9    $   175.9    $   236.6
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.6    $    18.6    $     4.1
     Income taxes paid.......................  $    66.3    $    72.0    $    90.6

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC", or the "Company") was organized as a mutual life insurance company until October 16, 1995. FAFLIC converted to a stock life insurance company pursuant to a plan of reorganization effective October 16, 1995 and became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The consolidated financial statements have been prepared as if FAFLIC were organized as a stock life insurance company for all periods presented. Thus, generally accepted accounting principles for stock life insurance companies have been applied retroactively for all periods presented.

The consolidated financial statements of FAFLIC include the accounts of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its wholly owned life insurance subsidiary, non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property and Casualty Companies, Inc. (a 65.78%-owned non-insurance holding company). The Closed Block assets and liabilities at December 31, 1997 and 1996, and its results of operations subsequent to demutualization are presented in the consolidated financial statements as single line items. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1997 and 1996, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

Minority interest relates to the Company's investment in Allmerica P&C (APY) and its only significant subsidiary, The Hanover Insurance Company ("Hanover"). Hanover's 82.5%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

APY and a wholly-owned subsidiary of AFC merged on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that it did not already own in exchange for cash and stock. The merger has been accounted for as a purchase. A total of $90.6 million, representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period. Additional information pertaining to the merger agreement is included in Note 2, significant transactions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

As of October 16, 1995, the Company established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts after the demutualization. Unless the Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. On October 16, 1995, FAFLIC, allocated to the Closed Block, assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales in effect in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets at October 16, 1995 measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at October 16, 1995, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined as of October 16, 1995.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

In November 1995, the Financial Accounting Standards Board ("FASB") issued a Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, which permitted companies to reclassify securities, where appropriate, based on the new guidance. As a result, the Company transferred securities with amortized cost and fair value of $696.4 million and $725.6 million, respectively, from the held-to-maturity category to the available-for-sale category, which resulted in a net increase in shareholder's equity of $12.8 million.

Marketable equity securities and debt securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result of this decision real estate held by the Company and real estate joint ventures were written down to the estimated fair value less cost to sell. Depreciation is not recorded on these assets while they are held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made on property and casualty and health insurance for reported losses and estimates of losses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty, group life, and accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances. All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty and group life, accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  POLICYHOLDER DIVIDENDS

Prior to demutualization, certain life, health and annuity insurance policies contained dividend payment provisions that enabled the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends was determined annually by the Board of Directors. The aggregate amount of policyholders' dividends was related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained. Upon demutualization, certain participating individual life insurance policies and individual annuity and supplemental contracts were transferred to the Closed Block. The Closed Block was funded to protect the dividend expectations of such policies and contracts. Accordingly, these policies no longer participate in the earnings and surplus of the Open Block. Subsequent to demutualization, the Company ceased issuance of participating policies.

Prior to demutualization, the participating life insurance in force was 16.2% of the face value of total life insurance in force at December 31, 1994. The premiums on participating life, health and annuity policies were 11.3% and 6.4% of total life, health and annuity statutory premiums prior to demutualization in 1995 and 1994, respectively. Total policyholders' dividends were $23.3 million and $32.8 million prior to demutualization in 1995 and 1994, respectively.

L.  FEDERAL INCOME TAXES

AFC, its life insurance subsidiaries, FAFLIC, AFLIAC, and its non-life insurance domestic subsidiaries file a life-nonlife consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life insurance company taxable operating losses that can be applied to offset life insurance company taxable income. APY and its subsidiaries will be included in the AFC consolidated return as part of the non-life insurance company subgroup for the period July 17, 1997 through December 31, 1997. For the period January 1, 1997 through July 16, 1997, APY and its subsidiaries will file a separate consolidated United States Federal income tax return.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate Federal Income Tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes (SFAS No.
109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1997, the FASB issued Statement No. 131, Disclosures About Segments of an Enterprise and Related Information. This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, Financial Reporting for Segments of a Business Enterprise. Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates no impact from the adoption of Statement No. 131.

In June 1997, the FASB also issued Statement No. 130, Reporting Comprehensive Income, which established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The

Company anticipates that the adoption of Statement No. 130 will result primarily in reporting the changes in unrealized gains and losses on investments in debt and equity securities in comprehensive income.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

On February 3, 1997, AFC Capital Trust (the "Trust"), a subsidiary business trust of AFC, issued $300 million Series A Capital Securities, which pay cumulative dividends at a rate of 8.207% semiannually commencing August 15, 1997. The Trust exists for the sole purpose of issuing the Capital Securities and investing the proceeds thereof in an equivalent amount of 8.207% Junior Subordinated Deferrable Interest Debentures due 2027 of AFC (the "Subordinated Debentures"). Through certain guarantees, the Subordinated Debentures and the terms of related agreements, AFC has irrevocably and unconditionally guaranteed the obligations of the Trust under the Capital Securities. Net proceeds from the offering of approximately $296.3 million are intended to fund a portion of the acquisition of the 24.2 million publicly-held shares of APY pursuant to an Agreement and Plan of Merger dated February 19, 1997.

The merger of APY and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of APY that FAFLIC did not already own in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction AFC owned 59.5% through FAFLIC and 40.5% directly.

The merger has been accounted for as a purchase by AFC. Total consideration of approximately $798.1 million has been allocated to the minority interest in the assets and liabilities based on estimates of their fair values. The minority interest acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

The pushdown of goodwill to APY resulted in an increase to the consolidated equity of FAFLIC of $61.3 million as additional paid in capital. The effects of this transaction on the 1997 results of the Company are as follows:

                                                                                                 INCREASE (DECREASE)
                                                                                                 -------------------
Revenue........................................................................................       $    (6.7)
                                                                                                          -----
                                                                                                          -----
Realized capital gains included in revenue.....................................................       $    (4.9)
                                                                                                          -----
                                                                                                          -----
Net income.....................................................................................       $    (6.1)
                                                                                                          -----
                                                                                                          -----
Unrealized appreciation on investments.........................................................       $     4.4
                                                                                                          -----
                                                                                                          -----

In December 1997, APY redeemed 5,735.3 shares of its issued and outstanding common stock owned by AFC for $195 million in cash and securities. The effect of this transaction was to increase FAFLIC's ownership of APY by 6.3%.

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

Effective January 1, 1998, the Company entered into an agreement with Reinsurance Group of America, Inc. to reinsure the mortality risk on the universal life and variable universal life blocks of business. Management believes that this agreement will not have a material effect on the results of operations or financial position of the Company.

Pursuant to the plan of reorganization effective October 16, 1995, AFC issued
37.5 million shares of its common stock to eligible policyholders. AFC also issued 12.6 million shares of its common stock at a price of $21.00 per share in a public offering, resulting in net proceeds of $248.0 million, and issued Senior Debentures in the principal amount of $200.0 million which resulted in net proceeds of $197.2 million. AFC contributed $392.4 million of these proceeds to FAFLIC.

Effective March 31, 1995, the Company entered into an agreement with TSSG, a division of First Data Corporation, pursuant to which the Company sold its mutual fund processing business and agreed not to engage in this business for four years after that date. In accordance with this agreement, the Company received proceeds of $32.1 million. A gain of $13.5 million, net of taxes of $7.2 million, was recorded in March 1995. Additionally, the Company received a non-recurring $3.1 million contingent payment, net of taxes of $1.7 million, in 1996, related to the aforementioned sale.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                               1997
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   265.3     $  9.5       $  0.9      $  273.9
States and political subdivisions.......    2,200.6       78.3          3.1       2,275.8
Foreign governments.....................      110.8        8.5          2.2         117.1
Corporate fixed maturities..............    4,041.6      175.1         12.2       4,204.5
Mortgage-backed securities..............      374.5        9.7          2.0         382.2
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 6,992.8     $281.1       $ 20.4      $7,253.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   341.1     $141.9       $  4.0      $  479.0
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------


                                                               1996
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   273.6     $  9.3       $  1.6      $  281.3
States and political subdivisions.......    2,236.9       48.5          7.7       2,277.7
Foreign governments.....................      108.0        7.3        --            115.3
Corporate fixed maturities..............    4,277.5      140.3         15.7       4,402.1
Mortgage-backed securities..............      383.1        4.7          2.7         385.1
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 7,279.1     $210.1       $ 27.7      $7,461.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   327.9     $148.9       $  3.7      $  473.1
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1997, the amortized cost and market value of assets on deposit were $276.8 million and $291.7 million, respectively. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively.

In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $105.1 million and $98.0 million were on deposit with various state and governmental authorities at December 31, 1997 and 1996, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1997 and 1996, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                  1997
                                          --------------------
DECEMBER 31                               AMORTIZED     FAIR
(IN MILLIONS)                               COST       VALUE
----------------------------------------  ---------   --------

Due in one year or less.................  $   464.5   $  467.7
Due after one year through five years...    2,142.9    2,225.7
Due after five years through ten
 years..................................    2,137.3    2,217.1
Due after ten years.....................    2,248.1    2,343.0
                                          ---------   --------
Total...................................  $ 6,992.8   $7,253.5
                                          ---------   --------
                                          ---------   --------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                 PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31                    VOLUNTARY        GROSS  GROSS
(IN MILLIONS)                                        SALES          GAINS  LOSSES
---------------------------------------------  ------------------   -----  ------

1997
Fixed maturities.............................       $1,894.8        $27.6  $ 16.2
Equity securities............................       $  145.5        $55.8  $  1.3
1996
Fixed maturities.............................       $2,432.8        $19.3  $ 30.5
Equity securities............................       $  228.1        $56.1  $  1.3
1995
Fixed maturities.............................       $1,612.3        $23.7  $ 33.0
Equity securities............................       $  122.2        $23.1  $  6.9

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
                                                                           SECURITIES
FOR THE YEARS ENDED DECEMBER 31                                 FIXED       AND OTHER
(IN MILLIONS)                                                 MATURITIES       (1)        TOTAL
------------------------------------------------------------  ----------   -----------   -------

1997
Net appreciation, beginning of year.........................    $ 71.3        $ 60.1     $ 131.4
  Net appreciation (depreciation) on available-for-sale
    securities..............................................      83.2          (5.9)       77.3
  Appreciation due to AFC purchase of minority interest of
    Allmerica P&C...........................................      50.7          59.6       110.3
  Net depreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............     (16.7)       --           (16.7)
  Provision for deferred federal income taxes and minority
    interest................................................     (65.9)        (27.1)      (93.0)
                                                              ----------   -----------   -------
                                                                  51.3          26.6        77.9
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $122.6        $ 86.7     $ 209.3
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1996
Net appreciation, beginning of year.........................    $108.7        $ 44.3     $ 153.0
  Net (depreciation) appreciation on available-for-sale
    securities..............................................     (94.1)         35.9       (58.2)
  Net appreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............      23.1        --            23.1
  Provision for deferred federal income taxes and minority
    interest................................................      33.6         (20.1)       13.5
                                                              ----------   -----------   -------
                                                                 (37.4)         15.8       (21.6)
                                                              ----------   -----------   -------
  Net appreciation, end of year.............................    $ 71.3        $ 60.1     $ 131.4
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1995
Net appreciation (depreciation), beginning of year..........    $(89.4)       $ 10.4     $ (79.0)
Effect of transfer of securities between classifications:
  Net appreciation on available-for-sale securities.........      29.2        --            29.2
  Net depreciation from the effect of accounting change on
    deferred policy acquisition costs and on policy
    liabilities.............................................      (6.8)       --            (6.8)
  Provision for deferred federal income taxes and minority
    interest................................................      (9.6)       --            (9.6)
                                                              ----------   -----------   -------
                                                                  12.8        --            12.8
                                                              ----------   -----------   -------
Net appreciation on available-for-sale securities...........     465.4          87.5       552.9
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (86.9)                    (86.9)
Provision for deferred federal income taxes and minority
 interest...................................................    (193.2)        (53.6)     (246.8)
                                                              ----------   -----------   -------
                                                                 185.3          33.9       219.2
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $108.7        $ 44.3     $ 153.0
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

(1) Includes net appreciation on other investments of $1.8 million, $0.6 million, and 2.2 million in 1997, 1996 and 1995, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1997     1996
----------------------------------------  ------  --------

Mortgage loans..........................  $567.5  $  650.1
Real estate:
  Held for sale.........................    50.3     110.4
  Held for production of income.........    --        10.3
                                          ------  --------
    Total real estate...................    50.3     120.7
                                          ------  --------
Total mortgage loans and real estate....  $617.8  $  770.8
                                          ------  --------
                                          ------  --------

Reserves for mortgage loans were $20.7 million and $19.6 million at December 31, 1997 and 1996, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result, real estate assets with a carrying amount of $54.7 million were written down to the estimated fair value less cost to sell of $50.3 million, and a net realized investment loss of $4.4 million was recognized. Depreciation is not recorded on these assets while they are held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1997. During 1996 and 1995, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million and $26.1 million, respectively.

At December 31, 1997, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $39.4 million, of which $10.0 million related to the Closed Block. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1997     1996
----------------------------------------  ------  --------

Property type:
  Office building.......................  $265.1  $  317.1
  Residential...........................    66.6      95.4
  Retail................................   132.8     177.0
  Industrial/warehouse..................   107.2     124.8
  Other.................................    66.8      91.0
  Valuation allowances..................   (20.7)    (34.5)
                                          ------  --------
Total...................................  $617.8  $  770.8
                                          ------  --------
                                          ------  --------
Geographic region:
  South Atlantic........................   173.4     227.0
  Pacific...............................   152.8     154.4
  East North Central....................   102.0     119.2
  Middle Atlantic.......................    73.8     112.6
  West South Central....................    34.9      41.6
  New England...........................    46.9      50.9
  Other.................................    54.7      99.6
  Valuation allowances..................   (20.7)    (34.5)
                                          ------  --------
Total...................................  $617.8  $  770.8
                                          ------  --------
                                          ------  --------

At December 31, 1997, scheduled mortgage loan maturities were as follows: 1998 -- $136.4 million; 1999 -- $70.8 million; 2000 -- $129.2 million; 2001 -- $26.4 million; 2002 -- $29.9 million; and $174.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1997, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED                                              BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1997
Mortgage loans...........    $19.6        $ 2.5       $ 1.4        $20.7
Real estate..............     14.9          6.0        20.9        --
                             -----      ---------     -----        -----
    Total................    $34.5        $ 8.5       $22.3        $20.7
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1996
Mortgage loans...........    $33.8        $ 5.5       $19.7        $19.6
Real estate..............     19.6        --            4.7         14.9
                             -----      ---------     -----        -----
    Total................    $53.4        $ 5.5       $24.4        $34.5
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1995
Mortgage loans...........    $47.2        $ 1.5       $14.9        $33.8
Real estate..............     22.9         (0.6)        2.7         19.6
                             -----      ---------     -----        -----
    Total................    $70.1        $ 0.9       $17.6        $53.4
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

The carrying value of impaired loans was $30.5 million and $33.6 million, with related reserves of $13.8 million and $11.9 million as of December 31, 1997 and 1996, respectively. All impaired loans were reserved as of December 31, 1997 and 1996.

The average carrying value of impaired loans was $30.8 million, $50.4 million and $117.9 million, with related interest income while such loans were impaired of $3.2 million, $5.8 million and $9.3 million as of December 31, 1997, 1996 and 1995, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs"). The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

There were no futures contracts outstanding at December 31, 1997, and $(33.0) million notional amount of short contracts at December 31, 1996. The notional amounts of the contracts represent the extent of the Company's investment but not the future cash requirements, as the Company generally settles open positions prior to maturity. The fair value of futures contracts outstanding were $(32.4) million at December 31, 1996.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. There were no deferred hedging gains (losses) in 1997. Deferred hedging gains were $0.5 million and $5.6 million in 1996 and 1995, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $(33.0) $ 74.7  $126.6
New contracts................................    (0.2)   (1.1)  349.2
Contracts terminated.........................    33.2  (106.6) (401.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........    --    $(33.0) $ 74.7
                                               ------  ------  ------
                                               ------  ------  ------

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts to hedge exposure to currency risk on foreign fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange. The fair values of the foreign currency swap contracts outstanding were $0.1 million and $(9.2) million at December 31, 1997 and 1996, respectively. Changes in the fair value of contracts are reported in unrealized gains or losses, consistent with the reporting for the underlying hedged security. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1997, 1996 and 1995. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gains or losses on foreign currency swap contracts.

A reconciliation of the notional amount of swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 68.6  $104.6  $118.7
New contracts................................     5.0    --      --
Contracts expired............................   (18.2)  (36.0)   --
Contracts terminated.........................    --      --     (14.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 55.4  $ 68.6  $104.6
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of foreign currency swap contracts are $25.0 million in 1999, $11.6 million in 2000 and $18.8 million thereafter. There are no expected maturities of foreign currency swap contracts in 1998, 2001 and 2002.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by the nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1997 was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The (decrease) or increase in net investment income related to interest rate swap contracts was $(0.4) million, $0.6 million and $0.7 million for the years ended December 31, 1997, 1996 and 1995, respectively. The fair values of interest rate swap contracts outstanding were $(2.3) million at December 31, 1997. There were no interest rate contracts outstanding at December 31, 1996. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with the gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 1997 or 1996.

A reconciliation of the notional amount of interest rate and other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $  5.0  $ 17.5  $ 22.8
New contracts................................   244.7    63.6    --
Contracts expired............................    (5.6)  (17.5)   (5.3)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $244.1  $ 63.6  $ 17.5
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of interest rate swap contracts outstanding at December 31, 1997 are as follows: $5.0 million in 1998, and $239.1 million in 2000 and thereafter. There are no expected maturities of interest rate contracts in 1999.

G.  OTHER SWAP CONTRACTS

The Company enters into security return-linked swap contracts and insurance portfolio-linked swap contracts for investment purposes. Under the security return-linked contracts, the Company agrees to exchange cash flows according to the performance of a specified security or portfolio of securities. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by the nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1997, were not material to the Company. Swap contracts also subject the Company to market risk associated with changes in interest rates. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The net amount receivable or payable under these contracts is recognized when the contracts are marked to market. The fair values of swap contracts outstanding were $(0.1) million and $0.1 million at December 31, 1997 and 1996, respectively. The net decrease in realized investment gains related to other swap contracts was $(1.6) million for the year ended December 31, 1997. There were no realized investment gains on other swap contracts recognized in 1996 and 1995.

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 58.6  $ --    $ --
New contracts................................   192.1    58.6    --
Contracts expired............................  (211.6)   --      --
Contracts terminated.........................   (24.1)   --      --
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 15.0  $ 58.6  $ --
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of other swap contracts outstanding at December 31, 1997 are as follows: $10 million in 1999 and $5 million in 2001. There are no expected maturities of such other swap contracts in 1998, 2000, or 2002.

H.  OTHER

At December 31, 1997, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity, except for investments with the U.S. Treasury with a carrying value of $262.5 million.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $541.9  $553.8  $555.1
Mortgage loans...............................    57.5    69.5    97.0
Equity securities............................    10.6    11.1    13.2
Policy loans.................................    10.9    10.3    20.3
Real estate..................................    20.1    40.8    48.7
Other long-term investments..................    12.4    19.9     7.5
Short-term investments.......................    12.8    10.6    21.2
                                               ------  ------  ------
Gross investment income......................   666.2   716.0   763.0
Less investment expenses.....................   (24.4)  (45.2)  (52.5)
                                               ------  ------  ------
Net investment income........................  $641.8  $670.8  $710.5
                                               ------  ------  ------
                                               ------  ------  ------

At December 31, 1997, mortgage loans on non-accrual status were $3.6 million which were all restructured loans. There were no fixed maturities which were on non-accrual status at December 31, 1997. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, had no impact in 1997, and reduced net income by $0.5 million and $0.6 million in 1996 and 1995, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $40.3 million, $51.3 million and $98.9 million at December 31, 1997, 1996 and 1995, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.9 million, $7.7 million and $11.1 million in 1997, 1996 and 1995, respectively. Actual interest income on these loans included in net investment income aggregated $4.2 million, $4.5 million and $7.1 million in 1997, 1996 and 1995, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the twelve months ended December 31, 1997.

Included in other long-term investments is income from limited partnerships of $7.8 million, $13.7 million and $0.1 million in 1997, 1996 and 1995 respectively.

B.  REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $ 14.7  $ (9.7) $ (7.0)
Mortgage loans...............................    (1.2)   (2.4)    1.4
Equity securities............................    53.6    54.8    16.2
Real estate..................................    12.8    21.1     5.3
Other........................................    (3.4)    3.0     3.2
                                               ------  ------  ------
Net realized investment gains................  $ 76.5  $ 66.8  $ 19.1
                                               ------  ------  ------
                                               ------  ------  ------

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of interest rate futures were not material at December 31, 1997 and 1996.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

REINSURANCE RECEIVABLES

The carrying amount reported in the consolidated balance sheets approximates fair value.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value. The fair value of long-term debt was estimated using market quotes, when available, and, when not available, discounted cash flow analyses.

The estimated fair values of the financial instruments were as follows:

                                                       1997                  1996
                                               --------------------  --------------------
DECEMBER 31                                    CARRYING      FAIR    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE      VALUE      VALUE
---------------------------------------------  ---------   --------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   213.9   $  213.9  $   175.9   $  175.9
  Fixed maturities...........................    7,253.5    7,253.5    7,461.5    7,461.5
  Equity securities..........................      479.0      479.0      473.1      473.1
  Mortgage loans.............................      567.5      597.0      650.1      675.7
  Policy loans...............................      141.9      141.9      132.4      132.4
                                               ---------   --------  ---------   --------
                                               $ 8,655.8   $8,685.3  $ 8,893.0   $8,918.6
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

FINANCIAL LIABILITIES
  Guaranteed investment contracts............  $   985.2   $1,004.7  $ 1,101.3   $1,119.2
  Supplemental contracts without life
    contingencies............................       22.4       22.4       23.1       23.1
  Dividend accumulations.....................       87.8       87.8       87.3       87.3
  Other individual contract deposit funds....       57.9       55.7       76.9       74.3
  Other group contract deposit funds.........      714.8      715.5      789.1      788.3
  Individual annuity contracts...............      907.4      882.2      935.6      911.7
  Short-term debt............................       33.0       33.0       38.4       38.4
  Long-term debt.............................        2.6        2.6        2.7        2.7
                                               ---------   --------  ---------   --------
                                               $ 2,811.1   $2,803.9  $ 3,054.4   $3,045.0
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

6.  CLOSED BLOCK

Included in other income in the Consolidated Statement of Income for 1997 and 1996 is a net pre-tax contribution from the Closed Block of $9.1 million and $8.6 million, respectively. Summarized financial information of the Closed Block as of December 31, 1997 and 1996 and for the period ended December 31, 1997 and 1996 is as follows:

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Assets
  Fixed maturities, at fair value (amortized cost of $400.1 and $397.2, respectively)..........  $   412.9  $   403.9
  Mortgage loans...............................................................................      112.0      114.5
  Policy loans.................................................................................      218.8      230.2
  Cash and cash equivalents....................................................................       25.1       24.1
  Accrued investment income....................................................................       14.1       14.3
  Deferred policy acquisition costs............................................................       18.2       21.1
  Other assets.................................................................................        5.6        2.7
                                                                                                 ---------  ---------
    Total assets...............................................................................  $   806.7  $   810.8
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------
Liabilities
  Policy liabilities and accruals..............................................................  $   875.1  $   883.4
  Other liabilities............................................................................       10.4       16.0
                                                                                                 ---------  ---------
    Total liabilities..........................................................................  $   885.5  $   899.4
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Revenues
  Premiums.....................................................................................  $    58.3  $    61.7
  Net investment income........................................................................       53.4       52.6
  Realized investment loss.....................................................................        1.3       (0.7)
                                                                                                 ---------  ---------
Total revenues.................................................................................      113.0      113.6
                                                                                                 ---------  ---------
Benefits and expenses
  Policy benefits..............................................................................      100.5      101.2
  Policy acquisition expenses..................................................................        3.0        3.2
  Other operating expenses.....................................................................        0.4        0.6
                                                                                                 ---------  ---------
Total benefits and expenses....................................................................      103.9      105.0
                                                                                                 ---------  ---------
Contribution from the Closed Block.............................................................  $     9.1  $     8.6
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------
Cash flows
  Cash flows from operating activities:
    Contribution from the Closed Block.........................................................  $     9.1  $     8.6
    Initial cash transferred to the Closed Block...............................................     --         --
    Change in deferred policy acquisition costs, net...........................................        2.9        3.4
    Change in premiums and other receivables...................................................     --            0.2
    Change in policy liabilities and accruals..................................................      (11.6)     (13.9)
    Change in accrued investment income........................................................        0.2        2.3
    Deferred Taxes.............................................................................       (5.1)       1.0
    Change in other assets.....................................................................       (2.9)      (1.6)
    Change in expenses and taxes payable.......................................................       (2.0)       1.7
    Other, net.................................................................................       (1.2)       1.4
                                                                                                 ---------  ---------
Net cash (used in) provided by operating activities............................................      (10.6)       3.1
                                                                                                 ---------  ---------
  Cash flows from investing activities:
    Sales, maturities and repayments of investments............................................      161.6      188.1
    Purchases of investments...................................................................     (161.4)    (196.9)
    Other, net.................................................................................       11.4       12.2
                                                                                                 ---------  ---------
Net cash provided by (used in) investing activities............................................       11.6        3.4
                                                                                                 ---------  ---------
Net increase in cash and cash equivalents......................................................        1.0        6.5
Cash and cash equivalents, beginning of year...................................................       24.1       17.6
                                                                                                 ---------  ---------
Cash and cash equivalents, end of year.........................................................  $    25.1  $    24.1
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

On October 16, 1995, there were no valuation allowances transferred to the Closed Block on mortgage loans. There are no valuation allowances on mortgage loans in the Closed Block at December 31, 1997 or 1996, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

7.  DEBT

Short- and long-term debt consisted of the following:

DECEMBER 31
(IN MILLIONS)                                                                                        1997       1996
-------------------------------------------------------------------------------------------------  ---------  ---------
Short-Term
  Commercial paper...............................................................................  $    33.0  $    37.8
  Other..........................................................................................     --            0.6
                                                                                                   ---------  ---------
Total short-term debt............................................................................  $    33.0  $    38.4
                                                                                                   ---------  ---------
                                                                                                   ---------  ---------
Long-term debt...................................................................................  $     2.6  $     2.7
                                                                                                   ---------  ---------
                                                                                                   ---------  ---------

FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. At December 31, 1997, the weighted average interest rate for outstanding commercial paper was approximately 5.8%.

At December 31, 1997, AFC had approximately $140.0 million in committed lines of credit provided by U.S. banks, of which $107.2 million was available for borrowing. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees limited to 0.07% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

During 1996, the Company utilized repurchase agreements to finance certain investments. These repurchase agreements were settled by the end of 1996.

In October, 1995, AFC issued $200.0 million face amount of Senior Debentures for proceeds of $197.2 million net of discounts and issuance costs. These securities have an effective interest rate of 7.65%, and mature on October 16, 2025. Interest is payable semiannually on October 15 and April 15 of each year. The Senior Debentures are subject to certain restrictive covenants, including limitations on issuance of or disposition of stock of restricted subsidiaries and limitations on liens. AFC is in compliance with all covenants. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC and APY.

Interest expense was $3.6 million, $16.8 million and $4.3 million in 1997, 1996 and 1995, respectively. Interest paid on the credit agreement during 1997 was approximately $2.8 million. Interest expense during 1996 also included $11.0 million related to interest payments on repurchase agreements. All interest expense is recorded in other operating expenses.

8.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Federal income tax expense (benefit)
  Current............................................................................  $    83.3  $    96.8  $   119.7
  Deferred...........................................................................       14.2      (15.7)     (37.0)
                                                                                       ---------  ---------  ---------
Total................................................................................  $    97.5  $    81.1  $    82.7
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Expected federal income tax expense..................................................  $   131.8  $   122.3  $   105.6
  Tax-exempt interest................................................................      (37.9)     (35.3)     (32.2)
  Differential earnings amount.......................................................          -      (10.2)      (7.6)
  Dividend received deduction........................................................       (3.2)      (1.6)      (4.0)
  Changes in tax reserve estimates...................................................        7.8        4.7       19.3
  Other, net.........................................................................       (1.0)       1.2        1.6
                                                                                       ---------  ---------  ---------
Federal income tax expense...........................................................  $    97.5  $    81.1  $    82.7
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

Until conversion to a stock life insurance company, FAFLIC, as a mutual company, reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying the average equity base of the FAFLIC/AFLIAC consolidated group, as determined for tax purposes, by the estimate of an excess of an imputed earnings rate over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service (IRS). The differential earnings amount included in 1996 related to an adjustment for the 1994 tax year based on the actual mutual life insurance companies' earnings rate issued by the IRS in 1996. As a stock life company, FAFLIC is no longer required to reduce its policyholder dividend deduction by the differential earnings amount.

The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. As a result of the purchase discussed in Note 2, all companies will file a single consolidated federal income tax return for tax years ending on and after December 31, 1997. Deferred tax amounts presented for 1996 reflect the combination of the former FAFLIC/ AFLIAC consolidated group with the former APY consolidated group. Its components were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                    1997       1996
---------------------------------------------------------------------------------------------  ---------  ---------
Deferred tax (assets) liabilities
  AMT carryforwards..........................................................................  $   (15.6) $   (16.3)
  Loss reserve discounting...................................................................     (391.6)    (355.1)
  Deferred acquisition costs.................................................................      291.8      249.4
  Employee benefit plans.....................................................................      (48.0)     (41.4)
  Investments, net...........................................................................      175.4      128.5
  Bad debt reserve...........................................................................      (14.3)     (26.2)
  Other, net.................................................................................       15.2       (5.8)
                                                                                               ---------  ---------
Deferred tax (asset) liability, net..........................................................  $    12.9  $   (66.9)
                                                                                               ---------  ---------
                                                                                               ---------  ---------

Gross deferred income tax assets totaled $469.5 million and $444.8 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $482.4 million and $377.9 million at December 31, 1997 and 1996, respectively.

The Company believes, based on the its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 1997, there are available alternative minimum tax credit carryforwards of $15.6 million.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/ AFLIAC consolidated group's federal income tax returns through 1991. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1991. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1989, 1990, and 1991 for both the FAFLIC/AFLIAC consolidated group as well as the former Allmerica P&C consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

9.  PENSION PLANS

FAFLIC provides retirement benefits to substantially all of its employees under three separate defined benefit pension plans. Effective January 1, 1995, the Company adopted a defined benefit cash balance formula, under which the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1997 and 1996 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net pension expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                             1997       1996       1995
--------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost -- benefits earned during the year.......................................  $    19.9  $    19.0  $    19.7
Interest accrued on projected benefit obligations.....................................       23.5       21.9       21.1
Actual return on assets...............................................................      (64.0)     (42.2)     (89.3)
Net amortization and deferral.........................................................       29.0        9.3       66.1
                                                                                        ---------  ---------  ---------
Net pension expense...................................................................  $     8.4  $     8.0  $    17.6
                                                                                        ---------  ---------  ---------
                                                                                        ---------  ---------  ---------

The following table summarizes the combined status of the three pension plans. At December 31, 1997 and 1996 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Actuarial present value of benefit obligations:
  Vested benefit obligation....................................................................  $   332.6  $   308.9
  Unvested benefit obligation..................................................................        7.5        6.6
                                                                                                 ---------  ---------
Accumulated benefit obligation.................................................................  $   340.1  $   315.5
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

Pension liability included in Consolidated Balance Sheets:
  Projected benefit obligation.................................................................  $   370.4  $   344.2
  Plan assets at fair value....................................................................      395.5      347.8
                                                                                                 ---------  ---------
    Plan assets greater (less) than projected benefit obligation...............................       25.1        3.6
  Unrecognized net (gain) loss from past experience............................................      (44.9)      (9.1)
  Unrecognized prior service benefit...........................................................      (13.9)     (11.5)
  Unamortized transition asset.................................................................      (26.2)     (24.7)
                                                                                                 ---------  ---------
Net pension liability..........................................................................  $   (59.9) $   (41.7)
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

As a result of AFC's purchase of the minority shares of APY, certain pension liabilities were reduced by $11.7 million to reflect their fair value as of the purchase date.

Determination of the projected benefit obligations was based on a weighted average discount rate of 7.0% in 1997 and 1996 and the assumed long-term rate of return on plan assets was 9.0%. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. The plans also hold stock of AFC.

The Company has three separate defined contribution 401(k) plans for its employees. The Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 1997 and 1996, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expenses related to these plans were $3.3 million and $5.5 million, in 1997 and 1996, respectively. In addition to these plans, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 1997 and 1996, was $2.8 million and $2.0 million, respectively.

On January 1, 1998, substantially all of the aforementioned defined benefit and defined contribution 401k plans were merged with the existing benefit plans of FAFLIC. The transfer of benefit plans will not have a material impact on the results of operations or financial position of the Company.

10.  OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under several plans sponsored by FAFLIC, Hanover, and Citizens. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plan changes, effective January 1, 1996, resulted in a negative plan amendment (change in eligibility and medical benefits) of $26.8 million and curtailment (no future increases in life insurance) of $5.3 million. The negative plan amendment will be amortized as prior service cost over the average number of years to full eligibility (approximately 9 years or $3.0 million per year). Of the $5.3 million curtailment gain, $3.3 million has been deducted from unrecognized loss and $2.0 million has been recorded as a reduction of the net periodic postretirement benefit expense.

The plans' funded status reconciled with amounts recognized in the Company's consolidated balance sheet were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                     1997       1996
----------------------------------------------------------------------------------------------  ---------  ---------
Accumulated postretirement benefit obligation:
  Retirees....................................................................................  $    40.7  $    40.4
  Fully eligible active plan participants.....................................................        7.0        7.5
  Other active plan participants..............................................................       24.1       24.4
                                                                                                ---------  ---------
                                                                                                     71.8       72.3
Plan assets at fair value.....................................................................     --         --
                                                                                                ---------  ---------
Accumulated postretirement benefit obligation in excess of plan assets........................       71.8       72.3
Unrecognized prior service benefit............................................................       15.3       23.8
Unrecognized loss.............................................................................       (0.8)      (5.0)
                                                                                                ---------  ---------
Accrued postretirement benefit costs..........................................................  $    86.3  $    91.1
                                                                                                ---------  ---------
                                                                                                ---------  ---------

The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                               1997       1996       1995
----------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost............................................................................  $     3.0  $     3.2  $     4.2
Interest cost...........................................................................        4.6        4.6        6.9
Amortization of gain....................................................................       (2.8)      (2.8)      (0.5)
                                                                                          ---------  ---------  ---------
Net periodic postretirement benefit expense.............................................  $     4.8  $     5.0  $    10.6
                                                                                          ---------  ---------  ---------
                                                                                          ---------  ---------  ---------

As a result of AFC's purchase of the minority shares of APY, certain postretirement liabilities were reduced by $6.1 million to reflect their fair value as of the purchase date.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1997, health care costs were assumed to increase 8.0% in 1998, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1997 by $4.9 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1997 by $0.6 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1997 and 1996.

As described in Note 9, all of the postretirement benefit plans of the Company were merged with the existing plans of FAFLIC, effective January 1, 1998.

11.  DIVIDEND RESTRICTIONS

Massachusetts, Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC, AFLIAC, Hanover and Citizens, respectively.

Dividends from FAFLIC and APY (from Hanover) to AFC will be the primary source of cash for repayment of the debt and capital securities by AFC and payment of dividends to AFC stockholders.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. No dividends were declared nor paid during 1997,1996 or 1995. During 1998, FAFLIC could pay dividends of $196.3 million to AFC without prior approval of the Commissioner. On January 12, 1998 FAFLIC declared a dividend of $50 million to AFC of which $18 million was paid in February, 1998.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were paid by AFLIAC to FAFLIC during 1997, 1996 or 1995. During 1998, AFLIAC could pay dividends of $33.9 million to FAFLIC without prior approval.

Pursuant to New Hampshire's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the New Hampshire Insurance Commissioner, is limited to 10% of such insurer's statutory policyholder surplus as of the preceding December 31. Hanover declared dividends to Allmerica P&C totaling $120.0 million, 105.0 million and 40.0 million during 1997, 1996 and 1995, respectively. During 1998, the maximum dividend and other distributions that could be paid to Allmerica P&C by Hanover, without prior approval of the Insurance Commissioner, was approximately $127.6 million.

Pursuant to Michigan's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without prior approval of the Michigan Insurance Commissioner, is limited to the greater of 10% of policyholders' surplus as of December 31 of the immediately preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. Citizens Insurance paid dividends to Citizens Corporation totaling $6.3 million and $3.0 million during 1996 and 1995, respectively. No dividends were paid by Citizens Insurance during 1997. During, 1998, Citizens Insurance could pay dividends of $86.9 million to Citizens Corporation without prior approval.

12.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Accumulation. Within these broad areas, the Company conducts business principally in five operating segments.

The Risk Management group includes two segments: Regional Property and Casualty and Corporate Risk Management Services.

The Regional Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple-peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Regional Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

The Retirement and Asset Accumulation group includes three segments: Allmerica Financial Services, Institutional Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life-type, traditional and health insurance products distributed via retail channels to individuals across the country. The Institutional Services segment includes primarily group retirement products such as 401(k) plans, tax-sheltered annuities and GIC contracts which are distributed to institutions across the country via work-site marketing and other arrangements. Allmerica Asset Management is a Registered Investment Advisor which provides investment advisory services primarily to affiliates and to other institutions, such as insurance companies and pension plans.

Summarized below is financial information with respect to business segments for the year ended and as of December 31.

DECEMBER 31
(IN MILLIONS)                                                                   1997        1996        1995
---------------------------------------------------------------------------  ----------  ----------  ----------
REVENUES:
  Risk Management
    Regional Property and Casualty.........................................  $  2,275.3  $  2,196.6  $  2,109.0
    Corporate Risk Management..............................................       396.3       361.5       328.5
                                                                             ----------  ----------  ----------
    Subtotal...............................................................     2,671.6     2,558.1     2,437.5
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................       470.6       450.9       487.1
    Institutional Services.................................................       243.4       270.7       330.2
    Allmerica Asset Management.............................................         8.7         8.8         4.4
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       722.7       730.4       821.7
  Eliminations.............................................................       (10.1)       (8.7)       (4.4)
                                                                             ----------  ----------  ----------
Total......................................................................  $  3,384.2  $  3,279.8  $  3,254.8
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

DECEMBER 31
(IN MILLIONS)                                                                   1997        1996        1995
---------------------------------------------------------------------------  ----------  ----------  ----------
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES:
  Risk Management
    Regional Property and Casualty.........................................  $    206.4  $    197.7  $    206.3
    Corporate Risk Management..............................................        19.3        20.7        18.3
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       225.7       218.4       224.6
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................        87.4        76.9        35.2
    Institutional Services.................................................        62.4        52.8        42.8
    Allmerica Asset Management.............................................         1.4         1.1         2.3
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       151.2       130.8        80.3
                                                                             ----------  ----------  ----------
Total......................................................................  $    376.9  $    349.2  $    304.9
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

IDENTIFIABLE ASSETS:
  Risk Management
    Regional Property and Casualty.........................................  $  5,710.4  $  5,703.9  $  5,741.8
    Corporate Risk Management..............................................       568.8       522.1       458.9
                                                                             ----------  ----------  ----------
    Subtotal...............................................................     6,279.2     6,226.0     6,200.7
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................    12,049.6     8,822.4     7,218.6
    Institutional Services.................................................     4,158.5     3,886.7     4,280.9
    Allmerica Asset Management.............................................         4.1         2.4         2.1
                                                                             ----------  ----------  ----------
    Subtotal...............................................................    16,212.2    12,711.5    11,501.6
                                                                             ----------  ----------  ----------
Total......................................................................  $ 22,491.4  $ 18,937.5  $ 17,702.3
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

13.  LEASE COMMITMENTS

Rental expenses for operating leases, principally with respect to buildings, amounted to $33.6 million, $34.9 million and $36.4 million in 1997, 1996 and 1995, respectively. At December 31, 1997, future minimum rental payments under non-cancelable operating leases were approximately $72.5 million, payable as follows: 1998 -- $24.8 million; 1999 -- $19.8 million; 2000 -- $13.6 million;
2001 -- $7.9 million; and $6.4 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 1998.

14.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

The Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). At December 31, 1997, CAR was the only reinsurer which represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company cedes a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1997, 1996 and 1995 were $32.3 million and $28.2 million, $38.0 million and $21.8 million, and $49.1 million and $33.7 million, respectively.

The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1997, 1996 and 1995 of $9.8 million and $(0.8) million, $50.5 million and $(52.9) million, and $66.8 million and $62.9 million, respectively. Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Life and accident and health insurance premiums:
  Direct.......................................................................  $   417.4  $   389.1  $   438.9
  Assumed......................................................................      110.7       87.8       71.0
  Ceded........................................................................     (170.1)    (138.9)    (150.3)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $   358.0  $   338.0  $   359.6
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Property and casualty premiums written:
  Direct.......................................................................  $ 2,068.5  $ 2,039.7  $ 2,039.4
  Assumed......................................................................      103.1      108.7      125.0
  Ceded........................................................................     (179.8)    (234.0)    (279.1)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $ 1,991.8  $ 1,914.4  $ 1,885.3
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Property and casualty premiums earned:
  Direct.......................................................................  $ 2,046.2  $ 2,018.5  $ 2,021.7
  Assumed......................................................................      102.0      112.4      137.7
  Ceded........................................................................     (195.1)    (232.6)    (296.2)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $ 1,953.1  $ 1,898.3  $ 1,863.2
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Life insurance and other individual policy benefits, claims, losses and loss adjustment expenses:
  Direct.......................................................................  $   656.4  $   606.5  $   741.0
  Assumed......................................................................       61.6       44.9       38.5
  Ceded........................................................................     (158.8)     (77.8)     (69.5)
                                                                                 ---------  ---------  ---------
Net policy benefits, claims, losses and loss adjustment expenses...............  $   559.2  $   573.6  $   710.0
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Property and casualty benefits, claims, losses and loss adjustment expenses:
  Direct.......................................................................  $ 1,464.9  $ 1,299.8  $ 1,383.3
  Assumed......................................................................      101.2       85.8      146.1
  Ceded........................................................................     (120.6)      (2.2)    (229.1)
                                                                                 ---------  ---------  ---------
Net policy benefits, claims, losses, and loss adjustment expenses..............  $ 1,445.5  $ 1,383.4  $ 1,300.3
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

15.  DEFERRED POLICY ACQUISITION COSTS

The following reflects changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                         1997       1996       1995
----------------------------------------------------------------------------------  ---------  ---------  ---------
Balance at beginning of year......................................................  $   822.7  $   735.7  $   802.8
  Acquisition expenses deferred...................................................      617.7      560.8      504.8
  Amortized to expense during the year............................................     (476.0)    (483.5)    (470.3)
  Adjustment to equity during the year............................................      (11.1)       9.7      (50.4)
  Transferred to the Closed Block.................................................         --         --      (24.8)
  Adjustment for cession of term life insurance...................................         --         --      (26.4)
  Adjustment for cession of disability income insurance...........................      (38.6)        --         --
  Adjustment for revision of universal and variable universal life insurance
    mortality assumptions.........................................................       50.8         --         --
                                                                                    ---------  ---------  ---------
Balance at end of year............................................................  $   965.5  $   822.7  $   735.7
                                                                                    ---------  ---------  ---------
                                                                                    ---------  ---------  ---------

At October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.8 million recapitalization of deferred policy acquisition costs.

16.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $533.6 million, $471.7 million and $446.9 million at December 31, 1997, 1996 and 1995, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $0.2 million and $0.6 million in 1997 and 1996, respectively, and increased by $17.6 million in 1995. Unfavorable development in the accident and health business during 1995 was primarily due to reserve strengthening and adverse experience in the Company's individual disability line of business. Effective October 1, 1997, the Company ceded substantially all of its individual disability income line of business, under a 100% coinsurance agreement to Metropolitan Life Insurance Company. At December 31, 1997, the individual disability income reserves ceded under this agreement were $249.0 million, representing 46.7% of the Company's total accident and health reserves.

The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Reserve for losses and LAE, beginning of the year..............................  $ 2,744.1  $ 2,896.0  $ 2,821.7
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year.............................    1,564.1    1,513.3    1,427.3
  Decrease in provision for insured events of prior years......................     (127.9)    (141.4)    (137.6)
                                                                                 ---------  ---------  ---------
Total incurred losses and LAE..................................................    1,436.2    1,371.9    1,289.7
                                                                                 ---------  ---------  ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current year................      775.1      759.6      652.2
  Losses and LAE attributable to insured events of prior years.................      732.1      627.6      614.3
                                                                                 ---------  ---------  ---------
Total payments.................................................................    1,507.2    1,387.2    1,266.5
                                                                                 ---------  ---------  ---------
Change in reinsurance recoverable on unpaid losses.............................      (50.2)    (136.6)      51.1
                                                                                 ---------  ---------  ---------
Other(1)                                                                              (7.5)        --         --
                                                                                 ---------  ---------  ---------
Reserve for losses and LAE, end of year........................................  $ 2,615.4  $ 2,744.1  $ 2,896.0
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

(1) Includes purchase accounting adjustments.

As part of an ongoing process, the property and casualty reserves have been re-estimated for all prior accident years and were decreased by $127.9 million, $141.4 million and $137.6 million in 1997, 1996 and 1995, respectively.

The decrease in favorable development on prior years' reserves of $13.5 million in 1997 results primarily from a $24.6 million decrease in favorable development at Hanover to $58.4 million, partially offset by an $11.1 million increase in favorable development at Citizens to $69.5 million. The decrease in Hanover's favorable development of $24.6 million in 1997 reflects a decrease in favorable development of $25.0 million, to $17.4 million in the personal automobile line, as well as a decrease in favorable development of $8.5 million, to unfavorable development of $2.8 million in the commercial multiple peril line. These decreases were partially offset by an increase in favorable development in the workers' compensation line of $11.5 million, to $28.8 million. The increase in favorable development at Citizens in 1997 reflects improved severity in the workers' compensation line where favorable development increased $13.9 million, to $35.7 million and in the commercial multiple peril line where favorable development increased $7.0 million to $4.3 million, partially offset by less favorable development in the personal automobile line, where favorable development decreased $10.5 million to $22.5 million in 1997.

The increase in favorable development on prior years' reserves of $3.8 million in 1996 results primarily from an $11.4 million increase in favorable development at Citizens. The increase in Citizens' favorable development of $11.4 million in 1996 reflects improved severity in the personal automobile line, where favorable development increased $28.6 million to $33.0 million in 1996, partially offset by less favorable development in the workers' compensation line of $10.9 million Hanover's favorable development, including voluntary and involuntary pools, decreased $7.7 million in 1996 to $82.9 million, primarily attributable to a decrease in favorable development in the workers' compensation line of $19.8 million. Favorable development in the personal automobile line also decreased $4.7 million, to $42.4 million in 1996. These decreases were offset by increases in favorable development of $1.9 million and $5.6 million, to $12.6 million and $5.7 million, in the commercial automobile and commercial multiple peril lines, respectively. Favorable development in other lines increased by $8.8 million, primarily as a result of environmental reserve strengthening in 1995. Favorable development in Hanover's voluntary and involuntary pools increased $3.7 million to $4.1 million during 1996.

Citizens' favorable development in 1997 primarily reflects a modest shift over the past few years of the workers' compensation business to Western and Northern Michigan, which have demonstrated more favorable loss experience than Eastern Michigan.

Citizens' favorable development in 1996 and 1995 primarily reflects the initiatives taken by the Company to manage medical costs in both the automobile and workers' compensation lines, as well as the impact of the Michigan Supreme Court ruling on workers' compensation indemnity payments in 1995, which decreases the maximum amount to be paid for indemnity cases on all existing and future claims.

Hanover's favorable development from 1995 to 1997 primarily reflects favorable legislation related to workers' compensation, improved safety features in automobiles, improved driving habits and a moderation of medical costs and inflation.

In 1995, Hanover's favorable development was primarily attributable to a re-estimate of reserves with respect to certain types of workers' compensation policies including large deductibles and excess of loss policies. In addition, during 1995 Hanover refined its estimation of unallocated loss adjustment expenses which increased favorable development in that year.

This favorable development reflects the Regional Property and Casualty subsidiaries' reserving philosophy consistently applied over these periods.

Due to the nature of the business written by the Regional Property and Casualty subsidiaries, the exposure to environmental liabilities is relatively small and therefore their reserves are relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the total reserve for losses and LAE were $53.1 million and $50.8 million, net of reinsurance of $15.7 million and $20.2 million at the end of 1997 and 1996, respectively. The Regional Property and Casualty subsidiaries do not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Regional Property and Casualty subsidiaries may be required to defend such claims. Due to their unusual nature and absence of historical claims data, reserves for these claims are not determined using historical experience to project future losses. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these claims are not material, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become material. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims for environmental liability are adequate. In addition, the Company is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

17.  MINORITY INTEREST

The Company's interest in Allmerica P&C is represented by ownership of 65.8%, 59.5% and 58.3% of the outstanding shares of common stock at December 31, 1997, 1996 and 1995, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

18.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by, solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

On June 23, 1995, the governor of Maine approved a legislative settlement for the Maine Workers' Compensation Residual Market Pool deficit for the years 1988 through 1992. The settlement provides for an initial funding of $220.0 million toward the deficit. The insurance carriers were liable for $65.0 million and employers would contribute $110.0 million payable through surcharges on premiums over the course of the next ten years. The major insurers are responsible for 90% of the $65.0 million. Hanover's allocated share of the settlement is approximately $4.2 million, which was paid in December 1995. The remainder of the deficit of $45.0 million will be paid by the Maine Guaranty Fund, payable in quarterly contributions over ten years. A group of smaller carriers filed litigation to appeal the settlement. Although the Company believes that adequate reserves have been established for any additional liability, there can be no assurance that the appeal will be resolved on a basis which is satisfactory to the Company.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

RESIDUAL MARKETS

The Company is required to participate in residual markets in various states. The results of the residual markets are not subject to the predictability associated with the Company's own managed business, and are significant to the workers' compensation line of business and both the private passenger and commercial automobile lines of business.

YEAR 2000

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

19.  STATUTORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Statutory net income (Combined)
  Property and Casualty Companies..............................................  $   190.3  $   155.3  $   155.3
  Life and Health Companies....................................................      191.2      133.3      134.3
Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies..............................................  $ 1,279.8  $ 1,201.6  $ 1,128.4
  Life and Health Companies....................................................    1,221.3    1,120.1      965.6

20.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

In July 1997, a lawsuit on behalf of a punitive class was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. The Company and the plaintiffs have entered into a settlement agreement. The Court granted preliminary approval of the settlement on December 4, 1998, and has scheduled the hearing to consider final approval for March 1999. Although the Company believes it has meritorious defenses to plaintiffs' claims, it concluded that this settlement was best for the Company. Accordingly, the Company recognized a $31.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes it has established an appropriate reserve, this reserve may be revised based on changes in the Company's estimate of the ultimate cost of the settlement.

Effective July 1, 1998 the Company entered into a reinsurance agreement with a highly rated reinsurer that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's accident and health assumed reinsurance pool business. These pools consist primarily of the Corporate Risk Management segment's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business, which the Company expects to run-off over the next three years. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998.

                                 BALANCE SHEET
                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                            INVESTMENT       MONEY
                                                GROWTH     GRADE INCOME     MARKET      EQUITY INDEX   GOVERNMENT BOND
                                              ----------   ------------   -----------   ------------   ---------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      353    $     271      $     239     $     415        $     258
Investments in shares of Fidelity Variable
  Insurance Products Funds..................          --           --             --            --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --           --             --            --               --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --           --             --            --               --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Total assets..............................         353          271            239           415              258

LIABILITIES:                                          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Net assets................................  $      353    $     271      $     239     $     415        $     258
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------
Net asset distribution by category:
  Variable life policies....................  $       --    $      --      $      --     $      --        $      --
  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         353          271            239           415              258
                                              ----------   ------------   -----------   ------------   ---------------
                                              $      353    $     271      $     239     $     415        $     258
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------
Units outstanding...........................         200          200            200           200              200
Net asset value per unit....................  $ 1.766571    $1.353405      $1.195309     $2.072812        $1.289701

                                                                                                                        SELECT

                                              SELECT AGGRESSIVE                   SELECT GROWTH AND   SELECT VALUE   INTERNATIONAL

                                                   GROWTH         SELECT GROWTH        INCOME         OPPORTUNITY*      EQUITY

                                              -----------------   -------------   -----------------   ------------   -------------

ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................      $     315         $     418         $     350        $     328       $     281

Investments in shares of Fidelity Variable
  Insurance Products Funds..................             --                --                --               --              --

Investment in shares of T. Rowe Price
  International Series, Inc.................             --                --                --               --              --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................             --                --                --               --              --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Total assets..............................            315               418               350              328             281

LIABILITIES:                                             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Net assets................................      $     315         $     418         $     350        $     328       $     281

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Net asset distribution by category:
  Variable life policies....................      $      --         $      --         $      --        $      --       $      --

  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................            315               418               350              328             281

                                              -----------------   -------------   -----------------   ------------   -------------

                                                  $     315         $     418         $     350        $     328       $     281

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Units outstanding...........................            200               200               200              200             200

Net asset value per unit....................      $1.573938         $2.089739         $1.748209        $1.640789       $1.406327


* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                                 BALANCE SHEET
                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1998

                                                 SELECT       FIDELITY       FIDELITY       FIDELITY     FIDELITY      FIDELITY
                                                CAPITAL          VIP            VIP           VIP          VIP          VIP II
                                              APPRECIATION   HIGH INCOME   EQUITY-INCOME     GROWTH      OVERSEAS    ASSET MANAGER
                                              ------------   -----------   -------------   ----------   ----------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $     308      $      --      $      --     $       --   $       --     $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds..................          --            272            340            396          259           317
Investment in shares of T. Rowe Price
  International Series, Inc.................          --             --             --             --           --            --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --             --             --             --           --            --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Total assets..............................         308            272            340            396          259           317

LIABILITIES:                                          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Net assets................................   $     308      $     272      $     340     $      396   $      259     $     317

Net asset distribution by category:
  Variable life policies....................   $      --      $      --      $      --     $       --   $       --     $      --
  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         308            272            340            396          259           317
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                               $     308      $     272      $     340     $      396   $      259     $     317
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                              ------------   -----------   -------------   ----------   ----------   -------------

Units outstanding...........................         200            200            200            200          200           200
Net asset value per unit....................   $1.541959      $1.357594      $1.701626     $ 1.980787   $ 1.296389     $1.586257


                                                  T. ROWE PRICE                DGPF                 INVESCO              INVESCO

                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY   INDUSTRIAL INCOME(A)   TOTAL RETURN(A)

                                              ----------------------   --------------------   --------------------   ---------------


ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................        $      --               $      --              $      --            $      --

Investments in shares of Fidelity Variable
  Insurance Products Funds..................               --                      --                     --                   --

Investment in shares of T. Rowe Price
  International Series, Inc.................               --                      --                     --                   --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................               --                     268                     --                   --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Total assets..............................        $      --               $     268                     --                   --

LIABILITIES:                                               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Net assets................................        $      --               $     268                     --                   --

Net asset distribution by category:
  Variable life policies....................        $      --               $      --              $      --            $      --

  Value of investments by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................               --                     268                     --                   --

                                                   ----------              ----------             ----------         ---------------

                                                    $      --               $     268              $      --            $      --

                                                   ----------              ----------             ----------         ---------------

                                                   ----------              ----------             ----------         ---------------

Units outstanding...........................                0                     200                      0                    0

Net asset value per unit....................        $1.000000               $1.342082              $1.000000            $1.000000


(a) (a) For the period ended September 30, 1998, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                                      OPS
                               GROUP VEL ACCOUNT
                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                                                                                    SELECT
                                                         INVESTMENT                                  GOVERNMENT   AGGRESSIVE
                                              GROWTH    GRADE INCOME   MONEY MARKET   EQUITY INDEX      BOND        GROWTH
                                              -------   ------------   ------------   ------------   ----------   ----------
INVESTMENT INCOME:
  Dividends.................................   $   3         $12            $ 9            $ 4           $10         $ --
EXPENSES:
  Mortality and expense risk fees...........      --          --             --             --            --           --
  Administrative expense fees...............      --          --             --             --            --           --
                                              -------        ---            ---            ---           ---          ---
    Total expenses..........................      --          --             --             --            --           --
                                              -------        ---            ---            ---           ---          ---
  Net investment income.....................       3          12              9              4            10           --
                                              -------        ---            ---            ---           ---          ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................       4          --             --              1            --           --
  Net realized gain from sales of
    investments.............................      --          --             --             --            --           --
                                              -------        ---            ---            ---           ---          ---
    Net realized gain.......................       4          --             --              1            --           --
  Net unrealized gain (loss)................     (14)          8             --             18             8          (36)
                                              -------        ---            ---            ---           ---          ---
    Net realized and unrealized gain
      (loss)................................     (10)          8             --             19             8          (36)
                                              -------        ---            ---            ---           ---          ---
    Net increase (decrease) in net assets
      from operations.......................   $  (7)        $20            $ 9            $23           $18         $(36)
                                              -------        ---            ---            ---           ---          ---
                                              -------        ---            ---            ---           ---          ---

                                                                 SELECT        SELECT         SELECT
                                                                 GROWTH        VALUE       INTERNATIONAL
                                              SELECT GROWTH    AND INCOME   OPPORTUNITY*      EQUITY
                                              -------------   ------------  ------------   ------------
INVESTMENT INCOME:
  Dividends.................................       $ 0            $   3         $  0           $  2
EXPENSES:
  Mortality and expense risk fees...........        --               --           --
  Administrative expense fees...............        --               --           --             --
                                                   ---              ---          ---            ---
    Total expenses..........................        --               --           --             --
                                                   ---              ---          ---            ---
  Net investment income.....................         0                3            0              2
                                                   ---              ---          ---            ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         4                1            1             --
  Net realized gain from sales of
    investments.............................        --               --           --             --
                                                   ---              ---          ---            ---
    Net realized gain.......................         4                1            1             --
  Net unrealized gain (loss)................        28              (14   )      (28)           (10)
                                                   ---              ---          ---            ---
    Net realized and unrealized gain
      (loss)................................        32              (12   )      (27)           (10)
                                                   ---              ---          ---            ---
    Net increase (decrease) in net assets
      from operations.......................       $32            $  (9   )     $(27)          $ (8)
                                                   ---              ---          ---            ---
                                                   ---              ---          ---            ---

* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                                      OPS
                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                                  (UNAUDITED)
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                              FIDELITY
                                                 SELECT         VIP         FIDELITY     FIDELITY  FIDELITY     FIDELITY
                                                CAPITAL         HIGH          VIP          VIP       VIP         VIP II
                                              APPRECIATION     INCOME     EQUITY-INCOME  GROWTH    OVERSEAS   ASSET MANAGER
                                              ------------   ----------   ------------   -------   --------   -------------
INVESTMENT INCOME:
  Dividends.................................      $ --          $ 21          $  5         $ 2       $  5          $ 10
EXPENSES:
  Mortality and expense risk fees...........        --            --            --          --         --            --
  Administrative expense fees...............        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Total expenses..........................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
  Net investment income.....................        --            21             5           2          5            10
                                                   ---           ---           ---       -------      ---           ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................        --            13            18          47         16            30
  Net realized gain from sales of
    investments.............................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Net realized gain.......................        --            13            18          47         16            30
  Net unrealized gain (loss)................       (36)          (60)          (94)         (6)       (33)          (33)
                                                   ---           ---           ---       -------      ---           ---
    Net realized and unrealized gain
      (loss)................................       (38)          (46)          (17)         41        (18)           (4)
                                                   ---           ---           ---       -------      ---           ---
    Net increase (decrease) in net assets
      from operations.......................      $(38)         $(25)         $(12)        $43       $(13)         $  6
                                                   ---           ---           ---       -------      ---           ---
                                                   ---           ---           ---       -------      ---           ---


                                                  T. ROWE PRICE                DGPF                  INVESCO
                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY    INDUSTRIAL INCOME(A)
                                              ----------------------   ---------------------   --------------------
INVESTMENT INCOME:
  Dividends.................................           $--                     $ 11                     $--
EXPENSES:
  Mortality and expense risk fees...........            --                       --                      --
  Administrative expense fees...............            --                       --                      --
                                                       ---                      ---                     ---
    Total expenses..........................            --                       --                      --
                                                       ---                      ---                     ---
  Net investment income.....................            --                       11                      --
                                                       ---                      ---                     ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................            --                       --                      --
  Net realized gain from sales of
    investments.............................            --                       --                      --
                                                       ---                      ---                     ---
    Net realized gain.......................            --                       --                      --
  Net unrealized gain (loss)................            --                      (21)                     --
                                                       ---                      ---                     ---
    Net realized and unrealized gain
      (loss)................................            --                      (21)                     --
                                                       ---                      ---                     ---
    Net increase (decrease) in net assets
      from operations.......................           $--                     $(10)                    $--
                                                       ---                      ---                     ---
                                                       ---                      ---                     ---


                                                  INVESCO
                                              TOTAL RETURN(A)
                                              ---------------
INVESTMENT INCOME:
  Dividends.................................        $--
EXPENSES:
  Mortality and expense risk fees...........         --
  Administrative expense fees...............         --
                                                    ---
    Total expenses..........................         --
                                                    ---
  Net investment income.....................         --
                                                    ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         --
  Net realized gain from sales of
    investments.............................         --
                                                    ---
    Net realized gain.......................         --
  Net unrealized gain (loss)................         --
                                                    ---
    Net realized and unrealized gain
      (loss)................................         --
                                                    ---
    Net increase (decrease) in net assets
      from operations.......................        $--
                                                    ---
                                                    ---

(a) For the period ended September 30, 1998, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                                      CNA
                               GROUP VEL ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)
                      NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                                                                                     SELECT
                                                         INVESTMENT                                  GOVERNMENT    AGGRESSIVE
                                              GROWTH    GRADE INCOME   MONEY MARKET   EQUITY INDEX      BOND         GROWTH
                                              -------   ------------   ------------   ------------   -----------   ----------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................  $    3        $ 12           $  9           $  4          $   9         $  --
    Net realized gain on investments........       4          --             --              1             --            --
    Net unrealized gain (loss) on
      investments...........................     (14)          8              -             18              9           (36)
                                              -------      -----          -----          -----          -----         -----
    Net increase in net assets from
      operations............................      (7)         20              9             23             18           (36)
                                              -------      -----          -----          -----          -----         -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................      --          --             --             --             --            --
    Terminations............................      --          --             --             --             --            --
    Insurance and other charges.............      --          --             --             --             --            --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......      --          --             --             --             --            --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................      --          --             --             --             --            --
                                              -------      -----          -----          -----          -----         -----
Net increase in net assets from capital
  transactions..............................      --          --             --             --             --            --
                                              -------      -----          -----          -----          -----         -----
    Net increase (decrease) in net assets...      (7)         20              9             23             18           (36)
NET ASSETS:
    Beginning of period.....................     360         251            230            392            240           351
                                              -------      -----          -----          -----          -----         -----
    End of period...........................  $  353        $271           $239           $415          $ 258         $ 315
                                              -------      -----          -----          -----          -----         -----
                                              -------      -----          -----          -----          -----         -----

                                                                 SELECT         SELECT         SELECT
                                                                 GROWTH         VALUE       INTERNATIONAL
                                              SELECT GROWTH    AND INCOME    OPPORTUNITY*      EQUITY
                                              -------------   ------------   ------------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................       $ --           $   3          $  --          $   2
    Net realized gain on investments........          4               1              1             --
    Net unrealized gain (loss) on
      investments...........................         28             (13)           (28)           (10)
                                                  -----           -----          -----          -----
    Net increase in net assets from
      operations............................         32              (9)           (27)            (8)
                                                  -----           -----          -----          -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................         --              --             --             --
    Terminations............................         --              --             --             --
    Insurance and other charges.............         --              --             --             --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......         --              --             --             --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................         --              --             --             --
                                                  -----           -----          -----          -----
Net increase in net assets from capital
  transactions..............................         --              --             --             --
                                                  -----           -----          -----          -----
    Net increase (decrease) in net assets...         32              (9)           (27)            (8)
NET ASSETS:
    Beginning of period.....................        386             359            355            289
                                                  -----           -----          -----          -----
    End of period...........................       $418           $ 350          $ 328          $ 281
                                                  -----           -----          -----          -----
                                                  -----           -----          -----          -----

* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                                      CNA
                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                  (UNAUDITED)
                      NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                              FIDELITY
                                                 SELECT         VIP         FIDELITY     FIDELITY  FIDELITY     FIDELITY
                                                CAPITAL         HIGH          VIP          VIP       VIP         VIP II
                                              APPRECIATION     INCOME     EQUITY-INCOME  GROWTH    OVERSEAS   ASSET MANAGER
                                              ------------   ----------   ------------   -------   --------   -------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................      $ --          $ 21          $  5         $ 2       $  5          $ 10
    Net realized gain on investments........        --            13            17          48         16            29
    Net unrealized gain (loss) on
      investments...........................       (38)          (59)          (34)         (7)       (34)          (33)
                                                   ---           ---           ---       -------      ---           ---
    Net increase in net assets from
      operations............................       (38)          (25)          (12)         43        (13)            6
                                                   ---           ---           ---       -------      ---           ---
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................        --            --            --          --         --            --
    Terminations............................        --            --            --          --         --            --
    Insurance and other charges.............        --            --            --          --         --            --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......        --            --            --          --         --            --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Net increase in net assets from capital
      transactions..........................        --            --            --          --         --            --
                                                   ---           ---           ---       -------      ---           ---
    Net increase (decrease) in net assets...       (38)          (25)          (12)         43        (13)            6
NET ASSETS:
    Beginning of period.....................       346           297           352         353        272           311
                                                   ---           ---           ---       -------      ---           ---
    End of period...........................      $308          $272          $340         $396      $259          $317
                                                   ---           ---           ---       -------      ---           ---
                                                   ---           ---           ---       -------      ---           ---


                                                  T. ROWE PRICE                DGPF                  INVESCO
                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY    INDUSTRIAL INCOME(A)
                                              ----------------------   ---------------------   --------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................           $--                     $ 11                     $--
    Net realized gain on investments........            --                       --                      --
    Net unrealized gain (loss) on
      investments...........................            --                      (21)                     --
                                                       ---                      ---                     ---
    Net increase in net assets from
      operations............................            --                      (10)                     --
                                                       ---                      ---                     ---
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................            --                       --                      --
    Terminations............................            --                       --                      --
    Insurance and other charges.............            --                       --                      --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......            --                       --                      --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................            --                       --                      --
                                                       ---                      ---                     ---
    Net increase in net assets from capital
      transactions..........................            --                       --                      --
                                                       ---                      ---                     ---
    Net increase (decrease) in net assets...            --                      (10)                     --
NET ASSETS:
    Beginning of period.....................            --                      278                      --
                                                       ---                      ---                     ---
    End of period...........................           $--                     $268                     $--
                                                       ---                      ---                     ---
                                                       ---                      ---                     ---


                                                  INVESCO
                                              TOTAL RETURN(A)
                                              ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income...................        $--
    Net realized gain on investments........         --
    Net unrealized gain (loss) on
      investments...........................         --
                                                    ---
    Net increase in net assets from
      operations............................         --
                                                    ---
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................         --
    Terminations............................         --
    Insurance and other charges.............         --
    Other transfers from (to) the General
      Account of First Allmerica Financial
      Life Insurance Company (Sponsor)......         --
    Net increase in investments by First
      Allmerica Financial Life Insurance
      Company (Sponsor).....................         --
                                                    ---
    Net increase in net assets from capital
      transactions..........................         --
                                                    ---
    Net increase (decrease) in net assets...         --
NET ASSETS:
    Beginning of period.....................         --
                                                    ---
    End of period...........................        $--
                                                    ---
                                                    ---

(a) For the period ended September 30, 1998, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1 -- ORGANIZATION

The Group VEL Account (Group VEL) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company) established on November 13, 1996 (initial investment by the Company occurred on May 1, 1995), for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers twenty Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica, or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR), or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc., or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd., or of INVESCO Variable Investment Funds, Inc. (INVESCO) managed by INVESCO Funds Group, Inc. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO (the Funds) are open-end, diversified management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO and its affiliates.

Effective January 9, 1998, the investment portfolio of the Trust, which was formerly known as Small-Mid Cap Value Fund changed its name to Select Value Opportunity Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO at net asset value.

FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and Policyowners of the Group VEL Account of First Allmercia Financial Life insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (Growth, Investment Grade Income, Money Market, Equity Index, Government Bond, Select Aggressive Growth, Select Growth, Select Growth and Income, Select Value Opportunity, Select International Equity, Select Capital Appreciation, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Asset Manager, T. Rowe Price International Stock, DGPF International Equity INVESCO Industrial Income, and INVESCO Total Return) constituting the Group VEL Account of First Allmerica Financial Life Insurance Company at December 31, 1997, the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP

Boston, Massachusetts

March 25, 1998

                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                            INVESTMENT       MONEY                       GOVERNMENT
                                                GROWTH     GRADE INCOME     MARKET      EQUITY INDEX        BOND
                                              ----------   ------------   -----------   ------------   ---------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................  $      360    $     251      $     230     $     392        $     240
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --           --             --            --               --
Investment in shares of T. Rowe Price
  International Series, Inc.................          --           --             --            --               --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --           --             --            --               --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Total assets..............................         360          251            230           392              240

LIABILITIES:                                          --           --             --            --               --
                                              ----------   ------------   -----------   ------------   ---------------
  Net assets................................  $      360    $     251      $     230     $     392        $     240
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------

Net asset distribution by category:
  Variable life policies....................  $       --    $      --      $      --     $      --        $      --
  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         360          251            230           392              240
                                              ----------   ------------   -----------   ------------   ---------------
                                              $      360    $     251      $     230     $     392        $     240
                                              ----------   ------------   -----------   ------------   ---------------
                                              ----------   ------------   -----------   ------------   ---------------

Units outstanding, December 31, 1997........         200          200            200           200              200
Net asset value per unit,
  December 31, 1997.........................  $ 1.798419    $1.256448      $1.149225     $1.961119        $1.197997

                                                   SELECT                              SELECT            SELECT         SELECT

                                                 AGGRESSIVE                            GROWTH            VALUE       INTERNATIONAL

                                                   GROWTH         SELECT GROWTH      AND INCOME       OPPORTUNITY*      EQUITY

                                              -----------------   -------------   -----------------   ------------   -------------

ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................      $     351         $     386         $     359        $     355       $     289

Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............             --                --                --               --              --

Investment in shares of T. Rowe Price
  International Series, Inc.................             --                --                --               --              --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................             --                --                --               --              --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Total assets..............................            351               386               359              355             289

LIABILITIES:                                             --                --                --               --              --

                                              -----------------   -------------   -----------------   ------------   -------------

  Net assets................................      $     351         $     386         $     359        $     355       $     289

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Net asset distribution by category:
  Variable life policies....................      $      --         $      --         $      --        $      --       $      --

  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................            351               386               359              355             289

                                              -----------------   -------------   -----------------   ------------   -------------

                                                  $     351         $     386         $     359        $     355       $     289

                                              -----------------   -------------   -----------------   ------------   -------------

                                              -----------------   -------------   -----------------   ------------   -------------

Units outstanding, December 31, 1997........            200               200               200              200             200

Net asset value per unit,
  December 31, 1997.........................      $1.753583         $1.929040         $1.793007        $1.774635       $1.442621


* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                 SELECT       FIDELITY       FIDELITY       FIDELITY     FIDELITY      FIDELITY
                                                CAPITAL          VIP            VIP           VIP          VIP          VIP II
                                              APPRECIATION   HIGH INCOME   EQUITY-INCOME     GROWTH      OVERSEAS    ASSET MANAGER
                                              ------------   -----------   -------------   ----------   ----------   -------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................   $     346      $      --      $      --     $       --   $       --     $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............          --            297            352            353          272           311
Investment in shares of T. Rowe Price
  International Series, Inc.................          --             --             --             --           --            --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................          --             --             --             --           --            --
Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Total assets..............................         346            297            352            353          272           311

LIABILITIES:                                          --             --             --             --           --            --
                                              ------------   -----------   -------------   ----------   ----------   -------------
  Net assets................................   $     346      $     297      $     352     $      353   $      272     $     311
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                              ------------   -----------   -------------   ----------   ----------   -------------

Net asset distribution by category:
  Variable life policies....................   $      --      $      --      $      --     $       --   $       --     $      --
  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................         346            297            352            353          272           311
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                               $     346      $     297      $     352     $      353   $      272     $     311
                                              ------------   -----------   -------------   ----------   ----------   -------------
                                              ------------   -----------   -------------   ----------   ----------   -------------

Units outstanding, December 31, 1997........         200            200            200            200          200           200
Net asset value per unit,
  December 31, 1997.........................   $1.731812      $1.484711      $1.759719     $ 1.765047   $ 1.357742     $1.555159


                                                  T. ROWE PRICE                DGPF                 INVESCO              INVESCO

                                              INTERNATIONAL STOCK(A)   INTERNATIONAL EQUITY   INDUSTRIAL INCOME(A)   TOTAL RETURN(A)

                                              ----------------------   --------------------   --------------------   ---------------


ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................        $      --               $      --              $      --            $      --

Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............               --                      --                     --                   --

Investment in shares of T. Rowe Price
  International Series, Inc.................               --                      --                     --                   --

Investment in shares of Delaware Group
  Premium Fund, Inc.........................               --                     278                     --                   --

Investments in shares of INVESCO Variable
  Investment Funds, Inc.....................               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Total assets..............................               --                     278                     --                   --

LIABILITIES:                                               --                      --                     --                   --

                                                   ----------              ----------             ----------         ---------------

  Net assets................................        $      --               $     278              $      --            $      --

                                                   ----------              ----------             ----------         ---------------

                                                   ----------              ----------             ----------         ---------------

Net asset distribution by category:
  Variable life policies....................        $      --               $      --              $      --            $      --

  Value of investment by First Allmerica
    Financial Life Insurance Company
    (Sponsor)...............................               --                     278                     --                   --

                                                   ----------              ----------             ----------         ---------------

                                                    $      --               $     278              $      --            $      --

                                                   ----------              ----------             ----------         ---------------

                                                   ----------              ----------             ----------         ---------------

Units outstanding, December 31, 1997........               --                     200                     --                   --

Net asset value per unit,
  December 31, 1997.........................        $1.000000               $1.392132              $1.000000            $1.000000


(a) For the period ended 12/31/97, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                            STATEMENTS OF OPERATIONS

                                         GROWTH
                                                   (UNAUDITED)     INVESTMENT GRADE INCOME
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $      6   $      5        $ 4   $     15   $14        $11
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Total expenses..........       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
  Net investment income.....        6          5          4         15    14         11
                                  ---        ---        ---        ---   ----       ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       58         26         18         --    --         --
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Net realized gain.......       58         26         18         --    --         --
  Net unrealized gain
    (loss)..................        9         17         17          6    (6)        11
                                  ---        ---        ---        ---   ----       ---
    Net realized and
      unrealized gain
      (loss)................       67         43         35          6    (6)        11
                                  ---        ---        ---        ---   ----       ---
    Net increase in net
      assets from
      operations............ $     73   $     48        $39   $     21   $ 8        $22
                                  ---        ---        ---        ---   ----       ---
                                  ---        ---        ---        ---   ----       ---


                                        MONEY MARKET                         EQUITY INDEX
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $     12   $   11        $  7       $        4   $   5         $ 1
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                                  ---   -------        ---              ---   ------        ---
    Total expenses..........       --       --          --               --      --          --
                                  ---   -------        ---              ---   ------        ---
  Net investment income.....       12       11           7                4       5           1
                                  ---   -------        ---              ---   ------        ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --       --          --               11       4          16
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                                  ---   -------        ---              ---   ------        ---
    Net realized gain.......       --       --          --               11       4          16
  Net unrealized gain
    (loss)..................       --       --          --               81      45          25
                                  ---   -------        ---              ---   ------        ---
    Net realized and
      unrealized gain
      (loss)................       --       --          --               92      49          41
                                  ---   -------        ---              ---   ------        ---
    Net increase in net
      assets from
      operations............ $     12   $   11        $  7       $       96   $  54         $42
                                  ---   -------        ---              ---   ------        ---
                                  ---   -------        ---              ---   ------        ---

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                     GOVERNMENT BOND
                                                   (UNAUDITED)    SELECT AGGRESSIVE GROWTH
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $     13   $     13        $ 9   $     --   $--        $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---        ---        ---   ---------  ----     -----
    Total expenses..........       --         --         --         --    --         --
                                  ---        ---        ---   ---------  ----     -----
  Net investment income.....       13         13          9         --    --         --
                                  ---        ---        ---   ---------  ----     -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --         --         --         29    21         --
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---        ---        ---   ---------  ----     -----
    Net realized gain.......       --         --         --         29    21         --
  Net unrealized gain
    (loss)..................        3         (5)         7         27    25         49
                                  ---        ---        ---   ---------  ----     -----
    Net realized and
      unrealized gain
      (loss)................        3         (5)         7         56    46         49
                                  ---        ---        ---   ---------  ----     -----
    Net increase in net
      assets from
      operations............ $     16   $      8        $16   $     56   $46        $49
                                  ---        ---        ---   ---------  ----     -----
                                  ---        ---        ---   ---------  ----     -----


                                       SELECT GROWTH                   SELECT GROWTH AND INCOME
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $      1   $    1        $ --       $        4   $   4         $ 2
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------        ---
    Total expenses..........       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------        ---
  Net investment income.....        1        1          --                4       4           2
                                  ---   -------      -----              ---   ------        ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       20       40          --               31      21          10
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------        ---
    Net realized gain.......       20       40          --               31      21          10
  Net unrealized gain
    (loss)..................       77       11          36               31      26          30
                                  ---   -------      -----              ---   ------        ---
    Net realized and
      unrealized gain
      (loss)................       97       51          36               62      47          40
                                  ---   -------      -----              ---   ------        ---
    Net increase in net
      assets from
      operations............ $     98   $   52        $ 36       $       66   $  51         $42
                                  ---   -------      -----              ---   ------        ---
                                  ---   -------      -----              ---   ------        ---

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                SELECT VALUE OPPORTUNITY*
                                                   (UNAUDITED)   SELECT INTERNATIONAL EQUITY
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $      2   $      2        $ 2   $      7   $ 5        $ 2
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Total expenses..........       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
  Net investment income.....        2          2          2          7     5          2
                                  ---        ---        ---        ---   ----       ---
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       47         12          5          9     1          1
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---        ---        ---        ---   ----       ---
    Net realized gain.......       47         12          5          9     1          1
  Net unrealized gain
    (loss)..................       22         49         14         (3)   44         23
                                  ---        ---        ---        ---   ----       ---
    Net realized and
      unrealized gain
      (loss)................       69         61         19          6    45         24
                                  ---        ---        ---        ---   ----       ---
    Net increase in net
      assets from
      operations............ $     71   $     63        $21   $     13   $50        $26
                                  ---        ---        ---        ---   ----       ---
                                  ---        ---        ---        ---   ----       ---


                                SELECT CAPITAL APPRECIATION            FIDELITY VIP HIGH INCOME
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $     --   $   --        $  5       $       18   $  17         $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                             ---------  -------        ---              ---   ------      -----
    Total expenses..........       --       --          --               --      --          --
                             ---------  -------        ---              ---   ------      -----
  Net investment income.....       --       --           5               18      17          --
                             ---------  -------        ---              ---   ------      -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --        1          --                2       3          --
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                             ---------  -------        ---              ---   ------      -----
    Net realized gain.......       --        1          --                2       3          --
  Net unrealized gain
    (loss)..................       43       23          74               25      11          21
                             ---------  -------        ---              ---   ------      -----
    Net realized and
      unrealized gain
      (loss)................       43       24          74               27      14          21
                             ---------  -------        ---              ---   ------      -----
    Net increase in net
      assets from
      operations............ $     43   $   24        $ 79       $       45   $  31         $21
                             ---------  -------        ---              ---   ------      -----
                             ---------  -------        ---              ---   ------      -----

* Name changed. See Note 1.

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                               FIDELITY VIP EQUITY-INCOME
                                                   (UNAUDITED)       FIDELITY VIP GROWTH
                                   FOR THE          FOR THE       FOR THE       (UNAUDITED)
                                  YEAR ENDED        PERIOD      YEAR ENDED        FOR THE
                                 DECEMBER 31,      5/1/95**    DECEMBER 31,        PERIOD
                             --------------------     TO      ---------------     5/1/95**
                               1997       1996     12/31/95     1997     1996   TO 12/31/95
                             ---------  ---------  ---------  ---------  ----  --------------
INVESTMENT INCOME:
  Dividends................. $      4   $     --        $ 4   $      1   $ 1        $--

EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --         --    --         --
  Administrative expense
    fees....................       --         --         --         --    --         --
                                  ---   ---------       ---        ---   ----     -----
    Total expenses..........       --         --         --         --    --         --
                                  ---   ---------       ---        ---   ----     -----
  Net investment income.....        4         --          4          1     1         --
                                  ---   ---------       ---        ---   ----     -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       24         11         --          9    17         --
  Net realized gain from
    sales on investments....       --         --         --         --    --         --
                                  ---   ---------       ---        ---   ----     -----
    Net realized gain.......       24         11         --          9    17         --
  Net unrealized gain
    (loss)..................       49         23         37         57    19         49
                                  ---   ---------       ---        ---   ----     -----
    Net realized and
      unrealized gain
      (loss)................       73         34         37         66    36         49
                                  ---   ---------       ---        ---   ----     -----
    Net increase in net
      assets from
      operations............ $     77   $     34        $41   $     67   $37        $49
                                  ---   ---------       ---        ---   ----     -----
                                  ---   ---------       ---        ---   ----     -----


                                   FIDELITY VIP OVERSEAS            FIDELITY VIP II ASSET MANAGER
                                  FOR THE         (UNAUDITED)          FOR THE
                                 YEAR ENDED         FOR THE          YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,         PERIOD         DECEMBER 31,          FOR THE
                             ------------------     5/1/95**     -------------------  PERIOD 5/1/95**
                               1997      1996     TO 12/31/95       1997       1996     TO 12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INVESTMENT INCOME:
  Dividends................. $      5   $    2        $ --       $        8   $   8         $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --       --          --               --      --          --
  Administrative expense
    fees....................       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------      -----
    Total expenses..........       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------      -----
  Net investment income.....        5        2          --                8       8          --
                                  ---   -------      -----              ---   ------      -----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       17        3          --               23       7          --
  Net realized gain from
    sales on investments....       --       --          --               --      --          --
                                  ---   -------      -----              ---   ------      -----
    Net realized gain.......       17        3          --               23       7          --
  Net unrealized gain
    (loss)..................        7       23          15               22      18          25
                                  ---   -------      -----              ---   ------      -----
    Net realized and
      unrealized gain
      (loss)................       24       26          15               45      25          25
                                  ---   -------      -----              ---   ------      -----
    Net increase in net
      assets from
      operations............ $     29   $   28        $ 15       $       53   $  33         $25
                                  ---   -------      -----              ---   ------      -----
                                  ---   -------      -----              ---   ------      -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                DGPF INTERNATIONAL EQUITY
                                                   (UNAUDITED)
                                   FOR THE          FOR THE
                                  YEAR ENDED        PERIOD
                                 DECEMBER 31,      5/1/95**
                             --------------------     TO
                               1997       1996     12/31/95
                             ---------  ---------  ---------
INVESTMENT INCOME:
  Dividends................. $      9   $      7        $--
EXPENSES (NOTE 4):
  Mortality and expense risk
    fees....................       --         --         --
  Administrative expense
    fees....................       --         --         --
                                  ---        ---   ---------
    Total expenses..........       --         --         --
                                  ---        ---   ---------
  Net investment income.....        9          7         --
                                  ---        ---   ---------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors......       --          2         --
  Net realized gain from
    sales on investments....       --         --         --
                                  ---        ---   ---------
    Net realized gain.......       --          2         --
  Net unrealized gain
    (loss)..................        8         35         17
                                  ---        ---   ---------
    Net realized and
     unrealized gain
     (loss).................        8         37         17
                                  ---        ---   ---------
    Net increase in net
     assets from
     operations............. $     17   $     44        $17
                                  ---        ---   ---------
                                  ---        ---   ---------

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                          GROWTH
                                                   (UNAUDITED)
                                                     PERIOD         INVESTMENT GRADE INCOME
                                  YEAR ENDED          FROM        YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       5/1/95**     DECEMBER 31,      PERIOD FROM
                             --------------------      TO      -----------------   5/1/95** TO
                               1997       1996      12/31/95     1997      1996      12/31/95
                             ---------  ---------  ----------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      6   $      5        $  4   $     15    $ 14        $ 11
    Net realized gain.......       58         26          18         --      --          --
    Net unrealized gain
      (loss)................        9         17          17          6      (6)         11
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from
      operations............       73         48          39         21       8          22
                             ---------  ---------      -----   ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --         --      --          --
    Terminations............       --         --          --         --      --          --
    Insurance and other
      charges...............       --         --          --         --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --         --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets................       73         48         239         21       8         222
NET ASSETS:
    Beginning of period.....      287        239          --        230     222          --
                             ---------  ---------      -----   ---------  ------      -----
    End of period........... $    360   $    287        $239   $    251    $230        $222
                             ---------  ---------      -----   ---------  ------      -----
                             ---------  ---------      -----   ---------  ------      -----


                                        MONEY MARKET                         EQUITY INDEX
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $     12   $   11        $  7       $        4   $   5         $ 1
    Net realized gain.......       --       --          --               11       4          16
    Net unrealized gain
      (loss)................       --       --          --               81      45          25
                             ---------  -------      -----            -----   ------      -----
    Net increase in net
      assets from
      operations............       12       11           7               96      54          42
                             ---------  -------      -----            -----   ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --          --
    Terminations............       --       --          --               --      --          --
    Insurance and other
      charges...............       --       --          --               --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --         200
                             ---------  -------      -----            -----   ------      -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --         200
                             ---------  -------      -----            -----   ------      -----
    Net increase in net
      assets................       12       11         207               96      54         242
NET ASSETS:
    Beginning of period.....      218      207          --              296     242          --
                             ---------  -------      -----            -----   ------      -----
    End of period........... $    230   $  218        $207       $      392   $ 296         $242
                             ---------  -------      -----            -----   ------      -----
                             ---------  -------      -----            -----   ------      -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                     GOVERNMENT BOND
                                                   (UNAUDITED)
                                                     PERIOD        SELECT AGGRESSIVE GROWTH
                                  YEAR ENDED          FROM        YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       5/1/95**     DECEMBER 31,      PERIOD FROM
                             --------------------      TO      -----------------   5/1/95** TO
                               1997       1996      12/31/95     1997      1996      12/31/95
                             ---------  ---------  ----------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $     13   $     13        $  9   $     --    $ --        $ --
    Net realized gain.......       --         --          --         29      21          --
    Net unrealized gain
      (loss)................        3         (5)          7         27      25          49
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from
      operations............       16          8          16         56      46          49
                             ---------  ---------      -----   ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --         --      --          --
    Terminations............       --         --          --         --      --          --
    Insurance and other
      charges...............       --         --          --         --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --         --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets................       16          8         216         56      46         249
NET ASSETS:
    Beginning of period.....      224        216          --        295     249          --
                             ---------  ---------      -----   ---------  ------      -----
    End of period........... $    240   $    224        $216   $    351    $295        $249
                             ---------  ---------      -----   ---------  ------      -----
                             ---------  ---------      -----   ---------  ------      -----


                                       SELECT GROWTH                   SELECT GROWTH AND INCOME
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      1   $    1        $ --       $        4   $   4         $  2
    Net realized gain.......       20       40          --               31      21           10
    Net unrealized gain
      (loss)................       77       11          36               31      26           30
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from
      operations............       98       52          36               66      51           42
                             ---------  -------      -----            -----   ------       -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --           --
    Terminations............       --       --          --               --      --           --
    Insurance and other
      charges...............       --       --          --               --      --           --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --           --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets................       98       52         236               66      51          242
NET ASSETS:
    Beginning of period.....      288      236          --              293     242           --
                             ---------  -------      -----            -----   ------       -----
    End of period........... $    386   $  288        $236       $      359   $ 293         $242
                             ---------  -------      -----            -----   ------       -----
                             ---------  -------      -----            -----   ------       -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                SELECT VALUE OPPORTUNITY*
                                                   (UNAUDITED)
                                                     PERIOD       SELECT INTERNATIONAL EQUITY
                                  YEAR ENDED          FROM        YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       5/1/95**     DECEMBER 31,      PERIOD FROM
                             --------------------      TO      -----------------   5/1/95** TO
                               1997       1996      12/31/95     1997      1996      12/31/95
                             ---------  ---------  ----------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      2   $      2        $  2   $      7    $  5        $  2
    Net realized gain.......       47         12           5          9       1           1
    Net unrealized gain
      (loss)................       22         49          14         (3)     44          23
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from
      operations............       71         63          21         13      50          26
                             ---------  ---------      -----   ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --         --      --          --
    Terminations............       --         --          --         --      --          --
    Insurance and other
      charges...............       --         --          --         --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --         --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200         --      --         200
                             ---------  ---------      -----   ---------  ------      -----
    Net increase in net
      assets................       71         63         221         13      50         226
NET ASSETS:
  Beginning of period.......      284        221          --        276     226          --
                             ---------  ---------      -----   ---------  ------      -----
  End of period............. $    355   $    284        $221   $    289    $276        $226
                             ---------  ---------      -----   ---------  ------      -----
                             ---------  ---------      -----   ---------  ------      -----


                                SELECT CAPITAL APPRECIATION            FIDELITY VIP HIGH INCOME
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $     --   $   --        $  5       $       18   $  17         $ --
    Net realized gain.......       --        1          --                2       3           --
    Net unrealized gain
      (loss)................       43       23          74               25      11           21
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from
      operations............       43       24          79               45      31           21
                             ---------  -------      -----            -----   ------       -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --           --
    Terminations............       --       --          --               --      --           --
    Insurance and other
      charges...............       --       --          --               --      --           --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --           --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets................       43       24         279               45      31          221
NET ASSETS:
  Beginning of period.......      303      279          --              252     221           --
                             ---------  -------      -----            -----   ------       -----
  End of period............. $    346   $  303        $279       $      297   $ 252         $221
                             ---------  -------      -----            -----   ------       -----
                             ---------  -------      -----            -----   ------       -----

* Name changed. See Note 1.

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

ap4264c

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                  FIDELITY VIP EQUITY-INCOME              FIDELITY VIP GROWTH
                                  YEAR ENDED        (UNAUDITED)       YEAR ENDED       (UNAUDITED)
                                 DECEMBER 31,       PERIOD FROM      DECEMBER 31,      PERIOD FROM
                             --------------------   5/1/95** TO    -----------------   5/1/95** TO
                               1997       1996        12/31/95       1997      1996      12/31/95
                             ---------  ---------  --------------  ---------  ------  --------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      4   $     --        $  4       $      1    $  1        $ --
    Net realized gain.......       24         11          --              9      17          --
    Net unrealized gain
      (loss)................       49         23          37             57      19          49
                             ---------  ---------      -----       ---------  ------      -----
    Net increase in net
      assets from
      operations............       77         34          41             67      37          49
                             ---------  ---------      -----       ---------  ------      -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --          --             --      --          --
    Terminations............       --         --          --             --      --          --
    Insurance and other
      charges...............       --         --          --             --      --          --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --          --             --      --          --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --         --         200             --      --         200
                             ---------  ---------      -----       ---------  ------      -----
    Net increase in net
      assets from capital
      transactions..........       --         --         200             --      --         200
                             ---------  ---------      -----       ---------  ------      -----
    Net increase in net
      assets................       77         34         241             67      37         249
NET ASSETS:
  Beginning of period.......      275        241          --            286     249          --
                             ---------  ---------      -----       ---------  ------      -----
  End of period............. $    352   $    275        $241       $    353    $286        $249
                             ---------  ---------      -----       ---------  ------      -----
                             ---------  ---------      -----       ---------  ------      -----

                                   FIDELITY VIP OVERSEAS            FIDELITY VIP II ASSET MANAGER
                                 YEAR ENDED       (UNAUDITED)        YEAR ENDED         (UNAUDITED)
                                DECEMBER 31,      PERIOD FROM       DECEMBER 31,        PERIOD FROM
                             ------------------   5/1/95** TO    -------------------    5/1/95** TO
                               1997      1996       12/31/95        1997       1996      12/31/95
                             ---------  -------  --------------  -----------  ------  ---------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      5   $    2        $ --       $        8   $   8         $ --
    Net realized gain.......       17        3          --               23       7           --
    Net unrealized gain
      (loss)................        7       23          15               22      18           25
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from
      operations............       29       28          15               53      33           25
                             ---------  -------      -----            -----   ------       -----
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --       --          --               --      --           --
    Terminations............       --       --          --               --      --           --
    Insurance and other
      charges...............       --       --          --               --      --           --
    Other transfers from
      (to) the General
      Account of First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --          --               --      --           --
    Net increase in
      investment by First
      Allmerica Financial
      Life Insurance Company
      (Sponsor).............       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets from capital
      transactions..........       --       --         200               --      --          200
                             ---------  -------      -----            -----   ------       -----
    Net increase in net
      assets................       29       28         215               53      33          225
NET ASSETS:
  Beginning of period.......      243      215          --              258     225           --
                             ---------  -------      -----            -----   ------       -----
  End of period............. $    272   $  243        $215       $      311   $ 258         $225
                             ---------  -------      -----            -----   ------       -----
                             ---------  -------      -----            -----   ------       -----

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                DGPF INTERNATIONAL EQUITY
                                                   (UNAUDITED)
                                                    PERIOD
                                  YEAR ENDED         FROM
                                 DECEMBER 31,      5/1/95**
                             --------------------     TO
                               1997       1996     12/31/95
                             ---------  ---------  ---------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income... $      9   $      7        $--
    Net realized gain.......       --          2         --
    Net unrealized gain
     (loss).................        8         35         17
                             ---------  ---------  ---------
    Net increase in net
     assets from
     operations.............       17         44         17
                             ---------  ---------  ---------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............       --         --         --
    Terminations............       --         --         --
    Insurance and other
     charges................       --         --         --
    Other transfers from
     (to) the General
     Account of First
      Allmerica Financial
     Life Insurance Company
     (Sponsor)..............       --         --         --
    Net increase in
     investment by First
     Allmerica Financial
      Life Insurance Company
     (Sponsor)..............       --         --        200
                             ---------  ---------  ---------
    Net increase in net
     assets from capital
     transactions...........       --         --        200
                             ---------  ---------  ---------
    Net increase in net
     assets.................       17         44        217
NET ASSETS:
    Beginning of period.....      261        217         --
                             ---------  ---------  ---------
    End of period........... $    278   $    261        $217
                             ---------  ---------  ---------
                             ---------  ---------  ---------

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

The Group VEL Account (Group VEL) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company) established on November 13, 1996 (initial investment by the Company occurred on May 1, 1995), for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers twenty Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica, or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR), or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc., or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd., or of INVESCO Variable Investment Funds, Inc. (INVESCO) managed by INVESCO Funds Group, Inc. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO (the Funds) are open-end, diversified management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO and its affiliates.

Effective April 1, 1997, the investment portfolio of the Trust, which was formerly known as Small Cap Value Fund, changed its name to Small-Mid Cap Value Fund. At the Meeting of Shareholders of the Small Cap Value Fund, held on March 18, 1997, shareholders approved the name change and the revisions in the investment objective of the Fund from investing primarily in small cap value stocks to investing primarily in small and mid-cap value stocks. Effective January 9, 1998, the portfolio changed its name to Select Value Opportunity Fund.

Certain prior year balances have been reclassified to conform with current year presentation.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, or INVESCO at net asset value.

FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

                               GROUP VEL ACCOUNT

NOTE 3 -- INVESTMENTS

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO at December 31, 1997 were as follows:

                                                       PORTFOLIO INFORMATION
                                                   -----------------------------
                                                                       NET ASSET
                                                   NUMBER OF AGGREGATE   VALUE
INVESTMENT PORTFOLIO                                SHARES     COST    PER SHARE
-------------------------------------------------- --------- --------- ---------
ALLMERICA INVESTMENT TRUST:
  Growth..........................................    149       $316    $ 2.416
  Investment Grade Income.........................    226        240      1.112
  Money Market....................................    230        230      1.000
  Equity Index....................................    142        241      2.753
  Government Bond.................................    229        236      1.047
  Select Aggressive Growth........................    158        249      2.225
  Select Growth...................................    213        263      1.811
  Select Growth and Income........................    231        272      1.552
  Select Value Opportunity*.......................    218        271      1.626
  Select International Equity.....................    215        225      1.341
  Select Capital Appreciation.....................    204        206      1.697
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  High Income.....................................     22        240     13.580
  Equity-Income...................................     14        243     24.280
  Growth..........................................     10        228     37.100
  Overseas........................................     14        226     19.200
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager...................................     17        246     18.010
T. ROWE PRICE INTERNATIONAL SERIES, INC.:
  International Stock.............................     --         --         --
DELAWARE GROUP PREMIUM FUND, INC.:
  International Equity............................     18        218     15.520
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
  Industrial Income...............................     --         --         --
  Total Return....................................     --         --         --

* Name changed. See Note 1.

NOTE 4 -- RELATED PARTY TRANSACTIONS

On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge of up to $10. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value. For the years ended

                               GROUP VEL ACCOUNT

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

December 31, 1997, 1996 and 1995, there were no monthly deductions from sub-account policy values since no policies were issued.

The Company makes a charge of up to .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. For the years ended December 31, 1997, 1996 and 1995, there were no mortality and expense risk charges since no policies were issued. The mortality and expense risks annual charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed .90% per annum. For up to the first 10 policy years, the Company also charges up to .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses.

Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Group VEL, and does not receive any compensation for sales of Group VEL policies. Commissions are paid to registered representatives of Allmerica Investments or of independent broker-dealers by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1997, 1996 and 1995, there were no surrender charges applicable to Group VEL.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Group VEL satisfies the current requirements of the regulations, and it intends that Group VEL will continue to meet such requirements.

                               GROUP VEL ACCOUNT

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF and INVESCO shares by Group VEL during the year ended December 31, 1997 were as follows:

INVESTMENT PORTFOLIO                                         PURCHASES SALES
------------------------------------------------------------ --------- -----
ALLMERICA INVESTMENT TRUST:
  Growth....................................................    $ 64   $ --
  Investment Grade Income...................................      15     --
  Money Market..............................................      12     --
  Equity Index..............................................      15     --
  Government Bond...........................................      13     --
  Select Aggressive Growth..................................      29     --
  Select Growth.............................................      21     --
  Select Growth and Income..................................      35     --
  Select Value Opportunity*.................................      49     --
  Select International Equity...............................      16     --
  Select Capital Appreciation...............................      --     --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  High Income...............................................      20     --
  Equity-Income.............................................      28     --
  Growth....................................................      10     --
  Overseas..................................................      22     --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  Asset Manager.............................................      31     --
T. ROWE PRICE INTERNATIONAL SERIES, INC.:
  International Stock.......................................      --     --
DELAWARE GROUP PREMIUM FUND, INC.:
  International Equity......................................       9     --
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
  Industrial Income.........................................      --     --
  Total Return..............................................      --     --
                                                             --------- -----
Total.......................................................    $389   $ --
                                                             --------- -----
                                                             --------- -----

* Name changed. See Note 1.